UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

790 N. Water Street

              Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

790 N. Water Street

              Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”).

BMO Funds	August 31, 2020

Annual report

Equity Funds

International & Global Funds

Fixed Income Funds

Money Market Funds

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

Commentaries (Unaudited)

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	2	BMO Ultra Short Tax-Free Fund	14
BMO Dividend Income Fund	3	BMO Short Tax-Free Fund	15
BMO Large-Cap Value Fund	4	BMO Short-Term Income Fund	16
BMO Large-Cap Growth Fund	5	BMO Intermediate Tax-Free Fund	17
BMO Mid-Cap Value Fund	6	BMO Strategic Income Fund	18
BMO Mid-Cap Growth Fund	7	BMO Corporate Income Fund	19
BMO Small-Cap Value Fund	8	BMO Core Plus Bond Fund	20
BMO Small-Cap Growth Fund	9	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	21
BMO Global Low Volatility Equity Fund	10	BMO Tax-Free Money Market Fund	22
BMO Disciplined International Equity Fund	11	BMO Prime Money Market Fund	23
BMO Pyrford International Stock Fund	12	BMO Institutional Prime Money Market Fund	24
BMO LGM Emerging Markets Equity Fund	13	Explanation of the Indices and Notes in the Commentary	25

Financial Information

Expense Example (Unaudited)			28

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	31	BMO Ultra Short Tax-Free Fund	52
BMO Dividend Income Fund	32	BMO Short Tax-Free Fund	54
BMO Large-Cap Value Fund	34	BMO Short-Term Income Fund	56
BMO Large-Cap Growth Fund	36	BMO Intermediate Tax-Free Fund	61
BMO Mid-Cap Value Fund	37	BMO Strategic Income Fund	63
BMO Mid-Cap Growth Fund	39	BMO Corporate Income Fund	67
BMO Small-Cap Value Fund	41	BMO Core Plus Bond Fund	71
BMO Small Cap Growth Fund	44	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	75
BMO Global Low Volatility Equity Fund	46	BMO Tax-Free Money Market Fund	78
BMO Disciplined International Equity Fund	48	BMO Prime Money Market Fund	80
BMO Pyrford International Stock Fund	49	BMO Institutional Prime Money Market Fund	83
BMO LGM Emerging Markets Equity Fund	51

Notes to Schedules of Investments			85
Statements of Assets and Liabilities			86
Statements of Operations			91
Statements of Changes in Net Assets			96
Financial Highlights			103
Notes to Financial Statements			113

Report of Independent Registered Public Accounting Firm			137

Results of the Special Meetings of Shareholders (Unaudited)			138

Directors and Officers of the Funds (Unaudited)			139

Discussion of the Operation and Effectiveness of the Funds’ Liquidity Risk Management Program (Unaudited)			141

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)			142

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report	BMO Low Volatility Equity Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	(1.25)	8.57	8.34
Advisor Class (A) OFFER	(6.18)	7.47	7.46
Institutional Class (I)	(1.06)	8.85	10.43
Russell 1000® Index	22.50	14.31	14.26
Lipper Multi-Cap Value Funds Index	(0.97)	5.12	9.44

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Low Volatility Equity Fund (the Fund) returned -1.06% for the fiscal year ended August 31, 2020 versus the Russell 1000® Index and the Lipper Multi-Cap Value Funds Index, which returned 22.50% and -0.97%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the Russell 1000® Index in the fiscal period; both sector allocation and stock selection were negative for the period. The Fund’s underweight positions in Energy and Industrials added to performance, while an underweight position in Information Technology and an overweight position in Utilities detracted from performance. Stock selection was strongest in Materials and Energy and weakest in Consumer Discretionary and Health Care. Newmont Corp. (NEM) (71% return, 3% of the Fund) and Kroger Co. (54% return, 2% of the Fund) added to the portfolio’s performance, while US Foods Holding Corp. (USFD) (-56% return, <1% of the Fund) and Public Storage (PSA) (-17% return, 2% of the Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BAEGX	09658W105	5/27/2014	0.93	0.90
Institutional (I)	MLVEX	09658L208	9/28/2012	0.68	0.65

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	6.5
Consumer Discretionary	9.6
Consumer Staples	21.8
Energy	1.7
Financials	7.6
Healthcare	16.7
Industrials	7.0
Information Technology	6.1
Materials	2.9
Real Estate	5.7
Utilities	12.5
Other Assets & Liabilities, Net	1.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Dividend Income Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	(0.01)	8.60	7.15
Advisor Class (A) OFFER	(5.02)	7.50	6.28
Institutional Class (I)	0.28	8.87	10.30
Russell 1000® Value Index	0.84	7.53	10.50
Standard & Poor’s 500® Index	21.94	14.46	14.85
Lipper Equity Income Funds Index	4.12	8.87	10.31

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Dividend Income Fund (the Fund) returned 0.28% for the fiscal year ended August 31, 2020 versus the Russell 1000® Value Index, the Standard & Poor’s 500® Index and the Lipper Equity Income Funds Index, which returned 0.84%, 21.94% and 4.12%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

The Fund’s performance was aided by our sector allocation as we were overweight sectors like Information Technology and Consumer Discretionary, while we were underweight Financials. Investors focused on sectors that would be less negatively impacted, or thrive, in an environment impacted by social distancing measures. Work from home mandates led to corporations and consumers investing in technology and spending on home improvement. Meanwhile, the low interest rate environment along with concerns about future credit risk hampered bank performance.

The Fund exposure to higher yielding consumer focused companies detracted from performance. Stock selection was weak within the Industrial and Consumer Staples sectors. Boeing ( -73% return, <1% of the Fund) continued to struggle with the launch of its next generation plane and the global travel shutdown. The position was sold as the company eliminated its dividend. The limitation placed on dining out negatively impacted protein company Tyson Foods (-25% return, 1% of the Fund) and food distributor Sysco (-17% return, 1% of the Fund).

As we look ahead, the potential for heightened market volatility remains as investors grapple with the lasting economic effects of COVID-19 and the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

Kenneth M. Conrad, Ph.D., CFA; since 2000

Casey J. Sambs, CFA; since 2004

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BADIX	09658W204	5/27/2014	1.03	0.90
Institutional (I)	MDIVX	09658L604	12/29/2011	0.78	0.65

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	6.8
Consumer Discretionary	8.0
Consumer Staples	8.0
Energy	2.9
Financials	12.1
Healthcare	15.0
Industrials	9.7
Information Technology	22.4
Materials	3.4
Real Estate	4.2
Utilities	5.2
Other Assets & Liabilities, Net	2.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Large-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	0.43	5.35	—	5.00
Advisor Class (A) OFFER	(4.57)	4.28		4.14
Institutional Class (I)	0.70	5.61	10.41	5.68
Retirement Class (R-6)	0.82	—	—	5.75
Russell 1000® Value Index	0.84	7.53	11.05	11.05
Lipper Multi-Cap Value Funds Index	(0.97)	5.12	9.44	9.44

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Large-Cap Value Fund (the Fund) returned 0.70% for the fiscal year ended August 31, 2020 versus the Russell 1000® Value Index and the Lipper Multi-Cap Value Funds Index, which returned 0.84% and -0.97%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities also rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the Russell 1000® Value Index in the fiscal period: sector allocation was positive for the period, while stock selection was negative. The Fund’s overweight positions in Information Technology and Health Care added to performance, while an underweight position in Materials and an overweight position in Financials detracted from performance. Stock selection was strongest in Energy and Information Technology and weakest in Consumer Staples and Communication Services. Microsoft Corp. (MSFT) (66% return, 2% of the Fund) and Morgan Stanley (MS) (30% return, 3% of the Fund) added to the portfolio’s performance, while United Airlines Holdings Inc. (UAL) (-69% return, <1% of the Fund) and US Foods Holding Corp. (USFD) (-51% return, <1% of the Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BALVX	09658W303	5/27/2014	0.85	0.79
Institutional (I)	MLVIX	09658L844	1/31/2008	0.60	0.54
Retirement (R-6)	BLCRX	09658W568	12/28/2015	0.45	0.39

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	7.1
Consumer Discretionary	7.2
Consumer Staples	11.5
Energy	3.0
Financials	20.2
Healthcare	16.6
Industrials	12.3
Information Technology	10.2
Materials	1.2
Real Estate	3.7
Utilities	5.5
Other Assets & Liabilities, Net	1.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Large-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	29.88	16.83	17.31	8.83
Advisor Class (A) NAV	29.85	16.84	—	15.41
Advisor Class (A) OFFER	23.39	15.64	—	14.47
Institutional Class (I)	30.19	17.13	17.60	12.13
Retirement Class (R-6)	30.40	—	—	17.43
Russell 1000® Growth Index	44.34	20.66	19.02	19.02
Lipper Multi-Cap Growth Funds Index	39.20	17.32	16.93	16.93

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Large-Cap Growth Fund (the Fund) returned 30.19% for the fiscal year ended August 31, 2020 versus the Russell 1000® Growth Index and the Lipper Multi-Cap Growth Funds Index, which returned 44.34% and 39.20%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities also rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the Russell 1000® Growth Index in the fiscal period; both sector allocation and stock selection were negative. The Fund’s underweight position in Materials and overweight position in Energy added to performance, while an underweight position in Consumer Discretionary and an overweight position in Industrials detracted from performance. Stock selection was strongest in Health Care and Energy and weakest in Consumer Discretionary and Information Technology. Horizon Therapeutics Public Ltd. (HZNP) (149% return, 1% of the Fund) and Fortinet Inc. (FTNT) (67% return, 2% of the Fund) added to the portfolio’s performance, while MGM Resorts International (MGM) (-49% return, <1% of the Fund) and Expedia Group Inc. (EXPE) (-40% return, <1% of the Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our multi-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	MASTX	09658L745	11/20/1992	0.84	0.79
Advisor (A)	BALGX	09658W402	5/27/2014	0.84	0.79
Institutional (I)	MLCIX	09658L752	1/31/2008	0.59	0.54
Retirement (R-6)	BLGRX	09658W576	12/28/2015	0.44	0.39

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	13.3
Consumer Discretionary	11.5
Consumer Staples	4.4
Financials	2.4
Healthcare	13.8
Industrials	5.9
Information Technology	46.5
Materials	0.5
Real Estate	1.2
Other Assets & Liabilities, Net	0.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Institutional Class, Advisor Class and Retirement R-6 shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Mid-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	(8.10)	2.20	—	2.17
Advisor Class (A) OFFER	(12.73)	1.16	—	1.34
Institutional Class (I)	(7.79)	2.46	8.71	5.91
Retirement Class (R-6)	(7.66)	2.61	—	2.57
Russell Midcap® Value Index	(1.30)	6.15	10.94	10.94
Lipper Mid-Cap Value Funds Index	(3.66)	3.51	9.12	9.12

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Mid-Cap Value Fund (the Fund) returned -7.79% for the fiscal year ended August 31, 2020 versus the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index, which returned -1.30% and -3.66%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities also rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the Russell Midcap® Value Index in the fiscal period; sector allocation was positive for the period, while stock selection was negative. The Fund’s overweight position in Health Care and underweight position in Energy added to performance, while an overweight position in Real Estate and an underweight position in Materials detracted from performance. Stock selection was strongest in Energy and weakest in Consumer Discretionary and Financials. Charles River Laboratories International Inc. (CRL) (67% return, 1% of the Fund) and Akamai Technologies Inc. (AKAM) (31% return, 1% of the Fund) added to the portfolio’s performance, while EPR Properties (EPR) (-62% return, <1% of the Fund) and Sabre Corp. (SABR) (-73% return, <1% Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; Since 1994

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BAMCX	09658W501	5/27/2014	1.26	1.24
Institutional (I)	MRVIX	09658L711	1/31/2008	1.01	0.99
Retirement (R-6)	BMVGX	09658V438	5/27/2014	0.86	0.84

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	4.4
Consumer Discretionary	9.4
Consumer Staples	6.3
Energy	1.8
Financials	12.6
Healthcare	11.5
Industrials	16.4
Information Technology	10.6
Materials	6.3
Real Estate	9.8
Utilities	9.4
Other Assets & Liabilities, Net	1.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Mid-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	19.05	10.82	—	8.81
Advisor Class (A) OFFER	13.08	9.69	—	7.93
Institutional Class (I)	19.41	11.10	12.88	9.17
Retirement Class (R-6)	19.49	11.26	—	9.25
Russell Midcap® Growth Index	23.56	14.94	16.03	16.03
Lipper Mid-Cap Growth Funds Index	25.06	15.03	15.09	15.09

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Mid-Cap Growth Fund (the Fund) returned 19.41% for the fiscal year ended August 31, 2020 versus the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index, which returned 23.56% and 25.06%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities also rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the Russell Midcap® Growth Index in the fiscal period; sector allocation was positive for the period, while stock selection was negative. The Fund’s overweight position in Health Care and underweight position in Communication Services added to performance, while overweight positions in Real Estate and Financials detracted from performance. Stock selection was strongest in Health Care and Energy and weakest in Real Estate and Industrials. Tempur Sealy International Inc. (TPX) (105% return, 1% of the Fund) and DexCom Inc. (DXCM) (148% return, 1% of the Fund) added to the portfolio’s performance, while US Foods Holding Corp. (USFD) (-42% return, <1% of the Fund) and Euronet Worldwide Inc. (EEFT) (-33% return, 1% of the Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BGMAX	09658W600	5/27/2014	1.32	1.24
Institutional (I)	MRMIX	09658L737	1/31/2008	1.07	0.99
Retirement (R-6)	BMGGX	09658V412	5/27/2014	0.92	0.84

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	4.0
Consumer Discretionary	7.6
Consumer Staples	1.2
Financials	4.5
Healthcare	22.9
Industrials	13.4
Information Technology	39.5
Materials	2.9
Real Estate	2.5
Other Assets & Liabilities, Net	1.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Small-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	(8.63)	2.16	1.15
Advisor Class (A) OFFER	(13.2)	1.11	0.32
Institutional Class (I)	(8.40)	2.43	6.07
Retirement Class (R-6)	(8.24)	2.59	1.59
Russell 2000® Value Index	(6.14)	4.37	5.86
Lipper Small-Cap Core Funds Index	(1.01)	6.36	7.53

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small-Cap Value Fund (the Fund) returned -8.40% for the fiscal year ended August 31, 2020 versus the Russell 2000® Value Index and the Lipper Small-Cap Core Funds, which returned -6.14% and -1.01%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities also rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the Russell 2000® Value Index in the fiscal period ending; sector allocation was positive for the period, while stock selection was negative. The Fund’s overweight positions in Health Care and Information Technology added to performance, while underweight positions in Consumer Staples and Materials detracted from performance. Stock selection was strongest in Industrials and Consumer Discretionary and weakest in Health Care and Information Technology. K12 Inc. (LRN) (73% return, 1% of the Fund) and National General Holdings Corp. (NGHC) (44% return, <1% of the Fund) added to the portfolio’s performance, while Great Western Bancorp Inc. (GWB) (-52% return, 1% of the Fund) and Kraton Corp. (KRA) (-73% return, <1% of the Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; Since 1994

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BACVX	09658W709	5/27/2014	1.40	1.24
Institutional (I)	MRSNX	09658L596	2/28/2011	1.15	0.99
Retirement (R-6)	BSVGX	09658V388	5/27/2014	1.00	0.84

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	13.1
Consumer Staples	2.2
Energy	2.0
Financials	25.3
Healthcare	7.8
Industrials	18.2
Information Technology	9.9
Materials	6.4
Real Estate	8.2
Utilities	4.1
Other Assets & Liabilities, Net	2.8
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Small-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	10.60	—	—	7.37
Advisor Class (A) OFFER	5.04	—	—	5.68
Institutional Class (I)	10.89	6.23	10.83	8.15
Russell 2000® Growth Index	17.28	10.45	14.08	14.08
Lipper Small-Cap Growth Funds Index	20.55	13.39	14.67	14.67

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small-Cap Growth Fund (the Fund) returned 10.89% for the fiscal year ended August 31, 2020 versus the Russell 2000® Growth Index and the Lipper Small-Cap Growth Funds Index, which returned 17.28% and 20.55%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities also rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the Russell 2000® Growth Index in the fiscal period ending; sector allocation was positive for the period, while stock selection was negative. The Fund’s underweight positions in Consumer Discretionary and Financials added to performance, while an overweight position in Consumer Staples and an underweight position in Utilities detracted from performance. Stock selection was strongest in Consumer Staples and Communication Services and weakest in Health Care and Industrials. Teladoc Health Inc. (TDOC) (232% return, <1% of the Fund) and K12 Inc. (LRN) (82% return, 1% of the Fund) added to the portfolio’s performance, while Everi Holdings Inc. (EVRI) (-67% return, <1% of the Fund) and Radius Health Inc. (RDUS) (-56% return, 1% of the Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; Since 1994

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BSLAX	09658V339	5/31/2017	1.31	1.24
Institutional (I)	MSGIX	09658L620	1/31/2008	1.06	0.99

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	1.8
Consumer Discretionary	11.6
Consumer Staples	4.2
Financials	1.7
Healthcare	35.3
Industrials	14.3
Information Technology	23.9
Materials	2.7
Real Estate	2.0
Utilities	0.6
Other Assets & Liabilities, Net	1.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Global Low Volatility Equity Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	(5.51)	4.93	4.38
Advisor Class (A) OFFER	(10.22)	3.85	3.52
Institutional Class (I)	(5.29)	5.17	5.82
Morgan Stanley Capital International All Country World Index	16.52	10.21	8.47
Lipper Global Multi-Cap Value Funds Index	0.59	4.17	3.73

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Global Low Volatility Equity Fund (the Fund) returned -5.29% for the fiscal year ended August 31, 2020 versus MSCI All Country World Index Net and the Lipper Global Multi-Cap Value Funds Index, which returned 16.52% and 0.59%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities also rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the MSCI ACWI Net in the fiscal period; both sector allocation and stock selection were negative for the period. The Fund’s underweight positions in Energy and Industrials added to performance, while an underweight position in Information Technology and an overweight position in Real Estate detracted from performance. Stock selection was strongest in Materials and weakest in Communication Services and Consumer Discretionary. Fisher & Paykel Healthcare Corp. (FPH-NZ) (140% return, 2% of the Fund) and Flow Traders NV (FLOW-NL) (69% return, 2% of the Fund) added to the portfolio’s performance, while American Assets Trust Inc. (AAT-US) (-44% return, <1% of the Fund) and Portland General Electric Co. (POR-US) (-30% return, 1% of the Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BAEGX	09658W873	5/27/2014	1.47	1.10
Institutional (I)	BGLBX	09658V768	9/30/2013	1.22	0.85

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	20.8
Consumer Discretionary	3.3
Consumer Staples	17.5
Financials	11.0
Healthcare	16.5
Industrials	1.8
Information Technology	1.0
Materials	2.7
Real Estate	8.9
Utilities	14.8
Other Assets & Liabilities, Net	1.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Disciplined International Equity Fund

Average annual total returns (%)
	1-Year	Since Inception
Advisor Class (A) NAV	0.92	1.49
Advisor Class (A) OFFER	(4.15)	0.44
Institutional Class (I)	1.30	1.76
Morgan Stanley Capital International Europe, Australasia, Far East Index	6.13	5.04
Lipper International Multi-Cap Core Funds Index	4.75	8.28

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Disciplined International Equity Fund (the Fund) returned 1.30% for the fiscal year ended August 31, 2020 versus the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index, which returned 6.13% and 4.75%, respectively.

Global equities experienced a year unlike any other as COVID-19 exploded into a worldwide pandemic during the first quarter of 2020, leading to an unprecedented economic shutdown as governments and businesses took dramatic steps to contain the virus. Investors responded to sudden expectations of a global recession, straining the liquidity of financial markets while sending equities into a steep decline in the first quarter. As financial conditions worsened in March, forced liquidations and hedge-fund deleveraging exaggerated the market selloff, driving volatility to record highs. Global stocks rebounded strongly, however, in the months following the March lows as countries began to reopen their economies and policymakers announced unprecedented fiscal and monetary support. Investors returned to risk assets relatively quickly and helped global equities finish the trailing 12-month period with double-digit returns.

Despite the U.S. taking over the global lead in COVID-19 cases during the summer of 2020, U.S. equities also rallied dramatically following March lows. As they had prior to the virus, large technology firms helped drive U.S. markets higher, signaling the continuation of concentrated leadership in U.S equities. While U.S. equities delivered strong 12-month returns across asset classes, value remained a weak spot in terms of style, continuing a long stretch in which growth stocks have consistently outperformed value names.

The Fund underperformed the MSCI EAFE Index in the fiscal period ending; sector allocation was positive for the period, while stock selection was negative. The Fund’s overweight positions in Health Care and Information Technology added to performance, while overweight positions in Real Estate and Utilities detracted from performance. Stock selection was strongest in Energy and Financials and weakest in Industrials and Information Technology. Roche Holding AG (ROG-CH) (32% return, 3% of the Fund) and Sartorius Stedim Biotech SA (DIM-FR) (142% return, 2% of the Fund) added to the portfolio’s performance, while AerCap Holdings NV (AER-US) (-45% return, 1% of the Fund) and Eni SpA. (ENI-IT) (-33% return, 1% of the Fund) detracted from returns.

As we look ahead, the potential for heightened market volatility remains as investors continue to grapple with the lasting economic effects of COVID-19 in addition to the impact of the upcoming election cycle. Repositioning has focused on upgrading quality and reducing exposure to companies with balance sheet risk, without sacrificing valuation exposure. Furthermore, valuation spreads remain near historical levels, suggesting an opportunity for long-term alpha generation by emphasizing company valuations as a part of our mufti-faceted process. At the same time, we continue to emphasize risk management during periods of heightened market volatility.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BDAQX	09658W667	9/17/2015	1.28	1.15
Institutional (I)	BDIQX	09658W659	9/17/2015	1.03	0.90

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	6.8
Consumer Discretionary	6.5
Consumer Staples	10.6
Energy	1.8
Financials	13.1
Healthcare	17.9
Industrials	9.8
Information Technology	11.2
Materials	8.3
Real Estate	4.1
Utilities	6.8
Other Assets & Liabilities, Net	3.1
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Pyrford International Stock Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	6.11	4.85	2.12
Advisor Class (A) OFFER	0.79	3.77	1.29
Institutional Class (I)	6.38	5.11	5.89
Retirement Class (R-6)	6.54	5.28	2.54
Morgan Stanley Capital International Europe, Australasia, Far East Index	6.13	4.72	5.79
Lipper International Multi-Cap Core Funds Index	4.75	4.52	6.35

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Pyrford International Stock Fund (the Fund) returned 6.38% for the fiscal year ended August 31, 2020 versus the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) and the Lipper International Multi-Cap Core Funds Index, which returned 6.13% and 4.75%, respectively.

Following outperformance during the selloff in Q1 2020, the Fund lagged the subsequent rebound. The bounce occurred in risk assets and it had nothing to do with investment fundamentals. Stimulus measures and targeted relief packages alongside an easing of lockdown restrictions continue to dominate market returns despite the headlines of concentrated spikes in coronavirus cases. The easing of lockdown restrictions is a crucial lifeline to many sectors but optimism around a rebound in earnings is running far ahead of a rebound in sales and earnings

Relative performance was predominantly driven by positive stock selection contribution from Europe and a negative country allocation from Asia Pacific. Positive Eurozone stock selection has been driven by not owning the low-quality Eurozone banks while also benefitting from the recovery in German industrial stocks such as Fuchs Petrolub (38% return, 2% of the Fund) and GEA Group (38% return, 1% of the Fund).

In Asia Pacific, the overweight to Malaysia and underweight to Japan detracted. The underweight to Japan is based on elevated valuations, the burdensome debt level in Japan combined with soft economic growth. The Fund did benefit from being underweight the Japanese Yen which has lagged other currency returns. Singapore stock selection weighed on relative returns, led by Comfortdelgro (-37% return, 1% of the Fund), the land transport company which has seen revenues negatively impacted by lockdown restrictions. We remain holders given the strong balance sheet, with strong cash flow generation ability enabling them to acquire growth overseas given the limited growth outlook within Singapore.

Valuations reflect the view that earnings growth will recover over 2021 despite continued uncertainty on the duration of a recovery and the impact of unprecedented government borrowing. As we have mentioned before, such swift and sizeable rescue packages were a necessity, but they come at a price. A legacy of greater debt and challenging demographics suggests global growth will remain subdued for many years.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Pyrford International Ltd.

Fund Managers; Investment Experience

Tony Cousins, CFA; since 1985

Daniel McDonagh, CFA; since 1997

Paul Simons, CFA; since 1996

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BPIAX	09658W840	5/27/2014	1.21	1.19
Institutional (I)	MISNX	09658L513	12/29/2011	0.96	0.94
Retirement (R-6)	BISGX	09658V362	5/27/2014	0.81	0.79

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	10.4
Consumer Discretionary	3.9
Consumer Staples	15.1
Energy	6.4
Financials	10.9
Healthcare	10.1
Industrials	20.8
Information Technology	6.9
Materials	4.3
Utilities	3.9
Materials	1.7
Other Assets & Liabilities, Net	5.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO LGM Emerging Markets Equity Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	4.30	6.29	—	3.18
Advisor Class (A) OFFER	(0.89)	5.21	—	2.34
Institutional Class (I)	4.60	6.57	3.11	7.38
Morgan Stanley Capital International Emerging Markets Index	14.49	8.66	3.76	3.76
Lipper Emerging Markets Funds Index	14.17	8.98	4.18	4.18

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO LGM Emerging Markets Equity Fund (the Fund) returned 4.60% for the fiscal year ended August 31, 2020 versus the Morgan Stanley Capital International Emerging Markets Index and the Lipper Emerging Markets Funds Index, which returned 14.49% and 14.17%, respectively.

Returns were materially impacted (and continue to be impacted) by the outbreak of COVID-19 (as well as a major correction in the oil market). This instability however has not been equally distributed across underlying markets. On aggregate, the index has been propped up by the strength and resilience of China and Taiwan, while many other large emerging markets (including India, Mexico, Indonesia, South Africa and Brazil) sold heavily as the virus spread globally and countries went into lock down. In the past twelve months, China has actually gained 39% while Taiwan is up 38% while South Korea has gained 23%. Collectively these three markets account for approximately 65% of the MSCI EM Index. In general, all other markets have materially underperformed; India is up only 3%, Mexico down 19%, Indonesia is down 17% and Brazil down 26%. Currency, where often fear is first realized, played a material role in the weakness, though we have seen the U.S. dollar weaken in the past number of weeks.

Security selections in China and Russia and avoidance of exposures to the Brazilian market contributed most to relative performance. While security selections in China added material value, the overall underweight in the Chinese market hurt relative performance from an allocation perspective. Exposures in India, South Africa and Mexico (all markets where the portfolio has invested more relative to the index) detracted from relative performance. From a sector perspective, positions in Consumer Staples cost the most value as volumes in the majority of businesses dried up during the global lockdown. An underweight to some of the mega cap Technology names also hurt relative returns, while positions in Financials lost ground as the market moved to discount the potential impacts that may occur on the back of the sharp economic correction. A good deal of relative underperformance arose from companies not held in the portfolio. In particular, not owning Alibaba and Meituan Dianping detracted materially with returns of 64% and 250% respectively.

On the positive side, Ping An Healthcare and Technology (China) (140% return, <1% of the Fund) delivered a stellar return for the portfolio. The company, which provides an online/App based doctor’s service, has seen a huge increase in demand for its service since the onset of COVID. Daily consultations were up nine-fold during the January-February COVID-19 pandemic, driving a phenomenal share-price performance year to date (in excess of 100%). This move is great for the fund, but everything comes at a price and this one just became too rich. Recent management changes also have given cause for concern, so we felt it was prudent to take our profits in this stock.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

LGM Investments Limited

Fund Managers; Investment Experience

Irina Hunter; since 1994

Rishikesh Patel; since 2003

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BAEMX	09658W824	5/27/2014	1.50	1.40
Institutional (I)	MIEMX	09658L489	12/22/2008	1.25	1.15

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	4.3
Consumer Discretionary	9.4
Consumer Staples	32.1
Energy	2.4
Financials	25.8
Healthcare	1.0
Industrials	2.9
Information Technology	15.7
Consumer Staples	2.2
Other Assets & Liabilities, Net	4.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Ultra Short Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	1.06	0.99	—	0.85
Advisor Class (A) OFFER	(1.00)	0.57	—	0.52
Institutional Class (I)	1.21	1.22	1.17	1.26
Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index)	1.29	0.99	0.71	0.74
Lipper Short Municipal Debt Funds Index	1.49	1.36	1.21	1.21

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Ultra Short Tax-Free Fund returned 1.21% for the fiscal year ended August 31, 2020 versus the blended (50% Bloomberg Barclays 1 Year Muni Bond Index and 50% iMoneyNet Money Fund Tax Free National Retail Index) and the Lipper Short Municipal Debt Funds Index, which returned 1.29% and 1.49%, respectively.

The fiscal year began with the U.S. in a slow but steady economic expansion with municipal bonds performing solidly in an environment of limited supply and historically strong industry inflows. Everything was turned on its head starting in Q1 2020 with the arrival of the global pandemic, resulting in personal tragedies and economic fallout across the U.S. In March, municipal bond volatility reached levels not seen since the early 1980’s as investors rushed to the exits seeking the safety of cash. Fortunately, the U.S. Federal Reserve (the Fed) and the Treasury Department reinstituted programs used during the Global Financial Crisis and created some new ones, such as the Municipal Liquidity Facility (MLF), to help the financial markets stabilize and ultimately recover in late spring.

Sadly, the pandemic continues, but swift and massive monetary and fiscal interventions allowed the municipal market to rally into fiscal year-end. Despite the negative returns seen in the first quarter of 2020, municipal bond returns ended the fiscal year up 3% for the trailing one-year period (Bloomberg Barclays Municipal Bond Index). We believe the Fed, and to some extent Congress, will continue to support the U.S. economy until more effective treatments to combat the virus emerge.

The Fund was defensively positioned for most of the fiscal year, maintaining both overall credit quality and a slightly shorter duration relative to the benchmark. This conservative stance hindered performance during the non-pandemic portion of the fiscal year, but aided performance during the March liquidity crunch. The Fund’s floating rate exposure also helped relative performance during the fiscal year, along with security selection in the 2-4 year portion of the yield curve.

The Fund has gradually added a bit of duration since the spring with the front end of the yield curve remaining extremely flat and the Fed likely to remain accommodative for the foreseeable future, while the U.S. economy rebounds from the pandemic-led recession in the months ahead.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor	BAUSX	09658W790	5/27/2014	0.62	0.55
Institutional	MUISX	09658L539	9/30/2009	0.37	0.30

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 16.0%
School District	5.8
State or Local	10.2
Revenue Bonds — 78.4%
Appropriation	16.2
Education	4.9
General Revenue	2.3
Health Care	15.1
Housing	5.8
Industrial Revenue	7.0
Power	5.0
Special Tax	6.1
State or Local	0.4
Student Loan	0.2
Tobacco	0.1
Transportation	10.4
Water & Sewer	4.9
Other Assets & Liabilities, Net	5.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 20120

Annual Report	BMO Short Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	1.73	1.64	1.61
Advisor Class (A) OFFER	(0.30)	1.23	1.28
Institutional Class (I)	1.88	1.81	1.92
Bloomberg Barclays Short (1-5 Year) Municipal Index	2.72	1.97	1.69
Lipper Short Municipal Debt Funds Index	1.49	1.36	1.07

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Short Tax-Free Fund returned 1.88% for the fiscal year ended August 31, 2020 versus the Bloomberg Barclays Muni Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Index, which returned 2.72% and 1.49%, respectively.

The fiscal year began with the U.S. in a slow but steady economic expansion with municipal bonds performing solidly in an environment of limited supply and historically strong industry inflows. Everything was turned on its head starting in Q1 2020 with the arrival of the global pandemic resulting in personal tragedies and economic fallout across the U.S. In March, municipal bond volatility reached levels not seen since the early 1980’s as investors rushed to the exits seeking the safety of cash. Fortunately, the U.S. Federal Reserve (the Fed) and the Treasury Department reinstituted programs used during the Global Financial Crisis and created some new ones, such as the Municipal Liquidity Facility (MLF), to help the financial markets stabilize and ultimately recover in late spring.

Sadly, the pandemic continues, but swift and massive monetary and fiscal interventions allowed the municipal market to rally into fiscal year-end. Despite the negative returns seen in the first quarter of 2020, municipal bond returns ended the fiscal year up 3% for the trailing one-year period (Bloomberg Barclays Municipal Bond Index). We believe the Fed, and to some extent Congress, will continue to support the U.S. economy until more effective treatments to combat the virus emerge.

The Fund was positioned for a continued economic expansion when the pandemic hit, including an overweight of the lower investment grade credit tiers relative to the benchmark as well as a preference for bonds in higher income sectors such as Health Care and Transportation. While the Fund’s duration was just slightly shorter than neutral for much of the fiscal year, which helped relative performance somewhat during the Covid-sparked selloff, the Fund’s exposure to Hospital credits and the 4-6 year portion the yield curve served as performance headwinds during the fiscal year. Fortunately, the Fund took advantage of the temporary price dislocations in March and April, adding to the portfolio’s yield. The additional yield, plus price appreciation of many securities over the final quarter of the fiscal year, had relative performance on a positive trajectory as the year concluded.

We continue to believe maintaining more credit exposure relative to the benchmark will reward shareholders as the Fed is likely to remain accommodative for the foreseeable future, while the U.S. economy rebounds from the pandemic-led recession in the months ahead.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BAUSX	09658W782	5/27/2014	0.72	0.55
Institutional (I)	MUISX	09658L646	11/29/2012	0.47	0.40

The above expense ratios are from the Funds’ Prospectus dated April 1, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2020 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 12.8%
School District	3.0
State or Local	9.8
Revenue Bonds — 86.5%
Appropriation	22.5
Education	4.5
Health Care	27.2
Housing	4.9
Industrial Revenue	1.2
Power	4.0
Special Tax	4.8
Tobacco	4.3
Transportation	7.1
Water & Sewer	6.0
Other Assets & Liabilities, Net	0.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020

Annual Report	BMO Short-Term Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	3.09	2.26	—	1.88
Advisor Class (A) OFFER	1.06	1.84	—	1.56
Institutional Class (I)	3.35	2.51	2.26	2.97
Lipper Short Investment-Grade Debt Funds Index	3.80	2.50	2.06	2.06
Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index	3.67	2.17	1.63	1.63

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Short-Term Income Fund (the Fund) returned 3.35% for the fiscal year ended August 31, 2020 versus the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index and the Lipper Short Investment-Grade Debt Funds Index, which returned 3.67% and 3.80%, respectively.

The most significant episode affecting the marketplace over the past twelve months was an exogenous shock that brought the global economy to a near full-stop in March and April of this year. As uncertainty about the depth of economic disruption from Covid-19 rose in early 2020, liquidity and access to credit were frozen, leaving markets largely non-functional. By May, the combination of lower interest rates and a gradual return of confidence sent investors in search of incremental yield. Thanks to this surge in demand, by the end of July, bond spreads had tightened nearly all the way back to “pre-COVID” levels.

Over the last 12 months, the Federal Reserve (the Fed) lowered the overnight interest rate four times, including 25 basis point declines at meetings in September and October 2019, in what the Fed termed as a “mid-cycle adjustment”. Further, the Fed responded to heightened market concerns in early 2020 by slashing the overnight rate 150 basis points to a range of 0-0.25%; a rate last seen in the wake of the 2008/2009 financial crisis. A direct result of the Fed’s action was that interest rates in the front-end of the curve declined dramatically and the shape of the curve steepened.

Regarding Fund attribution, sector selection/allocation was the dominant factor affecting performance, both positively and negatively. For three of the four most recent quarters, an overweight exposure to the spread sectors (Corporate and Asset-Backed (ABS)), as compared to the benchmark index, was extremely positive as high demand and spread tightening resulted in outperformance. Amid the extreme market unease resulting from “pandemic” concerns, the U.S. Government sector far outperformed all others in the first three months of 2020 as investors poured into “safe haven” assets and the associated spreads on Corporate/ABS securities widened exponentially.

Despite the general acceptance that interest rates will remain exceptionally low for the near term; projections for the front-end, fixed income markets will be dynamic and subject to fluctuations. With the belief that demand will remain strong, we continue to favor an overweight, but tempered, bias to the spread sectors, particularly in corporate and securitized issues. Thanks to looming uncertainties (COVID, election results, etc.); immediate access to liquidity will remain a focal point.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

Don McConnell; since 1995

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Advisor (A)	BTMAX	09658W774	5/27/2014	0.70	0.60
Institutional (I)	MSIFX	09658L570	5/31/2007	0.45	0.35

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	15.2
Collateralized Mortgage Obligations	3.8
Commercial Mortgage Securities	4.5
Corporate Bonds & Notes	51.3
U.S. Government & U.S. Government Agency Obligations	17.7
U.S. Government Agency-Mortgage Securities	2.2
Other Assets & Liabilities, Net	5.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 20120

Annual Report	BMO Intermediate Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	1.78	3.11	3.42	4.29
Advisor Class (A) NAV	1.78	3.11	—	3.10
Advisor Class (A) OFFER	(1.77)	2.37	—	2.52
Institutional Class (I)	2.02	3.35	—	4.10
Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	3.26	3.48	3.37	3.37
Lipper Intermediate Municipal Debt Funds Index	2.50	3.27	3.17	3.17

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Intermediate Tax-Free Fund (the Fund) returned 2.02% for the fiscal year ended August 31, 2020 versus the Bloomberg Barclays 1-15 Year Muni Blend Index and the Lipper Intermediate Municipal Debt Funds Index, which returned 3.26% and 2.50%, respectively.

The fiscal year began with the U.S. in a slow but steady economic expansion with municipal bonds performing solidly in an environment of limited supply and historically strong industry inflows. Everything was turned on its head starting in Q1 2020 with the arrival of the global pandemic resulting in personal tragedies and economic fallout across the U.S. In March, municipal bond volatility reached levels not seen since the early 1980’s as investors rushed to the exits seeking the safety of cash. Fortunately, the U.S. Federal Reserve (the Fed) and the Treasury Department reinstituted programs used during the Global Financial Crisis and created some new ones, such as the Municipal Liquidity Facility (MLF), to help the financial markets stabilize and ultimately recover in late spring.

Sadly, the pandemic continues, but swift and massive monetary and fiscal interventions allowed the municipal market to rally into fiscal year-end. Despite the negative returns seen in the first quarter of 2020, municipal bond returns ended the fiscal year up 3% for the trailing one-year period (Bloomberg Barclays Municipal Bond Index). We believe the Fed, and to some extent Congress, will continue to support the U.S. economy until more effective treatments to combat the virus emerge.

The Fund was positioned for a continued economic expansion when the pandemic hit, including an overweight of the lower investment grade credit tiers relative to the benchmark as well as a preference for bonds in higher income sectors such as Health Care and Transportation. While the Fund’s duration was just slightly longer than neutral for much of the fiscal year, exposure to the long end of the yield curve hindered performance during the selloff. Fortunately, the Fund took advantage of the temporary price dislocations in March and April, adding to the portfolio’s yield. The additional yield, plus price appreciation of many securities over the final quarter of the fiscal year, including many longer maturities, had relative performance on a positive trajectory as the year concluded.

Looking ahead, we believe maintaining credit exposure and a slightly longer duration relative to the benchmark will reward shareholders, as the Fed is likely to remain accommodative for the foreseeable future, while the U.S. economy rebounds from the pandemic-led recession in the months ahead.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	MITFX	09658L760	2/01/1994	0.55	0.54
Advisor (A)	BITAX	09658W766	5/27/2014	0.55	0.54
Institutional (I)	MIITX	09658L778	12/27/2010	0.30	0.30

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/ Industry Type
Issuance/Industry	Fund (%)
General Obligation — 19.5%
School District	8.9
State or Local	10.6
Revenue Bonds — 79.1%
Appropriation	20.7
Education	8.4
General Revenue	0.6
Health Care	19.4
Housing	4.1
Industrial Revenue	0.2
Power	1.8
Special Tax	2.5
Student Loan	0.3
Tobacco	1.4
Transportation	13.5
Water & Sewer	6.2
Other Assets & Liabilities, Net	1.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Advisor Class and Institutional Class shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Strategic Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	7.24	4.79	3.70	5.02
Advisor Class (A) NAV	7.24	4.79	—	4.33
Advisor Class (A) OFFER	3.52	4.04	—	3.74
Institutional Class (I)	7.51	5.03	3.96	4.86
Bloomberg Barclays U.S. Aggregate Bond Index*	6.47	4.33	3.65	3.65
Lipper Multi-Sector Funds Index	4.19	4.48	4.59	4.59

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Strategic Income Fund (the Fund) returned 7.51% for the fiscal year ended August 31, 2020 versus the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Multi-Sector Income Funds Index, which returned 6.47% and 4.19%, respectively.

The Fund delivered strong absolute returns and outperformed its benchmark and peer group in the period. The Fund benefited from receipt of litigation settlement proceeds which added to performance. The sharp decline in interest rates on the U.S. Treasury, which fell from 2% at the end of August 2019, to 1% at the end of August 2020, drove the higher than expected returns in the bond market. In this environment, Treasuries returned 7% for the period. The Fund’s below benchmark duration reduced relative returns given the magnitude of decline in rates during the period.

Individual security selection within corporate credit was a positive factor for performance in the period; in particular, selection within the Pharmaceuticals, Communications and Other Financials sectors added to returns, while selection within the Energy, REIT and Airline sectors detracted from returns.

The Fund’s significant yield advantage versus the benchmark contributed additional income during the period, increasing overall returns. Sector allocations to investment grade credit (-67 basis points of excess return) and emerging market debt (-152 bps) detracted from returns. Within investment grade, the overweight to lower quality investment grade (BBB -123 bps) reduced returns. High yield securities (-15 bps) outperformed investment grade, credit securities. High quality, high yield securities (BB +340 bps) were the top performing high yield quality segment. Allocations to securitized products reduced relative returns from underweight positioning in MBS (+52 bps) and overweight positioning in CMBS (-128 bps).

Looking forward, our view is U.S. fixed income sectors, particularly non-governmental sectors, appear attractive, even noting the recompression of spreads since the first quarter in a landscape of improved risk sentiment and strong demand for yield. While U.S. corporates have retraced a significant portion of their year to date widening, other sectors and asset classes have gone further, leaving corporates relatively well positioned. With global government yields as low as they are, demand for income is strong. Furthermore, we expect recent U.S. monetary policy to remain accommodating for a prolonged period. While some economic data such as economic growth is expected to improve, other data such as employment figures remain challenged, highlighting the remaining uncertainty. On balance, these factors suggest a favorable outlook for the sector, but one with potential for volatility.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	MRGIX	09658L810	12/13/1992	0.96	0.80
Advisor (A)	BMTAX	09658W758	5/27/2014	0.96	0.80
Institutional (I)	MGIIX	09658L828	5/31/2007	0.71	0.55

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	0.2
Collateralized Mortgage Obligations	10.9
Commercial Mortgage Securities	4.3
Corporate Bonds & Notes	79.9
U.S. Government Agency-Mortgage Securities	2.3
Other Assets & Liabilities, Net	2.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Corporate Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	7.86	6.69	5.80	7.69
Advisor Class (A) NAV	7.86	6.69	—	5.18
Advisor Class (A) OFFER	4.04	5.93	—	4.58
Institutional Class (I)	7.98	6.83	5.95	7.86
Bloomberg Barclays U.S. Credit Index	7.10	5.91	5.01	5.01
Lipper Corporate Debt Funds BBB-Rated Index	5.63	5.81	5.19	5.19

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Corporate Income Fund (the Fund) returned 7.98% for the fiscal year ended August 31, 2020 versus the Bloomberg Barclays U.S. Credit Index and the Lipper Corporate Debt Funds BBB-Rated Index, which returned 7.10% and 5.63%, respectively.

The Fund delivered strong absolute returns and outperformed its benchmark and peer group in the period. The sharp decline in interest rates on the U.S. Treasury, which fell from 2% at the end of August 2019, to 1% at the end of August 2020, drove the higher than expected returns in the bond market. In this environment, Treasuries returned 7% for the period.

Yield curve management was overall positive as the Fund entered the period with below benchmark duration, but converged to above benchmark duration prior to the March volatility, which added to relative performance as U.S. Treasury rates declined sharply during the period.

Individual security selection within corporate credit was a positive factor for performance in the period; in particular, selection within the Pharmaceuticals, Consumer Non-cyclicals and Diversified Manufacturing sectors added to returns, while selection within Energy and Insurance sectors detracted from returns.

Sector and quality selection was additive. For the majority of the time period, the Fund was underweight lower quality investment grade securities, which underperformed higher quality securities with BBB rated bonds underperforming overall credit by 56 basis points of excess return. The portfolio also had an allocation to high yield, which outperformed investment grade by 52 basis points of excess returns. During the significant spread widening in March, the Fund increased exposure to lower quality and high yield allocations to take advantage of the attractive spreads. The overweight to financial issuers (+85 bps excess returns) and underweight to utilities (-120 bps excess returns) contributed positively to returns.

Looking forward, our view is U.S. fixed income sectors, particularly non-governmental sectors, appear attractive, even noting the recompression of spreads since the first quarter in a landscape of improved risk sentiment and strong demand for yield. While U.S. corporates have retraced a significant portion of their year to date widening, other sectors and asset classes have gone further, leaving corporates relatively well positioned. With global government yields as low as they are, demand for income is strong. Furthermore, we expect recent U.S. monetary policy to remain accommodating for a prolonged period. While some economic data such as economic growth is expected to improve, other data such as employment figures remain challenged, highlighting the remaining uncertainty. On balance, these factors suggest a favorable outlook for the sector, but one with potential for volatility.

Investment Adviser:

BMO Asset Management Corp.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	MCIYX	09658L851	12/22/2008	0.67	0.59
Advisor (A)	BATIX	09658W733	5/27/2014	0.67	0.59
Institutional (I)	MCIIX	09658L869	12/22/2008	0.42	0.42

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	95.3
Other Assets & Liabilities, Net	4.7
Total	100.0

Portfolio composition will change due to the ongoing management of the

Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Core Plus Bond Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	6.49	4.73	4.58	5.70
Advisor Class (A) NAV	6.49	4.73	—	3.85
Advisor Class (A) OFFER	2.72	4.00	—	3.26
Institutional Class (I)	6.67	4.98	4.82	5.95
Bloomberg Barclays U.S. Aggregate Bond Index	6.47	4.33	3.65	3.65
Lipper Core Plus Bond Funds Index	6.38	4.65	4.26	4.26

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Core Plus Bond Fund (the Fund) returned 6.67% for the fiscal year ended August 31, 2020 versus the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Core Plus Bond Funds Index, which returned 6.47% and 6.38%, respectively.

The Fund delivered strong absolute returns and outperformed its benchmark and peer group in the period. The sharp decline in interest rates on the U.S. Treasury, which fell from 2% at the end of August 2019, to 1% at the end of August 2020, drove the higher than expected returns in the bond market. In this environment, Treasuries returned 7% for the period.

Yield curve management was overall positive as the Fund entered the period with modestly below benchmark duration, but converged to benchmark prior to the March volatility, which added to relative performance as U.S. Treasury rates rose during the initial period before sharply declining during the first quarter of this year.

Individual security selection within corporate credit was a positive factor for performance in the period; in particular, selection within the Services, Brokerage, and Electronics sectors added to returns, while selection within Energy and Communications sectors detracted from returns.

Sector and quality selection was negative. The portfolio was overweight credit, which underperformed duration-matched Treasuries by 67 basis points as credit spreads widened during the period. Within credit, the Fund was overweight lower quality investment grade securities, which underperformed higher quality securities with BBB rated bonds underperforming overall credit by 56 basis points of excess return, though the portfolio also had an allocation to high yield, which outperformed investment grade by 52 basis points of excess returns. During the significant spread widening in March, the Fund increased exposure to credit and lower quality allocations to take advantage of the attractive spreads. The overweight to financial issuers (+85 bps excess returns) was additive to returns.

Looking forward, our view is U.S. fixed income sectors, particularly non-governmental sectors, appear attractive, even noting the recompression of spreads since the first quarter in a landscape of improved risk sentiment and strong demand for yield. While U.S. corporates have retraced a significant portion of their year to date widening, other sectors and asset classes have gone further, leaving corporates relatively well positioned. With global government yields as low as they are, demand for income is strong. Furthermore, we expect recent U.S. monetary policy to remain accommodating for a prolonged period. While some economic data such as economic growth is expected to improve, other data such as employment figures remain challenged, highlighting the remaining uncertainty. On balance, these factors suggest a favorable outlook for the sector, but one with potential for volatility.

Investment Adviser:

BMO Asset Management Corp.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	MCYBX	09658L877	12/22/2008	0.58	0.58
Advisor (A)	BATCX	09658W725	5/27/2014	0.58	0.58
Institutional (I)	MCBIX	09658L885	2/22/2008	0.33	0.33

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	1.2
Collateralized Mortgage Obligations	4.0
Commercial Mortgage Securities	5.5
Corporate Bonds & Notes	39.9
U.S. Government & U.S. Government Agency Obligations	21.4
U.S. Government Agency-Mortgage Securities	25.6
Other Assets & Liabilities, Net	2.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Government Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	0.71	0.78	0.39
Premier Class	0.86	0.97	0.49
iMoneyNet, Inc. Government Money Market Index	0.78	0.81	0.41
Lipper U.S. Government Money Market Funds Index	0.71	0.75	0.38

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Government Money Market Fund (the Fund) returned 0.86% for the fiscal year-ended August 31, 2020 versus the iMoneyNet, Inc. Government Money Market Index and the Lipper Institutional U.S. Government Money Market Funds Index, which returned 0.78% and 0.71%, respectively.

The most significant event affecting the marketplace over the past twelve months was the exogenous shock of the COVID-19 pandemic. In March and April of 2020, in an effort to contain the spread of the virus, domestic and foreign economies were strategically shut down with exceptions made for businesses that were deemed “essential.” Market uncertainty about the depth of economic and societal disruption contributed to a large-scale liquidity freeze across the financial markets.

In response to the market upheaval, a heavy premium was placed on short dated, government securities. As investors fled riskier assets, a large influx of cash transitioned into Government money market funds. Floating rate securities indexed to Secured Overnight Financing Rate (SOFR) suffered increased liquidity pressure; consequently, spreads in these securities widened dramatically. Thanks to this “flight to quality”, significant supply and demand pressures in the U.S. Government markets began to take shape. At the peak of the unrest, negative yields in the Treasury bill market extended as far as December 2020. However, by May, large scale issuance in the Treasury bill market helped meet investor demand, and supported a normalizing of short-dated yields.

Over the last 12 months, the Federal Reserve (the Fed) lowered the overnight interest rate four times, including 25 basis point declines at meetings in September and October 2019, in what the Fed termed as a “mid-cycle adjustment”. Further, the Fed responded to heightened market concerns in early 2020 by slashing the overnight rate 150 basis points to a range of 0-0.25%; a rate last seen in the wake of the 2008/2009 financial crisis. The front-end of the yield curve has since flattened as all indications point to a near-zero interest rate environment remaining through 2021.

Thanks to the increase in issuance, the Fund was able to capture higher yields in Treasury bills, as compared to similarly dated Agency securities. Opportunistic investing in SOFR indexed Agency securities, was additive to performance and will remain a strategic focus moving forward. Over the course of the last year, the Fund provided a high level of daily liquidity, primarily through the use of government collateralized, overnight repurchase agreements and short-dated Treasury Bills, which is expected to continue.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

Robert Stapleton; since 2010

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	MGYXX	09658L786	5/17/2004	0.51	0.46
Premier	MGNXX	09658L794	5/28/2004	0.26	0.21

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Mutual Funds	4.4
Repurchase Agreements	32.9
U.S. Government & U.S. Government Agency Obligations	49.6
U.S. Treasury Bills	14.4
Other Assets & Liabilities, Net	(1.3)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Tax-Free Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	0.66	0.62	0.33
Premier Class	0.91	0.84	0.50
iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index	0.70	0.59	0.30
Lipper Tax-Exempt Money Market Funds Index	0.76	0.66	0.34

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Tax-Free Money Market Fund returned 0.91% for the fiscal year ended August 31, 2020 versus the iMoneyNet Money Fund Report/Tax-Free National Index and the Lipper Tax-Exempt Money Market Index, which returned 0.70% and 0.76%, respectively.

The fiscal year began with the U.S. in a slow but steady economic expansion with municipal bonds performing solidly in an environment of limited supply and historically strong industry inflows. Everything was turned on its head starting in Q1 2020 with the arrival of the global pandemic resulting in personal tragedies and economic fallout across the U.S. In March, municipal bond volatility reached levels not seen since the early 1980s as investors rushed to the exits seeking the safety of cash. Fortunately, the U.S. Federal Reserve (the Fed) and the Treasury Department reinstituted programs used during the Global Financial Crisis and created some new ones, such as the Municipal Liquidity Facility (MLF), to help the financial markets stabilize and ultimately recover in late spring.

Sadly, the pandemic continues, but swift and massive monetary and fiscal interventions allowed the municipal market to rally into fiscal year-end. Despite the negative returns seen in the first quarter of 2020, municipal bond returns ended the fiscal year up 3% for the trailing one-year period (Bloomberg Barclays Municipal Bond Index). The Fund maintained a shorter duration than its peers and invested opportunistically in fixed rate bonds as short rates began to decline. Floating rate exposure decreased slightly over the course of the fiscal year.

We believe the Fed, and to some extent Congress, will continue to support the U.S. economy until more effective treatments to combat the virus emerge.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

Michael Montgomery; since 2012

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	MTFXX	09658L547	9/22/2004	0.55	0.45
Premier	MFIXX	09658L554	6/29/2005	0.30	0.20

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 15.9%
School District	0.8
State or Local	15.1
Revenue Bonds — 79.1%
Appropriation	12.4
Education	7.4
General Revenue	2.0
Health Care	20.2
Housing	7.9
Industrial Revenue	2.8
Special Tax	11.2
Transportation	8.1
Water & Sewer	7.1
Other Assets & Liabilities, Net	5.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Prime Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	0.83	0.91	0.46
Premier Class	1.02	1.14	0.62
iMoneyNet, Inc. Money Fund Report Averages	0.81	0.86	0.44
Lipper Money Market Instrument Funds Index	0.94	0.95	0.48

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Prime Money Market Fund (the Fund) returned 1.02% for the fiscal year-ended August 31, 2020 versus the iMoneyNet, Inc. Money Market Index and the Lipper Prime Money Market Funds Index, which returned 0.81% and 0.94%, respectively.

The most significant event affecting the marketplace over the past twelve months was the exogenous shock of the COVID-19 pandemic. In March and April of 2020, in an effort to contain the spread of the virus, domestic and foreign economies were strategically shut down with exceptions made for businesses that were deemed “essential.” Market uncertainty about the depth of the economic disruption contributed to a large-scale liquidity freeze across the financial markets. Fixed income markets responded by placing a premium on short dated, highly rated, credit and government securities. By May, as market confidence began to return, yields on securities declined and began to better reflect the new, low interest rate environment. By mid-July, front-end fixed income yields across all asset classes aligned with the Federal Funds Rate.

Over the last 12 months, the Federal Reserve (the Fed) lowered the overnight interest rate four times, including 25 basis point declines at meetings in September and October 2019, in what the Fed termed as a “mid-cycle adjustment”. Further, the Fed responded to heightened market concerns in early 2020 by slashing the overnight rate 150 basis points to a range of 0-0.25%; a rate last seen in the wake of the 2008/2009 financial crisis. In an effort to ensure proper market functionality and aid in liquidity, the Fed also reintroduced several “great recession” era programs. The front-end of the yield curve has since flattened as all indications point to a near-zero interest rate environment remaining through 2021.

After the two 25 basis point interest rate reductions in the fall of 2019, a relatively stable interest rate outlook into early-2020 provided opportunities to purchase longer-dated, higher yielding, fixed rate securities. The longer duration purchases provided additional return relative to shorter maturities, as yields showed signs of plateauing, then eventually falling. The decline in interest rates, and the resulting longer-dated purchases, led to the Fund’s Weighted Average Maturity (WAM) lengthening relative to prior years. An exposure to LIBOR based floaters also contributed positively to performance as those indices remained elevated through mid-May.

Moving forward, a strategic focus on fixed and floating rate, asset-backed commercial paper (ABCP) and select certificates of deposit (CD’s) will aid in providing high levels of liquidity, and assist in achieving higher yields.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

Robert Stapleton; since 2010

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	BYFXX	09658V354	11/23/1992	0.51	0.45
Premier	BPFXX	09658V347	4/03/2000	0.26	0.20

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	13.9
Commercial Paper	70.5
Mutual Funds	6.1
Repurchase Agreements	7.7
U.S Government & U.S Government Agency Obligation	1.8
Other Assets & Liabilities, Net	0.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Annual Report	BMO Institutional Prime Money Market Fund

Average annual total returns (%)
	1-Year	Since Inception
Investor Class (Y)	0.84	1.11
Premier Class	1.04	1.35
iMoneyNet, Inc. Money Fund Report Averages	0.81	1.01
Lipper Institutional Money Market Funds Index	1.20	1.46

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Institutional Prime Money Market Fund (the Fund) returned 1.04% for the fiscal year-ended August 31, 2020 versus the iMoneyNet, Inc. Money Market Index and the Lipper Institutional Prime Money Market Funds Index, which returned 0.81% and 1.20%, respectively.

The most significant event affecting the marketplace over the past twelve months was the exogenous shock of the COVID-19 pandemic. In March and April of 2020, in an effort to contain the spread of the virus, domestic and foreign economies were strategically shut down with exceptions made for businesses that were deemed “essential.” Market uncertainty about the depth of the economic disruption contributed to a large-scale liquidity freeze across the financial markets. Fixed income markets responded by placing a premium on short dated, highly rated, credit and government securities. By May, as market confidence began to return, yields on securities declined and began to better reflect the new, low interest rate environment. By mid-July, front-end fixed income yields across all asset classes aligned with the Federal Funds Rate.

Over the last 12 months, the Federal Reserve (the Fed) lowered the overnight interest rate four times, including 25 basis point declines at meetings in September and October 2019, in what the Fed termed as a “mid-cycle adjustment”. Further, the Fed responded to heightened market concerns in early 2020 by slashing the overnight rate 150 basis points to a range of 0-0.25%; a rate last seen in the wake of the 2008/2009 financial crisis. In an effort to ensure proper market functionality and aid in liquidity, the Fed also reintroduced several “great recession” era programs. The front-end of the yield curve has since flattened as all indications point to a near-zero interest rate environment remaining through 2021.

After the two 25 basis point interest rate reductions in the fall of 2019, a relatively stable interest rate outlook into early-2020 provided opportunities to purchase longer-dated, higher yielding, fixed rate securities. The longer duration purchases provided additional return relative to shorter maturities, as yields showed signs of plateauing, then eventually falling. The subsequent decline in interest rates and the resulting longer-dated purchases led to the Fund’s Weighted Average Maturity (WAM) lengthening relative to prior years. An exposure to LIBOR based floaters also contributed positively to performance as those indices remained elevated through mid-May.

Moving forward, a strategic focus on fixed and floating rate, asset-backed commercial paper and select certificates of deposit (CD’s) will aid in providing high levels of liquidity, and assist in achieving higher yields.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

Robert Stapleton; since 2010

			Inception date	Expenses (%)
Share class	Ticker	CUSIP		Gross	Net
Investor (Y)	BYFXX	09658V354	6/03/2016	0.52	0.45
Premier	BPFXX	09658V347	6/03/2016	0.27	0.20

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense Reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	22.1
Commercial Paper	63.7
Mutual Funds	6.0
Repurchase Agreements	6.7
U.S Government & U.S Government Agency Obligation	1.5
Other Assets & Liabilities, Net	0.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2010 to August 31, 2020.

Explanation of the Indices and Notes in the Commentary

The views expressed in the commentary are as of August 31, 2020 and are those of the Funds’ investment adviser and/or portfolio manager(s). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of the Funds or any individual security, industry, market sector or the markets generally. Statements involving predictions, assessments, analyses or outlook for individual securities, industries, market sectors and/or markets involve risks and uncertainties. In addition to the general risks described for the Funds in their current Prospectuses, other factors bearing on these commentaries include the accuracy of the investment adviser’s or portfolio manager’s forecasts and predictions and the appropriateness of the investment programs designed by the investment adviser or portfolio managers to implement their strategies efficiently and effectively. Any one, or more, of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund. The line graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The gross and net expense ratios are based on expenses incurred by a Fund as disclosed in the Funds’ Prospectus dated December 27, 2019. Each Fund’s performance assumes the reinvestment of all dividends and distributions. Performance returns for all benchmark comparisons assume dividends and distributions were reinvested for the entire period. All indices are unmanaged and are not available for direct investment.

Fund/Benchmark Comparison per Fund		Explanation
Low Volatility Equity Fund	Russell 1000® Index	The Russell 1000® Index consists of approximately 1,000 of the largest companies in the U.S. equity markets.(4)
	Lipper Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Dividend Income Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Standard & Poor’S 500® Index	The S&P 500® is an unmanaged index of large-cap common stocks.
	Lipper Equity Income Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Value Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Growth Fund	Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper Multi-Cap Growth Funds	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Value Fund	Russell Midcap® Value Index	This index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.(4)
	Lipper Mid-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Growth Fund	Russell Midcap® Growth Index	This index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.(4)
	Lipper Mid-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Value Fund(1)	Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper Small-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Growth Fund(1)	Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper Small-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Global Low Volatility Equity Fund(1)	Morgan Stanley Capital International All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.(4)
	Lipper Global Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Disciplined International Equity Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Pyrford International Stock Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
LGM Emerging Markets Equity Fund(3)	Morgan Stanley Capital International Emerging Markets Index	The MSCI Emerging Markets Index is a market capitalization weighted index comprised of over 800 companies representative of the market structure of the emerging countries in Europe, Latin America, Africa, Middle East and Asia, as monitored by Morgan Stanley Capital International.(4)
	Lipper Emerging Markets Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Ultra Short Tax-Free Fund(2)(6)	Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index And 50% Imoneynet, Inc. Money Market Fund Tax-Free National Retail Index)	The blended index consists of 50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet Money Market Fund Tax-Free National Retail Index. The Bloomberg Barclays 1 Year Municipal Bond Index is the 1 year component of the Bloomberg Barclays Capital Municipal Bond Index, which is an unmanaged index composed of longterm tax-exempt bonds with a minimum credit rating of Baa. The iMoneyNet Money Market Fund Tax-Free National Retail Index is an average of money funds with investment objectives similar to that of the Fund.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Short Tax-Free Fund(2)(6)	Bloomberg Barclays Short (1-5 Year) Municipal Index	The Bloomberg Barclays Short (1-5 Year) Municipal Index includes invetment-grade tax-exempt bonds that are issued by state and local governments and have maturities of 1 to 5 years.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Short-Term Income Fund(6)	Bank of America Merrill Lynch 1-3 Year U.S. Government/ Corporate Index	This is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.(4)
	Lipper Short Investment-Grade Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Intermediate Tax-Free Fund(2)(6)	Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	This index is the 1-15 year Blend component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1-17 years. To qualify for inclusion, a bond or security must have outstanding par value of at least $7 million, issued as part of a transaction of at least $75 million, fixed rate, dated-date after December 31, 1990 and must have at least one year from final maturity.(4)
	Lipper Intermediate Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Strategic Income Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.(4)
	Lipper Multi-Sector Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Corporate Income Fund(6)	Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index represents securities that are SEC registered, taxable and U.S. dollar denominated. The index covers U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.(4)
	Lipper Corporate Debt Funds BBB-Rated Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Core Plus Bond Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity, rated investment grade Baa3 or better, dollar denominated, non-convertible, fixed rate and be publicly issued.(4)
	Lipper Core Plus Bond Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Government Money Market Fund	iMoneyNet, Inc. Government Money Market Index	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper U.S. Government Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Tax-Free Money Market Fund	iMoneyNet, Inc. Fund Report/ Tax-Free National Retail Index	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Tax-Exempt Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Money Market Instrument Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Institutional Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Institutional Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

(1)	Small-Cap stocks are less liquid and more volatile than large-cap stocks.
(2)	Income generated by the Fund may be subject to the federal alternative minimum tax.
(3)	International investing involves special risks including currency risk, political risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(4)	Performance returns do not reflect the deduction of sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance.
(5)	Performance returns do not reflect the deduction of sales charges of component funds, or taxes, but do reflect the deduction of fund expenses.
(6)	Investors should be aware that in an environment of rising interest rates, they may expect to see declining bond prices.

Expense Example (Unaudited)

For the Six Months Ended August 31, 2020

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2020 (3/1/20-8/31/20).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/20	Ending account value 8/31/20	Expenses paid during period 3/1/20- 8/31/20(1)	Ending account value 8/31/20	Expenses paid during period 3/1/20- 8/31/20(1)	Annualized Expense Ratio(1)
Low Volatility Equity Fund
Advisor	$1,000.00	$1,035.80	$4.61	$1,020.61	$4.57	0.90%
Institutional	1,000.00	1,036.40	3.33	1,021.87	3.30	0.65
Dividend Income Fund
Advisor	1,000.00	1,028.60	4.59	1,020.61	4.57	0.90
Institutional	1,000.00	1,030.30	3.32	1,021.87	3.30	0.65
Large-Cap Value Fund
Advisor	1,000.00	1,044.60	4.06	1,021.17	4.01	0.79
Institutional	1,000.00	1,045.20	2.78	1,022.42	2.75	0.54
Retirement class R-6	1,000.00	1,046.50	2.01	1,023.18	1.98	0.39

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/20	Ending account value 8/31/20	Expenses paid during period 3/1/20- 8/31/20(1)	Ending account value 8/31/20	Expenses paid during period 3/1/20- 8/31/20(1)	Annualized Expense Ratio(1)
Large-Cap Growth Fund
Investor	$1,000.00	$1,288.50	$4.54	$1,021.17	$4.01	0.79%
Advisor	1,000.00	1,288.90	4.55	1,021.17	4.01	0.79
Institutional	1,000.00	1,290.30	3.11	1,022.42	2.75	0.54
Retirement class R-6	1,000.00	1,292.10	2.25	1,023.18	1.98	0.39
Mid-Cap Value Fund
Advisor	1,000.00	951.70	6.08	1,018.90	6.29	1.24
Institutional	1,000.00	953.40	4.86	1,020.16	5.03	0.99
Retirement class R-6	1,000.00	954.50	4.13	1,020.91	4.27	0.84
Mid-Cap Growth Fund
Advisor	1,000.00	1,210.90	6.89	1,018.90	6.29	1.24
Institutional	1,000.00	1,212.50	5.51	1,020.16	5.03	0.99
Retirement class R-6	1,000.00	1,213.10	4.67	1,020.91	4.27	0.84
Small-Cap Value Fund
Advisor	1,000.00	979.10	6.17	1,018.90	6.29	1.24
Institutional	1,000.00	981.30	4.93	1,020.16	5.03	0.99
Retirement class R-6	1,000.00	981.50	4.18	1,020.91	4.27	0.84
Small-Cap Growth Fund
Advisor	1,000.00	1,097.00	6.54	1,018.90	6.29	1.24
Institutional	1,000.00	1,098.30	5.22	1,020.16	5.03	0.99
Global Low Volatility Equity Fund
Advisor	1,000.00	987.50	5.50	1,019.61	5.58	1.10
Institutional	1,000.00	989.50	4.25	1,020.86	4.32	0.85
Disciplined International Equity Fund
Advisor	1,000.00	1,018.90	5.84	1,019.36	5.84	1.15
Institutional	1,000.00	1,021.00	4.57	1,020.61	4.57	0.90
Pyrford International Stock Fund
Advisor	1,000.00	1,064.40	6.18	1,019.15	6.04	1.19
Institutional	1,000.00	1,064.90	4.88	1,020.41	4.77	0.94
Retirement class R-6	1,000.00	1,066.50	4.10	1,021.17	4.01	0.79
LGM Emerging Markets Equity Fund
Advisor	1,000.00	1,063.60	7.26	1,018.10	7.10	1.40
Institutional	1,000.00	1,066.10	5.97	1,019.36	5.84	1.15
Ultra Short Tax-Free Fund
Advisor	1,000.00	1,002.60	2.77	1,022.37	2.80	0.55
Institutional	1,000.00	1,003.80	1.51	1,023.63	1.53	0.30
Short Tax-Free Fund
Advisor	1,000.00	1,004.90	2.77	1,022.37	2.80	0.55
Institutional	1,000.00	1,006.70	2.02	1,023.13	2.03	0.40
Short-Term Income Fund
Advisor	1,000.00	1,013.30	3.04	1,022.12	3.05	0.60
Institutional	1,000.00	1,014.60	1.77	1,023.38	1.78	0.35
Intermediate Tax-Free Fund
Investor	1,000.00	990.10	2.70	1,022.42	2.75	0.54
Advisor	1,000.00	990.10	2.70	1,022.42	2.75	0.54
Institutional	1,000.00	991.30	1.55	1,023.58	1.58	0.31

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/20	Ending account value 8/31/20	Expenses paid during period 3/1/20- 8/31/20(1)	Ending account value 8/31/20	Expenses paid during period 3/1/20- 8/31/20(1)	Annualized Expense Ratio(1)
Strategic Income Fund
Investor	$1,000.00	$1,049.40	$4.12	$1,021.11	$4.06	0.80%
Advisor	1,000.00	1,049.40	4.12	1,021.11	4.06	0.80
Institutional	1,000.00	1,049.60	2.83	1,022.37	2.80	0.55
Corporate Income Fund
Investor	1,000.00	1,036.80	3.02	1,022.17	3.00	0.59
Advisor	1,000.00	1,036.70	3.02	1,022.17	3.00	0.59
Institutional	1,000.00	1,036.90	2.10	1,023.08	2.08	0.41
Core Plus Bond Fund
Investor	1,000.00	1,035.00	2.86	1,022.32	2.85	0.56
Advisor	1,000.00	1,035.00	2.86	1,022.32	2.85	0.56
Institutional	1,000.00	1,035.50	1.59	1,023.58	1.58	0.31
Government Money Market Fund
Investor	1,000.00	1,000.40	2.26	1,022.87	2.29	0.45
Premier	1,000.00	1,000.70	1.01	1,024.13	1.02	0.20
Tax-Free Money Market Fund
Investor	1,000.00	1,002.40	2.27	1,022.87	2.29	0.45
Premier	1,000.00	1,003.60	1.01	1,024.13	1.02	0.20
Prime Money Market Fund
Investor	1,000.00	1,000.90	2.26	1,022.87	2.29	0.45
Premier	1,000.00	1,001.50	1.01	1,024.13	1.02	0.20
Institutional Prime Money Market Fund
Investor	1,000.00	1,000.90	2.26	1,022.87	2.29	0.45
Premier	1,000.00	1,001.70	1.01	1,024.13	1.02	0.20

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2020 through August 31, 2020, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

August 31, 2020

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.1%

Communication Services — 6.5%

Advertising — 0.5%
Omnicom Group, Inc.	24,471	$1,323,636

Broadcasting — 0.2%
Discovery, Inc., Class A (1)(2)	22,933	506,017

Cable & Satellite — 0.9%
Charter Communications, Inc., Class A (1)(2)	3,797	2,337,471

Integrated Telecommunication Services — 2.8%
AT&T, Inc.	61,619	1,836,863
Verizon Communications, Inc.	91,727	5,436,659

		7,273,522

Interactive Home Entertainment — 1.0%
Electronic Arts, Inc. (1)	18,116	2,526,638

Interactive Media & Services — 1.0%
Alphabet, Inc., Class C (1)	1,566	2,559,126

Publishing — 0.1%
John Wiley & Sons, Inc., Class A	10,374	328,337

Total Communication Services		16,854,747

Consumer Discretionary — 9.6%

Automotive Retail — 2.2%
AutoZone, Inc. (1)	4,780	5,718,362

Education Services — 1.4%
Bright Horizons Family Solutions, Inc. (1)	22,134	2,944,043
Graham Holdings Co., Class B (2)	1,563	668,886

		3,612,929

General Merchandise Stores — 3.1%
Dollar General Corp.	16,344	3,299,527
Target Corp.	31,797	4,808,024

		8,107,551

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc. (1)	1,527	5,269,616

Internet Software & Services — 0.4%
eBay, Inc. (2)	17,579	962,978

Specialized Consumer Services — 0.5%
ServiceMaster Global Holdings, Inc. (1)	28,655	1,143,334

Total Consumer Discretionary		24,814,770

Consumer Staples — 21.8%

Agricultural Products — 1.6%
Ingredion, Inc.	51,824	4,168,723

Food Retail — 5.2%
Casey’s General Stores, Inc. (2)	9,439	1,678,726
Kroger Co. (2)	174,011	6,208,713
Sprouts Farmers Market, Inc. (1)	242,015	5,651,050

		13,538,489

Household Products — 0.7%
Church & Dwight Co., Inc. (2)	10,462	1,002,573
Procter & Gamble Co.	5,751	795,536

		1,798,109

Hypermarkets & Super Centers — 4.9%
Costco Wholesale Corp.	18,610	6,469,953
Walmart, Inc.	45,038	6,253,526

		12,723,479

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Packaged Foods & Meats — 7.1%
Campbell Soup Co. (2)	43,489	$2,287,956
Flowers Foods, Inc.	127,435	3,117,060
General Mills, Inc.	78,722	5,034,272
Hershey Co.	30,120	4,477,037
J.M. Smucker Co. (2)	4,652	559,078
Kellogg Co. (2)	10,634	754,057
Lamb Weston Holdings, Inc.	14,485	910,382
Tyson Foods, Inc., Class A	20,425	1,282,690

		18,422,532

Soft Drinks — 2.3%
PepsiCo, Inc.	41,854	5,862,071

Total Consumer Staples		56,513,403

Energy — 1.7%

Integrated Oil & Gas — 1.6%
Chevron Corp. (2)	38,675	3,245,992
Exxon Mobil Corp.	20,204	806,948

		4,052,940

Oil & Gas-Exploration & Production — 0.1%
ConocoPhillips	9,167	347,338

Total Energy		4,400,278

Financials — 7.6%

Asset Management & Custody Banks — 0.2%
Bank of New York Mellon Corp.	15,434	570,749

Financial Exchanges & Data — 1.2%
Morningstar, Inc.	20,568	3,293,965

Property & Casualty Insurance — 3.3%
Allstate Corp.	51,330	4,773,691
Axis Capital Holdings, Ltd. (2)	41,749	1,993,933
Travelers Cos., Inc.	14,856	1,723,890

		8,491,514

Reinsurance — 2.9%
Everest Re Group, Ltd.	22,122	4,868,610
RenaissanceRe Holdings, Ltd.	14,190	2,607,270

		7,475,880

Total Financials		19,832,108

Healthcare — 16.7%

Biotechnology — 3.7%
Amgen, Inc. (2)	21,468	5,438,274
Gilead Sciences, Inc.	63,765	4,256,313

		9,694,587

Healthcare Equipment — 3.0%
Baxter International, Inc.	48,035	4,182,408
Medtronic PLC	33,435	3,593,259

		7,775,667

Pharmaceuticals — 10.0%
Bristol-Myers Squibb Co.	78,492	4,882,202
Eli Lilly and Co.	35,782	5,309,691
Johnson & Johnson	32,500	4,985,825
Merck & Co., Inc.	62,176	5,301,748
Pfizer, Inc.	144,329	5,454,193

		25,933,659

Total Healthcare		43,403,913

Industrials — 7.0%

Aerospace & Defense — 3.0%
Lockheed Martin Corp. (2)	14,692	5,733,700

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Aerospace & Defense (continued)
Northrop Grumman Corp.	6,049	$2,072,448

		7,806,148

Environmental & Facilities Services — 3.7%
Republic Services, Inc.	35,598	3,300,646
Waste Management, Inc.	55,293	6,303,402

		9,604,048

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	4,921	644,405

Total Industrials		18,054,601

Information Technology — 6.1%

Application Software — 1.3%
Citrix Systems, Inc. (2)	23,197	3,368,205

Communications Equipment — 1.9%
Motorola Solutions, Inc. (2)	31,515	4,876,946

Data Processing & Outsourced Services — 1.5%
Genpact, Ltd. (2)	90,241	3,806,365

Internet Services & Infrastructure — 0.3%
Palo Alto Networks, Inc. (1)	2,953	760,132

Systems Software — 1.1%
Microsoft Corp.	12,758	2,877,312

Total Information Technology		15,688,960

Materials — 2.9%

Gold — 2.9%
Newmont Corp.	113,312	7,623,631

Real Estate — 5.7%

Office REIT’s — 1.8%
Equity Commonwealth	151,656	4,760,482

Residential REIT’s — 1.3%
Equity LifeStyle Properties, Inc. (2)	36,343	2,409,177
Essex Property Trust, Inc.	3,958	856,947

		3,266,124

Specialized REIT’s — 2.6%
CubeSmart	20,354	643,594
Extra Space Storage, Inc. (2)	10,608	1,130,282
Public Storage	23,202	4,928,105

		6,701,981

Total Real Estate		14,728,587

Utilities — 12.5%

Electric Utilities — 8.2%
American Electric Power Co., Inc. (2)	67,765	5,341,915
Avangrid, Inc.	43,203	2,075,472
Duke Energy Corp. (2)	41,229	3,312,338
Entergy Corp.	51,608	5,116,417
Xcel Energy, Inc.	75,605	5,252,657

		21,098,799

Multi-Utilities — 2.4%
Ameren Corp.	47,968	3,794,748
CMS Energy Corp.	17,755	1,074,000
Public Service Enterprise Group, Inc. (2)	26,290	1,373,390

		6,242,138

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Water Utilities — 1.9%
American Water Works Co., Inc.	35,308	$4,990,433

Total Utilities		32,331,370

Total Common Stocks (identified cost $214,032,913)		254,246,368

Short-Term Investments — 10.1%

Collateral Pool Investments for Securities on Loan — 8.5%

Collateral pool allocation (3)		21,952,763

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	4,254,885	4,254,460

Total Short-Term Investments (identified cost $26,208,074)		26,207,223

Total Investments — 108.2% (identified cost $240,240,987)		280,453,591
Other Assets and Liabilities — (8.2)%		(21,318,220)

Total Net Assets — 100.0%		$259,135,371

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.7%

Communication Services — 6.8%

Broadcasting — 0.5%
Nexstar Media Group, Inc., Class A (2)	12,175	$1,168,922

Cable & Satellite — 2.6%
Comcast Corp., Class A (2)	143,241	6,418,629

Integrated Telecommunication Services — 3.7%
AT&T, Inc.	75,995	2,265,411
Verizon Communications, Inc.	114,559	6,789,912

		9,055,323

Total Communication Services		16,642,874

Consumer Discretionary — 8.0%

Computer & Electronics Retail — 1.9%
Best Buy Co., Inc. (2)	42,636	4,728,759

General Merchandise Stores — 2.7%
Target Corp.	43,472	6,573,401

Home Improvement Retail — 2.7%
Lowe’s Cos., Inc.	39,799	6,554,497

Hotels, Resorts & Cruise Lines — 0.7%
Wyndham Destinations, Inc.	58,046	1,682,754

Total Consumer Discretionary		19,539,411

Consumer Staples — 8.0%

Food Distributors — 1.0%
Sysco Corp. (2)	42,534	2,557,995

Household Products — 1.1%
Procter & Gamble Co.	19,742	2,730,911

Hypermarkets & Super Centers — 1.0%
Walmart, Inc.	17,898	2,485,137

Packaged Foods & Meats — 1.3%
Tyson Foods, Inc., Class A	49,145	3,086,306

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Soft Drinks — 2.0%
PepsiCo, Inc. (2)	34,969	$4,897,758

Tobacco — 1.6%
Philip Morris International, Inc. (2)	49,072	3,915,455

Total Consumer Staples		19,673,562

Energy — 2.9%

Integrated Oil & Gas — 0.8%
Chevron Corp. (2)	23,263	1,952,464

Oil & Gas-Exploration & Production — 1.4%
ConocoPhillips	88,664	3,359,479

Oil & Gas-Refining & Marketing — 0.7%
Valero Energy Corp.	33,112	1,741,360

Total Energy		7,053,303

Financials — 12.1%

Asset Management & Custody Banks — 2.3%
Ameriprise Financial, Inc.	22,909	3,592,131
Bank of New York Mellon Corp.	57,003	2,107,971

		5,700,102

Consumer Finance — 0.4%
Discover Financial Services (2)	19,293	1,024,072

Diversified Banks — 2.5%
Bank of America Corp.	44,719	1,151,067
Citigroup, Inc.	98,072	5,013,441

		6,164,508

Investment Banking & Brokerage — 3.7%
Goldman Sachs Group, Inc.	13,306	2,726,000
Morgan Stanley	118,456	6,190,511

		8,916,511

Property & Casualty Insurance — 1.6%
Allstate Corp.	41,136	3,825,648

Regional Banks — 1.6%
Citizens Financial Group, Inc.	116,232	3,006,922
KeyCorp	71,844	885,118

		3,892,040

Total Financials		29,522,881

Healthcare — 15.0%

Biotechnology — 1.8%
AbbVie, Inc. (2)	45,217	4,330,432

Healthcare Equipment — 1.5%
Medtronic PLC	35,302	3,793,906

Healthcare Services — 1.2%
CVS Health Corp.	48,342	3,003,005

Managed Healthcare — 0.7%
UnitedHealth Group, Inc. (2)	5,250	1,640,887

Pharmaceuticals — 9.8%
Bristol-Myers Squibb Co. (2)	60,385	3,755,947
Eli Lilly and Co.	14,655	2,174,655
Johnson & Johnson	53,744	8,244,867
Merck & Co., Inc.	66,218	5,646,409
Pfizer, Inc.	109,755	4,147,642

		23,969,520

Total Healthcare		36,737,750

Description	Shares	Value
Common Stocks (continued)

Industrials — 9.7%

Aerospace & Defense — 2.4%
Lockheed Martin Corp. (2)	4,554	$1,777,244
Northrop Grumman Corp.	6,428	2,202,297
Raytheon Technologies Corp.	30,045	1,832,745

		5,812,286

Building Products — 0.7%
Trane Technologies PLC	13,599	1,609,986

Construction Machinery & Heavy Trucks — 1.4%
Caterpillar, Inc. (2)	24,436	3,477,487

Electrical Components & Equipment — 2.5%
Eaton Corp. PLC (2)	33,646	3,435,256
Hubbell, Inc.	18,842	2,730,583

		6,165,839

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc. (2)	9,343	1,223,466

Industrial Machinery — 1.6%
Crane Co.	19,266	1,089,300
Parker-Hannifin Corp.	7,361	1,516,439
Timken Co.	25,362	1,374,367

		3,980,106

Railroads — 0.6%
Union Pacific Corp. (2)	6,942	1,335,918

Total Industrials		23,605,088

Information Technology — 22.4%

Communications Equipment — 4.1%
Cisco Systems, Inc.	132,575	5,597,316
Motorola Solutions, Inc. (2)	27,449	4,247,733

		9,845,049

IT Consulting & Other Services — 0.8%
Amdocs, Ltd. (2)	31,445	1,925,378

Semiconductor Equipment — 2.7%
Applied Materials, Inc.	30,002	1,848,123
KLA Corp.	12,386	2,540,864
Lam Research Corp. (2)	6,683	2,247,761

		6,636,748

Semiconductors — 8.3%
Broadcom, Inc. (2)	17,205	5,972,716
Intel Corp. (2)	66,126	3,369,120
QUALCOMM, Inc.	54,396	6,478,563
Texas Instruments, Inc. (2)	31,688	4,504,449

		20,324,848

Systems Software — 6.1%
Microsoft Corp.	43,528	9,816,870
Oracle Corp. (2)	89,679	5,131,432

		14,948,302

Technology Hardware, Storage & Peripherals — 0.4%
Seagate Technology PLC	21,089	1,012,061

Total Information Technology		54,692,386

Materials — 3.4%

Diversified Chemicals — 1.6%
Huntsman Corp.	177,969	3,847,690

Fertilizers & Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	60,879	1,986,482

Specialty Chemicals — 1.0%
PPG Industries, Inc.	21,304	2,565,001

Total Materials		8,399,173

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate — 4.2%

Residential REIT’s — 0.8%
Camden Property Trust	20,753	$1,887,278

Specialized REIT’s — 3.4%
CyrusOne, Inc. (2)	21,231	1,773,425
Gaming and Leisure Properties, Inc.	51,431	1,869,517
Lamar Advertising Co., Class A	53,890	3,730,804
Life Storage, Inc.	10,181	1,073,383

		8,447,129

Total Real Estate		10,334,407

Utilities — 5.2%

Electric Utilities — 2.5%
Entergy Corp.	47,948	4,753,565
NRG Energy, Inc.	42,310	1,455,887

		6,209,452

Independent Power Producers & Energy Traders — 2.3%
AES Corp.	311,599	5,530,882

Multi-Utilities — 0.4%
CMS Energy Corp.	17,689	1,070,008

Total Utilities		12,810,342

Total Common Stocks (identified cost $195,066,638)		239,011,177

Short-Term Investments — 20.5%

Collateral Pool Investments for Securities on Loan — 18.4%

Collateral pool allocation (3)		45,096,198

Mutual Funds — 2.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	5,160,647	5,160,131

Total Short-Term Investments (identified cost $50,257,042)		50,256,329

Total Investments — 118.2% (identified cost $245,323,680)		289,267,506
Other Assets and Liabilities — (18.2)%		(44,550,200)

Total Net Assets — 100.0%		$244,717,306

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 7.1%

Broadcasting — 1.4%
Discovery, Inc., Class A (1)(2)	162,460	$3,584,680

Cable & Satellite — 2.5%
Comcast Corp., Class A (2)	146,422	6,561,170

Integrated Telecommunication Services — 2.1%
Verizon Communications, Inc. (2)	92,401	5,476,607

Interactive Home Entertainment — 1.1%
Electronic Arts, Inc. (1)	21,300	2,970,711

Total Communication Services		18,593,168

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary — 7.2%

Apparel, Accessories & Luxury Goods — 0.3%
Ralph Lauren Corp.	13,160	$905,803

Footwear — 1.1%
Deckers Outdoor Corp. (1)(2)	13,882	2,830,123

General Merchandise Stores — 2.1%
Target Corp.	36,636	5,539,730

Home Improvement Retail — 1.5%
Lowe’s Cos., Inc.	23,227	3,825,255

Homefurnishing Retail — 1.1%
Williams-Sonoma, Inc. (2)	33,175	2,911,438

Leisure Products — 1.1%
Polaris, Inc.	28,135	2,842,760

Total Consumer Discretionary		18,855,109

Consumer Staples — 11.5%

Food Distributors — 1.1%
Sysco Corp. (2)	48,441	2,913,242

Food Retail — 0.8%
Kroger Co. (2)	61,169	2,182,510

Household Products — 2.3%
Procter & Gamble Co.	44,067	6,095,788

Hypermarkets & Super Centers — 3.2%
Walmart, Inc.	59,097	8,205,618

Packaged Foods & Meats — 3.0%
General Mills, Inc.	36,336	2,323,687
Hershey Co.	16,329	2,427,143
Tyson Foods, Inc., Class A	48,984	3,076,195

		7,827,025

Soft Drinks — 1.1%
PepsiCo, Inc. (2)	20,025	2,804,702

Total Consumer Staples		30,028,885

Energy — 3.0%

Oil & Gas-Drilling — 0.4%
Helmerich & Payne, Inc. (2)	55,763	918,974

Oil & Gas-Exploration & Production — 2.6%
Cabot Oil & Gas Corp. (2)	152,850	2,899,564
ConocoPhillips	104,477	3,958,634

		6,858,198

Total Energy		7,777,172

Financials — 20.2%

Asset Management & Custody Banks — 1.2%
Ameriprise Financial, Inc. (2)	20,151	3,159,677

Consumer Finance — 1.7%
American Express Co. (2)	20,217	2,053,845
Capital One Financial Corp. (2)	34,101	2,353,992

		4,407,837

Diversified Banks — 2.2%
Citigroup, Inc. (2)	114,505	5,853,496

Investment Banking & Brokerage — 4.4%
Goldman Sachs Group, Inc. (2)	12,222	2,503,921
Morgan Stanley (2)	136,579	7,137,619
Raymond James Financial, Inc. (2)	25,070	1,898,300

		11,539,840

Other Diversified Financial Services — 0.6%
Voya Financial, Inc. (2)	27,889	1,447,718

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance — 4.1%
Allstate Corp.	56,219	$5,228,367
Travelers Cos., Inc. (2)	47,271	5,485,327

		10,713,694

Regional Banks — 4.3%
Citizens Financial Group, Inc. (2)	146,953	3,801,674
KeyCorp	248,535	3,061,951
Regions Financial Corp. (2)	235,842	2,726,333
Zions Bancorp NA (2)	50,879	1,636,269

		11,226,227

Reinsurance — 1.7%
Everest Re Group, Ltd.	19,509	4,293,541

Total Financials		52,642,030

Healthcare — 16.6%

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (1)	26,437	3,019,634
Exelixis, Inc. (1)	98,247	2,183,048

		5,202,682

Healthcare Equipment — 4.8%
Baxter International, Inc. (2)	47,129	4,103,522
Hologic, Inc. (1)	45,051	2,690,446
Medtronic PLC	52,621	5,655,179

		12,449,147

Healthcare Services — 0.8%
Cigna Corp. (1)	12,235	2,170,122

Healthcare Supplies — 0.8%
Dentsply Sirona, Inc.	44,522	1,997,702

Healthcare Technology — 0.7%
Cerner Corp. (2)	24,991	1,833,590

Pharmaceuticals — 7.5%
Eli Lilly and Co.	22,659	3,362,369
Jazz Pharmaceuticals PLC (1)	19,143	2,572,628
Johnson & Johnson (2)	36,689	5,628,459
Merck & Co., Inc. (2)	39,907	3,402,870
Pfizer, Inc.	125,535	4,743,968

		19,710,294

Total Healthcare		43,363,537

Industrials — 12.3%

Aerospace & Defense — 1.1%
Northrop Grumman Corp. (2)	8,471	2,902,249

Agricultural & Farm Machinery — 1.2%
AGCO Corp.	44,226	3,144,469

Airlines — 0.7%
Southwest Airlines Co.	51,365	1,930,297

Building Products — 2.7%
Fortune Brands Home & Security, Inc. (2)	29,519	2,481,958
Masco Corp. (2)	75,718	4,414,359

		6,896,317

Construction & Engineering — 1.0%
Quanta Services, Inc.	50,767	2,601,809

Construction Machinery & Heavy Trucks — 1.1%
Allison Transmission Holdings, Inc.	78,790	2,826,197

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Electrical Components & Equipment — 0.5%
Hubbell, Inc. (2)	9,352	$1,355,292

Environmental & Facilities Services — 0.6%
Clean Harbors, Inc. (1)	25,005	1,527,805

Railroads — 1.6%
Kansas City Southern (2)	22,439	4,084,795

Trading Companies & Distributors — 1.8%
United Rentals, Inc. (1) (2)	15,103	2,673,986
WW Grainger, Inc. (2)	5,639	2,060,660

		4,734,646

Total Industrials		32,003,876

Information Technology — 10.2%

Communications Equipment — 2.0%
Cisco Systems, Inc.	51,324	2,166,899
F5 Networks, Inc. (1)	22,358	2,958,634

		5,125,533

Data Processing & Outsourced Services — 0.8%
Euronet Worldwide, Inc. (1)	21,238	2,195,585

Electronic Components — 0.5%
Dolby Laboratories, Inc., Class A (2)	18,822	1,314,717

Electronic Equipment & Instruments — 0.6%
Zebra Technologies Corp., Class A (1)	5,123	1,467,893

IT Consulting & Other Services — 0.7%
CACI International, Inc., Class A (1)	7,544	1,766,729

Semiconductors — 2.3%
Intel Corp. (2)	118,322	6,028,506

Systems Software — 3.3%
Microsoft Corp.	19,815	4,468,877
Oracle Corp. (2)	74,765	4,278,053

		8,746,930

Total Information Technology		26,645,893

Materials — 1.2%

Diversified Chemicals — 0.6%
Huntsman Corp. (2)	75,277	1,627,489

Steel — 0.6%
Steel Dynamics, Inc. (2)	46,630	1,376,517

Total Materials		3,004,006

Real Estate — 3.7%

Residential REIT’s — 1.0%
Camden Property Trust (2)	29,629	2,694,461

Retail REIT’s — 0.7%
Brixmor Property Group, Inc.	163,660	1,931,188

Specialized REIT’s — 2.0%
Gaming and Leisure Properties, Inc.	52,434	1,905,976
Lamar Advertising Co., Class A	45,940	3,180,426

		5,086,402

Total Real Estate		9,712,051

Utilities — 5.5%

Electric Utilities — 3.3%
Avangrid, Inc. (2)	42,381	2,035,983
Entergy Corp. (2)	40,988	4,063,550
NRG Energy, Inc. (2)	69,009	2,374,600

		8,474,133

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Independent Power Producers & Energy Traders — 2.2%
AES Corp. (2)	321,890	$5,713,548

Total Utilities		14,187,681

Total Common Stocks (identified cost $229,443,467)		256,813,408

Short-Term Investments — 23.2%

Collateral Pool Investments for Securities on Loan — 21.9%

Collateral pool allocation (3)		57,069,363

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	3,590,241	3,589,882

Total Short-Term Investments (identified cost $60,659,408)		60,659,245

Total Investments — 121.7% (identified cost $290,102,875)		317,472,653
Other Assets and Liabilities — (21.7)%		(56,641,717)

Total Net Assets — 100.0%		$260,830,936

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 99.5%

Communication Services — 13.3%

Cable & Satellite — 0.7%
Charter Communications, Inc., Class A (1)(2)	5,598	$3,446,185

Interactive Home Entertainment — 2.1%
Electronic Arts, Inc. (1)	34,489	4,810,181
Take-Two Interactive Software, Inc. (1)	28,559	4,889,015

		9,699,196

Interactive Media & Services — 10.5%
Alphabet, Inc., Class A (1)	3,215	5,238,939
Alphabet, Inc., Class C (1)	11,495	18,784,899
Facebook, Inc., Class A (1)	81,478	23,889,350

		47,913,188

Total Communication Services		61,058,569

Consumer Discretionary — 11.5%

Apparel Retail — 0.6%
Burlington Stores, Inc. (1)(2)	14,640	2,883,055

Education Services — 0.8%
Chegg, Inc. (1)(2)	50,585	3,730,138

Footwear — 0.8%
Deckers Outdoor Corp. (1)	16,452	3,354,070

General Merchandise Stores — 1.2%
Target Corp.	36,563	5,528,691

Home Improvement Retail — 1.4%
Lowe’s Cos., Inc.	39,126	6,443,661

Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc. (1)	8,167	28,183,990

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Internet & Direct Marketing Retail (continued)
eBay, Inc. (2)	45,611	$2,498,571

		30,682,561

Total Consumer Discretionary		52,622,176

Consumer Staples — 4.4%

Household Products — 0.8%
Procter & Gamble Co.	25,509	3,528,660

Hypermarkets & Super Centers — 1.1%
Walmart, Inc.	35,004	4,860,305

Packaged Foods & Meats — 1.7%
Hershey Co.	52,188	7,757,224

Personal Products — 0.8%
Estee Lauder Cos., Inc., Class A (2)	17,169	3,806,711

Total Consumer Staples		19,952,900

Financials — 2.4%

Consumer Finance — 0.8%
American Express Co. (2)	35,780	3,634,890

Diversified Banks — 0.6%
U.S. Bancorp	81,195	2,955,498

Property & Casualty Insurance — 1.0%
Allstate Corp.	48,840	4,542,120

Total Financials		11,132,508

Healthcare — 13.8%

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc. (1)	34,666	3,959,551
Amgen, Inc.	21,210	5,372,917
Exelixis, Inc. (1)	72,845	1,618,616
Neurocrine Biosciences, Inc. (1)(2)	15,067	1,754,100
Sarepta Therapeutics, Inc. (1)(2)	11,425	1,672,848
Vertex Pharmaceuticals, Inc. (1)	19,674	5,491,407

		19,869,439

Healthcare Equipment — 1.3%
Baxter International, Inc.	36,316	3,162,034
Masimo Corp. (1)	11,756	2,633,344

		5,795,378

Healthcare Supplies — 1.3%
Align Technology, Inc. (1)	20,521	6,094,326

Healthcare Technology — 0.9%
Veeva Systems, Inc., Class A (1)	14,047	3,965,047

Managed Healthcare — 1.4%
Humana, Inc.	11,324	4,701,385
UnitedHealth Group, Inc.	6,185	1,933,122

		6,634,507

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	58,594	3,644,547
Eli Lilly and Co.	21,469	3,185,785
Horizon Therapeutics PLC (1)	72,958	5,480,605
Jazz Pharmaceuticals PLC (1)	21,578	2,899,867
Merck & Co., Inc.	67,307	5,739,268

		20,950,072

Total Healthcare		63,308,769

Industrials — 5.9%

Construction Machinery & Heavy Trucks — 0.9%
Allison Transmission Holdings, Inc.	109,316	3,921,165

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Electrical Components & Equipment — 0.8%
Sensata Technologies Holding PLC (1)	85,518	$3,560,970

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	24,494	3,207,489

Railroads — 1.4%
Kansas City Southern (2)	35,311	6,428,014

Research & Consulting Services — 0.8%
TransUnion	41,963	3,639,031

Trading Companies & Distributors — 1.3%
WW Grainger, Inc. (2)	16,615	6,071,620

Total Industrials		26,828,289

Information Technology — 46.5%

Application Software — 6.1%
Adobe, Inc. (1)	25,794	13,242,382
Five9, Inc. (1)(2)	17,982	2,291,626
salesforce.com, Inc. (1)	45,291	12,348,591

		27,882,599

Communications Equipment — 2.3%
F5 Networks, Inc. (1)	41,003	5,425,927
Motorola Solutions, Inc.	33,093	5,121,142

		10,547,069

Data Processing & Outsourced Services — 8.9%
Euronet Worldwide, Inc. (1)	16,904	1,747,535
Mastercard, Inc., Class A	43,300	15,509,627
PayPal Holdings, Inc. (1)	52,537	10,724,903
Visa, Inc., Class A (2)	60,936	12,917,823

		40,899,888

Internet Services & Infrastructure — 1.2%
Okta, Inc. (1)	9,710	2,091,242
Palo Alto Networks, Inc. (1)	13,953	3,591,642

		5,682,884

Semiconductor Equipment — 1.9%
Entegris, Inc.	39,032	2,610,850
Lam Research Corp. (2)	18,846	6,338,664

		8,949,514

Semiconductors — 4.1%
Broadcom, Inc.	15,118	5,248,214
NVIDIA Corp.	20,915	11,189,107
Texas Instruments, Inc.	15,829	2,250,092

		18,687,413

Systems Software — 12.9%
Fortinet, Inc. (1)(2)	52,885	6,981,084
Microsoft Corp.	166,289	37,503,158
Oracle Corp.	110,989	6,350,791
ServiceNow, Inc. (1)(2)	16,882	8,137,462

		58,972,495

Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc. (2)	321,652	41,505,974

Total Information Technology		213,127,836

Materials — 0.5%

Specialty Chemicals — 0.5%
PPG Industries, Inc.	18,061	2,174,544

Description	Shares	Value
Common Stocks (continued)

Real Estate — 1.2%

Specialized REIT’s — 1.2%
CyrusOne, Inc.	25,500	$2,130,015
Lamar Advertising Co., Class A	47,852	3,312,794

Total Real Estate		5,442,809

Total Common Stocks (identified cost $254,043,060)		455,648,400

Short-Term Investments — 10.8%

Collateral Pool Investments for Securities on Loan — 10.2%

Collateral pool allocation (3)		46,454,500

Mutual Funds — 0.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	2,952,021	2,951,726

Total Short-Term Investments (identified cost $49,406,817)		49,406,226

Total Investments — 110.3% (identified cost $303,449,877)		505,054,626
Other Assets and Liabilities — (10.3)%		(47,257,973)

Total Net Assets — 100.0%		$457,796,653

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 4.4%

Advertising — 1.2%
Interpublic Group of Cos., Inc. (2)	72,499	$1,287,582

Broadcasting — 1.0%
Discovery, Inc., Class A (1)(2)	49,424	1,090,541

Cable & Satellite — 1.1%
DISH Network Corp., Class A (1)	34,062	1,209,882

Interactive Media & Services — 1.1%
Twitter, Inc. (1)(2)	28,185	1,143,747

Total Communication Services		4,731,752

Consumer Discretionary — 9.4%

Apparel, Accessories & Luxury Goods — 1.8%
PVH Corp. (2)	16,663	929,129
Ralph Lauren Corp.	13,544	932,233

		1,861,362

Auto Parts & Equipment — 1.0%
Lear Corp.	9,636	1,097,830

Automotive Retail — 1.1%
AutoZone, Inc. (1)	959	1,147,261

Consumer Electronics — 1.1%
Garmin, Ltd. (2)	10,786	1,117,538

Education Services — 1.4%
Graham Holdings Co., Class B	3,486	1,491,834

Homebuilding — 1.1%
PulteGroup, Inc.	27,058	1,206,516

Internet & Direct Marketing Retail — 1.0%
Expedia Group, Inc.	11,198	1,099,084

Restaurants — 0.9%
Aramark	36,561	1,007,621

Total Consumer Discretionary		10,029,046

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 6.3%

Agricultural Products — 1.5%
Ingredion, Inc.	20,298	$1,632,771

Brewers — 1.2%
Molson Coors Beverage Co., Class B	32,182	1,211,331

Food Distributors — 1.1%
Sysco Corp.	19,267	1,158,717

Packaged Foods & Meats — 2.5%
Hershey Co.	10,357	1,539,465
J.M. Smucker Co.	9,374	1,126,567

		2,666,032

Total Consumer Staples		6,668,851

Energy — 1.8%

Oil & Gas-Exploration & Production — 1.8%
Cimarex Energy Co. (2)	38,215	1,061,613
Pioneer Natural Resources Co.	8,166	848,692

Total Energy		1,910,305

Financials — 12.6%

Asset Management & Custody Banks — 2.0%
Ameriprise Financial, Inc. (2)	13,335	2,090,928

Investment Banking & Brokerage — 3.0%
Evercore, Inc., Class A (2)	28,737	1,778,246
Raymond James Financial, Inc. (2)	18,732	1,418,387

		3,196,633

Life & Health Insurance — 2.0%
Globe Life, Inc.	13,089	1,079,580
Principal Financial Group, Inc. (2)	24,289	1,022,810

		2,102,390

Multi-Line Insurance — 2.8%
American Financial Group, Inc.	15,002	1,002,883
Hartford Financial Services Group, Inc.	50,093	2,026,262

		3,029,145

Regional Banks — 2.8%
Comerica, Inc.	17,199	679,877
Regions Financial Corp.	99,430	1,149,411
Signature Bank	11,346	1,100,902

		2,930,190

Total Financials		13,349,286

Healthcare — 11.5%

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (1)	9,084	1,037,574
Exelixis, Inc. (1)	38,522	855,959

		1,893,533

Healthcare Equipment — 4.6%
Hologic, Inc. (1)	19,461	1,162,211
Steris PLC (2)	10,843	1,730,976
Zimmer Biomet Holdings, Inc.	14,287	2,012,753

		4,905,940

Healthcare Facilities — 1.5%
Encompass Health Corp.	24,227	1,580,570

Healthcare Supplies — 1.2%
Dentsply Sirona, Inc. (2)	27,488	1,233,387

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Life Sciences Tools & Services — 0.9%
Charles River Laboratories International, Inc. (1)	4,257	$932,070

Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC (1)	12,324	1,656,222

Total Healthcare		12,201,722

Industrials — 16.4%

Agricultural & Farm Machinery — 1.2%
AGCO Corp.	18,388	1,307,387

Airlines — 0.7%
JetBlue Airways Corp. (1)(2)	66,699	768,373

Construction & Engineering — 3.0%
Quanta Services, Inc.	26,856	1,376,370
Valmont Industries, Inc.	14,007	1,779,589

		3,155,959

Construction Machinery & Heavy Trucks — 2.5%
Allison Transmission Holdings, Inc.	32,351	1,160,430
Cummins, Inc.	7,227	1,497,796

		2,658,226

Electrical Components & Equipment — 3.4%
Hubbell, Inc.	11,886	1,722,519
Regal Beloit Corp. (2)	19,275	1,905,527

		3,628,046

Environmental & Facilities Services — 1.8%
Clean Harbors, Inc. (1)	12,470	761,917
Republic Services, Inc. (2)	12,064	1,118,574

		1,880,491

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	7,960	1,042,362

Industrial Machinery — 0.9%
Crane Co.	16,282	920,584

Research & Consulting Services — 1.0%
TransUnion	11,764	1,020,174

Trucking — 0.9%
Ryder System, Inc. (2)	24,526	1,003,113

Total Industrials		17,384,715

Information Technology — 10.6%

Application Software — 1.3%
SS&C Technologies Holdings, Inc. (2)	21,408	1,364,118

Data Processing & Outsourced Services — 1.1%
Maximus, Inc.	14,884	1,154,254

Electronic Components — 1.4%
Dolby Laboratories, Inc., Class A	22,233	1,552,975

Electronic Equipment & Instruments — 1.4%
National Instruments Corp.	40,570	1,456,057

Electronic Manufacturing Services — 1.7%
Jabil, Inc.	51,806	1,769,175

Internet Services & Infrastructure — 1.0%
Akamai Technologies, Inc. (1)(2)	9,085	1,057,767

Semiconductors — 1.8%
ON Semiconductor Corp. (1)(2)	90,340	1,930,566

Systems Software — 0.9%
NortonLifeLock, Inc. (2)	42,031	988,569

Total Information Technology		11,273,481

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials — 6.3%

Commodity Chemicals — 1.4%
Valvoline, Inc.	71,986	$1,468,514

Metal & Glass Containers — 1.2%
Crown Holdings, Inc. (1)	16,510	1,268,794

Paper Packaging — 1.0%
WestRock Co.	35,156	1,066,281

Specialty Chemicals — 1.0%
Celanese Corp.	10,423	1,054,286

Steel — 1.7%
Steel Dynamics, Inc.	62,928	1,857,635

Total Materials		6,715,510

Real Estate — 9.8%

Office REIT’s — 1.1%
Boston Properties, Inc.	13,368	1,161,278

Residential REIT’s — 3.8%
Camden Property Trust	19,468	1,770,420
Essex Property Trust, Inc.	6,223	1,347,342
Mid-America Apartment Communities, Inc.	8,092	947,735

		4,065,497

Retail REIT’s — 1.3%
Realty Income Corp.	22,121	1,372,166

Specialized REIT’s — 3.6%
Gaming and Leisure Properties, Inc.	36,333	1,320,704
Lamar Advertising Co., Class A	22,586	1,563,629
Life Storage, Inc.	9,233	973,435

		3,857,768

Total Real Estate		10,456,709

Utilities — 9.4%

Electric Utilities — 5.6%
Entergy Corp.	17,998	1,784,322
IDACORP, Inc.	17,545	1,577,295
NRG Energy, Inc.	43,116	1,483,622
Portland General Electric Co.	27,730	1,057,900

		5,903,139

Gas Utilities — 1.2%
UGI Corp.	37,836	1,306,477

Independent Power Producers & Energy Traders — 1.2%
AES Corp.	71,643	1,271,663

Multi-Utilities — 1.4%
MDU Resources Group, Inc. (2)	65,344	1,543,425

Total Utilities		10,024,704

Total Common Stocks (identified cost $102,805,248)		104,746,081

Short-Term Investments — 10.3%

Collateral Pool Investments for Securities on Loan — 9.0%

Collateral pool allocation (3)		9,514,603

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	1,403,725	$1,403,585

Total Short-Term Investments (identified cost $10,918,468)		10,918,188

Total Investments — 108.8% (identified cost $113,723,716)		115,664,269
Other Assets and Liabilities — (8.8)%		(9,362,853)

Total Net Assets — 100.0%		$106,301,416

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 4.0%

Interactive Home Entertainment — 4.0%
Spotify Technology SA (1)	3,635	$1,025,651
Take-Two Interactive Software, Inc. (1)	10,094	1,727,992
Zynga, Inc., Class A (1)(2)	137,147	1,242,552

Total Communication Services		3,996,195

Consumer Discretionary — 7.6%

Apparel Retail — 1.3%
Burlington Stores, Inc. (1)(2)	6,818	1,342,669

Automotive Retail — 1.6%
O’Reilly Automotive, Inc. (1)	3,423	1,593,852

Education Services — 0.7%
Chegg, Inc. (1)(2)	9,496	700,235

Footwear — 1.6%
Deckers Outdoor Corp. (1)	8,020	1,635,037

Home Furnishings — 1.1%
Tempur Sealy International, Inc. (1)	12,608	1,078,488

Leisure Products — 1.3%
Polaris, Inc.	12,347	1,247,541

Total Consumer Discretionary		7,597,822

Consumer Staples — 1.2%

Food Retail — 1.2%
Sprouts Farmers Market, Inc. (1)	51,208	1,195,707

Financials — 4.5%

Financial Exchanges & Data — 1.0%
MSCI, Inc. (2)	2,744	1,024,253

Investment Banking & Brokerage — 1.3%
LPL Financial Holdings, Inc. (2)	15,673	1,287,693

Property & Casualty Insurance — 0.9%
Hanover Insurance Group, Inc.	9,145	937,271

Reinsurance — 1.3%
Everest Re Group, Ltd.	5,785	1,273,163

Total Financials		4,522,380

Healthcare — 22.9%

Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc. (1)	7,786	889,317
BioMarin Pharmaceutical, Inc. (1)	15,911	1,241,535
Exelixis, Inc. (1)	48,076	1,068,249
Incyte Corp. (1)(2)	9,339	899,813

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Biotechnology (continued)
Ionis Pharmaceuticals, Inc. (1)	16,867	$919,251
Neurocrine Biosciences, Inc. (1)(2)	10,731	1,249,303

		6,267,468

Healthcare Equipment — 6.1%
ABIOMED, Inc. (1)(2)	3,639	1,119,429
DexCom, Inc. (1)	2,991	1,272,401
IDEXX Laboratories, Inc. (1)	4,256	1,664,352
Masimo Corp. (1)	3,104	695,296
Teleflex, Inc.	3,440	1,351,748

		6,103,226

Healthcare Services — 1.1%
Chemed Corp.	2,012	1,040,425

Healthcare Supplies — 1.8%
Haemonetics Corp. (1)	8,267	741,219
ICU Medical, Inc. (1)	5,446	1,090,507

		1,831,726

Healthcare Technology — 1.9%
Veeva Systems, Inc., Class A (1)	6,679	1,885,281

Life Sciences Tools & Services — 4.8%
Bio-Rad Laboratories, Inc., Class A (1)	2,760	1,403,709
Bio-Techne Corp. (2)	8,328	2,127,471
PRA Health Sciences, Inc. (1)	11,707	1,251,595

		4,782,775

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC (1)	6,978	937,774

Total Healthcare		22,848,675

Industrials — 13.4%

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	17,764	1,493,597

Construction & Engineering — 0.9%
Valmont Industries, Inc.	7,522	955,670

Construction Machinery & Heavy Trucks — 1.3%
Cummins, Inc.	6,281	1,301,737

Electrical Components & Equipment — 2.8%
Hubbell, Inc.	9,793	1,419,201
Sensata Technologies Holding PLC (1)	32,395	1,348,928

		2,768,129

Environmental & Facilities Services — 1.3%
Clean Harbors, Inc. (1)	21,332	1,303,385

Industrial Machinery — 1.5%
ITT, Inc.	24,231	1,521,949

Research & Consulting Services — 2.8%
CoStar Group, Inc. (1)	1,798	1,525,783
TransUnion	14,650	1,270,448

		2,796,231

Trucking — 1.3%
Old Dominion Freight Line, Inc. (1)	6,241	1,261,806

Total Industrials		13,402,504

Information Technology — 39.5%

Application Software — 11.8%
2U, Inc. (1)(2)	30,907	1,279,241
Cadence Design Systems, Inc. (1)	8,907	987,875

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Application Software (continued)
Dropbox, Inc. (1)	43,557	$922,102
Guidewire Software, Inc. (1)(2)	12,890	1,447,676
HubSpot, Inc. (1)(2)	6,584	1,973,093
New Relic, Inc. (1)(2)	23,486	1,442,745
PTC, Inc. (1)	17,975	1,643,095
Synopsys, Inc. (1)	9,490	2,100,137

		11,795,964

Communications Equipment — 3.5%
Ciena Corp. (1)	26,131	1,483,457
F5 Networks, Inc. (1)	8,951	1,184,486
Motorola Solutions, Inc.	5,278	816,770

		3,484,713

Consulting & Other Services — 1.1%
LiveRamp Holdings, Inc. (1)	19,403	1,083,464

Data Processing & Outsourced Services — 3.3%
Euronet Worldwide, Inc. (1)	13,688	1,415,065
Genpact, Ltd.	43,636	1,840,567

		3,255,632

Electronic Components — 1.2%
Dolby Laboratories, Inc., Class A	17,220	1,202,817

Electronic Equipment & Instruments — 1.5%
Keysight Technologies, Inc. (1)	14,794	1,457,505

Internet Services & Infrastructure — 3.7%
GoDaddy, Inc., Class A (1)(2)	21,977	1,839,036
Palo Alto Networks, Inc. (1)	7,374	1,898,141

		3,737,177

IT Consulting & Other Services — 2.9%
CACI International, Inc., Class A (1)	3,182	745,192
EPAM Systems, Inc. (1)	6,576	2,151,010

		2,896,202

Semiconductor Equipment — 4.6%
KLA Corp.	7,969	1,634,760
SolarEdge Technologies, Inc. (1)	5,079	1,123,221
Teradyne, Inc. (2)	21,838	1,855,575

		4,613,556

Semiconductors — 2.4%
Inphi Corp. (1)	8,570	976,809
ON Semiconductor Corp. (1)	67,479	1,442,026

		2,418,835

Systems Software — 2.2%
FireEye, Inc. (1)(2)	88,267	1,295,759
Proofpoint, Inc. (1)	8,304	910,700

		2,206,459

Technology Hardware, Storage & Peripherals — 1.3%
Pure Storage, Inc., Class A (1)(2)	83,159	1,269,006

Total Information Technology		39,421,330

Materials — 2.9%

Commodity Chemicals — 1.1%
Valvoline, Inc.	55,429	1,130,752

Specialty Chemicals — 1.2%
Axalta Coating Systems, Ltd. (1)	48,295	1,151,836

Steel — 0.6%
Steel Dynamics, Inc.	21,937	647,580

Total Materials		2,930,168

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate — 2.5%

Real Estate Services — 1.3%
CBRE Group, Inc., Class A (1)(2)	26,654	$1,253,538

Residential REIT’s — 1.2%
Equity LifeStyle Properties, Inc.	18,435	1,222,056

Total Real Estate		2,475,594

Total Common Stocks (identified cost $78,118,803)		98,390,375

Short-Term Investments — 15.2%

Collateral Pool Investments for Securities on Loan — 13.6%

Collateral pool allocation (3)		13,636,803

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	1,583,068	1,582,909

Total Short-Term Investments (identified cost $15,220,029)		15,219,712

Total Investments — 113.7% (identified cost $93,338,832)		113,610,087
Other Assets and Liabilities — (13.7)%		(13,684,342)

Total Net Assets — 100.0%		$99,925,745

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.2%

Consumer Discretionary — 13.1%

Apparel Retail — 0.3%
Zumiez, Inc. (1)(2)	5,881	$151,024

Auto Parts & Equipment — 1.8%
American Axle & Manufacturing Holdings, Inc.	22,549	175,431
Dana, Inc.	33,545	467,953
Stoneridge, Inc. (1)	12,774	258,035

		901,419

Automotive Retail — 0.7%
Murphy USA, Inc. (1)	2,707	365,066

Broadcasting — 0.4%
Gray Television, Inc.	14,010	217,435

Casinos & Gaming — 0.7%
Boyd Gaming Corp. (2)	8,182	219,114
Red Rock Resorts, Inc. (2)	7,605	129,855

		348,969

Consumer Electronics — 0.5%
Universal Electronics, Inc. (1)	6,075	249,561

Education Services — 1.7%
Graham Holdings Co., Class B	948	405,697
K12, Inc. (1)	12,582	468,176

		873,873

Home Furnishings — 1.0%
La-Z-Boy, Inc. (2)	14,989	487,143

Homebuilding — 3.2%
KB Home (2)	14,310	511,726

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Homebuilding (continued)
M/I Homes, Inc. (1)	4,317	$183,731
Meritage Homes Corp. (1)(2)	5,961	572,435
TRI Pointe Group, Inc. (1)(2)	19,648	331,658

		1,599,550

Homefurnishing Retail — 0.5%
Sleep Number Corp. (1)	4,722	226,656

Leisure Products — 0.4%
Johnson Outdoors, Inc., Class A	2,449	209,904

Restaurants — 0.5%
Dine Brands Global, Inc. (2)	4,463	265,816

Specialty Stores — 1.4%
Hibbett Sports, Inc. (1)(2)	14,063	469,282
Sally Beauty Holdings, Inc. (1)	21,221	236,827

		706,109

Total Consumer Discretionary		6,602,525

Consumer Staples — 2.2%

Food Distributors — 0.3%
SpartanNash Co.	9,042	180,659

Food Retail — 0.2%
Sprouts Farmers Market, Inc. (1)	3,479	81,235

Household Products — 1.6%
Central Garden & Pet Co., Class A (1)	13,410	498,315
Spectrum Brands Holdings, Inc.	5,008	298,477

		796,792

Personal Products — 0.1%
Inter Parfums, Inc. (2)	1,250	55,838

Total Consumer Staples		1,114,524

Energy — 2.0%

Oil & Gas-Equipment & Services — 1.2%
Liberty Oilfield Services, Inc., Class A	24,249	156,406
Matrix Service Co. (1)(2)	15,738	145,419
ProPetro Holding Corp.	10,668	66,995
Select Energy Services, Inc., Class A (1)(2)	35,153	167,680
Solaris Oilfield Infrastructure, Inc., Class A	11,169	86,895

		623,395

Oil & Gas-Refining & Marketing — 0.8%
World Fuel Services Corp.	15,227	401,993

Total Energy		1,025,388

Financials — 25.3%

Asset Management & Custody Banks — 0.2%
Waddell & Reed Financial, Inc., Class A (2)	6,987	110,045

Consumer Finance — 0.9%
Encore Capital Group, Inc.	2,047	94,039
Nelnet, Inc., Class A (2)	5,761	377,288

		471,327

Investment Banking & Brokerage — 2.9%
Cowen, Inc., Class A	5,171	93,543
Evercore, Inc., Class A	6,180	382,418
Oppenheimer Holdings, Inc., Class A	5,263	128,575
Stifel Financial Corp. (2)	11,821	599,443
StoneX Group, Inc. (1)	4,238	240,295

		1,444,274

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Life & Health Insurance — 0.4%
American Equity Investment Life Holding Co. (2)	7,413	$177,245

Property & Casualty Insurance — 2.2%
AMERISAFE, Inc. (2)	6,312	421,200
Employers Holdings, Inc. (2)	10,931	356,132
HCI Group, Inc. (2)	3,589	196,390
Heritage Insurance Holdings, Inc.	8,525	111,251

		1,084,973

Regional Banks — 13.5%
1st Source Corp.	5,392	185,754
Associated Banc-Corp (2)	20,482	275,278
Atlantic Capital Bancshares, Inc. (1)	11,231	129,550
Bancorp, Inc. (1)(2)	29,043	275,908
Banner Corp. (2)	9,044	326,669
Boston Private Financial Holdings, Inc. (2)	28,514	169,373
Bryn Mawr Bank Corp. (2)	4,420	119,959
Cathay General Bancorp	21,348	527,082
Central Pacific Financial Corp. (2)	18,396	284,954
Community Trust Bancorp, Inc.	4,273	137,890
Financial Institutions, Inc. (2)	5,338	91,974
First Bancorp/Southern Pines NC	7,730	158,079
First Commonwealth Financial Corp.	28,042	229,944
First Merchants Corp.	7,644	195,534
Great Southern Bancorp, Inc. (2)	2,261	87,139
Great Western Bancorp, Inc.	18,929	263,681
Hancock Whitney Corp.	14,069	281,521
Heartland Financial USA, Inc. (2)	8,255	284,220
Hilltop Holdings, Inc.	22,029	453,797
Independent Bank Corp.	10,485	156,331
International Bancshares Corp. (2)	16,129	509,354
Lakeland Bancorp, Inc.	8,566	91,057
Peapack Gladstone Financial Corp.	5,774	98,158
Preferred Bank (2)	6,862	256,639
QCR Holdings, Inc. (2)	3,393	101,688
Sandy Spring Bancorp, Inc. (2)	938	22,437
TriCo Bancshares	3,731	103,311
Umpqua Holdings Corp.	2,117	23,880
Univest Financial Corp. (2)	7,167	115,317
Webster Financial Corp.	9,177	252,367
Wintrust Financial Corp. (2)	9,030	392,986
Zions Bancorp NA (2)	6,731	216,469

		6,818,300

Thrifts & Mortgage Finance — 5.2%
Axos Financial, Inc. (1)	12,834	318,027
Essent Group, Ltd.	11,867	423,652
Flagstar Bancorp, Inc. (2)	13,106	411,791
HomeStreet, Inc.	10,011	274,001
NMI Holdings, Inc., Class A (1)	17,042	292,270
TrustCo Bank Corp.	31,545	188,008
Walker & Dunlop, Inc.	6,476	354,755
WSFS Financial Corp. (2)	12,413	363,701

		2,626,205

Total Financials		12,732,369

Healthcare — 7.8%

Biotechnology — 2.4%
Alkermes PLC (1)	14,386	237,944
Castle Biosciences, Inc. (1)(2)	3,894	178,073
Coherus Biosciences, Inc. (1)	12,108	229,689

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Biotechnology (continued)
Emergent BioSolutions, Inc. (1)	3,660	$417,423
Vericel Corp. (1)(2)	9,259	146,755

		1,209,884

Healthcare Equipment — 2.3%
AngioDynamics, Inc. (1)(2)	17,473	163,635
CONMED Corp.	4,438	383,044
Integer Holdings Corp. (1)(2)	5,116	354,334
Orthofix Medical, Inc. (1)	8,266	250,790

		1,151,803

Healthcare Facilities — 0.8%
Surgery Partners, Inc. (1)	19,861	379,146

Healthcare Supplies — 0.4%
OraSure Technologies, Inc. (1)(2)	17,272	202,428

Healthcare Technology — 1.4%
Computer Programs & Systems, Inc. (2)	7,520	205,747
HealthStream, Inc. (1)	9,882	204,706
HMS Holdings Corp. (1)	10,898	303,945

		714,398

Life Sciences Tools & Services — 0.5%
Luminex Corp. (2)	10,120	270,103

Total Healthcare		3,927,762

Industrials — 18.2%

Air Freight & Logistics — 1.5%
Echo Global Logistics, Inc. (1)	16,633	454,413
Hub Group, Inc., Class A (1)(2)	5,825	313,618

		768,031

Building Products — 3.0%
Builders FirstSource, Inc. (1)	17,409	533,063
Masonite International Corp. (1)	3,609	329,466
Patrick Industries, Inc.	6,584	370,087
Quanex Building Products Corp.	16,666	280,155

		1,512,771

Construction & Engineering — 2.9%
EMCOR Group, Inc.	7,771	582,903
MYR Group, Inc. (1)(2)	4,275	165,913
Northwest Pipe Co. (1)(2)	6,052	171,453
Primoris Services Corp.	9,609	183,147
Valmont Industries, Inc.	2,995	380,515

		1,483,931

Construction Machinery & Heavy Trucks — 0.3%
Miller Industries, Inc.	4,191	131,472

Diversified Support Services — 0.7%
UniFirst Corp.	1,702	327,839

Electrical Components & Equipment — 0.9%
Regal Beloit Corp.	4,653	459,996

Environmental & Facilities Services — 0.6%
Clean Harbors, Inc. (1)	5,269	321,936

Human Resource & Employment Services — 1.5%
Heidrick & Struggles International, Inc.	9,950	215,218
Korn Ferry	7,426	226,493
TrueBlue, Inc. (1)(2)	18,656	315,660

		757,371

Industrial Machinery — 1.8%
Columbus McKinnon Corp.	9,568	348,036
EnPro Industries, Inc. (2)	259	15,157
Lydall, Inc. (1)(2)	12,177	228,684

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Industrial Machinery (continued)
Mueller Industries, Inc.	10,422	$309,533

		901,410

Office Services & Supplies — 0.8%
Kimball International, Inc., Class B	11,074	124,140
Steelcase, Inc., Class A	26,838	280,457

		404,597

Research & Consulting Services — 1.5%
CBIZ, Inc. (1)	17,301	420,760
Huron Consulting Group, Inc. (1)	8,115	352,029

		772,789

Trading Companies & Distributors — 1.6%
BMC Stock Holdings, Inc. (1)	1,882	75,129
DXP Enterprises, Inc.	1,780	34,247
Foundation Building Materials, Inc. (1)(2)	18,529	300,726
H&E Equipment Services, Inc.	9,788	198,305
Herc Holdings, Inc. (1)(2)	4,400	180,180

		788,587

Trucking — 1.1%
ArcBest Corp. (2)	11,383	384,973
Covenant Logistics Group, Inc., Class A (1)(2)	8,492	155,658

		540,631

Total Industrials		9,171,361

Information Technology — 9.9%

Application Software — 0.5%
Verint Systems, Inc. (1)	5,644	268,429

Communications Equipment — 0.5%
NetScout Systems, Inc. (1)(2)	10,135	234,524

Data Processing & Outsourced Services — 1.1%
Sykes Enterprises, Inc. (1)	16,832	557,224

Electronic Components — 1.6%
Knowles Corp. (1)	20,077	302,359
Vishay Intertechnology, Inc.	31,529	504,149

		806,508

Electronic Equipment & Instruments — 0.7%
MTS Systems Corp. (2)	9,757	238,071
Vishay Precision Group, Inc. (1)	4,896	121,959

		360,030

Electronic Manufacturing Services — 2.6%
CTS Corp.	8,502	177,692
Fabrinet (1)	6,282	438,358
Plexus Corp. (1)	5,537	421,199
Sanmina Corp. (1)	9,990	282,717

		1,319,966

IT Consulting & Other Services — 0.2%
KBR, Inc. (2)	2,966	74,120

Semiconductor Equipment — 1.8%
Amkor Technology, Inc. (1)(2)	31,189	380,350
Onto Innovation, Inc. (1)	1	31
Photronics, Inc. (1)	31,084	311,772
Ultra Clean Holdings, Inc. (1)	9,678	237,305

		929,458

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors — 0.9%
Diodes, Inc. (1)(2)	8,915	$435,587

Total Information Technology		4,985,846

Materials — 6.4%

Commodity Chemicals — 1.9%
Koppers Holdings, Inc. (1)(2)	14,843	357,123
Orion Engineered Carbons SA	31,984	388,606
Tronox Holdings PLC	20,739	185,821

		931,550

Construction Materials — 0.4%
US Concrete, Inc.	8,461	225,824

Forest Products — 1.1%
Boise Cascade Co.	12,557	575,110

Specialty Chemicals — 1.1%
Stepan Co.	4,898	564,690

Steel — 1.9%
Carpenter Technology Corp.	10,424	219,217
Commercial Metals Co. (2)	21,574	450,249
Schnitzer Steel Industries, Inc., Class A	13,790	272,215

		941,681

Total Materials		3,238,855

Real Estate — 8.2%

Diversified REIT’s — 2.3%
Alexander & Baldwin, Inc. (2)	33,545	406,230
Gladstone Commercial Corp.	8,678	170,175
Lexington Realty Trust	51,219	582,360

		1,158,765

Healthcare REIT’s — 1.0%
Healthcare Realty Trust, Inc. (2)	8,055	232,387
Physicians Realty Trust (2)	15,262	277,005

		509,392

Hotel & Resort REIT’s — 0.1%
Xenia Hotels & Resorts, Inc. (2)	5,518	49,552

Industrial REIT’s — 1.7%
First Industrial Realty Trust, Inc.	8,725	372,121
STAG Industrial, Inc. (2)	14,309	462,181

		834,302

Office REIT’s — 1.4%
City Office REIT, Inc.	11,055	88,882
Easterly Government Properties, Inc.	5,747	139,020
Piedmont Office Realty Trust, Inc., Class A (2)	30,171	461,918

		689,820

Retail REIT’s — 1.1%
Getty Realty Corp.	11,826	346,384
SITE Centers Corp.	15,035	112,913
Spirit Realty Capital, Inc.	2,889	102,588

		561,885

Specialized REIT’s — 0.6%
National Storage Affiliates Trust	9,288	318,671

Total Real Estate		4,122,387

Utilities — 4.1%

Electric Utilities — 1.7%
IDACORP, Inc.	4,374	393,223
Portland General Electric Co.	11,930	455,129

		848,352

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Gas Utilities — 1.2%
One Gas, Inc. (2)	3,108	$230,365
Southwest Gas Holdings, Inc.	5,903	371,122

		601,487

Multi-Utilities — 1.2%
Black Hills Corp. (2)	7,397	414,825
Unitil Corp. (2)	4,687	197,791

		612,616

Total Utilities		2,062,455

Total Common Stocks (identified cost $48,737,732)		48,983,472

Short-Term Investments — 16.9%

Collateral Pool Investments for Securities on Loan — 13.6%

Collateral pool allocation (3)		6,858,721

Mutual Funds — 3.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	1,651,874	1,651,709

Total Short-Term Investments (identified cost $8,510,701)		8,510,430

Total Investments — 114.1% (identified cost $57,248,433)		57,493,902
Other Assets and Liabilities — (14.1)%		(7,125,833)

Total Net Assets — 100.0%		$50,368,069

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.1%

Communication Services — 1.8%

Advertising — 1.1%
TechTarget, Inc. (1)	26,235	$1,041,005

Alternative Carriers — 0.7%
Cogent Communications Holdings, Inc. (2)	10,788	725,601

Total Communication Services		1,766,606

Consumer Discretionary — 11.6%

Consumer Electronics — 1.7%
Sonos, Inc. (1)	69,872	983,099
Universal Electronics, Inc. (1)	15,523	637,685

		1,620,784

Education Services — 0.9%
K12, Inc. (1)(2)	22,458	835,662

Footwear — 2.6%
Crocs, Inc. (1)(2)	25,458	1,016,029
Deckers Outdoor Corp. (1)	5,096	1,038,921
Steven Madden, Ltd.	24,917	527,244

		2,582,194

Homebuilding — 1.0%
Skyline Champion Corp. (1)(2)	33,944	968,762

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Homefurnishing Retail — 1.1%
Sleep Number Corp. (1)(2)	21,841	$1,048,368

Internet & Direct Marketing Retail — 2.2%
1-800-Flowers.com, Inc., Class A (1)(2)	38,888	1,163,918
Shutterstock, Inc. (2)	19,696	991,102

		2,155,020

Leisure Products — 1.0%
YETI Holdings, Inc. (1)	18,565	953,870

Restaurants — 1.1%
Wingstop, Inc. (2)	6,554	1,070,924

Total Consumer Discretionary		11,235,584

Consumer Staples — 4.2%

Food Retail — 1.0%
Sprouts Farmers Market, Inc. (1)	41,673	973,064

Household Products — 1.0%
Central Garden & Pet Co., Class A (1)	26,508	985,037

Packaged Foods & Meats — 2.2%
Freshpet, Inc. (1)(2)	12,873	1,462,373
Hostess Brands, Inc. (1)	55,476	712,312

		2,174,685

Total Consumer Staples		4,132,786

Financials — 1.7%

Life & Health Insurance — 0.9%
Primerica, Inc.	6,763	844,361

Property & Casualty Insurance — 0.8%
AMERISAFE, Inc. (2)	12,165	811,770

Total Financials		1,656,131

Healthcare — 35.3%

Biotechnology — 15.9%
ACADIA Pharmaceuticals, Inc. (1)	17,138	678,493
Akebia Therapeutics, Inc. (1)(2)	56,171	584,740
BioSpecifics Technologies Corp. (1)	8,569	552,701
Castle Biosciences, Inc. (1)(2)	15,755	720,476
Coherus Biosciences, Inc. (1)(2)	41,444	786,193
Deciphera Pharmaceuticals, Inc. (1)(2)	11,421	514,059
Dicerna Pharmaceuticals, Inc. (1)	36,517	676,295
Halozyme Therapeutics, Inc. (1)(2)	45,101	1,307,703
Natera, Inc. (1)(2)	22,009	1,402,193
PTC Therapeutics, Inc. (1)(2)	19,380	957,857
Puma Biotechnology, Inc. (1)(2)	67,764	697,292
Radius Health, Inc. (1)	40,346	499,483
REGENXBIO, Inc. (1)(2)	12,142	370,574
Repligen Corp. (1)	7,921	1,227,042
Retrophin, Inc. (1)(2)	39,652	776,783
Vanda Pharmaceuticals, Inc. (1)(2)	38,620	397,400
Veracyte, Inc. (1)(2)	32,498	1,082,508
Vericel Corp. (1)(2)	49,598	786,128
Voyager Therapeutics, Inc. (1)	54,976	648,167
Xencor, Inc. (1)	21,730	776,848

		15,442,935

Healthcare Equipment — 8.4%
AtriCure, Inc. (1)(2)	20,494	916,697
Axogen, Inc. (1)(2)	69,266	822,187
Cardiovascular Systems, Inc. (1)	19,886	649,676
CONMED Corp.	11,710	1,010,690
Globus Medical, Inc., Class A (1)(2)	11,971	676,601

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment (continued)
iRhythm Technologies, Inc. (1)	6,903	$1,519,903
Novocure, Ltd. (1)(2)	10,557	873,592
Orthofix Medical, Inc. (1)	19,122	580,161
Tandem Diabetes Care, Inc. (1)(2)	9,331	1,051,790

		8,101,297

Healthcare Facilities — 0.8%
Select Medical Holdings Corp. (1)	39,976	802,318

Healthcare Services — 2.2%
Amedisys, Inc. (1)	4,327	1,046,701
R1 RCM, Inc. (1)(2)	77,371	1,121,880

		2,168,581

Healthcare Supplies — 1.6%
Haemonetics Corp. (1)(2)	7,978	715,308
Neogen Corp. (1)(2)	10,387	791,489

		1,506,797

Healthcare Technology — 2.3%
HMS Holdings Corp. (1)	22,781	635,362
Inovalon Holdings, Inc. (1)	42,336	1,047,604
Omnicell, Inc. (1)	8,592	572,915

		2,255,881

Life Sciences Tools & Services — 2.5%
Medpace Holdings, Inc. (1)(2)	10,703	1,389,143
NeoGenomics, Inc. (1)(2)	27,494	1,070,891

		2,460,034

Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals, Inc. (1) (2)	34,427	701,622
Collegium Pharmaceutical, Inc. (1)(2)	41,500	790,990

		1,492,612

Total Healthcare		34,230,455

Industrials — 14.3%

Air Freight & Logistics — 1.6%
Echo Global Logistics, Inc. (1)	23,606	644,916
Hub Group, Inc., Class A (1)	17,699	952,914

		1,597,830

Building Products — 2.9%
Builders FirstSource, Inc. (1)(2)	48,778	1,493,582
CSW Industrials, Inc.	9,419	680,523
Gibraltar Industries, Inc. (1)	10,833	676,467

		2,850,572

Construction & Engineering — 0.9%
EMCOR Group, Inc.	11,072	830,511

Construction Machinery & Heavy Trucks — 0.8%
Astec Industries, Inc.	14,025	739,398

Electrical Components & Equipment — 0.7%
Atkore International Group, Inc. (1)	25,576	683,646

Human Resource & Employment Services — 0.7%
Korn Ferry	23,934	729,987

Industrial Machinery — 3.7%
Mueller Industries, Inc.	26,327	781,912
Mueller Water Products, Inc., Class A (2)	77,398	835,898
Tennant Co. (2)	14,113	938,091

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Industrial Machinery (continued)
Watts Water Technologies, Inc., Class A (2)	10,506	$1,005,950

		3,561,851

Office Services & Supplies — 0.6%
Herman Miller, Inc.	22,542	537,176

Research & Consulting Services — 0.9%
Huron Consulting Group, Inc. (1)	19,753	856,885

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	12,859	774,240
Foundation Building Materials, Inc. (1)	44,529	722,706

		1,496,946

Total Industrials		13,884,802

Information Technology — 23.9%

Application Software — 8.9%
Blackline, Inc. (1)(2)	9,898	864,788
Bottomline Technologies DE, Inc. (1)	16,711	795,945
Box, Inc., Class A (1)	43,858	860,932
ChannelAdvisor Corp. (1)(2)	48,858	821,792
Cornerstone OnDemand, Inc. (1)	16,353	576,770
Domo, Inc. (1)	21,680	882,810
Envestnet, Inc. (1)	9,691	804,256
SPS Commerce, Inc. (1)	15,409	1,230,871
Verint Systems, Inc. (1)	15,691	746,264
Workiva, Inc. (1)	17,410	1,027,190

		8,611,618

Communications Equipment — 1.4%
NetScout Systems, Inc. (1)	29,051	672,240
Viavi Solutions, Inc. (1)	54,446	726,038

		1,398,278

Data Processing & Outsourced Services — 1.8%
ExlService Holdings, Inc. (1)	11,219	714,538
TTEC Holdings, Inc. (2)	17,743	1,005,851

		1,720,389

Electronic Equipment & Instruments — 0.7%
Itron, Inc. (1)(2)	11,100	661,227

Electronic Manufacturing Services — 0.9%
Plexus Corp. (1)	11,923	906,983

IT Consulting & Other Services — 1.1%
LiveRamp Holdings, Inc. (1)(2)	18,835	1,051,746

Semiconductor Equipment — 3.5%
Advanced Energy Industries, Inc. (1)(2)	11,544	855,641
Brooks Automation, Inc. (2)	18,299	944,777
FormFactor, Inc. (1)(2)	36,567	955,496
Photronics, Inc. (1)	69,573	697,817

		3,453,731

Semiconductors — 2.0%
Silicon Laboratories, Inc. (1)(2)	9,005	922,202
Synaptics, Inc. (1)(2)	11,827	1,009,198

		1,931,400

Systems Software — 3.6%
CommVault Systems, Inc. (1)	20,587	889,976
OneSpan, Inc. (1)(2)	37,407	806,121
Tenable Holdings, Inc. (1)(2)	27,167	1,022,566
Zuora, Inc. (1)	55,069	748,387

		3,467,050

Total Information Technology		23,202,422

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials — 2.7%

Construction Materials — 0.8%
Summit Materials, Inc., Class A (1)(2)	54,079	$805,236

Diversified Metals & Mining — 1.1%
Materion Corp. (2)	19,264	1,051,622

Specialty Chemicals — 0.8%
Innospec, Inc.	9,759	728,900

Total Materials		2,585,758

Real Estate — 2.0%

Industrial REIT’s — 1.0%
EastGroup Properties, Inc. (2)	7,147	951,694

Specialized REIT’s — 1.0%
QTS Realty Trust, Inc., Class A (2)	14,091	955,652

Total Real Estate		1,907,346

Utilities — 0.6%

Renewable Electricity — 0.6%
Ormat Technologies, Inc. (2)	10,269	625,074

Total Common Stocks (identified cost $79,755,653)		95,226,964

Short-Term Investments — 23.9%

Collateral Pool Investments for Securities on Loan — 21.9%

Collateral pool allocation (3)		21,305,052

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	1,915,290	1,915,098

Total Short-Term Investments (identified cost $23,220,441)		23,220,150

Total Investments — 122.0% (identified cost $102,976,094)		118,447,114
Other Assets and Liabilities — (22.0)%		(21,369,914)

Total Net Assets — 100.0%		$97,077,200

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.3%

Belgium — 0.8%
Telenet Group Holding NV	1,343	$52,215
UCB SA	484	57,481

		109,696

Bermuda — 0.5%
Enstar Group, Ltd. (1)	415	74,281

Canada — 9.1%
Atco, Ltd., Class I	4,617	140,667
BCE, Inc. (2)	3,797	163,192
Cogeco Communications, Inc.	1,512	113,346
Emera, Inc. (2)	1,563	63,809
George Weston, Ltd.	1,942	140,296
Granite Real Estate Investment Trust	2,405	143,063
Kirkland Lake Gold, Ltd.	1,924	102,517
Loblaw Cos., Ltd.	2,004	103,569
Quebecor, Inc., Class B	9,649	239,237

Description	Shares	Value
Common Stocks (continued)

Canada (continued)
Rogers Communications, Inc., Class B	1,155	$48,047

		1,257,743

Cayman Islands — 1.8%
Tencent Holdings, Ltd.	3,600	246,419

China — 0.7%
Agricultural Bank of China, Ltd., Class H	172,000	57,480
China Minsheng Banking Corp., Ltd., Class H	69,100	42,083

		99,563

Czech Republic — 1.7%
CEZ AS	5,519	113,709
Komercni banka AS (1)	2,333	56,176
Moneta Money Bank AS (5)	26,337	66,407

		236,292

France — 0.7%
Sanofi	1,001	101,381

Germany — 0.3%
Talanx AG (1)	955	35,489

Hong Kong — 4.0%
CLP Holdings, Ltd.	15,000	147,383
HK Electric Investments & HK Electric Investments, Ltd.	132,000	134,381
HKT Trust & HKT, Ltd.	96,000	137,245
Sun Art Retail Group, Ltd.	104,500	136,184

		555,193

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	28,565	35,089

Israel — 1.4%
Bank Leumi Le-Israel BM	19,178	98,336
Reit 1, Ltd.	7,964	32,051
Strauss Group, Ltd.	2,098	61,293

		191,680

Italy — 4.2%
A2A SpA	49,876	72,792
Enel SpA	38,008	344,213
Iren SpA	62,275	162,901

		579,906

Japan — 15.5%
Bridgestone Corp.	800	25,386
Chubu Electric Power Co., Inc.	14,600	180,510
Daiwa Securities Living Investments Corp.	181	180,803
DCM Holdings Co., Ltd.	4,900	60,050
Doutor Nichires Holdings Co., Ltd.	2,500	38,781
Frontier Real Estate Investment Corp.	55	183,827
Geo Holdings Corp.	6,100	99,003
Hogy Medical Co., Ltd.	800	25,379
KDDI Corp.	10,200	296,423
Mitsui Sugar Co., Ltd.	1,600	29,216
Morinaga Milk Industry Co., Ltd.	1,300	63,211
Nihon Kohden Corp.	1,500	51,338
Nippon Telegraph & Telephone Corp.	11,800	268,665
NTT DoCoMo, Inc.	9,400	262,612
Paramount Bed Holdings Co., Ltd.	1,000	39,891
Suzuken Co., Ltd.	1,000	37,200
TIS, Inc.	2,300	46,037
Towa Pharmaceutical Co., Ltd.	2,300	45,646
Tsumura & Co.	2,300	65,364

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
United Arrows, Ltd.	1,700	$26,082
Valor Holdings Co., Ltd.	2,100	53,752
Vital KSK Holdings, Inc.	3,400	34,380
Yaoko Co., Ltd.	500	39,135

		2,152,691

Mexico — 1.1%
Arca Continental SAB de C.V.	20,200	91,824
Qualitas Controladora SAB de C.V. (2)	14,400	56,726

		148,550

Netherlands — 3.6%
Flow Traders (5)	6,174	243,136
Intertrust NV (5)	2,457	44,098
Koninklijke Ahold Delhaize NV	4,296	129,294
Pharming Group NV (1)(2)	61,696	78,042

		494,570

New Zealand — 3.3%
Fisher & Paykel Healthcare Corp., Ltd.	10,072	250,009
Infratil, Ltd.	21,692	72,474
Spark New Zealand, Ltd.	42,720	138,989

		461,472

Philippines — 2.6%
Globe Telecom, Inc.	1,430	61,583
International Container Terminal Services, Inc.	40,630	87,989
Manila Electric Co.	18,160	100,754
PLDT, Inc.	3,675	112,103

		362,429

Portugal — 0.3%
REN — Redes Energeticas Nacionais SGPS SA	16,092	46,664

Singapore — 3.2%
Mapletree Industrial Trust	20,800	46,628
NetLink NBN Trust	352,900	251,599
SATS, Ltd.	36,200	79,821
Sheng Siong Group, Ltd.	48,400	62,254

		440,302

South Africa — 2.0%
AngloGold Ashanti, Ltd.	4,125	120,373
Gold Fields, Ltd.	11,892	153,687

		274,060

Spain — 0.8%
Red Electrica Corp. SA	5,603	107,149

Switzerland — 4.9%
Nestle SA	2,392	287,268
Novartis AG	1,157	99,886
Roche Holding AG	536	187,195
Sonova Holding AG (1)	463	108,125

		682,474

Taiwan — 4.4%
Coretronic Corp.	41,000	48,977
Far EasTone Telecommunications Co., Ltd.	91,000	190,116
Fubon Financial Holding Co., Ltd.	93,000	135,658
Great Wall Enterprise Co., Ltd.	39,200	60,453
Taichung Commercial Bank Co., Ltd.	156,196	59,356
Taiwan Secom Co., Ltd.	11,075	32,083

Description	Shares	Value
Common Stocks (continued)

Taiwan (continued)
Tripod Technology Corp.	9,000	$35,581
Uni-President Enterprises Corp.	18,000	40,857

		603,081

United Kingdom — 1.6%
Assura PLC	123,156	133,349
AstraZeneca PLC	759	84,617

		217,966

United States — 29.6%
ALLETE, Inc.	866	46,729
Allstate Corp.	2,955	274,815
Atrion Corp.	99	62,540
AutoZone, Inc. (1)	87	104,079
CMS Energy Corp.	1,116	67,507
Danaher Corp.	437	90,227
Eli Lilly and Co.	837	124,202
Equity LifeStyle Properties, Inc.	4,197	278,219
Essex Property Trust, Inc.	246	53,262
Evergy, Inc.	1,059	56,360
Extra Space Storage, Inc.	768	81,830
Getty Realty Corp.	3,545	103,833
Globus Medical, Inc., Class A (1)	1,094	61,833
Hershey Co.	494	73,428
Home Depot, Inc.	192	54,728
Kroger Co.	5,333	190,281
Lamb Weston Holdings, Inc.	520	32,682
MDU Resources Group, Inc.	1,611	38,052
Merck & Co., Inc.	3,841	327,522
Moody’s Corp.	332	97,821
OraSure Technologies, Inc. (1)	4,818	56,467
PepsiCo, Inc.	1,790	250,707
Pfizer, Inc.	6,218	234,978
Portland General Electric Co.	3,330	127,040
Progressive Corp.	737	70,045
S&P Global, Inc.	230	84,277
Safety Insurance Group, Inc.	999	72,328
Sprouts Farmers Market, Inc. (1)	7,761	181,219
Target Corp.	357	53,982
Unitil Corp.	731	30,848
Verizon Communications, Inc.	4,413	261,559
Walmart, Inc.	2,277	316,161
Weis Markets, Inc. (2)	1,640	80,737
Zoetis, Inc.	326	52,193

		4,092,491

Total Common Stocks (identified cost $11,849,747)		13,606,631

Short-Term Investments — 4.4%

Collateral Investment for Securities on Loan — 3.1%

BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (3)(4)	430,414	430,413

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	172,081	172,064

Total Short-Term Investments (identified cost $602,511)		602,477

Total Investments — 102.7% (identified cost $12,452,258)		14,209,108
Other Assets and Liabilities — (2.7)%		(369,011)

Total Net Assets — 100.0%		$13,840,097

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Industry	Value	% of Total Net Assets
Agriculture	$60,453	0.4%
Auto Parts & Equipment	25,386	0.2
Banks	379,838	2.7
Beverages	342,531	2.5
Biotechnology	78,042	0.6
Building Materials	38,052	0.3
Commercial Services	401,173	2.8
Diversified Financial Services	422,892	3.1
Electric	2,015,890	14.5
Electronics	84,558	0.7
Engineering & Construction	79,821	0.6
Food	1,452,486	10.6
Healthcare-Products	745,809	5.5
Insurance	583,684	4.2
Internet	246,419	1.8
Media	404,798	2.9
Mining	376,577	2.7
Pharmaceuticals	1,452,045	10.4
Real Estate Investment Trusts	1,236,865	8.8
Retail	906,053	6.6
Software	46,037	0.3
Telecommunications	2,227,222	16.1

Total Common Stocks	13,606,631	98.3
Collateral Investment for Securities on Loan	430,413	3.1
Mutual Funds	172,064	1.3

Total Investments	14,209,108	102.7
Other Assets and Liabilities	(369,011)	(2.7)

Net Assets	$13,840,097	100.0%

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 96.9%

Australia — 9.2%
AGL Energy, Ltd.	18,779	$204,987
BHP Group, Ltd.	39,941	1,116,771
CSL, Ltd.	3,000	632,840
Qantas Airways, Ltd.	123,246	358,147
Rio Tinto PLC	15,353	951,247
Santos, Ltd.	75,126	314,170

		3,578,162

China — 1.5%
UBS Group AG	49,159	597,391

Denmark — 2.8%
Carlsberg A/S, Class B	2,612	367,074
Novo Nordisk A/S, Class B	6,413	424,764
Pandora A/S	4,088	298,589

		1,090,427

Finland — 1.7%
UPM-Kymmene OYJ	18,321	555,548
Valmet OYJ	3,935	107,629

		663,177

France — 7.7%
Arkema SA	1,176	130,374
Cie de Saint-Gobain (1)	12,228	495,846
Eiffage SA (1)	4,805	442,783
Peugeot SA (1)	32,443	556,347

Description	Shares	Value
Common Stocks (continued)

France (continued)
Sanofi	2,693	$272,746
Sartorius Stedim Biotech	1,647	589,241
Vinci SA	5,341	500,844

		2,988,181

Germany — 3.6%
Allianz SE	4,158	900,693
Deutsche Boerse AG	1,111	210,009
Siltronic AG	3,193	296,980

		1,407,682

Hong Kong — 2.1%
CK Asset Holdings, Ltd.	112,000	608,397
WH Group, Ltd. (5)	251,000	216,664

		825,061

Israel — 0.4%
Bank Leumi Le-Israel BM	33,034	169,382

Italy — 5.1%
A2A SpA	246,315	359,489
Azimut Holding SpA	5,309	102,667
Enel SpA	124,081	1,123,719
Eni SpA	43,385	403,833

		1,989,708

Japan — 25.4%
AGC, Inc.	7,100	201,440
Alfresa Holdings Corp.	11,800	237,304
Astellas Pharma, Inc.	13,700	215,301
Brother Industries, Ltd.	11,500	190,554
Chubu Electric Power Co., Inc.	36,000	445,093
Daito Trust Construction Co., Ltd.	2,500	221,900
Daiwa House Industry Co., Ltd.	26,800	718,740
Fujitsu, Ltd.	3,600	469,735
Hitachi, Ltd.	26,000	866,544
JVC Kenwood Corp.	48,400	71,744
KDDI Corp.	19,200	557,972
K’s Holdings Corp.	15,100	214,278
MEIJI Holdings Co., Ltd.	3,000	242,459
Nichias Corp.	5,300	125,851
Nippon Telegraph & Telephone Corp.	36,700	835,595
NTT DoCoMo, Inc.	29,700	829,744
Obayashi Corp.	55,800	546,331
ORIX Corp.	23,400	292,072
Sekisui Chemical Co., Ltd.	16,000	256,357
Sekisui House, Ltd.	8,400	166,231
Seven & i Holdings Co., Ltd. (2)	4,300	139,375
Showa Denko KK	7,200	140,513
Sumitomo Electric Industries, Ltd.	6,200	73,113
Sumitomo Mitsui Financial Group, Inc. (2)	12,800	376,815
Suntory Beverage & Food, Ltd.	7,000	270,311
Taiheiyo Cement Corp.	6,500	165,453
TIS, Inc.	12,200	244,196
USS Co., Ltd.	28,900	488,693
West Japan Railway Co.	6,200	326,112

		9,929,826

Netherlands — 5.5%
AerCap Holdings NV (1)	8,214	242,888
ASM International NV	2,792	420,144
ING Groep NV (1)	54,065	438,984
Koninklijke Ahold Delhaize NV	34,908	1,050,601

		2,152,617

New Zealand — 0.9%
Fisher & Paykel Healthcare Corp., Ltd.	13,985	347,138

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Norway — 1.1%
Telenor ASA	26,019	$423,240

Singapore — 3.6%
DBS Group Holdings, Ltd.	45,200	693,340
Singapore Exchange, Ltd.	40,400	255,664
United Overseas Bank, Ltd.	31,300	449,986

		1,398,990

Spain — 1.9%
Amadeus IT Group SA	3,394	189,996
Endesa SA	9,847	272,974
Industria de Diseno Textil SA	7,467	209,848
Merlin Properties Socimi SA	7,775	69,773

		742,591

Sweden — 1.7%
Boliden AB	5,601	166,998
SKF AB, Class B	24,191	482,712

		649,710

Switzerland — 13.3%
Credit Suisse Group AG	40,803	448,406
Nestle SA	8,078	970,129
Novartis AG	11,584	1,000,072
Roche Holding AG	3,842	1,341,799
Sonova Holding AG (1)	2,677	625,162
TE Connectivity, Ltd.	8,420	813,372

		5,198,940

United Kingdom — 9.4%
AstraZeneca PLC	2,638	294,097
Avast PLC (5)	81,542	584,247
Diageo PLC	4,860	163,032
Dialog Semiconductor PLC (1)	6,579	284,915
GlaxoSmithKline PLC	50,662	996,874
Legal & General Group PLC	62,862	182,599
Persimmon PLC	5,257	184,115
Tate & Lyle PLC	27,425	249,950
Unilever PLC	8,139	485,240
United Utilities Group PLC	22,921	254,677

		3,679,746

Total Common Stocks (identified cost $33,520,676)		37,831,969

Short-Term Investments — 3.6%

Collateral Investment for Securities on Loan — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (3)(4)	532,390	532,390

Mutual Funds — 2.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	885,091	885,003

Total Short-Term Investments (identified cost $1,417,570)		1,417,393

Total Investments — 100.5% (identified cost $34,938,246)		39,249,362
Other Assets and Liabilities — (0.5)%		(210,763)

Total Net Assets — 100.0%		$39,038,599

Industry	Value	% of Total Net Assets
Airlines	$358,147	0.9%
Auto Manufacturers	556,347	1.4
Auto Parts & Equipment	73,113	0.2
Banks	3,174,304	8.0
Beverages	800,417	2.0
Biotechnology	632,840	1.6
Building Materials	988,590	2.5
Chemicals	270,887	0.7
Commercial Services	189,996	0.5
Computers	1,053,982	2.7
Cosmetics/Personal Care	485,240	1.2
Diversified Financial Services	860,412	2.2
Electric	2,406,262	6.1
Electrical Components & Equipment	190,554	0.5
Electronics	813,372	2.1
Engineering & Construction	1,489,958	3.9
Food	2,869,178	7.3
Forest Products & Paper	555,548	1.4
Healthcare-Products	1,561,541	4.0
Healthcare-Services	237,304	0.6
Home Builders	606,703	1.6
Home Furnishings	71,744	0.2
Insurance	1,083,292	2.8
Machinery-Construction & Mining	866,544	2.2
Machinery-Diversified	107,629	0.3
Metal Fabricate/Hardware	482,712	1.3
Mining	2,235,016	5.8
Oil & Gas	718,003	1.8
Pharmaceuticals	4,545,653	11.8
Real Estate	1,549,037	4.0
Real Estate Investment Trusts	69,773	0.2
Retail	1,211,408	3.2
Semiconductors	1,002,039	2.6
Software	244,196	0.6
Telecommunications	2,646,551	6.7
Transportation	326,112	0.8
Trucking & Leasing	242,888	0.6
Water	254,677	0.6

Total Common Stocks	37,831,969	96.9
Collateral Investment for Securities on Loan	532,390	1.3
Mutual Funds	885,003	2.3

Total Investments	39,249,362	100.5
Other Assets and Liabilities	(210,763)	(0.5)

Net Assets	$39,038,599	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 92.7%

Australia — 11.3%
Brambles, Ltd.	1,846,257	$15,101,332
Computershare, Ltd. (2)	1,212,171	11,881,750
Newcrest Mining, Ltd.	251,437	5,926,899
QBE Insurance Group, Ltd.	1,402,107	10,972,058
Rio Tinto, Ltd.	93,503	6,758,389
Woodside Petroleum, Ltd.	809,796	11,694,452
Woolworths Group, Ltd.	542,936	15,965,644

		78,300,524

Finland — 3.0%
Kone OYJ, Class B	123,122	10,555,283
Sampo OYJ, A Shares	249,923	10,059,826

		20,615,109

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

France — 7.3%
Air Liquide SA	78,681	$13,055,959
Bureau Veritas SA (1)	412,922	9,359,986
Legrand SA	91,430	7,626,650
Rubis SCA	166,007	7,840,975
Sanofi	128,531	13,017,572

		50,901,142

Germany — 7.4%
Brenntag AG	183,987	11,518,166
Deutsche Post AG	240,450	10,938,193
Fielmann AG (1)	108,564	7,896,369
GEA Group AG	214,589	7,825,799
SAP SE	81,898	13,491,062

		51,669,589

Hong Kong — 4.2%
AIA Group, Ltd.	712,800	7,339,351
China Mobile, Ltd.	1,267,500	8,855,917
Power Assets Holdings, Ltd.	1,217,569	6,975,312
VTech Holdings, Ltd.	1,073,100	6,258,435

		29,429,015

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	14,525,200	3,501,010
Telekomunikasi Indonesia Persero Tbk PT	15,651,400	3,073,854

		6,574,864

Japan — 13.0%
ABC-Mart, Inc.	171,400	9,029,996
Japan Tobacco, Inc.	1,134,568	21,236,662
KDDI Corp.	476,800	13,856,304
Mitsubishi Electric Corp.	1,070,800	14,790,921
Nabtesco Corp.	181,100	5,736,586
Nihon Kohden Corp.	338,500	11,585,351
Sumitomo Rubber Industries, Ltd.	964,000	9,292,772
Toyota Tsusho Corp.	162,500	4,740,830

		90,269,422

Malaysia — 2.5%
Axiata Group Bhd	7,240,267	5,231,834
Malayan Banking Bhd	6,750,277	11,878,413

		17,110,247

Netherlands — 3.4%
Koninklijke Vopak NV	178,849	9,822,025
Unilever NV	235,740	13,646,851

		23,468,876

Norway — 1.8%
Telenor ASA	787,898	12,816,409

Singapore — 4.7%
ComfortDelGro Corp., Ltd.	8,450,900	9,192,850
Singapore Technologies Engineering, Ltd.	1,903,500	4,756,826
Singapore Telecommunications, Ltd.	5,555,200	9,391,026
United Overseas Bank, Ltd.	662,202	9,520,173

		32,860,875

Sweden — 1.4%
Assa Abloy AB, Class B	129,878	3,003,029
Atlas Copco AB, A Shares (2)	64,330	2,974,123
Essity AB, Class B (1)	117,155	4,030,767

		10,007,919

Description	Shares	Value
Common Stocks (continued)

Switzerland — 11.0%
Geberit AG	6,636	$3,821,784
Givaudan SA	1,048	4,393,960
Nestle SA	160,136	19,231,555
Novartis AG	183,406	15,833,845
Roche Holding AG	48,734	17,020,105
Schindler Holding AG	14,958	3,989,572
SGS SA	1,599	4,135,695
Zurich Insurance Group AG	21,862	8,077,779

		76,504,295

Taiwan — 3.8%
Advantech Co., Ltd.	564,359	5,837,567
Chunghwa Telecom Co., Ltd.	2,353,000	8,701,004
Merida Industry Co., Ltd.	149,000	1,244,142
Taiwan Semiconductor Manufacturing Co., Ltd.	725,000	10,538,401

		26,321,114

United Kingdom — 16.9%
BP PLC	2,091,990	7,388,268
British American Tobacco PLC	352,952	11,948,553
Bunzl PLC	238,511	7,722,053
GlaxoSmithKline PLC	659,447	12,975,913
IMI PLC	465,431	6,563,840
Imperial Brands PLC	492,171	8,243,608
Legal & General Group PLC	4,844,768	14,072,878
National Grid PLC	1,089,063	12,275,348
Reckitt Benckiser Group PLC	104,832	10,524,077
Royal Dutch Shell PLC, A Shares	541,097	8,058,563
Royal Dutch Shell PLC, B Shares	506,099	7,191,491
Vodafone Group PLC	6,823,203	10,164,350

		117,128,942

Total Common Stocks (identified cost $578,880,258)		643,978,342

Preferred Stocks — 1.7%

Germany — 1.7%
Fuchs Petrolub SE	255,305	12,070,957

Total Preferred Stocks (identified cost $9,273,334)		12,070,957

Short-Term Investments — 7.0%

Collateral Investment for Securities on Loan — 2.6%

BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (3)(4)	17,734,286	17,734,286

Mutual Funds — 4.4%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	30,798,044	30,794,964

Total Short-Term Investments (identified cost $48,527,639)		48,529,250

Total Investments — 101.4% (identified cost $636,681,231)		704,578,549
Other Assets and Liabilities — (1.4)%		(9,591,209)

Total Net Assets — 100.0%		$694,987,340

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Industry	Value	% of Total Net Assets
Agriculture	$41,428,823	6.0%
Auto Parts & Equipment	9,292,772	1.3
Banks	24,899,596	3.6
Building Materials	3,821,784	0.5
Chemicals	28,968,085	4.2
Commercial Services	28,597,013	4.1
Computers	17,719,317	2.5
Cosmetics/Personal Care	17,677,618	2.6
Distribution/Wholesale	12,462,883	1.8
Electric	6,975,312	1.0
Electrical Components & Equipment	7,626,650	1.1
Electronics	3,003,029	0.4
Engineering & Construction	4,756,826	0.7
Food	35,197,199	5.1
Gas	20,116,323	2.9
Hand/Machine Tools	3,989,572	0.6
Healthcare-Products	11,585,351	1.7
Home Furnishings	6,258,435	0.9
Household Products/Wares	10,524,077	1.5
Insurance	50,521,892	7.3
Leisure Time	1,244,142	0.2
Machinery-Construction & Mining	17,765,044	2.5
Machinery-Diversified	24,117,668	3.4
Mining	12,685,288	1.8
Miscellaneous Manufacturing	6,563,840	0.9
Oil & Gas	34,332,774	5.0
Pharmaceuticals	58,847,435	8.5
Pipelines	9,822,025	1.4
Retail	16,926,365	2.4
Semiconductors	10,538,401	1.5
Software	13,491,062	1.9
Telecommunications	72,090,698	10.5
Transportation	20,131,043	2.9

Total Common Stocks	643,978,342	92.7
Preferred Stocks	12,070,957	1.7
Collateral Investment for Securities on Loan	17,734,286	2.6
Mutual Funds	30,794,964	4.4

Total Investments	704,578,549	101.4
Other Assets and Liabilities	(9,591,209)	(1.4)

Net Assets	$694,987,340	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 93.6%

Brazil — 2.4%
Raia Drogasil SA	315,400	$6,206,100

Cayman Islands — 4.4%
Tencent Holdings, Ltd.	165,500	11,328,450

China — 12.8%
ANTA Sports Products, Ltd.	841,000	8,306,695
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,149,852	13,153,527
Sinopharm Group Co., Ltd., Class H	1,017,600	2,505,201
Tingyi Cayman Islands Holding Corp.	2,618,000	4,918,335
Zhejiang Supor Co., Ltd., Class A	364,200	4,502,823

		33,386,581

Description	Shares	Value
Common Stocks (continued)

Egypt — 1.6%
Commercial International Bank Egypt SAE, GDR	962,627	$4,110,417

Hong Kong — 9.0%
AIA Group, Ltd.	986,200	10,154,417
Hong Kong Exchanges & Clearing, Ltd.	207,000	10,448,556
Vitasoy International Holdings, Ltd.	780,000	2,777,735

		23,380,708

India — 22.2%
Colgate-Palmolive India, Ltd.	421,044	7,793,096
HDFC Bank, Ltd.	921,137	13,911,381
Infosys, Ltd.	668,044	8,346,976
Marico, Ltd.	550,240	2,752,789
Maruti Suzuki India, Ltd.	52,413	4,853,013
Nestle India, Ltd.	17,624	3,829,717
Reliance Industries, Ltd.	219,426	6,170,728
Tata Consultancy Services, Ltd.	325,745	9,939,299

		57,596,999

Indonesia — 3.7%
Bank Mandiri Persero Tbk PT	23,843,308	9,741,987

Jersey — 3.0%
Wizz Air Holdings PLC (1)(5)	147,836	7,683,457

Mexico — 3.8%
Wal-Mart de Mexico SAB de C.V.	4,120,089	9,866,222

Netherlands — 2.6%
Prosus NV (1)	66,655	6,668,865

Nigeria — 1.2%
Guaranty Trust Bank PLC	48,352,103	3,198,388

Portugal — 1.8%
Jeronimo Martins SGPS SA	292,644	4,803,614

Russia — 5.1%
Magnit PJSC, GDR	369,885	5,426,213
Moscow Exchange MICEX-RTS PJSC	4,229,600	7,814,246

		13,240,459

South Africa — 6.0%
Clicks Group, Ltd.	573,712	7,784,308
Discovery, Ltd.	1,085,987	7,753,824

		15,538,132

Taiwan — 6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,155,000	16,788,763

United Kingdom — 2.6%
Unilever PLC	115,632	6,893,870

United States — 2.2%
Western Union Co.	237,525	5,603,215

Vietnam — 2.7%
Vietnam Dairy Products JSC	1,368,611	7,145,714

Total Common Stocks (identified cost $197,055,278)		243,181,941

Common Stock Units — 2.2%

Mexico — 2.2%
Fomento Economico Mexicano SAB de C.V.,	971,600	5,650,572

Total Common Stock Units (identified cost $8,477,861)		5,650,572

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Description	Shares	Value
Short-Term Investments — 2.3%

Mutual Funds — 2.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	5,951,160	$5,950,565

Total Short-Term Investments (identified cost $5,951,755)		5,950,565

Total Investments — 98.1% (identified cost $211,484,894)		254,783,078
Other Assets and Liabilities — 1.9%		4,908,778

Total Net Assets — 100.0%		$259,691,856

Industry	Value	% of Total Net Assets
Airlines	$7,683,457	3.0%
Auto Manufacturers	4,853,013	1.9
Banks	30,962,173	11.8
Beverages	2,777,735	1.1
Computers	18,286,275	7.0
Cosmetics/Personal Care	14,686,966	5.6
Diversified Financial Services	23,866,017	9.2
Food	42,029,909	16.2
Housewares	4,502,823	1.7
Insurance	17,908,241	6.9
Internet	17,997,315	7.0
Oil & Gas	6,170,728	2.4
Pharmaceuticals	2,505,201	0.9
Retail	32,163,325	12.4
Semiconductors	16,788,763	6.5

Total Common Stocks	243,181,941	93.6
Common Stock Units	5,650,572	2.2
Mutual Funds	5,950,565	2.3

Total Investments	254,783,078	98.1
Other Assets and Liabilities	4,908,778	1.9

Net Assets	$259,691,856	100.0%

Ultra Short Tax–Free Fund*

Description	Principal Amount	Value
Municipals — 94.4%

Alabama — 2.0%
Black Belt Energy Gas District, 1.015%, (LIBOR 1 Month), 12/01/2048, Call 9/1/2023 (6)	$4,500,000	$4,483,260
Other Securities	5,950,000	6,159,127

		10,642,387

Arizona — 1.0%
Other Securities	5,175,000	5,181,165

California — 3.4%
California Pollution Control Financing Authority, 0.600%, 8/01/2040	3,700,000	3,691,897
Tender Option Bond Trust Receipts/Certificates
0.190%, 11/15/2049, Call 11/15/2026 (5)(6)	3,750,000	3,750,000
0.240%, 12/01/2030 (5)(6)	3,855,000	3,855,000

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Other Securities	$7,050,000	$7,083,470

		18,380,367

Colorado — 1.7%
Tender Option Bond Trust Receipts/Certificates, 0.530%, 2/01/2021 (5)(6)	5,000,000	5,000,000
Other Securities	4,010,000	4,066,998

		9,066,998

Connecticut — 1.4%
Town of Windham, 3.000%, 10/01/2020	4,000,000	4,007,480
Other Securities	3,035,000	3,292,944

		7,300,424

District of Columbia — 0.5%
Other Securities	2,860,000	2,866,047

Florida — 6.5%
County of Escambia, 0.220%, 4/01/2039, Call 8/31/2020 (6)	5,900,000	5,900,000
Florida Development Finance Corp., 0.550%, 1/01/2049, Call 10/1/2020 (6)	10,000,000	9,999,600
Tender Option Bond Trust Receipts/Certificates, 0.390%, 4/01/2053, Call 4/1/2028 (5)(6)	8,000,000	8,000,000
Other Securities	10,815,000	10,835,734

		34,735,334

Georgia — 4.7%
Burke County Development Authority, 2.250%, 10/01/2032 (6)	4,000,000	4,119,520
Main Street Natural Gas, Inc.
0.730%, (SIFMA Municipal Swap Index Yield), 8/01/2048, Call 9/1/2023 (6)	5,000,000	4,990,200
0.865%, (LIBOR 1 Month), 4/01/2048, Call 6/1/2023 (6)	5,000,000	4,994,250
Other Securities	10,805,000	10,989,873

		25,093,843

Idaho — 0.8%
Idaho Housing & Finance Association, 0.280%, 1/01/2038, Call 9/1/2020 (6)	4,490,000	4,490,000
Other Securities

Illinois — 10.1%
Chicago Park District, 5.000%, 1/01/2023	4,780,000	5,152,219
Illinois Development Finance Authority, 1.600%, 11/01/2044, Call 10/1/2020 (6)	5,000,000	5,008,800
State of Illinois
5.000%, 11/01/2021	7,000,000	7,259,980
5.000%, 2/01/2022	6,040,000	6,328,470
Other Securities	29,455,000	30,445,533

		54,195,002

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax–Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Indiana — 3.4%
Indianapolis Local Public Improvement Bond Bank, 1.450%, 6/01/2021, Call 10/1/2020	$3,750,000	$3,750,150
Other Securities	14,055,000	14,276,884

		18,027,034

Iowa — 1.9%
Iowa Finance Authority, 0.735%, (SIFMA Municipal Swap Index Yield), 2/15/2035, Call 3/20/2021 (5)(6)	3,995,000	3,968,313
Other Securities	6,000,000	6,082,470

		10,050,783

Kansas — 1.5%
Other Securities	7,835,000	7,855,343

Kentucky — 7.8%
County of Carroll, 1.200%, 10/01/2034 (6)	5,000,000	5,000,550
Kentucky Economic Development Finance Authority, 0.250%, 5/01/2034, Call 8/31/2020	9,735,000	9,735,000
Kentucky Public Energy Authority, 1.235%, (LIBOR 1 Month), 12/01/2049, Call 3/1/2025 (6)	5,000,000	5,009,850
Kentucky Rural Water Finance Corp.
1.250%, 2/01/2022, Call 2/1/2021	6,770,000	6,783,405
1.450%, 6/01/2021, Call 12/1/2020	5,500,000	5,514,630
Other Securities	9,560,000	9,634,768

		41,678,203

Louisiana — 1.2%
Louisiana Public Facilities Authority, 0.810%, (SIFMA Municipal Swap Index Yield), 9/01/2057, Call 3/1/2023 (6)	5,000,000	4,960,600
Other Securities	1,400,000	1,447,264

		6,407,864

Maryland — 0.8%
Maryland Economic Development Corp., 1.700%, 9/01/2022	4,000,000	4,087,240
Other Securities

Massachusetts — 0.1%
Other Securities	550,000	562,788

Michigan — 3.0%
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 0.190%, 5/01/2028 (5)(6)	11,335,000	11,335,000
Other Securities	4,475,000	4,671,681

		16,006,681

Mississippi — 2.2%
Other Securities	11,085,000	11,794,556

Description	Principal Amount	Value
Municipals (continued)

Missouri — 1.3%
Other Securities	$7,040,000	$7,070,318

Nebraska — 0.4%
Other Securities	2,000,000	2,100,850

New Jersey — 1.6%
Other Securities	8,530,000	8,804,843

New Mexico — 0.6%
Other Securities	3,275,000	3,226,590

New York — 9.1%
County of Suffolk, 2.000%, 9/25/2020	4,000,000	4,003,000
Hempstead Union Free School District, SAW, 1.500%, 6/30/2021	4,000,000	4,022,440
Long Island Power Authority, 0.870%, (LIBOR 1 Month), 5/01/2033, Call 10/1/2022 (6)	4,000,000	3,988,280
Metropolitan Transportation Authority, 5.000%, 9/01/2022	6,000,000	6,266,160
Tender Option Bond Trust Receipts/Certificates, 0.240%, 8/01/2021 (5)(6)	5,335,000	5,335,000
Triborough Bridge & Tunnel Authority, 0.815%, (LIBOR 1 Month), 1/01/2032 (6)	4,845,000	4,848,052
Other Securities	20,415,000	20,587,705

		49,050,637

North Dakota — 0.1%
Other Security	750,000	777,495

Ohio — 3.2%
Port of Greater Cincinnati Development Authority, 3.000%, 5/01/2023, Call 5/1/2022	6,000,000	6,013,080
Other Securities	10,965,000	11,280,680

		17,293,760

Oklahoma — 1.4%
Oklahoma Development Finance Authority, 1.625%, 7/06/2023, Call 6/30/2022	4,400,000	4,393,400
Other Securities	2,900,000	2,926,898

		7,320,298

Pennsylvania — 5.3%
Pennsylvania Economic Development Financing Authority, 1.700%, 8/01/2037 (6)	5,000,000	5,004,100
Tender Option Bond Trust Receipts/Certificates, 0.420%, 12/01/2024 (5)(6)	6,910,000	6,910,000
Other Securities	16,685,000	16,798,938

		28,713,038

South Carolina — 1.4%
Patriots Energy Group Financing Agency, 0.975%, (LIBOR 1 Month), 10/01/2048, Call 11/1/2023 (6)	6,000,000	6,006,960
Other Security	1,500,000	1,500,000

		7,506,960

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Ultra Short Tax–Free Fund* (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Tennessee — 1.1%
Tennessee Energy Acquisition Corp., 5.250%, 9/01/2020	$4,720,000	$4,720,000
Other Security	1,195,000	1,195,000

		5,915,000

Texas — 3.8%
Mission Economic Development Corp., 1.500%, 5/01/2050 (6)	10,000,000	9,999,300
Other Securities	10,600,000	10,675,306

		20,674,606

Virginia — 2.1%
Hampton Redevelopment & Housing Authority, 1.460%, 12/01/2022, Call 12/1/2021 (6)	4,000,000	4,050,520
Westmoreland County Industrial Development Authority, 2.000%, 6/01/2022, Call 12/1/2021	4,300,000	4,393,654
Other Securities	2,900,000	2,901,894

		11,346,068

Washington — 1.8%
Tender Option Bond Trust Receipts/Certificates, 0.560%, 7/01/2026 (5)(6)	7,500,000	7,500,000
Other Securities	2,345,000	2,363,344

		9,863,344

West Virginia — 2.8%
County of Harrison, 3.000%, 10/15/2037 (6)	5,000,000	5,110,850
West Virginia Hospital Finance Authority, 0.560%, 6/01/2033, Call 9/1/2020 (6)	8,495,000	8,495,000
Other Securities	1,360,000	1,389,765

		14,995,615

Wisconsin — 4.4%
Wisconsin Health & Educational Facilities Authority, 0.750%, 2/15/2053, Call 9/1/2020 (6)	12,750,000	12,750,000
Other Securities	10,800,000	10,912,060

		23,662,060

Total Municipals (identified cost $504,771,865)		506,743,541

Mutual Funds — 3.8%
Nuveen New York AMT-Free Municipal Credit Income Fund
0.920%, Call 8/31/2020	40,000	4,000,000
0.920%, 3/01/2029	11,320,000	11,320,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 0.920%	5,000,000	5,000,000

Total Mutual Funds (identified cost $20,320,000)		20,320,000

Description	Principal Amount	Value
Short-Term Investments — 1.3%

Repurchase Agreements — 1.3%
Agreement with Fixed Income Clearing Corp., 0.080%, dated 8/31/2020, to be repurchased at $6,725,364 on 9/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 8/31/2022, with a fair value of $6,859,927	$6,725,349	$6,725,349

Total Short-Term Investments (identified cost $6,725,349)		6,725,349

Total Investments — 99.5% (identified cost $531,817,214)		533,788,890
Other Assets — 0.5%		2,814,144

Net Assets — 100.0%		$536,603,034

Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 99.3%

Alabama — 3.5%
Black Belt Energy Gas District
4.000%, 6/01/2023	$1,000,000	$1,091,750
4.000%, 7/01/2046, Call 3/1/2021 (6)	1,000,000	1,023,250
Other Securities	2,275,000	2,368,780

		4,483,780

Alaska — 1.6%
Alaska Housing Finance Corp., 3.250%, 12/01/2044, Call 6/1/2029	1,000,000	1,106,970
Alaska Industrial Development & Export Authority, 3.500%, 12/01/2020, Call 10/1/2020	1,000,000	1,002,700

		2,109,670

Arizona — 0.3%
Other Securities	435,000	440,725

Arkansas — 0.2%
Other Security	245,000	247,886

California — 5.9%
California Municipal Finance Authority, 5.000%, 2/01/2022	1,000,000	1,059,650
Golden State Tobacco Securitization Corp., 5.000%, 6/01/2022	1,000,000	1,077,810
Tender Option Bond Trust Receipts/Certificates, 0.240%, 12/01/2030	1,500,000	1,500,000
Other Securities	3,660,000	3,848,924

		7,486,384

Colorado — 3.3%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/01/2021	1,000,000	1,032,550
Colorado Health Facilities Authority, 5.000%, 8/01/2049, Call 2/1/2025 (6)	1,000,000	1,154,060

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Other Securities	$1,950,000	$2,011,380

		4,197,990

Connecticut — 2.2%
City of New Haven, AGM, 5.000%, 8/01/2024	1,000,000	1,146,430
State of Connecticut, 5.000%, 4/15/2023	1,000,000	1,122,480
Other Security	500,000	512,745

		2,781,655

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, 5.000%, 10/01/2024	1,000,000	1,169,990

Florida — 6.3%
City of Atlantic Beach, 3.250%, 11/15/2024, Call 11/15/2020	1,155,000	1,157,183
County of Okeechobee, 1.550%, 7/01/2039 (6)	1,000,000	1,010,110
JEA Water & Sewer System Revenue, 0.030%, 10/01/2038, Call 8/31/2020	1,300,000	1,300,000
JPMorgan Chase Putters/Drivers Trust, 0.420%, 2/16/2022, Call 8/18/2021 (5)(6)	1,000,000	1,000,000
Other Securities	3,460,000	3,534,002

		8,001,295

Georgia — 6.8%
Burke County Development Authority, 2.925%, 11/01/2048 (6)	1,250,000	1,333,200
Main Street Natural Gas, Inc.
0.865%, (LIBOR 1 Month), 4/01/2048, Call 6/1/2023 (6)	1,500,000	1,498,275
5.000%, 5/15/2024	1,250,000	1,418,812
Other Securities	4,275,000	4,434,183

		8,684,470

Guam — 0.4%
Other Security	500,000	533,355

Illinois — 17.4%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/01/2023	1,000,000	1,092,810
City of Chicago Waterworks Revenue, 5.000%, 11/01/2021	1,445,000	1,518,276
Illinois Finance Authority, 1.470%, (LIBOR 1 Month), 5/01/2036, Call 11/1/2020 (6)	1,000,000	1,000,290
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/01/2023	1,000,000	1,106,780
Railsplitter Tobacco Settlement Authority, 5.000%, 6/01/2023	1,165,000	1,302,552
Sales Tax Securitization Corp., 5.000%, 1/01/2023	1,000,000	1,084,100
State of Illinois, 5.000%, 11/01/2022	2,000,000	2,107,220
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,063,040

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Other Securities	$11,250,000	$11,965,560

		22,240,628

Indiana — 1.7%
City of Whiting, 5.000%, 12/01/2044 (6)	1,000,000	1,226,410
Other Securities	900,000	911,305

		2,137,715

Iowa — 0.4%
Other Security	500,000	511,155

Kansas — 0.6%
Other Securities	795,000	796,560

Kentucky — 3.0%
City of Berea, 0.160%, 6/01/2032, Call 9/1/2020 (6)	1,000,000	1,000,000
Kentucky Public Energy Authority, 1.235%, (LIBOR 1 Month), 12/01/2049, Call 3/1/2025 (6)	1,000,000	1,001,970
Other Securities	1,750,000	1,881,512

		3,883,482

Louisiana — 0.3%
Other Securities	405,000	409,692

Maryland — 0.4%
Other Securities	505,000	520,567

Massachusetts — 2.6%
Commonwealth of Massachusetts, 1.700%, 8/01/2043 (6)	1,000,000	1,025,530
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/01/2039, Call 1/1/2023 (6)	1,200,000	1,323,996
Other Securities	855,000	921,461

		3,270,987

Michigan — 2.0%
Michigan Finance Authority, 3.500%, 11/15/2044 (6)	1,000,000	1,060,440
Other Securities	1,420,000	1,514,722

		2,575,162

Mississippi — 2.5%
Mississippi Business Finance Corp., 2.200%, 3/01/2027 (6)	1,250,000	1,288,737
Other Securities	1,750,000	1,874,268

		3,163,005

Missouri — 0.9%
Other Securities	1,100,000	1,110,081

Nebraska — 0.9%
Central Plains Energy Project, 5.000%, 3/01/2050, Call 10/1/2023 (6)	1,000,000	1,129,950
Other Securities

Nevada — 1.6%
City of North Las Vegas NV, AGM, 5.000%, 6/01/2023	1,000,000	1,117,490
Other Securities	950,000	985,178

		2,102,668

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

New Jersey — 2.6%
Tobacco Settlement Financing Corp., 5.000%, 6/01/2022	$1,000,000	$1,076,940
Other Securities	2,100,000	2,301,708

		3,378,648

New Mexico — 0.9%
Other Securities	1,200,000	1,165,900

New York — 5.9%
Metropolitan Transportation Authority
5.000%, 9/01/2022	1,000,000	1,044,360
5.000%, 11/15/2048 (6)	1,000,000	1,079,200
TSASC, Inc., 5.000%, 6/01/2021	1,000,000	1,029,760
Other Securities	4,355,000	4,402,789

		7,556,109

North Carolina — 0.7%
Other Securities	950,000	947,014

North Dakota — 0.0%
Other Security	40,000	41,389

Ohio — 4.2%
American Municipal Power, Inc., 2.300%, 2/15/2038, Call 8/15/2021 (6)	1,000,000	1,013,770
Eclipse Funding Trust, 0.190%, 10/01/2040, Call 10/1/2026 (5) (6)	1,500,000	1,500,000
Port of Greater Cincinnati Development Authority, 3.000%, 5/01/2023, Call 5/1/2022	1,000,000	1,002,180
Other Securities	1,775,000	1,831,095

		5,347,045

Oklahoma — 0.5%
Other Security	600,000	599,100

Pennsylvania — 2.9%
Commonwealth Financing Authority, 5.000%, 6/01/2022	1,000,000	1,075,820
Other Securities	2,630,000	2,666,411

		3,742,231

South Carolina — 1.0%
Patriots Energy Group Financing Agency, 0.975%, (LIBOR 1 Month), 10/01/2048, Call 11/1/2023 (6)	1,000,000	1,001,160
Other Security	300,000	300,000

		1,301,160

Tennessee — 2.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/01/2022 (6)	1,000,000	1,005,130
Tennessee Energy Acquisition Corp., 4.000%, 5/01/2048, Call 2/1/2023 (6)	1,000,000	1,080,690
Other Securities	855,000	940,021

		3,025,841

Description	Principal Amount	Value
Municipals (continued)

Texas — 5.1%
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2022	$1,000,000	$1,073,280
Other Securities	5,270,000	5,397,635

		6,470,915

Virginia — 1.7%
Other Securities	2,075,000	2,124,663

Washington — 1.8%
State of Washington, 5.000%, 2/01/2022	1,000,000	1,068,470
Other Securities	1,320,000	1,255,776

		2,324,246

West Virginia — 1.7%
West Virginia Economic Development Authority, 2.550%, 3/01/2040 (6)	1,000,000	1,055,280
Other Securities	1,075,000	1,153,440

		2,208,720

Wisconsin — 2.2%
Other Securities	2,740,000	2,839,701

Total Municipals (identified cost $124,927,263)		127,061,534

Short-Term Investments — 0.7%

Repurchase Agreements — 0.7%
Other Security	902,979	902,979

Total Short-Term Investments (identified cost $902,978)		902,979

Total Investments — 100.0% (identified cost $125,830,241)		127,964,513
Other Assets — (0.0)%		(14,934)

Net Assets — 100.0%		$127,949,579

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 15.2%

Automobiles — 7.7%
AmeriCredit Automobile Receivables Trust:
Class A3, (Series 2018-2), 3.150%, 3/20/2023	$739,866	$748,790
Class A3, (Series 2018-3), 3.380%, 7/18/2023	131,487	133,861
Class C, (Series 2017-1), 2.710%, 8/18/2022	1,000,000	1,009,071
Class C, (Series 2017-3), 2.690%, 6/19/2023	1,755,000	1,786,617
Class D, (Series 2016-1), 3.590%, 2/8/2022	1,609,415	1,610,438
Class D, (Series 2016-3), 2.710%, 9/8/2022	2,000,000	2,023,314
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,500,000	1,537,841
Avis Budget Rental Car Funding AESOP LLC:
Class A, (Series 2015-2A), 2.630%, 12/20/2021 (5)	666,667	668,490

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Class A, (Series 2016-1A), 2.990%, 6/20/2022 (5)	$400,000	$403,432
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	727,138	742,310
Drive Auto Receivables Trust:
Class B, (Series 2020-1), 2.080%, 7/15/2024	1,000,000	1,020,010
Class C, (Series 2018-5), 3.990%, 1/15/2025	988,000	1,016,846
Class C, (Series 2019-4), 2.510%, 11/17/2025	2,000,000	2,041,076
Ford Credit Auto Lease Trust, Class A3, (Series 2020-B), 0.620%, 8/15/2023	1,000,000	1,004,518
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	1,005,485
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	1,275,000	1,324,142
Nissan Auto Receivables Owner Trust, Class A2A, (Series 2018-C), 3.070%, 10/15/2021	76,107	76,220
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	208,884	210,650

		18,363,111

Credit Cards — 0.9%
Synchrony Card Funding LLC, Class A, (Series 2019-A1), 2.950%, 3/15/2025	297,000	307,754
World Financial Network Credit Card Master Trust, Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,828,677

		2,136,431

Other Financial — 6.6%
Ally Master Owner Trust:
Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,533,760
Class A2, (Series 2018-1), 2.700%, 1/17/2023	1,300,000	1,312,613
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	53,434	53,481
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2018-3), 3.520%, 10/15/2023	1,000,000	1,034,479
Class A2, (Series 2019-3), 0.762% (LIBOR 1 Month + 60 basis points), 9/15/2024 (6)	1,300,000	1,307,115
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,008,178
MMAF Equipment Finance LLC, Class A4, (Series 2017-B), 2.410%, 11/15/2024 (5)	2,000,000	2,049,965

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Navistar Financial Dealer Note Master Owner Trust II, Class A, (Series 2019-1), 0.815% (LIBOR 1 Month + 64 basis points), 5/25/2024 (5)(6)	$1,000,000	$999,311
Pawnee Equipment Receivables LLC, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (5)	1,883,866	1,900,279
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	689,521	693,532
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	479,408	481,215
Westgate Resorts, Class B, (Series 2020-1A), 3.963%, 3/20/2034 (5)	1,226,199	1,256,223
Westgate Resorts LLC:
Class B, (Series 2017-1A), 4.050%, 12/20/2030 (5)	1,312,995	1,292,547
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	679,923	671,128

		15,593,826

Total Asset-Backed Securities (identified cost $35,646,807)		36,093,368

Collateralized Mortgage Obligations — 3.8%

Federal Home Loan Mortgage Corporation — 0.7%
2.000%, 1/15/2024, (Series 4295)	267,972	271,214
3.000%, 2/15/2031, (Series 4013)	587,013	608,208
4.000%, 12/15/2038, (Series 3738)	288,273	291,308
4.500%, 8/15/2039, (Series 3778)	362,828	379,430

		1,550,160

Federal National Mortgage Association — 0.2%
3.000%, 8/25/2040, (Series 2015-15)	541,656	550,051

Federal National Mortgage Association — 0.5%
2.500%, 6/25/2029, (Series 2014-34)	609,742	637,728
3.643%, 7/25/2021, (Series 2011-M3)	621,076	624,369

		1,262,097

Private Sponsor — 2.4%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.970%, 5/20/2036 (6)	91,258	88,650
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	186,188	207,846
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	110,380	108,813
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	175,424	125,117
FREMF Mortgage Trust:
Class B, (Series 2013-K26), 3.720%, 12/25/2045 (5)(6)	1,250,000	1,311,069
Class B, (Series 2014-K716), 4.081%, 8/25/2047 (5)(6)	1,500,000	1,523,836
Class C, (Series 2012-K21), 4.068%, 7/25/2045 (5)(6)	1,000,000	1,036,532
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5)(6)	307,542	309,488
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	22,962	22,819

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Class 3A1, (Series 2007-A2), 3.509%, 4/25/2037 (6)	$9,112	$7,729
Class A4, (Series 2019-6), 3.500%, 12/25/2049 (5)(6)	251,800	255,501
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.671%, 11/25/2034 (6)	131,021	130,479
OBX Trust, Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5)(6)	358,884	361,175
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 4.300%, 12/25/2036 (6)	138,566	126,136

		5,615,190

Total Collateralized Mortgage Obligations (identified cost $8,971,600)		8,977,498

Commercial Mortgage Securities — 4.5%

Government National Mortgage Association — 0.8%
1.800%, 7/16/2037, (Series 2013-179)	543,611	546,702
2.100%, 4/16/2050, (Series 2016-92)	755,590	769,398
2.650%, 2/16/2045, (Series 2015-33)	586,011	591,192

		1,907,292

Private Sponsor — 3.7%
Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.047%, 11/15/2052	1,359,388	1,392,998
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	341,590	342,503
GS Mortgage Securities Corp. Trust 2020-DUNE, Class A, (Series 2020-DUNE), 1.262% (LIBOR 1 Month + 110 basis points), 12/15/2036 (5)(6)	2,000,000	1,883,997
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	395,619	396,588
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	580,524	580,906
SLIDE 2018-FUN, Class B, (Series 2018-FUN), 1.412% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5)(6)	948,545	885,317
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	810,094	815,057
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,355,161	1,413,813
WF-RBS Commercial Mortgage Trust, Class A4, (Series 2011-C2), 4.869%, 2/15/2044 (5)(6)	912,708	920,852

		8,632,031

Total Commercial Mortgage Securities (identified cost $10,631,093)		10,539,323

Description	Principal Amount	Value
Corporate Bonds & Notes — 51.3%

Auto Manufacturers — 4.8%
American Honda Finance Corp.:
1.950%, 5/10/2023	$650,000	$674,595
2.900%, 2/16/2024 (2)	1,000,000	1,072,254
3.450%, 7/14/2023 (2)	1,555,000	1,679,205
Ford Motor Credit Co. LLC, 1.576% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	1,000,000	962,962
General Motors Financial Co., Inc.:
1.700%, 8/18/2023 (2)	1,200,000	1,208,213
1.818% (LIBOR 3 Month + 155 basis points), 1/14/2022 (6)	750,000	753,003
2.450%, 11/6/2020	1,000,000	1,002,956
3.450%, 1/14/2022 (2)	750,000	769,602
PACCAR Financial Corp.:
2.650%, 5/10/2022 (2)	600,000	624,100
2.650%, 4/6/2023	675,000	714,137
Toyota Motor Credit Corp.:
0.956% (LIBOR 3 Month + 69 basis points), 1/11/2022 (6)	1,000,000	1,007,513
3.350%, 1/8/2024	850,000	927,129

		11,395,669

Banks — 20.7%
BancorpSouth Bank, 4.125% (LIBOR 3 Month + 247 basis points), 11/20/2029 (2)(6)	1,750,000	1,742,442
Bank of America Corp.:
1.263% (LIBOR 3 Month + 100 basis points), 4/24/2023 (2)(6)	2,000,000	2,020,782
3.499% (LIBOR 3 Month + 63 basis points), 5/17/2022 (2)(6)	1,000,000	1,022,288
Bank of New York Mellon Corp.:
1.600%, 4/24/2025	1,000,000	1,044,487
3.450%, 8/11/2023	1,000,000	1,091,221
Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023 (2)	650,000	711,941
Citigroup, Inc.:
2.350%, 8/2/2021	520,000	529,567
2.700%, 10/27/2022 (2)	1,000,000	1,046,551
1.205% (LIBOR 3 Month + 96 basis points), 4/25/2022 (6)	1,500,000	1,517,190
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,000,000	1,011,014
Fifth Third Bancorp:
1.625%, 5/5/2023 (2)	1,000,000	1,027,248
3.650%, 1/25/2024	1,750,000	1,915,652
First Citizens BancShares, Inc., 3.375% (SOFR + 247 basis points), 3/15/2030 (6)	1,500,000	1,485,563
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,375,000	1,400,713
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021	1,000,000	1,003,939
3.625%, 1/22/2023 (2)	1,650,000	1,771,930
3.625%, 2/20/2024	1,000,000	1,091,789
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (6)	1,000,000	1,023,172
Huntington Bancshares, Inc., 2.300%, 1/14/2022 (2)	1,144,000	1,171,691
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,745,786
JPMorgan Chase & Co., 3.200%, 1/25/2023 (2)	1,000,000	1,066,416

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
KeyBank NA:
3.300%, 2/1/2022 (2)	$1,000,000	$1,041,174
3.375%, 3/7/2023	1,000,000	1,070,729
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	874,471
3.761%, 7/26/2023 (2)	1,000,000	1,090,235
Morgan Stanley:
1.452% (LIBOR 3 Month + 118 basis points), 1/20/2022 (6)	645,000	647,620
2.625%, 11/17/2021	1,250,000	1,283,624
3.125%, 1/23/2023	1,000,000	1,060,751
Peapack-Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (6)	500,000	504,194
PNC Bank NA, 3.500%, 6/8/2023	1,000,000	1,081,157
Royal Bank of Canada, 2.750%, 2/1/2022 (2)	400,000	414,232
State Street Corp., 1.950%, 5/19/2021 (2)	1,000,000	1,012,345
Toronto-Dominion Bank:
2.125%, 4/7/2021	1,000,000	1,011,481
3.250%, 3/11/2024	1,000,000	1,092,326
Truist Bank:
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022 (2)(6)	750,000	770,857
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (2)(6)	700,000	762,932
Truist Financial Corp., 2.200%, 3/16/2023	1,000,000	1,043,170
U.S. Bancorp, 1.450%, 5/12/2025	1,000,000	1,037,780
United Community Banks, Inc., 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (6)	1,000,000	981,328
Wells Fargo & Co.:
1.373% (LIBOR 3 Month + 111 basis points), 1/24/2023 (6)	1,000,000	1,008,947
2.625%, 7/22/2022 (2)	1,500,000	1,561,088
West Loop BC, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (6)	2,000,000	2,061,742
Westpac Banking Corp.:
2.500%, 6/28/2022 (2)	500,000	520,480
2.800%, 1/11/2022 (2)	500,000	518,073

		48,892,118

Beverages — 0.5%
Coca-Cola Co., 3.200%, 11/1/2023 (2)	1,000,000	1,090,910

Computers — 2.3%
Apple, Inc.:
0.750%, 5/11/2023 (2)	1,250,000	1,266,845
1.700%, 9/11/2022 (2)	725,000	746,915
2.400%, 5/3/2023 (2)	1,500,000	1,584,138
Dell International LLC, 4.420%, 6/15/2021 (5)	719,000	737,666
International Business Machines Corp., 3.375%, 8/1/2023	1,000,000	1,086,485

		5,422,049

Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (2)	1,300,000	1,358,592

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Cosmetics/Personal Care (continued)
Procter & Gamble Co., 2.150%, 8/11/2022	$775,000	$804,233

		2,162,825

Diversified Financial Services — 2.0%
American Express Co.:
3.400%, 2/22/2024 (2)	1,000,000	1,096,540
3.700%, 8/3/2023 (2)	1,500,000	1,634,741
American Express Credit Corp., 2.700%, 3/3/2022 (2)	1,000,000	1,033,845
Capital One Financial Corp.:
3.050%, 3/9/2022	500,000	518,515
3.200%, 1/30/2023 (2)	500,000	528,400

		4,812,041

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., 3.150%, 4/1/2024	650,000	705,859

Healthcare-Services — 0.7%
UnitedHealth Group, Inc., 2.875%, 3/15/2023 (2)	1,500,000	1,596,379

Insurance — 0.3%
Aon Corp., 2.200%, 11/15/2022	650,000	675,204

Internet — 0.6%
Amazon.com, Inc., 0.800%, 6/3/2025	1,500,000	1,521,503

Machinery-Construction & Mining — 1.3%
Caterpillar Financial Services Corp.:
0.650%, 7/7/2023	1,250,000	1,259,267
1.950%, 11/18/2022 (2)	775,000	801,960
3.450%, 5/15/2023	1,000,000	1,082,363

		3,143,590

Machinery-Diversified — 1.3%
John Deere Capital Corp.:
2.800%, 1/27/2023	1,250,000	1,321,934
2.800%, 3/6/2023	750,000	797,689
3.200%, 1/10/2022	1,000,000	1,040,349

		3,159,972

Media — 1.4%
Comcast Corp.:
2.750%, 3/1/2023 (2)	1,000,000	1,058,118
3.700%, 4/15/2024	1,000,000	1,111,140
Walt Disney Co., 1.650%, 9/1/2022 (2)	1,000,000	1,025,493

		3,194,751

Oil & Gas — 4.3%
BP Capital Markets PLC, 2.500%, 11/6/2022 (2)	1,250,000	1,305,088
Chevron Corp.:
1.141%, 5/11/2023	1,000,000	1,021,435
1.554%, 5/11/2025 (2)	1,000,000	1,041,957
Chevron USA, Inc., 1.018%, 8/12/2027	425,000	424,665
Equinor ASA, 2.450%, 1/17/2023	1,000,000	1,048,488
Exxon Mobil Corp.:
2.019%, 8/16/2024	1,000,000	1,060,104
2.397%, 3/6/2022 (2)	850,000	875,351
Phillips 66:
0.834% (LIBOR 3 Month + 60 basis points), 2/26/2021 (6)	1,200,000	1,199,322
3.700%, 4/6/2023	1,000,000	1,077,212

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Shell International Finance BV, 3.500%, 11/13/2023	$1,000,000	$1,095,657

		10,149,279

Pharmaceuticals — 1.4%
AbbVie, Inc., 3.750%, 11/14/2023 (2)	500,000	548,649
CVS Health Corp.:
3.350%, 3/9/2021	1,000,000	1,015,650
3.700%, 3/9/2023 (2)	1,000,000	1,077,039
Johnson & Johnson, 2.625%, 1/15/2025	700,000	763,279

		3,404,617

Pipelines — 1.3%
Energy Transfer Operating LP, 3.600%, 2/1/2023	1,000,000	1,035,928
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023 (2)	1,903,000	2,044,209

		3,080,137

Retail — 1.6%
McDonald’s Corp., 3.350%, 4/1/2023	1,000,000	1,071,888
Walmart, Inc.:
3.300%, 4/22/2024	1,500,000	1,641,384
3.400%, 6/26/2023 (2)	1,000,000	1,084,595

		3,797,867

Savings & Loans — 0.9%
New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (2)(6)	1,000,000	1,022,797
Sterling Bancorp, 4.000% (SOFR + 253 basis points), 12/30/2029 (6)	1,000,000	975,811

		1,998,608

Software — 2.0%
Microsoft Corp., 2.875%, 2/6/2024 (2)	1,500,000	1,620,174
Oracle Corp.:
1.900%, 9/15/2021	525,000	533,379
2.400%, 9/15/2023	1,500,000	1,585,913
2.500%, 5/15/2022	1,000,000	1,034,066

		4,773,532

Telecommunications — 1.6%
AT&T, Inc., 3.900%, 3/11/2024	1,000,000	1,106,916
Verizon Communications, Inc.:
1.321% (LIBOR 3 Month + 100 basis points), 3/16/2022 (6)	750,000	760,973
4.150%, 3/15/2024	1,250,000	1,396,932
5.150%, 9/15/2023	500,000	569,136

		3,833,957

Transportation — 1.1%
Union Pacific Corp.:
2.950%, 3/1/2022	1,000,000	1,039,908
3.500%, 6/8/2023	1,500,000	1,624,842

		2,664,750

Total Corporate Bonds & Notes (identified cost $117,576,138)		121,475,617

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 17.7%

Federal Farm Credit Bank — 0.8%
1.480%, 3/10/2026	$2,000,000	$2,002,050

Federal Home Loan Mortgage Corporation — 0.4%
2.375%, 2/16/2021	1,000,000	1,010,267

Federal National Mortgage Association — 1.3%
0.625%, 4/22/2025	2,000,000	2,019,053
2.500%, 4/13/2021	1,000,000	1,014,548

		3,033,601

Sovereign — 2.9%
0.250%, 6/26/2023	1,250,000	1,250,311
0.250%, 8/24/2023	1,125,000	1,125,114
0.420%, 7/27/2023	1,550,000	1,549,845
0.500%, 6/17/2025	1,000,000	1,003,354
0.800%, 6/2/2025	2,000,000	2,000,020

		6,928,644

U.S. Treasury Bonds & Notes — 12.3%
1.500%, 2/28/2023	2,500,000	2,584,961
1.500%, 9/30/2024	2,500,000	2,631,396
1.625%, 4/30/2023	2,000,000	2,078,984
1.750%, 7/31/2024	2,000,000	2,120,977
1.875%, 4/30/2022	2,000,000	2,057,656
2.000%, 5/31/2021	1,500,000	1,520,504
2.000%, 11/30/2022	1,000,000	1,041,836
2.125%, 12/31/2022	2,000,000	2,092,422
2.125%, 2/29/2024	1,000,000	1,068,008
2.250%, 1/31/2024	1,000,000	1,070,859
2.375%, 4/15/2021	2,000,000	2,027,626
2.625%, 7/15/2021	1,000,000	1,021,456
2.750%, 8/15/2021	2,000,000	2,049,413
2.750%, 7/31/2023	2,000,000	2,151,562
2.750%, 8/31/2023	1,750,000	1,886,172
2.750%, 11/15/2023	1,500,000	1,624,219

		29,028,051

Total U.S. Government & U.S. Government Agency Obligations (identified cost $40,934,531)		42,002,613

U.S. Government Agency-Mortgage Securities — 2.2%

Federal Home Loan Mortgage Corporation — 0.9%
3.000%, 12/9/2022	2,000,000	2,127,073

Federal Home Loan Mortgage Corporation — 1.0%
1.370%, 3/11/2025	2,300,000	2,310,155

Federal National Mortgage Association — 0.3%
3.500%, 4/1/2026, (AH9345)	56,054	59,296
4.000%, 11/1/2031, (MA0908)	268,074	290,259
5.500%, 11/1/2033, (555880)	77,737	91,440
5.500%, 2/1/2034	57,552	67,785
5.500%, 8/1/2037	128,025	150,829

		659,609

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037, (668905)	12,332	12,731

Total U.S. Government Agency-Mortgage Securities
(identified cost $4,946,038)		5,109,568

Short-Term Investments — 15.3%

Certificates of Deposit — 1.1%
MUFG Bank, Ltd., 0.709% (LIBOR 3 Month + 46 basis points), 2/4/2021 (6)	1,500,000	1,500,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Short-Term Investments (continued)

Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corp., 0.659% (LIBOR 3 Month + 36 basis points), 4/6/2021 (6)	$1,000,000	$1,000,742

		2,500,742

Collateral Pool Investments for Securities on Loan — 11.2%

Collateral pool allocation (3)		26,622,189

Mutual Funds — 3.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	7,070,063	7,069,356

Total Short-Term Investments (identified cost $36,193,702)		36,192,287

Total Investments — 110.0% (identified cost $254,899,909)		260,390,274
Other Assets and Liabilities — (10.0)%		(23,703,125)

Total Net Assets — 100.0%		$236,687,149

Intermediate Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 98.6%

Alabama — 2.3%
Black Belt Energy Gas District, 4.000%, 10/01/2049, Call 7/1/2026 (6)	$11,500,000	$13,383,700
Other Securities	27,330,000	30,248,726

		43,632,426

Alaska — 0.4%
Other Securities	6,850,000	7,617,288

Arizona — 2.6%
Chandler Industrial Development Authority, 5.000%, 6/01/2049 (6)	5,000,000	5,779,400
Other Securities	39,675,000	42,410,374

		48,189,774

Arkansas — 0.6%
Other Securities	10,175,000	10,895,168

California — 6.1%
San Francisco City & County Airport Comm-San Francisco International Airport, 5.000%, 5/01/2045, Call 5/1/2029	13,500,000	16,367,670
Other Securities	99,635,000	97,695,993

		114,063,663

Colorado — 3.1%
City & County of Denver, 5.000%, 8/01/2041, Call 8/1/2026	8,000,000	9,557,120
City & County of Denver Airport System Revenue, 5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,175,126
Other Securities	37,180,000	41,686,295

		57,418,541

Description	Principal Amount	Value
Municipals (continued)

Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority, 4.000%, 7/01/2038, Call 7/1/2029	$5,430,000	$5,998,195
Other Securities	29,555,000	35,744,291

		41,742,486

Delaware — 0.4%
Other Securities	6,795,000	7,463,739

District of Columbia — 1.0%
Washington Metropolitan Area Transit Authority, 4.000%, 7/15/2040, Call 7/15/2030	6,370,000	7,588,454
Other Securities	10,845,000	11,752,202

		19,340,656

Florida — 5.0%
County of Orange Sales Tax Revenue, 5.000%, 1/01/2027, Call 1/1/2022	5,810,000	6,181,956
Sarasota County Public Hospital District, 5.000%, 7/01/2041, Call 7/1/2028	5,000,000	6,050,000
Volusia County Educational Facility Authority, 5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,178,886
Other Securities	67,150,000	74,203,168

		93,614,010

Georgia — 5.4%
Gainesville & Hall County Hospital Authority, 4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,041,880
Main Street Natural Gas, Inc.
0.730%, (SIFMA Municipal Swap Index Yield), 8/01/2048, Call 9/1/2023 (6)	10,000,000	9,980,400
0.865%, (LIBOR 1 Month), 4/01/2048, Call 6/1/2023 (6)	11,500,000	11,486,775
4.000%, 8/01/2049, Call 9/1/2024 (6)	6,000,000	6,817,140
Other Securities	58,690,000	64,219,533

		100,545,728

Guam — 0.1%
Other Securities	2,310,000	2,606,939

Hawaii — 0.1%
Other Securities	1,000,000	1,123,145

Idaho — 0.1%
Other Security	1,000,000	1,140,470

Illinois — 18.0%
City of Chicago
5.000%, 1/01/2028	6,000,000	6,838,560
5.000%, 1/01/2040, Call 1/1/2029	9,400,000	10,361,150
5.000%, 1/01/2044, Call 1/1/2029	11,750,000	12,875,650
6.000%, 1/01/2038, Call 1/1/2027	10,000,000	11,543,000
Illinois Finance Authority
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,986,800
5.000%, 1/01/2044, Call 1/1/2028	5,000,000	5,865,150

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 3.750%, 4/01/2050, Call 4/1/2029	$4,960,000	$5,565,219
Illinois State Toll Highway Authority, 5.000%, 12/01/2032, Call 1/1/2026	7,790,000	9,302,117
Sales Tax Securitization Corp., 5.250%, 1/01/2043, Call 1/1/2029	5,000,000	5,864,050
State of Illinois
5.000%, 2/01/2026	7,000,000	7,869,890
5.000%, 6/01/2026	5,000,000	5,644,600
5.000%, 10/01/2029, Call 10/1/2028	5,000,000	5,749,400
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,823,550
Other Securities	214,433,792	236,821,194

		336,110,330

Indiana — 1.9%
Other Securities	32,805,000	34,532,913

Iowa — 0.5%
Other Securities	8,983,000	9,516,241

Kansas — 0.3%
Other Securities	5,495,000	5,608,479

Kentucky — 1.9%
Kentucky Public Energy Authority, 1.235%, (LIBOR 1 Month), 12/01/2049, Call 3/1/2025 (6)	7,000,000	7,013,790
Other Securities	23,200,000	27,465,911

		34,479,701

Louisiana — 1.2%
Other Securities	21,140,000	22,419,521

Maine — 0.4%
Other Securities	6,415,000	7,170,873

Maryland — 0.4%
Other Securities	7,305,000	7,405,129

Massachusetts — 1.5%
Massachusetts Bay Transportation Authority, 5.000%, 7/01/2046, Call 7/1/2027	4,465,000	5,435,200
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/01/2039, Call 1/1/2023 (6)	5,000,000	5,516,650
Other Securities	14,180,000	16,441,627

		27,393,477

Michigan — 3.5%
Other Securities	58,260,000	65,604,869

Minnesota — 0.3%
Other Securities	5,348,694	5,842,077

Mississippi — 0.8%
Other Securities	13,765,000	15,297,919

Description	Principal Amount	Value
Municipals (continued)

Missouri — 1.9%
Other Securities	$32,130,000	$34,661,150

Nebraska — 0.2%
Other Securities	3,620,000	3,884,795

Nevada — 0.8%
Las Vegas Valley Water District, 5.000%, 6/01/2028, Call 6/1/2022	5,115,000	5,507,525
Other Securities	7,830,000	9,060,604

		14,568,129

New Hampshire — 0.2%
Other Securities	4,475,000	4,590,963

New Jersey — 3.2%
New Jersey Transportation Trust Fund Authority
New Jersey Transportation Trust Fund Authority, 5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,536,850
New Jersey Transportation Trust Fund Authority, BAM TCRs, 5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,127,781
Other Securities	42,625,000	47,605,148

		59,269,779

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, 5.000%, 7/01/2049, Call 7/1/2026	5,225,000	5,405,942
Other Securities	5,222,276	5,324,166

		10,730,108

New York — 5.2%
Metropolitan Transportation Authority, 5.000%, 9/01/2022	8,390,000	8,762,180
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2024, Call 11/1/2022	5,715,000	6,298,159
5.000%, 8/01/2036, Call 8/1/2028	5,555,000	6,930,640
New York State Dormitory Authority, 5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,073,802
Other Securities	58,345,000	66,384,016

		96,448,797

North Carolina — 1.0%
Other Securities	21,755,000	19,255,316

North Dakota — 0.9%
Other Securities	15,775,000	17,072,475

Ohio — 3.4%
Eclipse Funding Trust, 0.190%, 10/01/2040, Call 10/1/2026 (5)(6)	6,200,000	6,200,000
Other Securities	53,760,000	57,413,995

		63,613,995

Oklahoma — 0.6%
Other Securities	10,760,000	11,397,085

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Oregon — 0.6%
Other Securities	$10,245,000	$10,580,259

Pennsylvania — 3.6%
Pennsylvania Turnpike Commission, 5.000%, 6/01/2042, Call 6/1/2027	5,450,000	6,375,355
Other Securities	54,400,000	60,501,661

		66,877,016

Rhode Island — 0.4%
Other Securities	7,105,000	7,414,624

South Carolina — 1.5%
Patriots Energy Group Financing Agency, 0.975%, (LIBOR 1 Month), 10/01/2048, Call 11/1/2023 (6)	8,000,000	8,009,280
Other Securities	18,295,000	20,022,246

		28,031,526

South Dakota — 0.6%
Other Securities	9,855,000	10,538,142

Tennessee — 1.9%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/01/2042, Call 1/1/2027	5,815,000	6,773,021
Tennessee Energy Acquisition Corp., 5.000%, 2/01/2023	5,310,000	5,864,258
Tennessee Housing Development Agency, 3.500%, 7/01/2050, Call 7/1/2029	5,880,000	6,587,717
Other Securities	15,255,000	16,268,460

		35,493,456

Texas — 5.7%
City of Houston Airport System Revenue, 5.000%, 7/01/2038, Call 7/1/2028	5,000,000	6,105,550
North Texas Tollway Authority, 5.000%, 1/01/2048, Call 1/1/2028	5,000,000	6,043,250
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 5/15/2045, Call 5/15/2024	5,145,000	5,415,473
Other Securities	78,905,000	88,712,340

		106,276,613

U. S. Virgin Islands — 0.2%
Other Securities	3,320,000	3,746,156

Utah — 0.5%
Other Securities	7,630,000	8,371,361

Vermont — 0.0%
Other Security	515,000	545,776

Virginia — 0.5%
Other Securities	8,650,000	9,728,763

Washington — 1.7%
FYI Properties, 5.000%, 6/01/2031, Call 6/1/2028	5,000,000	6,256,650

Description	Principal Amount	Value
Municipals (continued)

Washington (continued)
Other Securities	$22,690,000	$24,773,261

		31,029,911

West Virginia — 0.5%
Other Securities	8,435,000	10,034,433

Wisconsin — 2.7%
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,463,400
Other Securities	44,845,000	44,346,301

		49,809,701

Wyoming — 0.1%
Other Security	1,000,000	1,025,700

Total Municipals (identified cost $1,725,091,411)		1,835,771,591

Mutual Funds — 0.5%
Nuveen New York AMT-Free Municipal Credit Income Fund, 0.920%, 3/01/2029 (6)	10,000,000	10,000,000

Total Mutual Funds (identified cost $10,000,000)		10,000,000

Short-Term Investments — 0.1%

Repurchase Agreements — 0.1%
Other Security	2,334,710	2,334,710

Total Short-Term Investments (identified cost $2,334,710)		2,334,710

Total Investments — 99.2% (identified cost $1,737,426,121)		1,848,106,301
Other Assets — 0.8%		14,930,924

Net Assets — 100.0%		$1,863,037,225

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.2%

Federal Home Loan Mortgage Corporation — 0.2%
0.301% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (6)	$152,005	$151,531

Total Asset-Backed Securities (identified cost $152,005)		151,531

Collateralized Mortgage Obligations — 10.9%

Federal National Mortgage Association — 0.4%
0.571% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (6)	90,768	90,997
4.000%, 3/25/2041, (Series 2012-21)	158,125	168,202

		259,199

Private Sponsor — 9.8%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	519,596	528,503
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	186,188	207,846

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.105%, 7/25/2037 (6)	$302,730	$268,690
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	331,141	326,439
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	15,059	10,529
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5)(6)	1,000,000	1,161,492
Class B, (Series 2019-K95), 3.919%, 8/25/2052 (5)(6)	1,000,000	1,128,518
Class C, (Series 2018-K77), 4.160%, 5/25/2051 (5)(6)	1,000,000	1,076,634
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	70,115	79,093
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.671%, 11/25/2034 (6)	241,730	240,731
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	570,104	500,591
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	337,937	327,335
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.425%, 12/25/2034 (6)	329,668	316,048
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 4.300%, 12/25/2036 (6)	366,369	333,504
Class A1, (Series 2007-15), 6.000%, 11/25/2037	303,854	284,034
Class A6, (Series 2007-7), 6.000%, 6/25/2037	179,565	168,807

		6,958,794

WL Collateral CMO — 0.7%
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.522% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	508,173	527,572

Total Collateralized Mortgage Obligations (identified cost $7,389,264)		7,745,565

Commercial Mortgage Securities — 4.3%

Private Sponsor — 4.3%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (6)	750,000	907,993
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.071%, 10/10/2046 (5)(6)	500,000	276,496
GS Mortgage Securities Trust, Class D, (Series 2013-GC16), 5.311%, 11/10/2046 (5)(6)	300,000	270,317

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Wells Fargo Commercial Mortgage Trust:
Class B, (Series 2015-C26), 3.783%, 2/15/2048	$750,000	$759,062
Class D, (Series 2015-C26), 3.586%, 2/15/2048 (5)	720,000	573,489
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.021%, 9/15/2046 (5)(6)	485,000	285,742

Total Commercial Mortgage Securities (identified cost $2,985,264)		3,073,099

Corporate Bonds & Notes — 79.9%

Aerospace/Defense — 1.3%
Boeing Co., 4.875%, 5/1/2025	350,000	381,240
Howmet Aerospace, Inc., 6.875%, 5/1/2025	250,000	284,451
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (2)(5)	250,000	252,812

		918,503

Agriculture — 2.5%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	680,784
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024	500,000	549,939
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (5)	500,000	545,464

		1,776,187

Airlines — 1.5%
American Airlines, Inc., 11.750%, 7/15/2025 (5)	500,000	481,003
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	500,000	459,415
3.750%, 10/28/2029	150,000	134,018

		1,074,436

Auto Manufacturers — 1.8%
Ford Motor Co., 4.750%, 1/15/2043 (2)	500,000	464,062
General Motors Financial Co., Inc., 1.618% (LIBOR 3 Month + 131 basis points), 6/30/2022 (6)	500,000	499,181
Navistar International Corp., 9.500%, 5/1/2025 (5)	250,000	285,625

		1,248,868

Banks — 2.2%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,023,000
CIT Group, Inc., 3.929% (SOFR + 383 basis points), 6/19/2024	500,000	516,775

		1,539,775

Beverages — 1.1%
Molson Coors Beverage Co., 4.200%, 7/15/2046	750,000	779,946

Biotechnology — 0.5%
Regeneron Pharmaceuticals, Inc., 1.750%, 9/15/2030	350,000	343,610

Building Materials — 0.5%
Cemex SAB de C.V., 7.375%, 6/5/2027 (5)	350,000	379,969

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 3.3%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	$500,000	$489,063
Nouryon Holding BV, 8.000%, 10/1/2026 (2)(5)	500,000	537,172
OCP SA, 4.500%, 10/22/2025 (5)	750,000	795,112
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	500,000	541,300

		2,362,647

Commercial Services — 3.9%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	350,000	369,909
Howard University, 2.801%, 10/1/2023	250,000	256,822
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	750,000	827,812
United Rentals North America, Inc., 5.500%, 5/15/2027	750,000	804,731
WW International, Inc., 8.625%, 12/1/2025 (5)	500,000	527,813

		2,787,087

Computers — 2.0%
Dell International LLC, 5.300%, 10/1/2029 (2)(5)	750,000	856,997
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	270,000	289,989
4.875%, 6/1/2027	253,000	283,396

		1,430,382

Diversified Financial Services — 3.6%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	448,908
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (2)(5)	500,000	548,907
Jefferies Finance LLC, 7.250%, 8/15/2024 (5)	1,000,000	973,645
Raymond James Financial, Inc., 4.650%, 4/1/2030 (2)	500,000	609,857

		2,581,317

Electric — 1.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	566,920
Talen Energy Supply LLC, 6.500%, 6/1/2025	300,000	209,969

		776,889

Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc., 4.750%, 6/15/2028	500,000	522,400

Electronics — 0.4%
Jabil, Inc., 3.000%, 1/15/2031	250,000	254,933

Food — 2.8%
Albertsons Cos. LLC, 5.750%, 3/15/2025	500,000	515,573
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	500,000	530,317
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	500,000	519,767
Sysco Corp., 5.650%, 4/1/2025 (2)	350,000	414,545

		1,980,202

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Forest Products & Paper — 1.2%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	$750,000	$874,219

Healthcare-Services — 0.9%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (2)(5)	634,000	648,937

Home Furnishings — 1.1%
Whirlpool Corp., 4.750%, 2/26/2029	650,000	797,451

Insurance — 0.8%
Brighthouse Financial, Inc., 5.625%, 5/15/2030	500,000	581,808

Internet — 0.4%
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	250,000	274,973

Investment Companies — 2.6%
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025	750,000	788,075
Icahn Enterprises LP, 4.750%, 9/15/2024 (2)	500,000	517,033
Owl Rock Capital Corp., 5.250%, 4/15/2024	500,000	528,558

		1,833,666

Iron/Steel — 2.4%
ArcelorMittal, 4.550%, 3/11/2026 (2)	750,000	822,434
GUSAP III LP, 4.250%, 1/21/2030 (5)	500,000	525,155
United States Steel Corp., 6.875%, 8/15/2025 (2)	250,000	183,751
Vale Overseas, Ltd., 3.750%, 7/8/2030	150,000	157,725

		1,689,065

Leisure Time — 0.7%
NCL Corp., Ltd., 10.250%, 2/1/2026	300,000	301,500
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	250,000	224,219

		525,719

Lodging — 0.3%
MGM Resorts International, 6.750%, 5/1/2025	200,000	214,315

Media — 3.7%
AMC Networks, Inc., 5.000%, 4/1/2024 (2)	500,000	510,313
Discovery Communications LLC, 3.950%, 3/20/2028	700,000	793,174
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	786,979
Time Warner Cable LLC, 4.500%, 9/15/2042	500,000	561,086

		2,651,552

Mining — 4.6%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	559,628
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (5)	750,000	762,109
Kinross Gold Corp.:
4.500%, 7/15/2027	825,000	944,249
6.875%, 9/1/2041	750,000	985,252

		3,251,238

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Miscellaneous Manufacturing — 0.7%
Trinity Industries, Inc., 4.550%, 10/1/2024 (2)	$500,000	$504,000

Oil & Gas — 3.6%
Aker BP ASA, 6.000%, 7/1/2022 (5)	250,000	255,138
Comstock Resources, Inc., 9.750%, 8/15/2026	500,000	533,755
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (7)	750,000	77,344
Gulfport Energy Corp., 6.000%, 10/15/2024 (2)	350,000	209,344
Oasis Petroleum, Inc., 6.875%, 3/15/2022	300,000	59,250
PBF Holding Co. LLC, 7.250%, 6/15/2025	750,000	714,071
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	700,000	511,525
Whiting Petroleum Corp., 6.625%, 1/15/2026 (7)	750,000	177,581

		2,538,008

Oil & Gas Services — 0.2%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	146,626

Pharmaceuticals — 3.6%
Bausch Health Cos., Inc., 5.000%, 1/30/2028 (5)	500,000	494,375
Mylan, Inc., 5.200%, 4/15/2048	700,000	886,715
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (2)	800,000	686,600
6.000%, 4/15/2024 (2)	500,000	526,162

		2,593,852

Pipelines — 4.4%
Buckeye Partners LP, 4.500%, 3/1/2028 (2)	500,000	511,670
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	493,046
Energy Transfer Operating LP, 5.150%, 2/1/2043	750,000	702,530
EQM Midstream Partners LP, 4.000%, 8/1/2024	500,000	503,283
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	894,918

		3,105,447

Real Estate Investment Trusts — 4.3%
Diversified Healthcare Trust, 4.750%, 2/15/2028 (2)	500,000	466,981
Host Hotels & Resorts LP, 3.500%, 9/15/2030	500,000	495,193
iStar, Inc., 4.750%, 10/1/2024	600,000	599,565
MPT Operating Partnership LP, 4.625%, 8/1/2029	500,000	534,590
SBA Communications Corp., 4.875%, 9/1/2024	500,000	514,225
Service Properties Trust, 4.950%, 10/1/2029	500,000	448,125

		3,058,679

Retail — 3.0%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (2)(5)	450,000	446,933

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
L Brands, Inc., 6.950%, 3/1/2033 (2)	$500,000	$456,780
New Red Finance, Inc., 4.250%, 5/15/2024 (2)(5)	250,000	254,938
QVC, Inc., 4.750%, 2/15/2027 (2)	500,000	534,222
Ross Stores, Inc., 4.600%, 4/15/2025 (2)	350,000	403,732

		2,096,605

Semiconductors — 1.8%
Broadcom, Inc., 4.750%, 4/15/2029 (5)	600,000	704,697
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	500,000	603,366

		1,308,063

Software — 1.9%
Citrix Systems, Inc., 3.300%, 3/1/2030	500,000	533,552
VMware, Inc., 3.900%, 8/21/2027 (2)	750,000	833,239

		1,366,791

Sovereign — 3.9%
Argentine Government International Bond:
1.000%, 7/9/2029	9,405	5,185
1.000%, 7/9/2030	85,626	44,526
1.000%, 7/9/2035	156,873	73,338
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	678,400
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	758,691
Oman Sovereign Sukuk Co., 4.397%, 6/1/2024 (5)	500,000	504,487
Turkiye Ihracat Kredi Bankasi AS, 5.000%, 9/23/2021 (5)	450,000	447,271
Zambia Government International Bond, 8.970%, 7/30/2027 (5)	500,000	267,111

		2,779,009

Telecommunications — 2.7%
Sprint Communications, Inc., 6.000%, 11/15/2022	500,000	543,125
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	600,000	663,291
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (2)(5)	750,000	738,563

		1,944,979

Transportation — 0.9%
Empresa de Transporte de Pasajeros Metro SA, 3.650%, 5/7/2030 (5)	350,000	390,031
Pacific National Finance Pty, Ltd., 4.625%, 9/23/2020 (5)	250,000	250,400

		640,431

Trucking & Leasing — 1.0%
Fly Leasing, Ltd., 6.375%, 10/15/2021 (2)	750,000	705,116

Total Corporate Bonds & Notes (identified cost $55,651,751)		56,887,700

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities — 2.3%

Federal Home Loan Mortgage Corporation — 0.5%
3.500%, 4/1/2042	$51,621	$56,697
4.500%, 7/1/2040	17,704	19,807
5.000%, 12/1/2022	21,891	23,088
5.000%, 1/1/2040	158,076	182,126
5.500%, 10/1/2021	9,787	9,882
5.500%, 7/1/2035	30,733	36,021
6.000%, 12/1/2036	14,069	16,553
6.000%, 12/1/2037	4,614	5,150
7.500%, 4/1/2024	11,228	12,127
7.500%, 4/1/2027	9,500	10,768
8.000%, 8/1/2030	12,470	14,943
8.500%, 9/1/2024	5,283	5,734
9.500%, 2/1/2025	129	130

		393,026

Federal National Mortgage Association — 1.5%
3.000%, 8/1/2032	140,842	151,379
4.000%, 3/1/2041	202,007	224,303
5.500%, 1/1/2023	32,272	35,710
5.500%, 2/1/2036	90,427	106,521
6.000%, 9/1/2021	23,842	24,238
6.500%, 8/1/2030	200,923	226,573
6.500%, 12/1/2031	12,411	14,117
6.500%, 11/1/2037	26,516	30,165
7.000%, 3/1/2029	24,533	28,800
7.000%, 7/1/2029	68,158	76,980
7.000%, 2/1/2030	49,936	56,165
7.500%, 10/1/2030	6,337	6,843
8.000%, 10/1/2028	74,056	83,255
8.000%, 4/1/2030	20,122	24,640

		1,089,689

Government National Mortgage Association — 0.3%
5.000%, 4/15/2034	146,755	166,542
7.000%, 8/15/2031	24,814	29,169
9.500%, 10/15/2024	12	11

		195,722

Total U.S. Government Agency-Mortgage Securities
(identified cost $1,531,864)		1,678,437

Short-Term Investments — 12.2%

Collateral Pool Investments for Securities on Loan — 11.2%

Collateral pool allocation (3)		7,990,849

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	702,990	702,920

Total Short-Term Investments (identified cost $8,693,872)		8,693,769

Total Investments — 109.8% (identified cost $76,404,020)		78,230,101
Other Assets and Liabilities — (9.8)%		(7,004,985)

Total Net Assets — 100.0%		$71,225,116

Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 95.3%

Aerospace/Defense — 2.1%
BAE Systems PLC, 3.400%, 4/15/2030 (5)	$1,800,000	$2,024,656
Boeing Co.:
2.800%, 3/1/2024	2,000,000	2,039,079
4.875%, 5/1/2025	2,000,000	2,178,512
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	2,000,000	2,022,500

		8,264,747

Agriculture — 2.2%
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,996,065
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026 (2)	1,000,000	1,074,006
3.750%, 9/25/2027	1,800,000	1,958,775
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (2) (5)	1,750,000	1,909,124
Philip Morris International, Inc., 2.900%, 11/15/2021	1,000,000	1,031,288

		8,969,258

Airlines — 0.7%
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	1,960,000	1,800,907
3.750%, 10/28/2029	1,000,000	893,453

		2,694,360

Auto Manufacturers — 4.6%
Cummins, Inc., 1.500%, 9/1/2030 (2)	3,000,000	2,989,454
Daimler Finance North America LLC:
2.000%, 7/6/2021 (5)	2,500,000	2,528,886
3.700%, 5/4/2023 (5)	750,000	805,379
Ford Motor Co., 5.291%, 12/8/2046	2,000,000	1,893,750
Ford Motor Credit Co. LLC:
1.576% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	750,000	722,222
4.134%, 8/4/2025	1,500,000	1,507,650
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,077,325
4.350%, 1/17/2027 (2)	1,500,000	1,628,038
Hyundai Capital America, 2.650%, 2/10/2025 (5)	2,000,000	2,082,235
Navistar International Corp., 9.500%, 5/1/2025 (5)	800,000	914,000
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (2)	2,000,000	2,235,756

		18,384,695

Banks — 12.8%
Banco Santander SA, 1.826% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	2,000,000	2,021,060
Bank of America Corp.:
0.947% (LIBOR 3 Month + 65 basis points), 6/25/2022 (6)	1,000,000	1,004,550
2.592% (SOFR + 215 basis points), 4/29/2031 (6)	3,500,000	3,736,895
3.458% (LIBOR 3 Month + 97 basis points), 3/15/2025 (2) (6)	1,000,000	1,094,717

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Capital One Financial Corp.:
1.263% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	$1,500,000	$1,512,367
3.300%, 10/30/2024 (2)	1,250,000	1,361,475
Citigroup, Inc., 1.780% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	2,000,000	2,033,580
Deutsche Bank AG, 4.250%, 2/4/2021	2,000,000	2,028,247
Goldman Sachs Group, Inc.:
1.354% (LIBOR 3 Month + 111 basis points), 4/26/2022 (6)	1,000,000	1,005,312
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	1,250,000	1,470,944
HSBC Holdings PLC:
2.020% (LIBOR 3 Month + 166 basis points), 5/25/2021 (6)	1,500,000	1,516,356
3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	2,150,000	2,441,294
JPMorgan Chase & Co.:
2.739% (SOFR + 151 basis points), 10/15/2030 (2) (6)	3,000,000	3,258,895
3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (2) (6)	1,500,000	1,695,761
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	2,000,000	2,092,403
Mizuho Financial Group, Inc., 2.953%, 2/28/2022 (2)	2,500,000	2,592,969
Morgan Stanley:
2.699% (SOFR + 114 basis points), 1/22/2031 (2) (6)	2,000,000	2,160,873
3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (2) (6)	2,750,000	2,972,662
PNC Financial Services Group, Inc., 2.200%, 11/1/2024 (2)	2,000,000	2,133,184
Royal Bank of Canada:
0.964% (LIBOR 3 Month + 66 basis points), 10/5/2023 (6)	2,500,000	2,520,157
2.250%, 11/1/2024 (2)	2,000,000	2,134,083
Skandinaviska Enskilda Banken AB, 2.800%, 3/11/2022 (2)	2,000,000	2,075,089
Wells Fargo & Co.:
1.378% (LIBOR 3 Month + 93 basis points), 2/11/2022 (6)	1,640,000	1,645,624
2.572% (LIBOR 3 Month + 100 basis points), 2/11/2031 (2) (6)	2,500,000	2,642,376
3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (2) (6)	2,000,000	2,246,016

		51,396,889

Beverages — 2.4%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046 (2)	2,000,000	2,477,365
Coca-Cola Co., 1.750%, 9/6/2024	1,800,000	1,890,638
Constellation Brands, Inc., 2.875%, 5/1/2030 (2)	500,000	537,866
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050	2,500,000	2,686,852

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Beverages (continued)
Molson Coors Beverage Co., 4.200%, 7/15/2046 (2)	$2,000,000	$2,079,857

		9,672,578

Biotechnology — 1.3%
Amgen, Inc., 3.150%, 2/21/2040 (2)	1,500,000	1,601,688
Biogen, Inc., 2.250%, 5/1/2030 (2)	1,500,000	1,544,922
Regeneron Pharmaceuticals, Inc., 2.800%, 9/15/2050	2,000,000	1,922,466

		5,069,076

Building Materials — 0.7%
Carrier Global Corp., 2.242%, 2/15/2025 (5)	2,500,000	2,624,654

Chemicals — 3.7%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (2) (5)	1,000,000	978,125
Mosaic Co., 4.050%, 11/15/2027 (2)	2,500,000	2,775,799
Nouryon Holding BV, 8.000%, 10/1/2026 (2) (5)	1,000,000	1,074,345
Nutrien, Ltd., 4.125%, 3/15/2035	1,000,000	1,161,409
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	2,120,298
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	585,648
6.750%, 9/19/2042 (5)	1,500,000	1,913,318
Sherwin-Williams Co., 3.300%, 5/15/2050 (2)	2,000,000	2,153,190
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	2,000,000	2,165,199

		14,927,331

Commercial Services — 0.5%
ADT Security Corp., 4.125%, 6/15/2023	500,000	523,445
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	1,500,000	1,585,323

		2,108,768

Computers — 2.0%
Apple, Inc., 3.750%, 11/13/2047	2,000,000	2,432,038
Dell International LLC, 8.350%, 7/15/2046 (5)	2,000,000	2,706,399
Hewlett Packard Enterprise Co.:
1.024% (LIBOR 3 Month + 72 basis points), 10/5/2021 (6)	1,700,000	1,700,329
4.900%, 10/15/2025	1,000,000	1,156,787

		7,995,553

Diversified Financial Services — 5.4%
Ally Financial, Inc., 4.250%, 4/15/2021	2,500,000	2,542,828
BlackRock, Inc., 2.400%, 4/30/2030 (2)	2,000,000	2,189,027
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	2,000,000	2,195,626
E*TRADE Financial Corp., 3.800%, 8/24/2027 (2)	1,500,000	1,679,537
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (2)	2,500,000	2,585,582
Jefferies Finance LLC, 7.250%, 8/15/2024 (5)	1,875,000	1,825,585
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	616,587

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Jefferies Group LLC, 6.500%, 1/20/2043	$500,000	$635,405
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	595,537
Nasdaq, Inc., 3.250%, 4/28/2050	1,000,000	1,076,513
Nomura Holdings, Inc., 2.648%, 1/16/2025 (2)	850,000	896,824
Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	2,111,959
Synchrony Financial, 3.950%, 12/1/2027	2,750,000	2,902,749

		21,853,759

Electric — 3.9%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (2) (5)	750,000	850,380
AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,414,363
Alabama Power Co.:
3.750%, 3/1/2045	2,000,000	2,358,983
1.450%, 9/15/2030	2,500,000	2,500,165
CenterPoint Energy, Inc., 3.600%, 11/1/2021	3,000,000	3,108,435
Duke Energy Florida LLC, 2.500%, 12/1/2029 (2)	2,000,000	2,194,467
Public Service Electric and Gas Co., 3.200%, 8/1/2049	1,000,000	1,127,403
San Diego Gas & Electric Co., 4.100%, 6/15/2049	1,000,000	1,234,020

		15,788,216

Electronics — 0.8%
FLIR Systems, Inc., 2.500%, 8/1/2030	1,000,000	1,027,426
Jabil, Inc., 3.000%, 1/15/2031 (2)	2,000,000	2,039,465

		3,066,891

Engineering & Construction — 0.3%
Fluor Corp., 4.250%, 9/15/2028 (2)	1,500,000	1,202,520

Environmental Control — 0.4%
Republic Services, Inc., 1.450%, 2/15/2031	1,750,000	1,729,358

Food — 2.6%
Conagra Brands, Inc., 3.800%, 10/22/2021	2,500,000	2,594,463
JM Smucker Co., 3.550%, 3/15/2050	1,500,000	1,630,302
Kraft Heinz Foods Co., 4.375%, 6/1/2046	1,950,000	2,003,436
Kroger Co., 4.450%, 2/1/2047	1,000,000	1,233,988
Mars, Inc., 2.375%, 7/16/2040 (5)	2,000,000	1,972,502
Sysco Corp., 5.650%, 4/1/2025 (2)	700,000	829,090

		10,263,781

Hand/Machine Tools — 0.3%
Snap-on, Inc., 3.100%, 5/1/2050	1,000,000	1,057,708

Healthcare-Products — 0.7%
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (2)	1,000,000	1,062,313

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Products (continued)
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025 (2)	$1,500,000	$1,668,182

		2,730,495

Healthcare-Services — 1.4%
Anthem, Inc., 2.250%, 5/15/2030 (2)	3,300,000	3,428,293
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024	2,000,000	2,192,003

		5,620,296

Insurance — 7.0%
Allstate Corp., 0.736% (LIBOR 3 Month + 43 basis points), 3/29/2021 (6)	1,445,000	1,448,243
Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,000,000	1,163,616
Fidelity National Financial, Inc., 3.400%, 6/15/2030 (2)	1,000,000	1,081,788
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	1,250,000	1,339,012
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,925,327
Lincoln National Corp., 3.625%, 12/12/2026 (2)	2,000,000	2,247,161
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (2) (5)	3,000,000	3,104,999
Nationwide Financial Services, Inc., 3.900%, 11/30/2049 (5)	2,500,000	2,579,942
New York Life Insurance Co., 3.750%, 5/15/2050 (2) (5)	1,000,000	1,141,771
Prudential Financial, Inc.:
3.700%, 3/13/2051	2,000,000	2,258,663
3.935%, 12/7/2049	3,000,000	3,433,740
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	2,000,000	2,079,938
Unum Group:
4.000%, 3/15/2024 (2)	2,000,000	2,170,866
4.000%, 6/15/2029 (2)	1,000,000	1,096,198

		28,071,264

Internet — 2.6%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023 (2)	2,000,000	2,117,877
Alphabet, Inc., 2.050%, 8/15/2050	3,000,000	2,869,382
Amazon.com, Inc., 4.050%, 8/22/2047 (2)	1,500,000	1,953,031
eBay, Inc., 4.000%, 7/15/2042 (2)	1,500,000	1,680,086
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	1,500,000	1,649,838

		10,270,214

Investment Companies — 0.4%
Ares Capital Corp., 3.625%, 1/19/2022 (2)	1,500,000	1,538,679

Iron/Steel — 1.0%
Nucor Corp., 4.400%, 5/1/2048	2,000,000	2,559,288
Vale Overseas, Ltd., 3.750%, 7/8/2030	1,350,000	1,419,525

		3,978,813

Leisure Time — 0.2%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	1,000,000	896,875

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Lodging — 1.1%
Hyatt Hotels Corp., 5.375%, 8/15/2021	$1,000,000	$1,029,990
MGM Resorts International, 6.750%, 5/1/2025	1,375,000	1,473,416
Wyndham Destinations, Inc., 5.750%, 4/1/2027 (2)	2,000,000	2,057,120

		4,560,526

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc., 3.803%, 8/15/2042 (2)	2,000,000	2,468,370

Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024 (2)	1,500,000	1,632,122

Media — 2.6%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,000,000	2,396,469
Comcast Corp., 4.600%, 10/15/2038 (2)	1,750,000	2,254,466
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,882,750
Discovery Communications LLC, 3.950%, 3/20/2028 (2)	2,000,000	2,266,211
ViacomCBS, Inc., 4.375%, 3/15/2043	1,500,000	1,601,585

		10,401,481

Mining — 1.1%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	600,000	668,250
Glencore Funding LLC:
4.125%, 5/30/2023 (2) (5)	2,500,000	2,691,174
4.625%, 4/29/2024 (5)	1,000,000	1,119,257

		4,478,681

Miscellaneous Manufacturing — 0.6%
Siemens Financieringsmaatschappij NV, 3.300%, 9/15/2046 (5)	2,000,000	2,284,051

Oil & Gas — 2.7%
BP Capital Markets PLC, 1.191% (LIBOR 3 Month + 87 basis points), 9/16/2021 (6)	2,500,000	2,517,058
Ecopetrol SA, 7.375%, 9/18/2043 (2)	1,500,000	1,941,375
EQT Corp., 3.900%, 10/1/2027 (2)	500,000	484,840
Exxon Mobil Corp., 3.095%, 8/16/2049 (2)	1,000,000	1,051,307
Occidental Petroleum Corp., 4.300%, 8/15/2039 (2)	1,250,000	967,969
Petroleos Mexicanos, 6.875%, 8/4/2026	1,500,000	1,533,517
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	1,150,890
Valero Energy Corp., 4.000%, 4/1/2029 (2)	1,000,000	1,126,893

		10,773,849

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047	$2,000,000	$2,120,638

Pharmaceuticals — 6.6%
AbbVie, Inc., 1.024% (LIBOR 3 Month + 65 basis points), 11/21/2022 (5) (6)	550,000	552,890
AstraZeneca PLC, 3.500%, 8/17/2023	2,000,000	2,170,263
Bayer US Finance II LLC, 4.875%, 6/25/2048 (5)	2,350,000	2,916,698
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,578,549
Cigna Corp., 0.949% (LIBOR 3 Month + 65 basis points), 9/17/2021 (6)	1,500,000	1,500,338
CVS Health Corp.:
3.250%, 8/15/2029	2,000,000	2,225,442
4.300%, 3/25/2028	2,500,000	2,945,009
Eli Lilly and Co., 3.700%, 3/1/2045	1,000,000	1,223,515
Express Scripts Holding Co., 4.800%, 7/15/2046	1,500,000	1,762,032
Johnson & Johnson, 1.300%, 9/1/2030 (2)	2,200,000	2,233,444
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,900,103
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	273,000	278,543
2.875%, 9/23/2023	2,000,000	2,130,001
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (2)	2,500,000	2,145,625

		26,562,452

Pipelines — 1.8%
Enable Midstream Partners LP, 4.950%, 5/15/2028 (2)	3,000,000	2,958,276
EQM Midstream Partners LP, 4.000%, 8/1/2024 (2)	1,500,000	1,509,848
MPLX LP, 4.800%, 2/15/2029 (2)	1,250,000	1,450,813
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	1,500,000	1,427,581

		7,346,518

Real Estate Investment Trusts — 2.9%
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,004,536
Host Hotels & Resorts LP, 3.500%, 9/15/2030	1,400,000	1,386,540
iStar, Inc., 5.500%, 2/15/2026	2,500,000	2,478,650
Kimco Realty Corp., 3.300%, 2/1/2025	1,250,000	1,343,118
Mid-America Apartments LP, 3.600%, 6/1/2027	2,275,000	2,559,869
Prologis LP, 2.250%, 4/15/2030	1,500,000	1,601,348
Service Properties Trust, 4.500%, 3/15/2025 (2)	1,500,000	1,402,500

		11,776,561

Retail — 4.3%
Gap, Inc., 8.625%, 5/15/2025 (5)	1,300,000	1,454,245
Home Depot, Inc., 4.250%, 4/1/2046 (2)	2,000,000	2,569,101

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
L Brands, Inc., 6.950%, 3/1/2033 (2)	$1,350,000	$1,233,306
Ross Stores, Inc., 4.600%, 4/15/2025 (2)	2,000,000	2,307,038
Starbucks Corp.:
2.550%, 11/15/2030	1,000,000	1,063,076
3.750%, 12/1/2047	2,000,000	2,193,741
Target Corp., 3.625%, 4/15/2046	2,500,000	3,098,242
Walgreens Boots Alliance, Inc., 4.100%, 4/15/2050 (2)	2,000,000	2,020,592
Walmart, Inc., 3.700%, 6/26/2028	1,000,000	1,185,076

		17,124,417

Semiconductors — 1.4%
Broadcom, Inc., 4.750%, 4/15/2029 (5)	2,000,000	2,348,989
KLA Corp., 3.300%, 3/1/2050	1,750,000	1,875,025
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	1,000,000	1,206,732

		5,430,746

Software — 2.4%
CA, Inc., 4.700%, 3/15/2027 (2)	2,500,000	2,770,564
Citrix Systems, Inc., 3.300%, 3/1/2030 (2)	1,000,000	1,067,103
Fiserv, Inc., 4.400%, 7/1/2049 (2)	2,000,000	2,523,468
Oracle Corp., 4.000%, 11/15/2047 (2)	1,000,000	1,186,994
VMware, Inc., 3.900%, 8/21/2027 (2)	2,000,000	2,221,973

		9,770,102

Sovereign — 1.2%
Bermuda Government International Bond, 2.375%, 8/20/2030	2,500,000	2,556,250
Export-Import Bank of Korea, 3.000%, 11/1/2022 (2)	2,250,000	2,365,357

		4,921,607

Telecommunications — 2.7%
AT&T, Inc.:
4.350%, 6/15/2045	1,000,000	1,148,397
4.500%, 5/15/2035	2,000,000	2,398,975
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	450,000	452,182
Motorola Solutions, Inc.:
4.600%, 2/23/2028 (2)	1,000,000	1,157,886
5.500%, 9/1/2044 (2)	1,000,000	1,167,988
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,977,225
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	2,634,695

		10,937,348

Transportation — 2.1%
CSX Corp., 3.800%, 4/15/2050 (2)	1,500,000	1,815,453
FedEx Corp., 4.050%, 2/15/2048 (2)	2,500,000	2,807,680
Union Pacific Corp., 3.250%, 2/5/2050 (2)	2,000,000	2,224,259

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Transportation (continued)
United Parcel Service, Inc., 5.200%, 4/1/2040	$1,000,000	$1,390,182

		8,237,574

Water — 0.3%
American Water Capital Corp., 2.800%, 5/1/2030	1,000,000	1,104,849

Total Corporate Bonds & Notes (identified cost $349,443,303)		382,108,670

Short-Term Investments — 19.9%

Collateral Pool Investments for Securities on Loan — 15.4%

Collateral pool allocation (3)		61,602,281

Mutual Funds — 4.5%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	18,018,808	18,017,006

Total Short-Term Investments (identified cost $79,621,127)		79,619,287

Total Investments — 115.2% (identified cost $429,064,430)		461,727,957
Other Assets and Liabilities — (15.2)%		(60,946,757)

Total Net Assets — 100.0%		$400,781,200

Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 1.2%

Automobiles — 0.1%
Nissan Auto Receivables Owner Trust, Class A4, (Series 2016-B), 1.540%, 10/17/2022	$1,324,767	$1,326,494

Credit Cards — 1.1%
Discover Card Execution Note Trust, Class A5, (Series 2018-A5), 3.320%, 3/15/2024	11,815,000	12,196,282

Total Asset-Backed Securities (identified cost $13,250,889)		13,522,776

Collateralized Mortgage Obligations — 4.0%

Federal Home Loan Mortgage Corporation — 2.3%
3.244%, 8/25/2027, (Series K068)	6,000,000	6,921,602
3.310%, 5/25/2023, (Series K032) (6)	19,000,000	20,374,198

		27,295,800

Federal National Mortgage Association — 1.0%
3.370%, 7/25/2028, (Series 2018-M10) (6)	10,000,000	11,511,212

Private Sponsor — 0.5%
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	3,500,000	4,065,223
Class B, (Series 2019-K95), 3.919%, 8/25/2052 (5) (6)	1,500,000	1,692,777

		5,758,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

WL Collateral CMO — 0.2%
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.522% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	$2,117,387	$2,198,216

Total Collateralized Mortgage Obligations (identified cost $43,204,621)		46,763,228

Commercial Mortgage Securities — 5.5%

Private Sponsor — 5.5%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (6)	7,500,000	8,941,512
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	11,294,054
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.071%, 10/10/2046 (5) (6)	4,500,000	2,488,464
GS Mortgage Securities Trust:
Class B, (Series 2020-GC45), 3.405%, 2/13/2053 (6)	3,500,000	3,728,096
Class D, (Series 2013-GC16), 5.311%, 11/10/2046 (5) (6)	2,000,000	1,802,110
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,251,775
Wells Fargo Commercial Mortgage Trust:
Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,914,005
Class B, (Series 2015-C26), 3.783%, 2/15/2048	7,000,000	7,084,580
Class D, (Series 2015-C26), 3.586%, 2/15/2048 (5)	8,300,000	6,611,055
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.021%, 9/15/2046 (5) (6)	6,609,000	3,893,757

Total Commercial Mortgage Securities (identified cost $61,617,008)		64,009,408

Corporate Bonds & Notes — 39.9%

Aerospace/Defense — 1.0%
BAE Systems PLC, 3.400%, 4/15/2030 (5)	4,000,000	4,499,237
Boeing Co., 4.875%, 5/1/2025	3,750,000	4,084,709
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	3,500,000	3,539,375

		12,123,321

Agriculture — 1.4%
Altria Group, Inc., 5.950%, 2/14/2049 (2)	5,000,000	6,807,845
BAT Capital Corp., 4.540%, 8/15/2047	5,000,000	5,447,391
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027	4,000,000	4,352,834

		16,608,070

Airlines — 0.5%
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	2,000,000	1,837,660
3.750%, 10/28/2029 (2)	5,000,000	4,467,263

		6,304,923

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Apparel — 0.5%
Tapestry, Inc., 4.125%, 7/15/2027 (2)	$5,500,000	$5,377,950

Auto Manufacturers — 2.0%
Cummins, Inc., 1.500%, 9/1/2030	2,000,000	1,992,969
Ford Motor Co.:
4.750%, 1/15/2043 (2)	5,000,000	4,640,625
5.291%, 12/8/2046	1,500,000	1,420,312
General Motors Co., 5.000%, 10/1/2028	2,000,000	2,226,849
General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,000,000	4,309,302
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,647,739
Navistar International Corp., 9.500%, 5/1/2025 (5)	1,850,000	2,113,625

		23,351,421

Banks — 7.7%
Banco Santander SA, 1.826% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	4,000,000	4,042,120
Bank of America Corp., 4.183%, 11/25/2027	7,500,000	8,659,897
Barclays PLC, 5.200%, 5/12/2026	5,000,000	5,706,050
Capital One Financial Corp., 1.263% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,512,367
Citigroup, Inc.:
1.388% (LIBOR 3 Month + 107 basis points), 12/8/2021 (6)	1,250,000	1,263,726
1.780% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	5,000,000	5,083,950
Goldman Sachs Group, Inc.:
1.354% (LIBOR 3 Month + 111 basis points), 4/26/2022 (6)	5,000,000	5,026,560
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (2) (6)	5,000,000	5,883,774
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	4,000,000	4,541,941
ING Groep NV, 4.100%, 10/2/2023 (2)	5,000,000	5,522,824
JPMorgan Chase & Co.:
1.275% (LIBOR 3 Month + 100 basis points), 1/15/2023 (2) (6)	4,000,000	4,041,712
1.418% (LIBOR 3 Month + 110 basis points), 6/7/2021 (6)	5,000,000	5,036,434
3.625%, 12/1/2027 (2)	5,000,000	5,631,349
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	7,500,000	7,846,513
Mizuho Financial Group, Inc., 0.989% (LIBOR 3 Month + 63 basis points), 5/25/2024 (6)	3,860,000	3,837,903
Morgan Stanley, 3.950%, 4/23/2027	5,000,000	5,687,676
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	5,750,000	6,132,905
Regions Financial Corp., 2.250%, 5/18/2025 (2)	3,500,000	3,721,232

		89,178,933

Beverages — 0.8%
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050	3,000,000	3,224,222

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Beverages (continued)
PepsiCo, Inc., 2.875%, 10/15/2049	$5,500,000	$5,903,136

		9,127,358

Chemicals — 1.5%
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (5)	1,500,000	1,429,875
Nouryon Holding BV, 8.000%, 10/1/2026 (2) (5)	4,500,000	4,834,552
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (5)	4,400,000	5,612,398
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	5,250,000	5,683,649

		17,560,474

Commercial Services — 0.8%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	3,850,000	4,068,996
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	4,500,000	4,966,875

		9,035,871

Computers — 0.9%
Dell International LLC:
5.300%, 10/1/2029 (5)	2,500,000	2,856,656
8.350%, 7/15/2046 (5)	2,000,000	2,706,399
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (2)	2,000,000	2,313,575
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	1,091,000	1,171,772
4.875%, 6/1/2027 (2)	1,006,000	1,126,861

		10,175,263

Diversified Financial Services — 2.1%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (2)(5)	5,000,000	5,489,066
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,500,000	1,551,349
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	616,587
Jefferies Group LLC:
4.150%, 1/23/2030	5,000,000	5,656,971
6.500%, 1/20/2043 (2)	1,000,000	1,270,810
Legg Mason, Inc., 4.750%, 3/15/2026 (2)	1,950,000	2,322,595
Synchrony Financial, 3.950%, 12/1/2027	6,500,000	6,861,043

		23,768,421

Electric — 1.0%
Berkshire Hathaway Energy Co., 4.050%, 4/15/2025 (2)(5)	3,500,000	4,010,800
Consumers Energy Co., 2.500%, 5/1/2060 (2)	2,000,000	1,949,497
Duke Energy Florida LLC, 2.500%, 12/1/2029	5,000,000	5,486,166

		11,446,463

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	2,500,000	2,612,000

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food — 2.7%
Albertsons Cos. LLC, 5.750%, 3/15/2025	$1,375,000	$1,417,824
Conagra Brands, Inc., 5.400%, 11/1/2048 (2)	5,000,000	6,907,497
General Mills, Inc., 0.811% (LIBOR 3 Month + 54 basis points), 4/16/2021 (6)	1,725,000	1,729,661
JM Smucker Co., 2.375%, 3/15/2030 (2)	3,700,000	3,862,162
Kraft Heinz Foods Co., 4.375%, 6/1/2046	5,000,000	5,137,014
Kroger Co., 4.450%, 2/1/2047	5,000,000	6,169,941
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (2)(5)	5,500,000	5,658,125

		30,882,224

Healthcare-Services — 0.7%
Anthem, Inc., 2.375%, 1/15/2025 (2)	5,000,000	5,339,284
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	2,500,000	2,615,000

		7,954,284

Insurance — 2.4%
Brighthouse Financial, Inc., 5.625%, 5/15/2030 (2)	2,750,000	3,199,943
Five Corners Funding Trust II, 2.850%, 5/15/2030 (2)(5)	5,000,000	5,356,050
Manulife Financial Corp., 2.484%, 5/19/2027	3,500,000	3,777,197
Reinsurance Group of America, Inc., 3.150%, 6/15/2030 (2)	3,750,000	4,077,039
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	4,300,000	4,471,866
Unum Group, 5.750%, 8/15/2042	5,930,000	6,795,057

		27,677,152

Internet — 1.1%
eBay, Inc.:
1.138% (LIBOR 3 Month + 87 basis points), 1/30/2023 (6)	5,000,000	5,049,497
4.000%, 7/15/2042 (2)	3,500,000	3,920,201
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	3,500,000	3,849,621

		12,819,319

Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022 (2)	3,500,000	3,139,062

Lodging — 0.4%
MGM Resorts International, 6.750%, 5/1/2025 (2)	2,375,000	2,544,991
Wyndham Destinations Inc., 5.400%, 4/1/2024 (2)	2,250,000	2,295,000

		4,839,991

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp., 2.850%, 5/17/2024 (2)	5,000,000	5,407,374

Media — 1.6%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	7,788,525

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
Discovery Communications LLC, 5.300%, 5/15/2049 (2)	$5,000,000	$6,156,254
Univision Communications, Inc., 6.625%, 6/1/2027 (5)	1,350,000	1,356,858
ViacomCBS, Inc., 4.375%, 3/15/2043	3,500,000	3,737,033

		19,038,670

Mining — 0.7%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (2) (5)	1,200,000	1,336,500
Glencore Funding LLC:
4.000%, 3/27/2027 (5)	5,000,000	5,498,101
4.625%, 4/29/2024 (2) (5)	1,000,000	1,119,257

		7,953,858

Oil & Gas — 1.8%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023 (7)	5,000,000	518,225
EQT Corp., 3.900%, 10/1/2027 (2)	1,900,000	1,842,392
Exxon Mobil Corp., 3.095%, 8/16/2049 (2)	6,000,000	6,307,840
Gulfport Energy Corp., 6.000%, 10/15/2024 (2)	5,500,000	3,289,687
Occidental Petroleum Corp., 4.400%, 8/15/2049 (2)	2,250,000	1,738,564
Petroleos Mexicanos, 6.875%, 8/4/2026	2,611,000	2,669,343
Valaris PLC, 5.750%, 10/1/2044 (7)	1,668,000	126,009
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	5,500,000	4,019,125

		20,511,185

Pharmaceuticals — 1.4%
Bayer US Finance II LLC, 4.250%, 12/15/2025 (2) (5)	5,000,000	5,756,683
Mylan, Inc., 5.200%, 4/15/2048	5,000,000	6,333,676
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (2)	5,000,000	4,291,250

		16,381,609

Pipelines — 0.5%
Energy Transfer Operating LP, 5.150%, 3/15/2045	4,000,000	3,751,334
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	2,000,000	1,903,442

		5,654,776

Real Estate Investment Trusts — 1.5%
EPR Properties, 5.250%, 7/15/2023	910,000	914,128
iStar, Inc., 5.500%, 2/15/2026	7,000,000	6,940,220
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,337,500
Simon Property Group LP, 3.250%, 9/13/2049 (2)	5,000,000	4,762,486
Welltower, Inc., 4.500%, 1/15/2024 (2)	2,500,000	2,743,800

		17,698,134

Retail — 1.2%
Gap, Inc., 8.625%, 5/15/2025 (2) (5)	2,500,000	2,796,625
L Brands, Inc., 6.950%, 3/1/2033 (2)	1,500,000	1,370,340

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
Ross Stores, Inc., 4.600%, 4/15/2025 (2)	$3,250,000	$3,748,936
Starbucks Corp., 2.550%, 11/15/2030	2,650,000	2,817,150
Walgreens Boots Alliance, Inc., 3.200%, 4/15/2030	3,500,000	3,721,738

		14,454,789

Semiconductors — 0.8%
Broadcom, Inc., 4.110%, 9/15/2028 (5)	3,000,000	3,363,151
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (2)	5,000,000	6,033,662

		9,396,813

Software — 0.6%
CA, Inc., 4.700%, 3/15/2027 (2)	4,000,000	4,432,903
Oracle Corp., 2.400%, 9/15/2023 (2)	2,000,000	2,114,550

		6,547,453

Telecommunications — 1.3%
CenturyLink, Inc., 7.600%, 9/15/2039 (2)	4,000,000	4,608,880
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	3,503,963
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	6,000,000	6,632,910

		14,745,753

Water — 0.0%
American Water Capital Corp., 2.800%, 5/1/2030	250,000	276,212

Total Corporate Bonds & Notes (identified cost $429,930,671)		462,049,126

U.S. Government & U.S. Government Agency Obligations — 21.4%

U.S. Treasury Bonds & Notes — 21.4%
0.375%, 4/30/2025 (2)	25,000,000	25,149,414
1.500%, 10/31/2024	40,000,000	42,132,812
2.000%, 2/15/2025	25,000,000	26,960,938
2.000%, 8/15/2025	25,000,000	27,131,836
2.000%, 2/15/2050 (2)	9,830,000	11,129,403
2.250%, 8/15/2049	10,000,000	11,901,953
2.375%, 5/15/2029	5,000,000	5,748,633
2.750%, 6/30/2025	40,000,000	44,790,625
2.875%, 5/15/2049	20,150,000	26,991,555
3.000%, 8/15/2048 (2)	10,000,000	13,630,078
3.000%, 2/15/2049	5,000,000	6,838,672
3.375%, 11/15/2048	4,000,000	5,819,531

Total U.S. Government & U.S. Government Agency Obligations
(identified cost $220,693,934)		248,225,450

U.S. Government Agency-Mortgage Securities — 25.6%

Federal Home Loan Mortgage Corporation — 4.4%
3.000%, 11/1/2042	859,611	922,171
3.000%, 4/1/2043	1,068,679	1,168,278
3.000%, 4/1/2043	1,725,184	1,863,126
3.000%, 5/1/2043	1,766,309	1,893,552
3.000%, 7/1/2043	6,973,287	7,476,277
3.000%, 9/1/2043	7,118,027	7,627,457
3.000%, 4/1/2045	5,792,281	6,153,985
3.500%, 12/1/2040	652,012	716,262
3.500%, 12/1/2041	476,501	520,633
3.500%, 3/1/2042	167,483	181,531

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
3.500%, 12/1/2042	$414,392	$445,656
3.500%, 11/1/2043	4,123,929	4,457,957
3.500%, 1/1/2044	4,179,522	4,500,690
3.500%, 2/1/2044	4,420,702	4,758,785
3.500%, 11/1/2044	2,936,965	3,139,053
4.000%, 4/1/2026	198,894	211,290
4.000%, 12/1/2039	357,293	394,261
4.000%, 12/1/2040	1,865,389	2,054,405
4.000%, 3/1/2041	159,127	175,486
4.000%, 8/1/2041	102,405	113,128
4.000%, 11/1/2041	394,837	435,370
4.500%, 3/1/2039	79,686	89,042
4.500%, 5/1/2039	304,311	340,338
4.500%, 2/1/2040	77,376	86,523
4.500%, 2/1/2041	642,369	718,972
5.000%, 12/1/2035	42,526	48,920
5.000%, 1/1/2038	20,592	23,547
5.000%, 3/1/2038	72,216	83,171
5.000%, 3/1/2038	20,872	23,954
5.000%, 2/1/2039	135,849	148,756
5.000%, 1/1/2040	113,402	130,656
6.000%, 6/1/2037	33,579	38,678
6.000%, 1/1/2038	46,167	53,871

		50,995,781

Federal National Mortgage Association — 21.1%
2.000%, 7/1/2050	7,454,373	7,689,803
2.000%, 7/1/2050	19,889,460	20,517,620
2.000%, 8/1/2050	9,976,390	10,291,472
2.500%, 4/1/2050	19,974,531	20,990,155
2.500%, 9/1/2050	5,000,000	5,260,449
3.000%, 3/1/2043	2,260,104	2,440,338
3.000%, 7/1/2043	4,462,780	4,779,928
3.000%, 7/1/2043	9,227,289	9,921,532
3.000%, 9/1/2044	5,253,086	5,582,561
3.000%, 1/1/2045	6,131,321	6,534,975
3.000%, 6/1/2045	4,700,240	4,992,391
3.000%, 3/1/2046	9,568,651	10,128,387
3.000%, 7/1/2046	11,517,695	12,192,694
3.000%, 4/1/2049	15,916,651	16,790,455
3.000%, 9/1/2049	17,878,561	18,860,071
3.000%, 9/1/2049	17,769,996	18,745,546
3.000%, 11/1/2049	3,984,208	4,202,936
3.500%, 5/1/2042	779,423	846,048
3.500%, 10/1/2042	557,815	613,183
3.500%, 10/1/2042	555,177	602,593
3.500%, 10/1/2042	651,858	700,554
3.500%, 11/1/2042	354,437	384,283
3.500%, 12/1/2042	777,458	844,130
3.500%, 12/1/2047	3,130,633	3,314,717
3.500%, 3/1/2049	16,309,540	17,205,025
3.500%, 4/1/2049	8,419,393	8,889,554
3.500%, 6/1/2049	13,344,999	14,065,728
3.500%, 10/1/2049	7,871,454	8,297,157
4.000%, 11/1/2040	210,430	232,315
4.000%, 1/1/2041	251,442	274,121
4.000%, 2/1/2041	1,507,568	1,662,820
4.000%, 2/1/2041	308,180	339,738
4.000%, 3/1/2041	139,638	155,050
4.000%, 11/1/2041	226,665	249,111
4.000%, 9/1/2048	4,091,687	4,355,909
4.500%, 6/1/2039	453,958	507,273
4.500%, 8/1/2041	256,925	283,920

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.000%, 7/1/2022	$35,772	$37,722
5.000%, 3/1/2035	153,831	176,201
5.000%, 5/1/2042	338,844	386,174
5.500%, 2/1/2034	26,358	31,044
5.500%, 8/1/2037	261,275	307,814
5.500%, 6/1/2038	36,555	42,394
6.000%, 12/1/2038	13,535	15,408
6.500%, 10/1/2037	25,944	30,454
6.500%, 11/1/2037	13,258	15,083

		244,786,836

Government National Mortgage Association — 0.1%
4.000%, 10/15/2040	246,506	264,896
4.000%, 12/15/2040	342,166	370,844
4.000%, 4/15/2041	312,010	338,847
5.500%, 8/20/2038	49,873	55,318
5.500%, 2/15/2039	31,884	36,898
6.000%, 12/15/2038	36,760	41,865
6.000%, 1/15/2039	17,273	20,160

		1,128,828

Total U.S. Government Agency-Mortgage Securities
(identified cost $284,231,514)		296,911,445

Short-Term Investments — 7.9%

Collateral Pool Investments for Securities on Loan — 5.8%

Collateral pool allocation (3)		66,878,566

Mutual Funds — 2.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (4)	24,131,550	24,129,137

Total Short-Term Investments (identified cost $91,011,842)		91,007,703

Total Investments — 105.5% (identified cost $1,143,940,479)		1,222,489,136
Other Assets and Liabilities — (5.5)%		(63,516,915)

Total Net Assets — 100.0%		$1,158,972,221

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 4.4%
Goldman Sachs Money Market Fund — Premier Class, 0.020%	85,888,423	$85,888,423
State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.034%	86,223,792	86,223,792

Total Mutual Funds		172,112,215

Repurchase Agreements — 32.9%
Agreement with Canadian Imperial Bank of Commerce, 0.090%, dated 8/31/2020, to be repurchased at $200,000,500 on 9/1/2020, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2069, with a fair value of $204,000,076	$200,000,000	200,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Canadian Imperial Bank of Commerce, 0.100%, dated 8/3/2020, to be repurchased at $100,008,611 on 9/3/2020, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2050, with a fair value of $ 102,000,000	$100,000,000	$100,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 8/31/2020, to be repurchased at $11,581,267 on 9/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 4/15/2021, with a fair value of $11,812,945	11,581,267	11,581,267
Agreement with Fixed Income Clearing Corp., 0.080%, dated 8/31/2020, to be repurchased at $492,501,094 on 9/1/2020, collateralized by U.S. Government Treasury Obligation with various maturities to 8/31/2025, with a fair value of $502,350,005	492,500,000	492,500,000
Agreement with Goldman Sachs Group, Inc., 0.080%, dated 8/31/2020, to be repurchased at $175,000,389 on 9/1/2020, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2050, with a fair value of $178,500,000	175,000,000	175,000,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090%, dated 8/31/2020, to be repurchased at $130,000,325 on 9/1/2020, collateralized by U.S. Government Agency Obligation with various maturities to 9/1/2050, with a fair value of $132,600,000	130,000,000	130,000,000
Agreement with TD Securities USA LLC, 0.090%, dated 8/27/2020, to be repurchased at $185,003,238 on 9/3/2020, collateralized by U.S. Government Agency Obligation with various maturities to 11/15/2049, with a fair value of $188,703,402	185,000,000	185,000,000

Total Repurchase Agreements		1,294,081,267

U.S. Government & U.S. Government Agency Obligations — 49.6%

Federal Farm Credit Bank — 9.5%
0.101% 11/4/2020 (8)	5,000,000	4,999,111
0.122% 3/10/2021 (8)	5,000,000	4,996,833

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
0.150% (SOFR + 8 basis points) 11/27/2020 (6)	$7,000,000	$7,000,000
0.150% (SOFR + 8 basis points) 1/14/2021 (6)	7,000,000	7,000,000
0.162% (LIBOR 1 Month) 3/17/2021 (6)	15,000,000	14,999,488
0.173% (LIBOR 1 Month + 1 basis points) 12/11/2020 (6)	4,150,000	4,149,106
0.173% (LIBOR 1 Month + 1 basis points) 1/12/2021 (6)	7,000,000	6,998,883
0.175% (LIBOR 1 Month + 2 basis points) 9/9/2020 (6)	23,500,000	23,499,829
0.175% (U.S. Federal Funds Effective Rate (continuous series) + 9 basis points) 3/10/2021 (6)	15,000,000	14,999,611
0.177% (LIBOR 1 Month + 2 basis points) 3/17/2021 (6)	14,485,000	14,480,586
0.180% 7/13/2021	12,500,000	12,498,382
0.180% (SOFR + 11 basis points) 5/18/2021 (6)	15,000,000	15,000,000
0.187% (LIBOR 1 Month + 4 basis points) 9/18/2020 (6)	10,000,000	10,000,375
0.190% (SOFR + 12 basis points) 3/18/2021 (6)	10,000,000	10,000,792
0.200% (FCPR DLY - 305 basis points) 12/11/2020 (6)	15,000,000	14,999,585
0.203% 11/6/2020 (8)	15,000,000	14,994,500
0.215% 9/4/2020	25,000,000	25,000,102
0.230% (LIBOR 1 Month + 8 basis points) 2/1/2021 (6)	20,000,000	20,000,000
0.230% (SOFR + 16 basis points) 5/7/2021 (6)	9,000,000	9,001,863
0.244% (LIBOR 1 Month + 8 basis points) 8/13/2021 (6)	20,000,000	20,000,000
0.250% (FCPR DLY - 300 basis points) 3/22/2021 (6)	10,000,000	9,999,441
0.255% (LIBOR 1 Month + 10 basis points) 9/9/2021 (6)	4,000,000	4,000,000
0.255% (LIBOR 1 Month + 8 basis points) 8/25/2021 (6)	12,000,000	12,000,000
0.261% (LIBOR 1 Month + 11 basis points) 11/2/2021 (6)	10,000,000	10,000,000
0.310% (SOFR + 24 basis points) 7/7/2021 (6)	10,000,000	10,000,000
0.315% (LIBOR 1 Month + 16 basis points) 7/1/2021 (6)	14,000,000	14,000,000
0.320% (FCPR DLY - 293 basis points) 9/24/2020 (6)	20,000,000	20,001,996
0.340% (FCPR DLY - 291 basis points) 1/25/2021 (6)	24,000,000	24,014,229
0.350% (SOFR + 28 basis points) 4/1/2021 (6)	15,000,000	15,000,000

		373,634,712

Federal Home Loan Bank — 31.6%
0.091% 10/23/2020 (8)	15,000,000	14,998,050
0.091% 11/20/2020 (8)	25,000,000	24,995,000
0.093% (LIBOR 3 Month - 17 basis points) 1/22/2021 (6)	12,500,000	12,500,000
0.095% 11/6/2020 (8)	19,000,000	18,996,726
0.099% 11/27/2020 (8)	20,000,000	19,995,263
0.100% 11/19/2020 (8)	20,000,000	19,999,794
0.100% (SOFR + 3 basis points) 9/4/2020 (6)	25,000,000	25,000,000
0.100% (SOFR + 3 basis points) 11/6/2020 (6)	12,000,000	12,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
0.101% 9/18/2020 (8)	$1,600,000	$1,599,924
0.101% 10/9/2020 (8)	7,250,000	7,249,235
0.101% 12/11/2020 (8)	20,000,000	19,994,389
0.102% 11/18/2020 (8)	20,000,000	19,995,623
0.105% (SOFR + 4 basis points) 2/25/2021 (6)	15,000,000	15,000,000
0.107% (LIBOR 3 Month - 17 basis points) 1/8/2021 (6)	15,000,000	15,000,000
0.110% 11/13/2020 (8)	20,000,000	19,995,620
0.110% (SOFR + 4 basis points) 2/9/2021 (6)	12,000,000	12,000,000
0.110% (SOFR + 4 basis points) 2/26/2021 (6)	20,000,000	20,000,000
0.110% (SOFR + 4 basis points) 3/19/2021 (6)	20,000,000	20,000,000
0.110% (SOFR + 4 basis points) 4/23/2021 (6)	20,000,000	20,000,000
0.112% 12/2/2020 (8)	20,000,000	19,994,378
0.113% 11/12/2020 (8)	25,000,000	24,994,450
0.115% (SOFR + 5 basis points) 9/28/2020 (6)	29,000,000	28,999,438
0.119% 2/26/2021 (8)	15,000,000	14,991,323
0.120% (SOFR + 5 basis points) 1/22/2021 (6)	5,700,000	5,700,000
0.120% (SOFR + 5 basis points) 5/26/2021 (6)	20,000,000	20,000,000
0.122% 2/17/2021 (8)	15,000,000	14,991,550
0.125% 7/2/2021	10,000,000	9,997,322
0.125% (SOFR + 6 basis points) 5/14/2021 (6)	31,350,000	31,340,955
0.126% 2/10/2021 (8)	10,000,000	9,994,420
0.136% 1/20/2021 (8)	15,000,000	14,992,128
0.142% 10/2/2020 (8)	10,000,000	9,998,794
0.142% 10/14/2020 (8)	17,500,000	17,497,074
0.142% 11/30/2020 (8)	17,600,000	17,593,840
0.145% (SOFR + 8 basis points) 7/8/2021 (6)	29,500,000	29,493,074
0.145% (SOFR + 8 basis points) 7/23/2021 (6)	10,000,000	10,000,000
0.146% 9/25/2020 (8)	17,500,000	17,498,320
0.147% (LIBOR 1 Month - 1 basis points) 4/5/2021 (6)	15,000,000	15,000,000
0.150% (LIBOR 1 Month - 2 basis points) 4/27/2021 (6)	15,000,000	15,000,138
0.150% (SOFR + 8 basis points) 3/4/2021 (6)	20,000,000	20,000,000
0.150% (SOFR + 8 basis points) 2/18/2022 (6)	10,000,000	10,000,000
0.155% (SOFR + 9 basis points) 9/11/2020 (6)	22,250,000	22,250,000
0.160% 11/20/2020	15,800,000	15,799,794
0.160% 2/16/2021	15,000,000	14,999,742
0.160% 4/5/2021	15,000,000	14,998,889
0.160% (SOFR + 9 basis points) 12/4/2020 (6)	20,000,000	20,000,000
0.162% 11/23/2020 (8)	16,500,000	16,493,913
0.162% 1/6/2021 (8)	17,500,000	17,490,122
0.167% (LIBOR 1 Month + 1 basis points) 8/16/2021 (6)	25,000,000	25,003,671
0.170% 12/28/2020 (8)	11,000,000	10,993,943
0.170% (SOFR + 10 basis points) 12/23/2020 (6)	12,000,000	12,000,000

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
0.170% (SOFR + 10 basis points) 2/22/2021 (6)	$16,000,000	$16,000,000
0.173% (LIBOR 3 Month - 14 basis points) 12/18/2020 (6)	15,000,000	15,000,209
0.175% (SOFR + 11 basis points) 10/1/2020 (6)	13,000,000	13,000,000
0.177% 12/23/2020 (8)	12,000,000	11,993,446
0.178% 12/18/2020 (8)	2,089,000	2,087,903
0.178% 3/9/2021 (8)	8,621,000	8,613,079
0.181% (LIBOR 1 Month + 2 basis points) 3/19/2021 (6)	20,000,000	20,000,000
0.183% 10/23/2020	14,750,000	14,750,000
0.185% (SOFR + 12 basis points) 3/12/2021 (6)	11,000,000	11,000,000
0.188% 5/27/2021 (8)	12,000,000	11,983,473
0.190% (SOFR + 12 basis points) 10/7/2020 (6)	12,000,000	12,000,000
0.190% (SOFR + 12 basis points) 2/28/2022 (6)	15,000,000	15,000,000
0.200% (SOFR + 13 basis points) 10/16/2020 (6)	21,000,000	21,000,000
0.200% (SOFR + 13 basis points) 3/11/2021 (6)	20,000,000	20,000,000
0.205% (SOFR + 14 basis points) 3/10/2021 (6)	20,000,000	19,999,470
0.208% (LIBOR 1 Month + 5 basis points) 5/20/2021 (6)	20,000,000	20,000,000
0.210% (SOFR + 14 basis points) 8/18/2021 (6)	15,000,000	15,000,000
0.230% (SOFR + 16 basis points) 1/7/2021 (6)	15,000,000	15,000,000
0.230% (SOFR + 16 basis points) 5/7/2021 (6)	15,000,000	15,005,693
0.230% (SOFR + 16 basis points) 11/26/2021 (6)	15,000,000	15,000,000
0.240% (SOFR + 17 basis points) 4/9/2021 (6)	10,000,000	10,000,000
0.300% (SOFR + 23 basis points) 4/13/2021 (6)	15,000,000	15,000,000
0.305% 10/26/2020 (8)	15,000,000	14,993,125
0.325% 10/26/2020 (8)	15,000,000	14,992,667
0.407% 3/18/2021 (8)	10,000,000	9,978,000
0.417% 3/19/2021 (8)	10,000,000	9,977,336
1.375% 9/28/2020	24,700,000	24,722,536
1.875% 7/7/2021	4,920,000	4,991,832

		1,244,515,671

Federal Home Loan Mortgage Corporation — 1.9%
0.110% (SOFR + 4 basis points) 9/10/2020 (6)	20,000,000	20,000,000
0.210% (SOFR + 14 basis points) 12/10/2021 (6)	10,000,000	9,972,975
0.230% (SOFR + 16 basis points) 12/8/2021 (6)	10,000,000	10,000,000
0.260% (SOFR + 19 basis points) 6/2/2022 (6)	10,000,000	10,000,000
0.325% 10/19/2020 (8)	16,400,000	16,393,003
0.470% (SOFR + 40 basis points) 10/21/2021 (6)	10,500,000	10,500,000

		76,865,978

Federal National Mortgage Association — 3.0%
0.095% (SOFR + 3 basis points) 9/4/2020 (6)	20,000,000	20,000,000
0.145% (SOFR + 8 basis points) 10/30/2020 (6)	9,000,000	9,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal National Mortgage Association (continued)
0.200% (SOFR + 13 basis points) 6/11/2021 (6)	$20,000,000	$20,000,733
0.260% (SOFR + 19 basis points) 4/5/2021 (6)	17,500,000	17,500,000
0.350% (SOFR + 28 basis points) 7/6/2021 (6)	10,000,000	10,000,000
0.410% (SOFR + 34 basis points) 12/30/2021 (6)	15,000,000	15,000,000
1.375% 2/26/2021	25,447,000	25,601,345

		117,102,078

Sovereign — 3.6%
0.140% (3-Month T-Bill Index) 6/20/2027 (6)	13,997,561	13,997,561
0.140% (3-Month T-Bill Index) 6/20/2027 (6)	4,666,666	4,666,666
0.140% (3-Month T-Bill Index) 9/20/2027 (6)	14,000,000	14,000,000
0.170% (3-Month T-Bill Index) 1/20/2027 (6)	15,000,000	15,000,000
0.170% (3-Month T-Bill Index) 2/15/2028 (6)	9,788,880	9,788,880
0.170% (3-Month T-Bill Index) 1/15/2030 (6)	17,064,153	17,064,153
0.170% (3-Month T-Bill Index) 1/20/2035 (6)	13,000,000	13,000,000
0.170% (3-Month T-Bill Index) 1/20/2035 (6)	5,000,000	5,000,000
0.170% (3-Month T-Bill Index) 4/20/2035 (6)	5,000,000	5,000,000
0.170% (3-Month T-Bill Index) 4/20/2035 (6)	15,000,000	15,000,000
0.180% (3-Month T-Bill Index) 9/15/2026 (6)	9,000,000	9,000,000
0.180% (3-Month T-Bill Index) 8/13/2027 (6)	10,000,000	10,000,000
0.180% (3-Month T-Bill Index) 10/15/2030 (6)	10,000,000	10,000,000

		141,517,260

Total U.S. Government & U.S. Government Agency Obligations		1,953,635,699

U.S. Treasury Bills — 14.4%

U.S. Treasury Bonds & Notes — 14.4%
United States Treasury Bill:
0.071% 9/3/2020 (8)	25,000,000	24,999,903
0.073% 9/8/2020 (8)	25,000,000	24,999,648
0.076% 9/10/2020 (8)	25,000,000	24,999,531
0.081% 9/15/2020 (8)	25,000,000	24,999,227
0.099% 10/27/2020 (8)	25,000,000	24,996,208
0.101% 10/6/2020 (8)	25,000,000	24,997,569
0.101% 12/17/2020 (8)	20,000,000	19,994,056
0.102% 9/22/2020 (8)	45,000,000	44,997,349
0.104% 12/3/2020 (8)	45,000,000	44,988,043
0.105% 11/19/2020 (8)	20,000,000	19,995,458
0.120% 11/19/2020 (8)	20,000,000	19,994,799
0.132% 9/17/2020 (8)	15,000,000	14,999,133
0.136% 9/8/2020 (8)	20,000,000	19,999,477
0.142% 10/13/2020 (8)	20,000,000	19,996,733
0.146% 11/12/2020 (8)	15,000,000	14,995,680
0.147% 10/8/2020 (8)	20,000,000	19,997,019
0.149% 11/19/2020 (8)	17,500,000	17,494,374
0.152% 10/15/2020 (8)	15,000,000	14,997,245

Description	Principal Amount	Value
U.S. Treasury Bills (continued)

U.S. Treasury Bonds & Notes (continued)
0.168% 9/24/2020 (8)	$20,000,000	$19,997,879
0.175% 10/15/2020 (8)	15,000,000	14,996,838
United States Treasury Cash Management Bill:
0.099% 11/17/2020 (8)	20,000,000	19,995,829
0.104% 11/24/2020 (8)	20,000,000	19,995,217
0.105% 11/17/2020 (8)	20,000,000	19,995,572
0.108% 11/24/2020 (8)	20,000,000	19,995,053
0.132% 12/29/2020 (8)	15,000,000	14,993,554
United States Treasury Note, 0.244% (Treasury Money Market Yield 3 Month + 14 basis points), 4/30/2021 (6)	15,935,000	15,938,050

		568,349,444

Total Investments — 101.3% (at amortized cost)		3,988,178,625
Other Assets and Liabilities — (1.3)%		(50,817,947)

Total Net Assets — 100.0%		$3,937,360,678

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 95.0%

Alabama — 8.1%
Chatom Industrial Development Board, 0.375%, 8/1/2037 (6)	$5,600,000	$5,600,000
City of Oxford, 0.160%, 9/1/2041 (6)	12,745,000	12,745,000
Columbia Industrial Development Board, 0.080%, 12/1/2037 (6)	2,900,000	2,900,000
Industrial Development Board of the City of Mobile Alabama, 0.200%, 6/1/2034 (6)	10,000,000	10,000,000

		31,245,000

California — 2.8%
Tender Option Bond Trust Receipts/Certificates:
0.190% 11/1/2023 (5)(6)	2,070,000	2,070,000
0.240% 9/1/2042 (5)(6)	8,945,000	8,945,000

		11,015,000

Connecticut — 2.9%
State of Connecticut, 0.160%, 5/15/2034 (6)	11,400,000	11,400,000

Delaware — 1.6%
Tender Option Bond Trust Receipts/Certificates, 0.250%, 1/1/2027 (5)(6)	6,200,000	6,200,000

Florida — 11.4%
City of Jacksonville:
0.080% 8/1/2036 (6)	11,400,000	11,400,000
0.150% 9/8/2020 (6)	8,000,000	8,000,000
County of St. Lucie, 0.050%, 9/1/2028 (6)	3,000,000	3,000,000
Highlands County Health Facilities Authority:
0.090% 11/15/2035 (6)	4,950,000	4,950,000
0.090% 11/15/2037 (6)	10,500,000	10,500,000
JEA Water & Sewer System Revenue, 0.030%, 10/1/2038 (6)	6,230,000	6,230,000

		44,080,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois — 7.9%
Illinois Educational Facilities Authority, 0.090%, 7/1/2033 (6)	$1,046,000	$1,046,000
Illinois Finance Authority, 0.080%, 7/1/2038 (6)	504,000	504,000
Phoenix Realty Special Account-U LP, 0.160%, 7/1/2025 (6)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates:
0.170% 2/15/2025 (5)(6)	2,640,000	2,640,000
0.240% 1/1/2048 (5)(6)	4,500,000	4,500,000
0.290% 11/15/2025 (5)(6)	6,670,000	6,670,000
0.350% 1/1/2026 (5)(6)	7,000,000	7,000,000

		30,435,000

Indiana — 2.0%
Tender Option Bond Trust Receipts/Certificates, 0.240%, 5/14/2026 (5)(6)	7,770,000	7,770,000

Iowa — 3.4%
Iowa Finance Authority:
0.130% 9/1/2036 (6)	6,200,000	6,200,000
0.130% 12/1/2042 (6)	7,000,000	7,000,000

		13,200,000

Kentucky — 0.4%
Louisville and Jefferson County Metropolitan Sewer District, 3.000%, 10/23/2020	1,500,000	1,503,223

Maryland — 1.2%
Washington Suburban Sanitary Commission, 0.180%, County Guarantee, 6/1/2023 (6)	4,710,000	4,710,000

Michigan — 0.8%
Michigan Finance Authority, 0.590%, (SIFMA Municipal Swap Index Yield), 10/15/2038 (6)	3,000,000	3,000,000

Minnesota — 3.4%
City of Minneapolis St. Paul Housing & Redevelopment Authority, 0.020%, AGM, 8/15/2037 (6)	8,305,000	8,305,000
City of Ramsey, 0.290%, 12/1/2023 (6)	1,300,000	1,300,000
Minnesota Higher Education Facilities Authority, 0.200%, 3/1/2033 (6)	3,400,000	3,400,000

		13,005,000

Mississippi — 1.5%
County of Jackson, 0.030%, 6/1/2023 (6)	920,000	920,000
Mississippi Business Finance Corp., 1.500%, 5/1/2037 (6)	5,000,000	5,000,000

		5,920,000

Missouri — 3.4%
Tender Option Bond Trust Receipts/Certificates, 0.340%, 5/15/2041 (5)(6)	13,000,000	13,000,000

Nebraska — 0.2%
Nebraska Investment Finance Authority, 0.600%, 9/1/2031 (6)	600,000	600,000

Description	Principal Amount	Value
Municipals (continued)

New Hampshire — 2.6%
New Hampshire Business Finance Authority, 0.150%, 9/1/2030 (6)	$10,000,000	$10,000,000

New Jersey — 1.2%
Hudson County Improvement Authority, 2.000%, County Guarantee, 2/19/2021	2,800,000	2,813,078
Lyndhurst Township School District, 1.875%, 9/10/2020	2,000,000	2,000,289

		4,813,367

New York — 10.7%
City of New York:
0.040% 8/1/2024 (6)	3,120,000	3,120,000
0.040% 8/1/2044 (6)	12,300,000	12,300,000
Metropolitan Transportation Authority, 4.000%, 9/1/2020	5,000,000	5,000,000
New York City Housing Development Corp., 0.200%, 5/1/2052 (6)	9,500,000	9,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.040%, 8/1/2043 (6)	5,500,000	5,500,000
New York City Water & Sewer System:
0.020% 6/15/2048 (6)	1,475,000	1,475,000
0.040% 6/15/2039 (6)	300,000	300,000
0.070% 6/15/2035 (6)	1,095,000	1,095,000
New York State Dormitory Authority, 5.000%, 3/31/2021	3,000,000	3,077,089

		41,367,089

Ohio — 7.6%
American Municipal Power, Inc., 1.500%, 6/24/2021	2,000,000	2,017,174
County of Lake, 2.250%, 1/14/2021	2,975,000	2,987,148
Ohio State University, 0.070%, 12/1/2039 (6)	1,325,000	1,325,000
Port of Greater Cincinnati Development Authority:
0.170% 11/1/2023 (6)	1,000,000	1,000,000
0.170% 11/1/2025 (6)	210,000	210,000
State of Ohio:
0.070% 8/1/2021 (6)	700,000	700,000
5.000% 9/15/2020	5,000,000	5,005,159
Tender Option Bond Trust Receipts/Certificates:
0.270% 8/15/2025 (5)(6)	8,000,000	8,000,000
0.270% 6/1/2026 (5)(6)	4,000,000	4,000,000
0.290% 6/1/2026 (5)(6)	4,000,000	4,000,000

		29,244,481

South Carolina — 1.7%
Charleston County School District, 5.000%, SCSDE, 5/12/2021	3,000,000	3,083,406
South Carolina Educational Facilities Authority, 0.080%, 10/1/2039 (6)	3,615,000	3,615,000

		6,698,406

South Dakota — 3.2%
South Dakota Housing Development Authority:
0.210% 11/1/2048 (6)	6,030,000	6,030,000
0.260% 5/1/2048 (6)	6,350,000	6,350,000

		12,380,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Tennessee — 0.8%
Shelby County Health Educational & Housing Facilities Board, 0.030%, AGM, 6/1/2042 (6)	$3,000,000	$3,000,000

Texas — 10.0%
University of North Texas System:
0.170% 9/17/2020	8,280,000	8,280,000
0.170% 9/16/2020	4,950,000	4,950,000
City of Houston Combined Utility System Revenue, 0.090%, 5/15/2034 (6)	1,625,000	1,625,000
City of San Antonio, 0.180%, 1/6/2021	4,000,000	4,000,000
Harris County Health Facilities Development Corp., 0.020%, 12/1/2041 (6)	7,010,000	7,010,000
Tarrant County Cultural Education Facilities Finance Corp., 0.200%, 11/15/2033 (6)	600,000	600,000
Tender Option Bond Trust Receipts/Certificates, 0.290%, 7/1/2021 (5) (6)	12,100,000	12,100,000

		38,565,000

Utah — 1.4%
City of Murray, 0.020%, 5/15/2037 (6)	3,425,000	3,425,000
County of Weber, 0.090%, 2/15/2032	2,000,000	2,000,000

		5,425,000

Virginia — 0.9%
Loudoun County Economic Development Authority, 0.080%, 6/1/2043 (6)	3,510,000	3,510,000

Washington — 2.4%
Washington Health Care Facilities Authority, 5.625%, 1/1/2035	9,000,000	9,159,289
Washington State Housing Finance Commission, 0.110%, 7/1/2028 (6)	30,000	30,000

		9,189,289

Wisconsin — 1.5%
PMA Levy & Aid Anticipation Notes Program, 3.000%, 10/23/2020	2,500,000	2,506,067
Sauk Prairie School District, 2.000%, 12/9/2020	3,000,000	3,000,780
Wisconsin Health & Educational Facilities Authority, 0.120%, 5/1/2030 (6)	135,000	135,000

		5,641,847

Total Municipals		366,917,702

Mutual Funds — 4.8%
Blackrock Liquidity Funds Tempfund Portfolio — Institutional Class, 0.050%	2,017,805	2,017,805

Description	Shares	Value
Mutual Funds (continued)
Federated Institutional Tax-Free Cash Trust — Institutional Class, 0.010%	16,472,400	$16,472,400

Total Mutual Funds		18,490,205

Total Investments — 99.8% (at amortized cost)		385,407,907
Other Assets and Liabilities — 0.2%		719,952

Total Net Assets — 100.0%		$386,127,859

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 13.9%

Banks — 13.9%
Bank of Nova Scotia, 0.450% (U.S. Federal Funds Effective Rate (continuous series) + 36 basis points), 9/3/2020 (6)	$2,500,000	$2,500,000
Canadian Imperial Bank of Commerce:
0.100% 9/2/2020	17,500,000	17,500,000
0.320% (SOFR + 25 basis points), 3/2/2021 (6)	2,500,000	2,500,000
0.490% (U.S. Federal Funds Effective Rate (continuous series) + 40 basis points), 10/9/2020 (6)	2,500,000	2,500,000
Credit Agricole Corporate and Investment Bank:
0.317% (LIBOR 3 Month + 6 basis points), 2/12/2021 (6)	2,650,000	2,650,000
0.321% (LIBOR 3 Month + 7 basis points), 2/3/2021 (6)	3,000,000	3,000,038
Mizuho Bank, Ltd.:
0.255% (LIBOR 1 Month + 10 basis points), 9/8/2020 (6)	3,000,000	3,000,000
0.310% 9/8/2020	2,000,000	2,000,074
MUFG Bank, Ltd.:
0.291% 1/28/2021	3,000,000	3,000,000
0.709% (LIBOR 3 Month + 46 basis points), 2/4/2021 (6)	2,500,000	2,504,177
1.980% 10/15/2020	3,000,000	3,000,869
Nordea Bank AB, 0.347% (LIBOR 3 Month + 10 basis points), 5/21/2021 (6)	3,000,000	3,000,000
Norinchukin Bank, 1.250% 9/3/2020	3,000,000	3,000,000
Royal Bank of Canada:
0.270% (SOFR + 20 basis points), 8/6/2021	3,000,000	3,000,000
0.320% (SOFR + 25 basis points), 2/26/2021 (6)	3,250,000	3,248,394
0.428% (LIBOR 3 Month + 12 basis points), 6/18/2021 (6)	3,250,000	3,250,000
Skandinaviska Enskilda Banken AB:
0.338% (LIBOR 3 Month + 7 basis points), 10/9/2020 (6)	2,750,000	2,750,029
0.414% (LIBOR 3 Month + 11 basis points), 1/4/2021 (6)	2,500,000	2,500,210
0.452% (LIBOR 3 Month + 15 basis points), 10/2/2020 (6)	2,500,000	2,500,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
Sumitomo Mitsui Banking Corp.:
0.265% (LIBOR 1 Month + 11 basis points), 9/4/2020 (6)	$3,000,000	$3,000,000
0.293% (LIBOR 3 Month + 4 basis points), 11/13/2020 (6)	2,500,000	2,500,347
0.313% (LIBOR 1 Month + 13 basis points), 11/23/2020 (6)	3,150,000	3,150,000
0.384% (LIBOR 3 Month + 10 basis points), 1/6/2021 (6)	3,500,000	3,500,000
Toronto-Dominion Bank:
0.428% (LIBOR 3 Month + 11 basis points), 6/10/2021 (6)	3,250,000	3,250,000
0.490% (SOFR + 42 basis points), 9/30/2020 (6)	2,500,000	2,500,000

Total Certificates of Deposit		85,304,138

Commercial Paper — 70.5%

Asset-Backed Securities — 27.7%
CAFCO LLC:
0.213% 10/22/2020 (8)	3,500,000	3,498,959
0.233% 2/2/2021 (8)	2,500,000	2,497,540
0.335% 11/18/2020 (8)	3,500,000	3,497,497
Chesh LLC, 0.101% 9/1/2020 (8)	23,999,999	24,000,000
CRC Funding LLC, 0.193% 11/19/2020 (8)	3,000,000	2,998,749
Crown Point Capital Co. LLC:
0.284% 9/23/2020 (8)	3,000,000	2,999,487
0.304% 11/5/2020 (8)	3,000,000	2,998,375
0.315% 10/22/2020 (8)	3,000,000	2,998,682
0.325% 1/19/2021 (8)	2,500,000	2,496,889
0.406% 1/21/2021 (8)	3,000,000	2,995,267
1.321% 12/2/2020 (8)	2,500,000	2,491,758
Glencove Funding LLC:
0.205% (US0001W + 10 basis points), 2/19/2021 (5)(6)	5,000,000	5,000,000
0.213% (US0001W + 10 basis points), 2/1/2021 (5)(6)	7,500,000	7,500,000
LMA Americas LLC:
0.112% 9/3/2020 (8)	11,000,000	10,999,933
0.243% 10/9/2020 (8)	3,500,000	3,499,113
0.304% 9/14/2020 (8)	2,280,000	2,279,753
0.315% 11/17/2020 (8)	3,000,000	2,998,011
0.406% 11/4/2020 (8)	2,500,000	2,498,222
Longship Funding LLC:
0.101% 9/1/2020 (8)	20,000,000	20,000,000
0.142% 9/30/2020 (8)	3,500,000	3,499,605
Old Line Funding LLC:
0.315% 10/30/2020 (8)	4,000,000	3,997,968
0.335% 3/22/2021 (8)	4,000,000	3,992,593
Ridgefield Funding Co.:
0.122% 9/3/2020 (8)	15,000,000	14,999,900
0.203% 11/4/2020 (8)	3,000,000	2,998,933
0.213% 11/4/2020 (8)	4,000,000	3,998,507
Sheffield Receivables Co. LLC:
0.274% 12/21/2020 (8)	2,000,000	1,998,335
0.294% 11/9/2020 (8)	3,500,000	3,498,055
0.325% 1/12/2021 (8)	3,000,000	2,996,453
0.406% 11/2/2020 (8)	2,500,000	2,498,278
0.417% 11/17/2020 (8)	3,500,000	3,496,931
0.427% 11/5/2020 (8)	3,000,000	2,997,725
Thunder Bay Funding LLC:
0.254% 11/20/2020 (8)	1,275,000	1,274,292

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
0.264% 3/11/2021 (8)	$2,750,000	$2,746,207
0.274% 11/20/2020 (8)	4,000,000	3,997,600
0.447% 10/20/2020 (8)	2,500,000	2,498,503

		169,738,120

Auto Manufacturers — 0.9%
Toyota Motor Credit Corp.:
0.300% (LIBOR 1 Month + 13 basis points), 11/23/2020 (6)	3,000,000	3,000,000
0.303% (LIBOR 3 Month + 5 basis points), 11/13/2020 (6)	2,500,000	2,500,000

		5,500,000

Banks — 14.1%
Bank of Nova Scotia:
0.370% (LIBOR 3 Month + 9 basis points), 2/16/2021 (6)	2,500,000	2,500,011
0.649% (LIBOR 3 Month + 40 basis points), 5/4/2021 (6)	3,500,000	3,508,366
Credit Suisse AG, 0.501% (LIBOR 3 Month + 25 basis points), 11/2/2020 (6)	2,500,000	2,500,000
Manhattan Asset Funding Co. LLC:
0.152% 9/18/2020 (8)	3,500,000	3,499,752
0.183% 11/19/2020 (8)	2,571,000	2,569,984
0.243% 10/6/2020 (8)	3,500,000	3,499,183
0.243% 10/7/2020 (8)	3,500,000	3,499,160
0.304% 9/21/2020 (8)	3,750,000	3,749,375
0.345% 11/20/2020 (8)	3,500,000	3,497,356
National Australia Bank, Ltd., 0.256% (LIBOR 1 Month + 10 basis points), 4/30/2021 (5)(6)	3,000,000	3,000,051
Nationwide Building Society, 0.162% 9/11/2020 (8)	3,500,000	3,499,844
Skandinaviska Enskilda Banken AB, 0.233% 11/12/2020 (8)	3,000,000	2,998,620
Societe Generale, 0.101% 9/3/2020 (8)	10,000,000	9,999,944
Sumitomo Mitsui Banking Corp., 0.213% 11/25/2020 (8)	3,000,000	2,998,513
Swedbank AB, 0.101% 9/4/2020 (8)	15,000,000	14,999,875
Swedish Export Credit Corp.:
0.274% 12/1/2020 (8)	3,500,000	3,497,611
0.274% 12/1/2020 (8)	1,000,000	999,318
Toronto-Dominion Bank:
0.101% 9/3/2020 (8)	8,000,000	7,999,956
0.112% 9/8/2020 (8)	7,500,000	7,499,840

		86,316,759

Diversified Financial Services — 23.4%
Atlantic Asset Securitization LLC:
0.223% 11/18/2020 (8)	4,000,000	3,998,093
0.233% 2/3/2021 (8)	3,000,000	2,997,029
0.335% 12/8/2020 (8)	2,000,000	1,998,203
Collateralized Commercial Paper Co. LLC:
0.254% 2/8/2021 (8)	4,000,000	3,995,556
0.266% (LIBOR 1 Month + 11 basis points), 9/1/2020 (6)	10,000,000	10,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Diversified Financial Services (continued)
0.274% 2/2/2021 (8)	$3,000,000	$2,996,535
0.305% (LIBOR 3 Month + 5 basis points), 10/23/2020 (6)	2,500,000	2,500,000
0.386% 2/9/2021 (8)	3,000,000	2,994,902
Columbia Funding Co. LLC:
0.112% 9/8/2020 (8)	5,000,000	4,999,893
0.193% 10/16/2020 (8)	4,000,000	3,999,050
0.203% 11/17/2020 (8)	3,000,000	2,998,717
0.325% 12/2/2020 (8)	3,500,000	3,497,138
Erste Abwicklungsanstalt, 0.213% 9/8/2020 (8)	2,000,000	1,999,918
Natixis S.A., 0.320% (SOFR + 25 basis points), 2/12/2021 (6)	2,500,000	2,500,000
Regency Markets No. 1 LLC:
0.162% 9/8/2020 (8)	7,500,000	7,499,767
0.162% 9/15/2020 (8)	3,500,000	3,499,782
0.162% 9/25/2020 (8)	5,000,000	4,999,467
0.172% 9/3/2020 (8)	8,000,000	7,999,924
Sheffield Receivables Co. LLC, 0.450% 12/2/2020 (8)	3,500,000	3,500,000
Starbird Funding Corp.:
0.101% 9/1/2020 (8)	2,200,000	2,200,000
0.213% 12/14/2020 (8)	3,500,000	3,497,877
0.233% 2/10/2021 (8)	2,500,000	2,497,412
0.264% 11/9/2020 (8)	3,500,000	3,498,256
0.274% 9/16/2020 (8)	3,500,000	3,499,606
0.386% 11/9/2020 (8)	2,500,000	2,498,179
0.427% 9/22/2020 (8)	2,500,000	2,499,387
Versailles CDS LLC:
0.101% 9/2/2020 (8)	5,000,000	4,999,986
0.152% 9/1/2020 (8)	5,000,000	5,000,000
0.203% 11/3/2020 (8)	3,500,000	3,498,775
0.233% 11/5/2020 (8)	3,000,000	2,998,754
0.284% 9/2/2020 (8)	3,750,000	3,749,971
Victory Receivables Corp.:
0.091% 9/1/2020 (8)	10,000,000	10,000,000
0.122% 9/1/2020 (8)	5,000,000	5,000,000
0.203% 9/8/2020 (8)	3,500,000	3,499,864
0.223% 10/21/2020 (8)	2,500,000	2,499,236
0.264% 10/1/2020 (8)	3,000,000	2,999,350

		143,410,627

Integrated Oil — 4.4%
Equinor ASA, 0.101% 9/1/2020 (8)	23,500,000	23,500,000
Exxon Mobil Corp., 0.294% 9/25/2020 (8)	3,500,000	3,499,323

		26,999,323

Total Commercial Paper		431,964,829

Mutual Funds — 6.1%
Goldman Sachs Money Market Fund — Premier Class, 0.020%	20,054,009	20,054,009
State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.034%	17,053,173	17,053,173

Total Mutual Funds		37,107,182

Description	Principal Amount	Value
Repurchase Agreements — 7.7%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 8/31/2020, to be repurchased at $9,599,699 on 9/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 4/15/2021, with a fair value of $9,791,750	$9,599,699	$9,599,699
Agreement with Fixed Income Clearing Corp., 0.080%, dated 8/31/2020, to be repurchased at $2,500,006 on 9/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 6/15/2023, with a fair value of $2,550,089	2,500,000	2,500,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090%, dated 8/31/2020, to be repurchased at $25,000,063 on 9/1/2020, collateralized by U.S. Government Agency Obligation with a maturity of 6/20/2050, with a fair value of $25,500,001	25,000,000	25,000,000
Agreement with TD Securities USA LLC, 0.090%, dated 8/27/2020, to be repurchased at $10,000,175 on 9/3/2020, collateralized by U.S. Government Agency Obligation with a maturity of 8/15/2028, with a fair value of $10,200,213	10,000,000	10,000,000

Total Repurchase Agreements		47,099,699

U.S. Government & U.S. Government Agency Obligations — 1.8%

Federal Home Loan Mortgage Corporation — 0.9%
Federal Home Loan Mortgage Corporation, 0.470%, (SOFR + 40 basis points), 10/21/2021 (6)	5,250,000	5,250,000

Sovereign — 0.9%
Federal National Mortgage Association , 0.430%, (SOFR + 36 basis points), 1/20/2022 (6)	5,500,000	5,500,000

Total U.S. Government & U.S. Government Agency Obligations		10,750,000

Total Investments — 100.0% (at amortized cost)		612,225,848
Other Assets and Liabilities — 0.0%		125,347

Total Net Assets — 100.0%		$612,351,195

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 22.1%

Banks — 22.1%
Bank of Nova Scotia, 0.450% (U.S. Federal Funds Effective Rate (continuous series) + 36 basis points), 9/3/2020 (6)	$2,800,000	$2,800,019
Canadian Imperial Bank of Commerce:
0.100% 9/2/2020	10,000,000	10,000,003
0.320% (SOFR + 25 basis points), 3/2/2021 (6)	3,500,000	3,502,027
0.490% (U.S. Federal Funds Effective Rate (continuous series) + 40 basis points), 10/9/2020 (6)	3,000,000	3,000,848
Credit Agricole Corporate and Investment Bank:
0.317% (LIBOR 3 Month + 6 basis points), 2/12/2021 (6)	3,000,000	3,001,408
0.321% (LIBOR 3 Month + 7 basis points), 2/3/2021 (6)	3,250,000	3,251,577
Mizuho Bank, Ltd.:
0.255% (LIBOR 1 Month + 10 basis points), 9/8/2020 (6)	3,000,000	3,000,078
0.310% 9/8/2020	2,000,000	2,000,090
MUFG Bank, Ltd.:
0.290% 1/28/2021	2,500,000	2,500,572
0.709% (LIBOR 3 Month + 46 basis points), 2/4/2021 (6)	3,000,000	3,004,999
1.980% 10/15/2020 (6)	3,000,000	3,006,947
Nordea Bank AB, 0.347% (LIBOR 3 Month + 10 basis points), 5/21/2021 (6)	3,000,000	3,002,695
Norinchukin Bank, 1.250% 9/3/2020	4,000,000	4,000,390
Royal Bank of Canada:
0.270% (SOFR + 20 basis points), 8/6/2021 (6)	2,500,000	2,499,622
0.320% (SOFR + 25 basis points), 2/26/2021 (6)	2,750,000	2,751,653
0.428% (LIBOR 3 Month + 12 basis points), 6/18/2021 (6)	2,750,000	2,752,291
Skandinaviska Enskilda Banken AB:
0.338% (LIBOR 3 Month + 7 basis points), 10/9/2020 (6)	2,750,000	2,750,325
0.414% (LIBOR 3 Month + 11 basis points), 1/4/2021 (6)	2,500,000	2,501,075
0.452% (LIBOR 3 Month + 15 basis points), 10/2/2020 (6)	3,500,000	3,500,539
Sumitomo Mitsui Banking Corp.:
0.265% (LIBOR 1 Month + 11 basis points), 9/4/2020 (6)	3,000,000	3,000,049
0.294% (LIBOR 3 Month + 4 basis points), 11/13/2020 (6)	2,500,000	2,500,325
0.313% (LIBOR 1 Month + 13 basis points), 11/23/2020 (6)	2,750,000	2,750,701
0.384% (LIBOR 3 Month + 10 basis points), 1/6/2021 (6)	3,000,000	3,001,093
0.647% (LIBOR 3 Month + 39 basis points), 2/12/2021 (6)	3,000,000	3,005,127
Toronto-Dominion Bank:
0.428% (LIBOR 3 Month + 11 basis points), 6/10/2021 (6)	2,500,000	2,501,253

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
0.490% (SOFR + 42 basis points), 9/30/2020 (6)	$2,750,000	$2,750,825

Total Certificates of Deposit (identified cost $82,309,020)		82,336,531

Commercial Paper — 63.7%

Asset-Backed Securities — 25.7%
CAFCO LLC, 0.335% 11/18/2020 (8)	2,500,000	2,499,265
Chesh LLC, 0.101% 9/1/2020 (8)	14,000,000	13,950,895
Crown Point Capital Co. LLC:
0.284% 9/23/2020 (8)	2,500,000	2,499,441
0.304% 11/5/2020 (8)	2,500,000	2,499,216
0.315% 10/22/2020 (8)	2,500,000	2,499,220
0.325% 1/19/2021 (8)	2,500,000	2,497,924
0.406% 1/21/2021 (8)	2,500,000	2,497,885
1.321% 12/2/2020 (8)	2,500,000	2,498,734
LMA Americas LLC:
0.112% 9/3/2020 (8)	3,100,000	3,099,968
0.284% 9/14/2020 (8)	2,600,000	2,599,858
0.304% 9/14/2020 (8)	2,000,000	1,999,891
0.315% 11/17/2020 (8)	2,500,000	2,499,009
0.356% 12/7/2020 (8)	2,500,000	2,498,653
0.406% 11/4/2020 (8)	2,500,000	2,499,233
Longship Funding LLC, 0.101% 9/1/2020 (8)	7,500,000	7,499,972
Old Line Funding LLC:
0.315% 10/30/2020 (8)	3,000,000	2,999,275
0.335% 3/22/2021 (8)	3,000,000	2,996,786
Ridgefield Funding Co., 0.122% 9/3/2020 (8)	15,000,000	14,999,842
Sheffield Receivables Co. LLC:
0.294% 11/9/2020 (8)	2,500,000	2,499,149
0.325% 1/12/2021 (8)	2,500,000	2,498,046
0.406% 11/2/2020 (8)	2,500,000	2,499,265
0.417% 11/17/2020 (8)	2,500,000	2,499,009
0.427% 11/5/2020 (8)	2,000,000	1,999,373
Thunder Bay Funding LLC:
0.264% 3/11/2021 (8)	3,000,000	2,996,272
0.274% 11/20/2020 (8)	3,000,000	2,999,149
0.447% 10/20/2020 (8)	2,500,000	2,499,601

		95,624,931

Auto Manufacturers — 0.8%
Toyota Motor Credit Corp., 0.303% (LIBOR 3 Month + 5 basis points), 11/13/2020 (6)	3,000,000	3,000,000

Banks — 13.6%
Bank of Nova Scotia:
0.370% (LIBOR 3 Month + 9 basis points), 2/16/2021 (6)	2,500,000	2,501,431
0.649% (LIBOR 3 Month + 40 basis points), 5/4/2021 (6)	3,000,000	3,008,067
Credit Suisse AG, 0.501% (LIBOR 3 Month + 25 basis points), 11/2/2020 (6)	3,000,000	3,001,346
Manhattan Asset Funding Co. LLC:
0.304% 9/21/2020 (8)	2,250,000	2,249,844
0.345% 11/20/2020 (8)	2,500,000	2,499,241
National Australia Bank, Ltd., 0.256% (LIBOR 1 Month + 10 basis points), 4/30/2021 (5)(6)	2,500,000	2,500,818

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

August 31, 2020

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Banks (continued)
Nationwide Building Society, 0.162% 9/11/2020 (8)	$3,000,000	$2,999,876
Societe Generale, 0.101% 9/3/2020 (8)	10,000,000	9,999,913
Swedbank AB:
0.101% 9/1/2020 (8)	5,000,000	4,999,988
0.101% 9/4/2020 (8)	7,500,000	7,499,924
Toronto-Dominion Bank:
0.101% 9/3/2020 (8)	5,000,000	4,999,965
0.112% 9/8/2020 (8)	4,500,000	4,499,914

		50,760,327

Diversified Financial Services — 18.4%
Atlantic Asset Securitization LLC, 0.335% 12/8/2020 (8)	2,000,000	1,999,296
Collateralized Commercial Paper Co. LLC:
0.266% (LIBOR 1 Month + 11 basis points), 9/1/2020 (6)	5,000,000	5,000,000
0.274% 2/2/2021 (8)	2,500,000	2,497,664
0.305% (LIBOR 3 Month + 5 basis points), 10/23/2020 (6)	3,000,000	3,000,276
0.386% 2/9/2021 (8)	2,500,000	2,497,536
Columbia Funding Co. LLC:
0.112% 9/8/2020 (8)	5,000,000	4,999,868
0.325% 12/2/2020 (8)	3,000,000	2,998,094
Natixis S.A., 0.320% (SOFR + 25 basis points), 2/12/2021 (6)	3,000,000	3,001,786
Regency Markets No. 1 LLC:
0.162% 9/8/2020 (8)	5,000,000	4,999,849
0.172% 9/3/2020 (8)	5,500,000	5,499,938
Sheffield Receivables Co. LLC, 0.450% 12/2/2020	2,500,000	2,501,955
Starbird Funding Corp.:
0.101% 9/1/2020 (8)	2,265,000	2,264,992
0.274% 9/16/2020 (8)	2,750,000	2,749,822
0.386% 11/9/2020 (8)	2,000,000	1,999,320
0.427% 9/22/2020 (8)	2,500,000	2,499,771
Versailles CDS LLC:
0.101% 9/2/2020 (8)	5,000,000	4,999,956
0.284% 9/2/2020 (8)	2,500,000	2,499,978
Victory Receivables Corp.:
0.091% 9/1/2020 (8)	10,000,000	9,999,963
0.264% 10/1/2020 (8)	2,500,000	2,499,666

		68,509,730

Integrated Oil — 5.2%
Equinor ASA, 0.101% 9/1/2020 (8)	14,000,000	13,999,957
Exxon Mobil Corp.:
0.294% 9/25/2020 (8)	2,500,000	2,499,875
0.416% 9/22/2020 (8)	3,000,000	2,999,872

		19,499,704

Total Commercial Paper (identified cost $237,403,083)		237,394,692

Description	Shares or Principal Amount	Value
Mutual Funds — 6.0%
Goldman Sachs Money Market Fund — Premier Class, 0.018%	10,647,885	$10,647,885
State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.034%	11,523,155	11,523,155

Total Mutual Funds (identified cost $22,171,040)		22,171,040

Repurchase Agreements — 6.7%
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090%, dated 8/31/2020, to be repurchased at $20,000,050 on 9/1/2020, collateralized by U.S. Government Agency Obligation with a maturity of 6/20/2050, with a fair value of $20,400,000	$20,000,000	20,000,000
Agreement with TD Securities USA LLC, 0.090%, dated 8/27/2020, to be repurchased at $5,000,088 on 9/3/2020, collateralized by U.S. Government Agency Obligation with a maturity of 8/15/2028, with a fair value of $5,100,107	5,000,000	5,000,000

Total Repurchase Agreements (identified cost $25,000,000)		25,000,000

U.S. Government & U.S. Government Agency Obligations — 1.5%

Federal Home Loan Mortgage Corporation — 0.7%
Federal Home Loan Mortgage Corporation, 0.470%, (SOFR + 40 basis points), 10/21/2021 (6)	2,750,000	2,751,012

Sovereign — 0.8%
Federal National Mortgage Association , 0.430%, (SOFR + 36 basis points), 1/20/2022 (6)	2,750,000	2,758,297

Total U.S. Government & U.S. Government Agency Obligations		5,509,309

Total Investments — 100.0% (identified cost $372,383,143)		372,411,572
Other Assets and Liabilities — (0.0)%		(2,597)

Total Net Assets — 100.0%		$372,408,975

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2020. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of August 31, 2020. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. For all items listed as “Other securities” in this summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of August 31, 2020. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.

(1)	Non-income producing.
(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2020 these securities amounted to:

	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$353,641	2.56%

Disciplined International Equity Fund	800,911	2.05

LGM Emerging Markets Equity Fund	7,683,457	2.96

Ultra Short Tax-Free Fund	67,046,481	12.49

Short Tax-Free Fund	4,995,782	3.90

Short-Term Income Fund	24,171,739	10.21

Intermediate Tax-Free Fund	54,471,142	2.92

	Amount	% of Total Net Assets
Strategic Income Fund	$28,059,761	39.40%

Corporate Income Fund	65,623,313	16.37

Core Plus Bond Fund	136,626,272	11.79

Tax-Free Money Market Fund	86,895,000	22.50

Prime Money Market Fund	15,500,051	2.53

Institutional Prime Money Market Fund	2,500,818	0.67

(6)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2020. Rate fluctuations are based on underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(7)	Issue is in default or bankruptcy.
(8)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms may be referenced throughout this report:

ACA     — American Capital Access Corporation

ADED   — Arkansas Department of Economic Development

ADR    — American Depository Receipt

AGC     — Assured Guaranty Corporation

AGM   — Assured Guaranty Municipal

AMBAC   — American Municipal Bond Assurance Corporation

AMT    — Alternative Minimum Tax

BAM   — Build America Mutual Assurance Company

BHAC   — Berkshire Hathaway Assurance Corporation

BMA   — Bond Market Association

CFC    — Cooperative Finance Corporation

CIFG    — CDC IXIS Financial Guaranty

CMI     — California Mortgage Insurance

COLL   — Collateralized

ETF    — Exchange Traded Fund

FCPR DLY  — Federal Reserve Bank Prime Loan Rate

FDIC    — Federal Depository Insurance Corporation

FGIC    — Financial Guaranty Insurance Corporation

FHA     — Federal Housing Administration

FHLB    — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

FRN     — Floating Rate Note

FSA     — Financial Security Assurance Corporation

GDR    — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO    — Government Obligation

HFDC    — Health Facility Development Corporation

HUD    — Department of Housing and Urban Development

IDC    — Industrial Development Corporation

IMI      — Investors Mortgage Insurance Company

INS      — Insured

LIBOR     — London Interbank Offered Rate

LIQ      — Liquidity Agreement

LLC      — Limited Liability Corporation

LOC     — Letter of Credit

LP      — Limited Partnership

LT      — Limited Tax

MAC     — Municipal Assurance Corporation

MBIA   — Municipal Bond Insurance Association

MHF     — Maryland Housing Fund

MTN     — Medium Term Note

NATL    — National Public Finance Guarantee

PCA     — Pollution Control Authority

PLC      — Public Limited Company

PSF      — Permanent School Fund Guaranteed

PUFG    — Permanent University Fund Guarantee

Q-SBLF    — Qualified School Bond Loan Fund

RADIAN  — Radian Asset Assurance

REITs    — Real Estate Investment Trusts

REMIC    — Real Estate Mortgage Investment Conduit

SAW     — State Aid Withholding

SIFMA    — Securities Industry and Financial Markets Association

SOFR    — Secured Overnight Financing Rate

TCRs     — Transferable Custody Receipts

TLGP    — Temporary Liquidity Guarantee Program

TRANs    — Tax and Revenue Anticipation Notes

UT     — Unlimited Tax

VRNs    — Variable Rate Notes

XLCA    — XL Capital Assurance

August 31, 2020

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$276,199,131	(1)	$284,107,375	(1)	$313,882,771	(1)	$502,102,900	(1)	$114,260,684	(1)
Cash sweep investments in affiliated issuers, at value	4,254,460		5,160,131		3,589,882		2,951,726		1,403,585
Dividends and interest receivable	633,177		605,121		553,299		341,138		223,252
Receivable for investments sold	—		324,017		—		—		—
Receivable for capital stock sold	353,196		175,549		142,432		255,736		50,796
Prepaid expenses and other receivables	43,325		25,890		30,044		41,580		29,973

Total assets	281,483,289		290,398,083		318,198,428		505,693,080		115,968,290

Liabilities:
Payable for return of securities lending collateral	21,952,763		45,096,198		57,069,363		46,454,500		9,514,603
Payable for capital stock redeemed	249,069		112,326		150,725		1,233,191		34,859
Payable to affiliates, net (Note 5)	110,605		106,471		84,330		140,961		67,453
Payable to custodian	—		324,017		—		—		—
Other liabilities	35,481		41,765		63,074		67,775		49,959

Total liabilities	22,347,918		45,680,777		57,367,492		47,896,427		9,666,874

Total net assets	$259,135,371		$244,717,306		$260,830,936		$457,796,653		$106,301,416

Net assets consist of:
Paid-in capital	$234,638,969		$226,415,625		$243,798,328		$236,506,397		$110,544,955
Distributable earnings (accumulated loss)	24,496,402		18,301,681		17,032,608		221,290,256		(4,243,539)

Total net assets	$259,135,371		$244,717,306		$260,830,936		$457,796,653		$106,301,416

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$22.24		$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	15.06		13.66		13.52		22.22		9.07
Offering price per share(2)	15.85		14.38		14.23		23.39		9.55
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	15.12		13.62		13.53		22.49		9.01
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		13.55		22.56		9.02

Net assets:
Investor class of shares	$—		$—		$—		$66,446,570		$—
Advisor class of shares	41,687,574		8,789,488		14,046,639		686,838		28,113,536
Institutional class of shares	217,447,797		235,927,818		213,465,960		121,957,677		65,344,594
Retirement class R-6 of shares	—		—		33,318,337		268,705,568		12,843,286

Total net assets	$259,135,371		$244,717,306		$260,830,936		$457,796,653		$106,301,416

Shares outstanding:
Investor class of shares	—		—		—		2,987,089		—
Advisor class of shares	2,768,292		643,337		1,039,183		30,905		3,099,332
Institutional class of shares	14,380,726		17,327,379		15,775,462		5,421,575		7,255,028
Retirement class R-6 of shares	—		—		2,459,232		11,913,081		1,423,732

Total shares outstanding	17,149,018		17,970,716		19,273,877		20,352,650		11,778,092

Investments, at cost:
Investments in unaffiliated issuers	$235,985,676		$240,162,836		$286,512,831		$300,497,561		$112,319,850
Cash sweep investments in affiliated issuers	4,255,311		5,160,844		3,590,044		2,952,316		1,403,866

Total investments, at cost	$240,240,987		$245,323,680		$290,102,875		$303,449,877		$113,723,716

(1)	Including $21,314,548, $43,785,153, $55,410,232, $45,103,966 and $9,237,992 respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2020

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund		Disciplined International Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$112,027,178	(1)	$55,842,193	(1)	$116,532,016	(1)	$13,606,631	(1)	$37,831,969	(1)
Cash sweep investments in affiliated issuers, at value	1,582,909		1,651,709		1,915,098		602,477		1,417,393
Cash denominated in foreign currencies	—		—		—		13,543	(2)	15,554	(2)
Dividends and interest receivable	45,502		57,040		21,254		62,189		321,319
Receivable for investments sold	—		1,491,165		—		—		—
Receivable for capital stock sold	49,400		28,053		34,949		35		—
Receivable from affiliates, net (Note 5)	—		—		—		11,529		10,884
Prepaid expenses and other receivables	29,653		26,362		23,550		26,033		30,472

Total assets	113,734,642		59,096,522		118,526,867		14,322,437		39,627,591

Liabilities:
Payable for return of securities lending collateral	13,636,803		6,858,721		21,305,052		430,413		532,390
Payable for investments purchased	—		1,814,100		—		—		—
Payable for capital stock redeemed	66,929		15,070		35,196		—		943
Payable for foreign tax expense	—		—		—		3,898		1,149
Payable to affiliates, net (Note 5)	59,663		13,293		58,018		—		—
Other liabilities	45,502		27,269		51,401		48,029		54,510

Total liabilities	13,808,897		8,728,453		21,449,667		482,340		588,992

Total net assets	$99,925,745		$50,368,069		$97,077,200		$13,840,097		$39,038,599

Net assets consist of:
Paid-in capital	$72,317,226		$55,234,010		$78,808,782		$15,486,541		$41,958,631
Distributable earnings (accumulated loss)	27,608,519		(4,865,941)		18,268,418		(1,646,444)		(2,920,032)

Total net assets	$99,925,745		$50,368,069		$97,077,200		$13,840,097		$39,038,599

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$14.87		$10.30		$16.64		$10.27		$9.71
Offering price per share(3)	15.65		10.84		17.52		10.81		10.22
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	15.92		10.48		17.55		10.36		9.74
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	16.11		10.59		—		—		—

Net assets:
Advisor class of shares	$14,016,036		$1,575,122		$27,151,606		$100,889		$139,330
Institutional class of shares	78,142,593		41,135,223		69,925,594		13,739,208		38,899,269
Retirement class R-6 of shares	7,767,116		7,657,724		—		—		—

Total net assets	$99,925,745		$50,368,069		$97,077,200		$13,840,097		$39,038,599

Shares outstanding:
Advisor class of shares	942,577		152,934		1,632,172		9,821		14,347
Institutional class of shares	4,909,331		3,923,396		3,984,421		1,325,775		3,995,704
Retirement class R-6 of shares	482,063		722,809		—		—		—

Total shares outstanding	6,333,971		4,799,139		5,616,593		1,335,596		4,010,051

Investments, at cost:
Investments in unaffiliated issuers	$91,755,606		$55,596,453		$101,060,705		$11,849,747		$33,520,676
Cash sweep investments in affiliated issuers	1,583,226		1,651,980		1,915,389		602,511		1,417,570

Total investments, at cost	$93,338,832		$57,248,433		$102,976,094		$12,452,258		$34,938,246

(1)	Including $13,240,351, $6,659,323, $20,685,668, $407,443 and $504,303 respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $13,326 and $15,271, respectively.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2020

Statements of Assets and Liabilities	BMO Funds

	Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund
Assets:
Investments in unaffiliated issuers, at value	$656,049,299	(1)	$248,832,513		$527,063,541		$127,061,534		$253,320,918	(1)
Cash sweep investments in affiliated issuers, at value	48,529,250		5,950,565		—		—		7,069,356
Investments in repurchase agreements	—		—		6,725,349		902,979		—
Cash	—		—		206,889		14,778		—
Cash denominated in foreign currencies	228,473	(2)	365,832	(2)	—		—		—
Dividends and interest receivable	5,912,233		147,572		2,576,260		1,114,660		1,113,917
Receivable for investments sold	1,367,248		5,493,499		—		—		—
Receivable for capital stock sold	2,673,614		360,143		7,295,365		159,448		2,327,025
Prepaid expenses and other receivables	42,620		19,920		39,834		27,812		28,845

Total assets	714,802,737		261,170,044		543,907,238		129,281,211		263,860,061

Liabilities:
Payable for return of securities lending collateral	17,734,286		—		—		—		26,622,189
Payable for investments purchased	882,854		—		6,091,685		1,103,060		—
Payable for capital stock redeemed	409,230		261,910		853,045		36,227		330,305
Payable for foreign tax expense	211,973		892,334		—		—		—
Payable to affiliates, net (Note 5)	440,793		127,502		103,642		34,191		31,384
Payable for capital gains distribution	—		—		43,420		—		—
Payable for income distribution	—		—		148,294		114,014		138,552
Other liabilities	136,261		196,442		64,118		44,140		50,482

Total liabilities	19,815,397		1,478,188		7,304,204		1,331,632		27,172,912

Total net assets	$694,987,340		$259,691,856		$536,603,034		$127,949,579		$236,687,149

Net assets consist of:
Paid-in capital	$646,467,891		$242,674,929		$535,402,012		$126,007,021		$232,941,788
Distributable earnings	48,519,449		17,016,927		1,201,022		1,942,558		3,745,361

Total net assets	$694,987,340		$259,691,856		$536,603,034		$127,949,579		$236,687,149

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$13.56		$15.22		$10.09		$10.29		$9.55
Offering price per share	14.27	(3)	16.02	(3)	10.30	(4)	10.50	(4)	—
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	13.29		15.16		10.08		10.30		9.57
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	13.31		—		—		—		—

Net assets:
Advisor class of shares	$1,815,592		$3,895,509		$12,997,957		$3,464,722		$20,404,083
Institutional class of shares	463,023,344		255,796,347		523,605,077		124,484,857		216,283,066
Retirement class R-6 of shares	230,148,404		—		—		—		—

Total net assets	$694,987,340		$259,691,856		$536,603,034		$127,949,579		$236,687,149

Shares outstanding:
Advisor class of shares	133,930		255,889		1,287,685		336,571		2,136,164
Institutional class of shares	34,834,590		16,876,080		51,920,748		12,085,962		22,599,947
Retirement class R-6 of shares	17,295,248		—		—		—		—

Total shares outstanding	52,263,768		17,131,969		53,208,433		12,422,533		24,736,111

Investments, at cost:
Investments in unaffiliated issuers	$588,153,592		$205,533,139		$531,817,214		$125,830,241		$247,829,138
Cash sweep investments in affiliated issuers	48,527,639		5,951,755		—		—		7,070,770

Total investments, at cost	$636,681,231		$211,484,894		$531,817,214		$125,830,241		$254,899,908

(1)	Including $16,830,531 and $25,848,223 respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $228,398 and $369,252.
(3)	Computation of offering price per share 100/95 of net asset value.
(4)	Computation of offering price per share 100/98 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2020

Statements of Assets and Liabilities	BMO Funds

	Intermediate Tax-Free Fund	Strategic Income Fund		Corporate Income Fund		Core Plus Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$1,845,771,591	$77,527,181	(1)	$443,710,951	(1)	$1,198,359,999	(1)
Cash sweep investments in affiliated issuers, at value	—	702,920		18,017,006		24,129,137
Investments in repurchase agreements	2,334,710	—		—		—
Dividends and interest receivable	18,144,527	931,059		3,504,588		7,141,825
Receivable for investments sold	2,508,325	117,864		—		—
Receivable for capital stock sold	3,704,342	479,446		430,812		4,660,272
Prepaid expenses and other receivables	64,476	35,527		28,239		35,952

Total assets	1,872,527,971	79,793,997		465,691,596		1,234,327,185

Liabilities:
Payable for return of securities lending collateral	—	7,990,849		61,602,281		66,878,566
Payable for investments purchased	5,735,470	430,301		2,500,000		6,999,930
Payable for capital stock redeemed	2,048,096	63,859		338,769		879,877
Payable for foreign tax expense	—	162		288		575
Payable to affiliates, net (Note 5)	450,244	15,219		119,100		276,038
Payable for income distribution	1,046,263	29,509		297,008		210,549
Other liabilities	210,673	38,982		52,950		109,429

Total liabilities	9,490,746	8,568,881		64,910,396		75,354,964

Total net assets	$1,863,037,225	$71,225,116		$400,781,200		$1,158,972,221

Net assets consist of:
Paid-in capital	$1,786,061,240	$71,907,914		$367,272,233		$1,089,178,837
Distributable earnings (accumulated loss)	76,975,985	(682,798)		33,508,967		69,793,384

Total net assets	$1,863,037,225	$71,225,116		$400,781,200		$1,158,972,221

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.50	$9.44		$14.28		$12.42
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	11.50	9.44		14.28		12.41
Offering price per share(2)	11.92	9.78		14.80		12.86
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	11.49	9.43		14.26		12.41

Net assets:
Investor class of shares	$440,188,974	$52,054,386		$98,766,156		$92,258,536
Advisor class of shares	5,015,749	12,857,867		3,719,273		4,437,657
Institutional class of shares	1,417,832,502	6,312,863		298,295,771		1,062,276,028

Total net assets	$1,863,037,225	$71,225,116		$400,781,200		$1,158,972,221

Shares outstanding:
Investor class of shares	38,267,338	5,515,505		6,916,744		7,430,928
Advisor class of shares	436,090	1,362,441		260,502		357,465
Institutional class of shares	123,390,260	669,278		20,912,743		85,587,262

Total shares outstanding	162,093,688	7,547,224		28,089,989		93,375,655

Investments, at cost:
Investments in unaffiliated issuers	$1,737,426,121	$75,700,996		$411,045,585		$1,119,807,203
Cash sweep investments in affiliated issuers	—	703,024		18,018,845		24,133,276

Total investments, at cost	$1,737,426,121	$76,404,020		$429,064,430		$1,143,940,479

(1)	Including $7,758,537, $59,811,368 and $64,934,259 respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2020

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$2,694,097,358	$385,407,907	$565,126,149	$347,411,572
Investments in repurchase agreements	1,294,081,267	—	47,099,699	25,000,000
Cash	—	1,000	95,904	—
Dividends and interest receivable	578,022	855,098	122,901	123,072
Receivable for capital stock sold	4,442	—	—	—
Prepaid expenses and other receivables	22,914	23,252	38,927	21,198

Total assets	3,988,784,003	386,287,257	612,483,580	372,555,842

Liabilities:
Payable for investments purchased	49,989,573	—	—	—
Payable for capital stock redeemed	954,314	—	29,403	—
Payable to affiliates, net (Note 5)	243,022	46,372	17,891	19,644
Payable for income distribution	29,248	51,918	8,215	11,718
Other liabilities	207,168	61,108	76,876	115,505

Total liabilities	51,423,325	159,398	132,385	146,867

Total net assets	$3,937,360,678	$386,127,859	$612,351,195	$372,408,975

Net assets consist of:
Paid-in capital	$3,937,362,653	$386,127,181	$612,359,410	$372,364,177
Distributable earnings (accumulated loss)	(1,975)	678	(8,215)	44,798

Total net assets	$3,937,360,678	$386,127,859	$612,351,195	$372,408,975

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00	$0.9999
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00	0.9999

Net assets:
Investor class of shares	$600,042,990	$61,100,263	$268,054,114	$2,823,976
Premier class of shares	3,337,317,688	325,027,596	344,297,081	369,584,999

Total net assets	$3,937,360,678	$386,127,859	$612,351,195	$372,408,975

Shares outstanding:
Investor class of shares	600,044,566	61,096,332	268,116,040	2,824,240
Premier class of shares	3,337,318,087	325,058,518	344,259,210	369,606,154

Total shares outstanding	3,937,362,653	386,154,850	612,375,250	372,430,394

Investments, at cost:
Investments in unaffiliated issuers	$3,988,178,625	$385,407,907	$612,225,848	$372,383,143

Total investments, at cost	$3,988,178,625	$385,407,907	$612,225,848	$372,383,143

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2020

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$5,860,534 (1)	$8,929,809	$7,237,498	$4,446,790	$3,087,817
Affiliated issuers	54,748	63,471	54,782	72,019	19,251
Net securities lending income from:
Unaffiliated issuers	34,530	40,310	51,885	58,765	25,803
Affiliated issuers (Note 5)	20,767	23,982	30,638	35,123	15,590

Total income	5,970,579	9,057,572	7,374,803	4,612,697	3,148,461

Expenses:
Investment advisory fees (Note 5)	1,065,888	1,452,423	1,060,655	1,595,765	829,844
Shareholder servicing fees (Note 5)	—	—	—	146,013	—
Administration fees (Note 5)	371,688	435,727	388,882	316,434	162,781
Portfolio accounting fees	51,398	57,779	61,439	76,463	35,330
Recordkeeping fees	44,039	73,809	74,141	97,004	80,677
Custodian fees	8,156	9,982	9,628	6,758	4,943
Registration fees	70,898	67,881	56,775	69,009	51,833
Professional fees	25,819	25,819	26,219	26,219	26,219
Printing and postage	23,141	54,081	30,010	36,461	34,561
Directors’ fees	24,375	24,375	24,375	24,375	24,375
Distribution services fees—Advisor Class (Note 5)	97,755	33,216	42,755	1,634	81,712
Miscellaneous	7,626	9,995	19,379	22,746	7,245

Total expenses	1,790,783	2,245,087	1,794,258	2,418,881	1,339,520

Deduct:
Expense waivers (Note 5)	(80,926)	(323,231)	(172,256)	(168,971)	(77,133)

Net expenses	1,709,857	1,921,856	1,622,002	2,249,910	1,262,387

Net investment income (loss)	4,260,722	7,135,716	5,752,801	2,362,787	1,886,074

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(13,674,786)	(23,462,640)	(5,542,864)	22,270,471	(4,358,314)
Investments in affiliated issuers	1,120	644	(809)	2,590	78

Total net realized gain (loss)	(13,673,666)	(23,461,996)	(5,543,673)	22,273,061	(4,358,236)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	623,666	13,611,413	(1,401,632)	99,110,770	(6,975,219)
Investments in affiliated issuers	(988)	(1,219)	(424)	(590)	(282)

Total net change in unrealized appreciation/ depreciation	622,678	13,610,194	(1,402,056)	99,110,180	(6,975,501)

Net realized and unrealized gain (loss)	(13,050,988)	(9,851,802)	(6,945,729)	121,383,241	(11,333,737)

Change in net assets resulting from operations	$(8,790,266)	$(2,716,086)	$(1,192,928)	$123,746,028	$(9,447,663)

(1)	Net of foreign taxes withheld of $1,089.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2020

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund	Disciplined International Equity Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$785,163	$869,523	$678,165	$732,679 (1)	$1,532,448 (1)
Affiliated issuers	14,428	7,580	12,378	6,856	6,081
Net securities lending income from:
Unaffiliated issuers	19,880	11,555	21,984	2,710	8,939
Affiliated issuers (Note 5)	11,911	7,278	13,454	—	—

Total income	831,382	895,936	725,981	742,245	1,547,468

Expenses:
Investment advisory fees (Note 5)	652,553	347,783	641,396	150,205	299,917
Administration fees (Note 5)	131,474	64,845	140,452	39,760	74,979
Portfolio accounting fees	31,307	28,517	32,123	4,295	3,089
Recordkeeping fees	68,635	36,090	67,808	22,992	22,071
Custodian fees	4,212	10,241	11,376	86,019	76,536
Registration fees	51,930	52,033	38,596	37,427	51,290
Professional fees	26,219	25,819	26,219	32,635	29,405
Printing and postage	28,709	20,739	30,945	5,756	5,697
Directors’ fees	24,375	24,375	24,375	24,375	24,375
Distribution services fees—Advisor Class (Note 5)	33,443	6,353	69,681	834	349
Miscellaneous	5,397	5,140	5,175	1,614	2,780

Total expenses	1,058,254	621,935	1,088,146	405,912	590,488

Deduct:
Expense waivers (Note 5)	(93,065)	(124,247)	(91,484)	(178,516)	(138,108)

Net expenses	965,189	497,688	996,662	227,396	452,380

Net investment income (loss)	(133,807)	398,248	(270,681)	514,849	1,095,088

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	9,318,157	(5,096,892)	3,604,379	(3,148,669)	(4,161,160)
Investments in affiliated issuers	(64)	(7)	(78)	(7)	211
Foreign currency transactions	—	—	—	7	(16,797)

Total net realized gain (loss)	9,318,093	(5,096,899)	3,604,301	(3,148,669)	(4,177,746)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	7,073,656	294,389	6,114,055	(1,863,748)	3,973,403
Investments in affiliated issuers	(320)	(293)	(293)	(97)	(180)
Foreign currency transactions	—	—	—	3,656	22,024

Total net change in unrealized appreciation/depreciation	7,073,336	294,096	6,113,762	(1,860,189)	3,995,247

Net realized and unrealized gain (loss)	16,391,429	(4,802,803)	9,718,063	(5,008,858)	(182,499)

Change in net assets resulting from operations	$16,257,622	$(4,404,555)	$9,447,382	$(4,494,009)	$912,589

(1)	Net of foreign taxes withheld of $70,604 and $141,454, respectively.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2020

Statements of Operations	BMO Funds

	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund		Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$21,290,576 (1)	$8,458,447	(1)	$151,378	$7,884	$9,871
Affiliated issuers	227,260	99,229		—	—	82,365
Interest income	—	—		8,555,911	3,089,565	6,279,237
Net securities lending income from:
Unaffiliated issuers	190,738	120,034		—	—	32,540
Affiliated issuers (Note 5)	—	—		—	—	18,592

Total income	21,708,574	8,677,710		8,707,289	3,097,449	6,422,605

Expenses:
Investment advisory fees (Note 5)	4,713,849	2,434,152		958,955	280,500	490,948
Administration fees (Note 5)	660,013	405,692		824,571	213,552	380,875
Portfolio accounting fees	21,146	12,410		111,610	67,136	75,333
Recordkeeping fees	46,210	47,841		38,858	24,527	62,826
Custodian fees	197,207	363,546		10,868	3,094	8,827
Registration fees	60,327	50,187		53,825	38,640	41,246
Professional fees	36,180	49,717		30,819	30,819	30,819
Printing and postage	24,550	31,715		11,573	9,579	26,533
Directors’ fees	24,375	24,375		24,375	24,375	24,375
Distribution services fees—Advisor Class (Note 5)	8,855	10,563		35,062	9,905	56,464
Miscellaneous	6,670	3,300		19,154	6,268	8,200

Total expenses	5,799,382	3,433,498		2,119,670	708,395	1,206,446

Deduct:
Expense waivers (Note 5)	(40,585)	(307,589)		(433,082)	(132,972)	(261,272)

Net expenses	5,758,797	3,125,909		1,686,588	575,423	945,174

Net investment income (loss)	15,949,777	5,551,801		7,020,701	2,522,026	5,477,431

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	10,049,766	(28,879,528	)(2)	(721,719)	(23,092)	566,567
Investments in affiliated issuers	(7,821)	4,390		—	—	1,558
Foreign currency transactions	(328,671)	(389,372)		—	—	—

Total net realized gain (loss)	9,713,274	(29,264,510)		(721,719)	(23,092)	568,125
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	17,624,077	31,988,243		706,598	(245,132)	1,744,707
Investments in affiliated issuers	356	(1,583)		—	—	(1,428)
Foreign currency transactions	223,665	136		—	—	—

Total net change in unrealized appreciation/ depreciation	17,848,098	31,986,796		706,598	(245,132)	1,743,279

Net realized and unrealized gain (loss)	27,561,372	2,722,286		(15,121)	(268,224)	2,311,404

Change in net assets resulting from operations	$43,511,149	$8,274,087		$7,005,580	$2,253,802	$7,788,835

(1)	Net of foreign taxes withheld of $1,689,342 and $697,491 respectively.
(2)	Net of foreign taxes withheld of $889,164, $890,033 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2020

Statements of Operations	BMO Funds

	Intermediate Tax-Free Fund	Strategic Income Fund	Corporate Income Fund	Core Plus Bond Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$90,509	$3,349	$—	$8,464
Affiliated issuers	—	24,853	152,863	322,466
Interest income	60,298,728	3,642,431	12,446,288	34,914,293
Net securities lending income from:
Unaffiliated issuers	—	16,335	62,687	160,825
Affiliated issuers (Note 5)	—	10,494	39,065	91,722

Total income	60,389,237	3,697,462	12,700,903	35,497,770

Expenses:
Investment advisory fees (Note 5)	2,197,271	178,870	638,717	1,380,588
Shareholder servicing fees (Note 5)	1,210,251	130,388	243,111	205,015
Administration fees (Note 5)	2,860,906	107,322	528,717	1,635,883
Portfolio accounting fees	387,100	46,115	80,722	164,474
Recordkeeping fees	49,873	67,531	38,027	43,347
Custodian fees	14,387	6,676	7,415	—
Registration fees	165,114	50,625	58,426	80,494
Professional fees	30,819	33,119	33,019	33,019
Printing and postage	41,325	21,973	15,737	33,655
Directors’ fees	24,375	24,375	24,375	24,375
Distribution services fees—Advisor Class (Note 5)	12,313	30,781	17,531	9,915
Miscellaneous	51,524	4,690	11,357	28,773

Total expenses	7,045,258	702,465	1,697,154	3,639,538

Deduct:
Expense waivers (Note 5)	(103,984)	(147,776)	(70,131)	—

Net expenses	6,941,274	554,689	1,627,023	3,639,538

Net investment income (loss)	53,447,963	3,142,773	11,073,880	31,858,232

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(17,644,029)	1,679,155 (1)	2,421,772	1,612,861
Investments in affiliated issuers	—	1,276	(133)	12,605

Total net realized gain (loss)	(17,644,029)	1,680,431	2,421,639	1,625,466
Net change in unrealized appreciation/ depreciation on:
Investments in unaffiliated issuers	(5,091,491)	(36,002)	11,844,105	37,054,941
Investments in affiliated issuers	—	(112)	(3,207)	(4,910)

Total net change in unrealized appreciation/ depreciation	(5,091,491)	(36,114)	11,840,898	37,050,031

Net realized and unrealized gain (loss)	(22,735,520)	1,644,317	14,262,537	38,675,497

Change in net assets resulting from operations	$30,712,443	$4,787,090	$25,336,417	$70,533,729

(1)	Amount includes $1,872,689 related to litigation settlements received during the year.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2020

Statements of Operations	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$9,887	$—	$—	$—
Interest income	34,181,159 (1)	4,136,003	6,193,628	6,824,240
Excess expense reimbursement from investment adviser (Note 5)	1,090,818	5,532	164,127	1,309

Total income	35,281,864	4,141,535	6,357,755	6,825,549

Expenses:
Investment advisory fees (Note 5)	6,793,328	749,481	830,561	784,673
Shareholder servicing fees (Note 5)	1,661,608	159,697	609,648	4,947
Administration fees (Note 5)	1,160,022	144,039	182,943	173,423
Portfolio accounting fees	404,178	85,285	115,972	131,413
Recordkeeping fees	30,745	29,763	74,557	232,174
Custodian fees	35,918	18,458	19,946	28,684
Registration fees	43,570	52,379	65,033	54,520
Professional fees	29,719	34,019	34,219	34,019
Printing and postage	22,825	14,968	43,749	9,704
Directors’ fees	24,375	24,375	24,375	24,375
Miscellaneous	83,060	11,713	14,331	16,148

Total expenses	10,289,348	1,324,177	2,015,334	1,494,080

Deduct:
Expense waivers (Note 5)	(1,607,270)	(414,999)	(298,271)	(442,902)

Net expenses	8,682,078	909,178	1,717,063	1,051,178

Net investment income (loss)	26,599,786	3,232,357	4,640,692	5,774,371

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(1,834)	3,940	616	3,962

Total net realized gain (loss)	(1,834)	3,940	616	3,962
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	—	—	—	(30,643)

Total net change in unrealized depreciation	—	—	—	(30,643)

Net realized and unrealized gain (loss)	(1,834)	3,940	616	(26,681)

Change in net assets resulting from operations	$26,597,952	$3,236,297	$4,641,308	$5,747,690

(1)	Income earned from the interfund lending program is $25,433.

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$4,260,722	$2,572,907	$7,135,716	$5,295,723	$5,752,801	$6,703,231
Net realized gain (loss) on investments	(13,673,366)	2,908,962	(23,461,996)	(1,812,626)	(5,543,673)	(3,260,425)
Net change in unrealized appreciation / depreciation on investments	622,678	15,017,580	13,610,194	(6,514,456)	(1,402,056)	(34,813,659)

Change in net assets resulting from operations	(8,790,266)	20,499,449	(2,716,086)	(3,031,359)	(1,192,928)	(31,370,853)

Distributions to shareholders:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	(1,450,854)	(2,539,428)	(330,362)	(553,901)	(314,895)	(2,255,004)
Institutional class of shares	(7,550,078)	(10,688,056)	(7,471,748)	(11,571,620)	(4,781,801)	(29,608,063)
Retirement class R-6 of shares	—	—	—	—	(940,489)	(8,385,293)

Change in net assets resulting from distributions to shareholders	(9,000,932)	(13,227,484)	(7,802,110)	(12,125,521)	(6,037,185)	(40,248,360)

Capital stock transactions:
Proceeds from sale of shares	223,207,848	124,692,065	69,941,306	235,092,837	129,149,913	66,947,372
Net asset value of shares issued to shareholders in payment of distributions declared	8,728,824	12,448,685	6,514,980	11,734,440	5,726,579	39,419,230
Cost of shares redeemed	(168,174,482)	(59,633,706)	(134,207,951)	(73,784,496)	(163,878,784)	(129,756,728)

Change in net assets resulting from capital stock transactions	63,762,190	77,507,044	(57,751,665)	173,042,781	(29,002,292)	(23,390,126)

Change in net assets	45,970,992	84,779,009	(68,269,861)	157,885,901	(36,232,405)	(95,009,339)

Net assets:
Beginning of period	213,164,379	128,385,370	312,987,167	155,101,266	297,063,341	392,072,680

End of period	$259,135,371	$213,164,379	$244,717,306	$312,987,167	$260,830,936	$297,063,341

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019

$2,362,787	$3,328,031	$1,886,074	$1,996,306	$(133,807)	$(177,420)	$398,248	$496,308
22,273,061	22,623,039	(4,358,236)	(2,371,492)	9,318,093	12,560,287	(5,096,899)	289,402

99,110,180	(26,450,235)	(6,975,501)	(18,095,442)	7,073,336	(16,369,576)	294,096	(12,392,721)

123,746,028	(499,165)	(9,447,663)	(18,470,628)	16,257,622	(3,986,709)	(4,404,555)	(11,607,011)

(2,778,048)	(8,151,650)	—	—	—	—	—	—
(31,524)	(122,745)	(460,109)	(5,989,408)	(1,752,862)	(2,613,372)	(32,711)	(313,516)
(8,547,857)	(36,189,535)	(1,340,958)	(12,798,593)	(9,076,065)	(12,980,336)	(599,407)	(3,915,187)
(11,957,598)	(9,011,688)	(215,944)	(3,943,242)	(919,723)	(3,595,774)	(103,017)	(1,032,489)

(23,315,027)	(53,475,618)	(2,017,011)	(22,731,243)	(11,748,650)	(19,189,482)	(735,135)	(5,261,192)

102,603,302	288,967,578	17,595,463	20,727,668	12,255,066	16,077,740	12,141,600	12,512,229

21,673,096	48,947,018	1,946,452	22,534,196	11,701,291	19,124,023	726,039	5,218,811
(221,999,713)	(235,274,441)	(42,658,213)	(61,287,176)	(25,323,401)	(43,674,135)	(13,193,789)	(20,877,358)

(97,723,315)	102,640,155	(23,116,298)	(18,025,312)	(1,367,044)	(8,472,372)	(326,150)	(3,146,318)

2,707,686	48,665,372	(34,580,972)	(59,227,183)	3,141,928	(31,648,563)	(5,465,840)	(20,014,521)

455,088,967	406,423,595	140,882,388	200,109,571	96,783,817	128,432,380	55,833,909	75,848,430

$457,796,653	$455,088,967	$106,301,416	$140,882,388	$99,925,745	$96,783,817	$50,368,069	$55,833,909

Statements of Changes in Net Assets

	Small-Cap Growth Fund		Global Low Volatility Equity Fund		Disciplined International Equity Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(270,681)	$(450,978)	$514,849	$860,280	$1,095,088	$2,268,048
Net realized gain (loss) on investments	3,604,301	1,931,571	(3,148,669)	1,037,717	(4,177,746)	(3,342,402)
Net change in unrealized appreciation / depreciation on investments	6,113,762	(25,089,308)	(1,860,189)	(1,041,799)	3,995,247	(4,175,960)

Change in net assets resulting from operations	9,447,382	(23,608,715)	(4,494,009)	856,198	912,589	(5,250,314)

Distributions to shareholders:
Advisor class of shares	(554,817)	(6,575,826)	(33,392)	(54,278)	(5,904)	(2,852)
Institutional class of shares	(1,223,257)	(11,821,590)	(1,780,680)	(5,908,175)	(2,443,021)	(1,525,583)
Retirement class R-6 of shares	—	—	—	—	—	—
Class F-3 of shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(1,778,074)	(18,397,416)	(1,814,072)	(5,962,453)	(2,448,925)	(1,528,435)

Capital stock transactions:
Proceeds from sale of shares	12,655,691	21,977,695	2,590,741	8,165,404	8,917,345	21,711,420
Net asset value of shares issued to shareholders in payment of distributions declared	1,758,649	18,153,178	1,783,822	5,947,142	1,333,781	1,341,526
Cost of shares redeemed	(24,610,432)	(51,603,896)	(19,220,780)	(4,555,760)	(30,683,683)	(32,830,709)
Redemption fees	—	—	25	4	38,332	—

Change in net assets resulting from capital stock transactions	(10,196,092)	(11,473,023)	(14,846,192)	9,556,790	(20,394,225)	(9,777,763)

Change in net assets	(2,526,784)	(53,479,154)	(21,154,273)	4,450,535	(21,930,561)	(16,556,512)

Net assets:
Beginning of period	99,603,984	153,083,138	34,994,370	30,543,835	60,969,160	77,525,672

End of period	$97,077,200	$99,603,984	$13,840,097	$34,994,370	$39,038,599	$60,969,160

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund
Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019

$15,949,777	$17,811,533	$5,551,801	$3,948,730	$7,020,701	$9,617,390	$2,522,026	$3,194,229
9,713,274	(1,140,950)	(29,264,510)	1,293,783	(721,719)	77,396	(23,092)	33,823

17,848,098	(16,291,181)	31,986,796	(14,443,017)	706,598	1,187,090	(245,132)	2,289,929

43,511,149	379,402	8,274,087	(9,200,504)	7,005,580	10,881,876	2,253,802	5,517,981

(85,227)	(142,355)	(89,598)	(177,483)	(149,493)	(287,653)	(64,292)	(90,361)
(12,028,172)	(12,873,242)	(6,410,628)	(8,498,978)	(6,977,967)	(9,329,653)	(2,457,915)	(3,103,824)
(5,677,054)	(4,754,416)	—	—	—	—	—	—
—	(1,250)	—	—	—	—	—	—

(17,790,453)	(17,771,263)	(6,500,226)	(8,676,461)	(7,127,460)	(9,617,306)	(2,522,207)	(3,194,185)

181,212,542	179,398,812	47,544,896	184,565,106	476,314,728	455,013,834	35,315,846	38,924,406

15,873,905	15,571,565	5,797,498	8,184,014	3,610,205	5,246,595	790,798	1,039,378
(182,384,945)	(177,474,748)	(86,812,335)	(90,308,302)	(501,557,114)	(503,271,381)	(67,684,713)	(71,015,523)
1,686	7,393	4,949	1,285	—	—	—	—

14,703,188	17,503,022	(33,464,992)	102,442,103	(21,632,181)	(43,010,952)	(31,578,069)	(31,051,739)

40,423,884	111,161	(31,691,131)	84,565,138	(21,754,061)	(41,746,382)	(31,846,474)	(28,727,943)

654,563,456	654,452,295	291,382,987	206,817,849	558,357,095	600,103,477	159,796,053	188,523,996

$694,987,340	$654,563,456	$259,691,856	$291,382,987	$536,603,034	$558,357,095	$127,949,579	$159,796,053

Statements of Changes in Net Assets

	Short-Term Income Fund		Intermediate Tax-Free Fund		Strategic Income Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020		Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$5,477,431	$6,317,075	$53,447,963	$51,208,942	$3,142,773		$3,548,002
Net realized gain (loss) on investments	568,125	(60,896)	(17,644,029)	(4,368,827)	1,680,431		(844,954)
Net change in unrealized appreciation/ depreciation on investments	1,743,279	5,247,967	(5,091,491)	80,362,929	(36,114)		3,982,634

Change in net assets resulting from operations	7,788,835	11,504,146	30,712,443	127,203,044	4,787,090		6,685,682

Distributions to shareholders:
Investor class of shares	—	—	(12,734,809)	(18,177,993)	(3,719,817	)(1)	(2,623,768)
Advisor class of shares	(454,483)	(572,105)	(129,659)	(224,682)	(888,510	)(1)	(588,494)
Institutional class of shares	(5,207,303)	(5,821,595)	(40,734,694)	(33,427,811)	(486,118	)(1)	(501,610)
Premier class of shares	—	—	—	—	—		—

Change in net assets resulting from distributions to shareholders	(5,661,786)	(6,393,700)	(53,599,162)	(51,830,486)	(5,094,445)		(3,713,872)

Capital stock transactions:
Proceeds from sale of shares	138,349,252	113,830,655	450,168,017	934,039,993	3,342,872		2,591,998
Net asset value of shares issued to shareholders in payment of distributions declared	3,040,307	3,753,375	41,032,175	40,306,879	4,868,408		3,529,210
Cost of shares redeemed	(165,176,785)	(104,426,395)	(522,940,100)	(911,414,361)	(14,894,741)		(16,904,030)

Change in net assets resulting from capital stock transactions	(23,787,226)	13,157,635	(31,739,908)	62,932,511	(6,683,461)		(10,782,822)

Change in net assets	(21,660,177)	18,268,081	(54,626,627)	138,305,069	(6,990,816)		(7,811,012)

Net assets:
Beginning of period	258,347,326	240,079,245	1,917,663,852	1,779,358,783	78,215,932		86,026,944

End of period	$236,687,149	$258,347,326	$1,863,037,225	$1,917,663,852	$71,225,116		$78,215,932

(1)	Includes distribution to shareholders for return of capital in the amount of $1,354,943, $323,640 and $177,068, respectively.
(2)	Includes distribution to shareholders for return of capital in the amount of $64,782, $3,135 and $863,470 respectively.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund		Core Plus Bond Fund			Government Money Market Fund		Tax-Free Money Market Fund
Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020		Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019

$11,073,880	$10,457,073	$31,858,232		$34,323,060	$26,599,786	$63,208,008	$3,232,357	$5,921,671
2,421,639	(1,423,451)	1,625,466		(1,998,213)	(1,834)	4,655	3,940	19,607

11,840,898	23,115,389	37,050,031		50,833,044	—	—	—	—

25,336,417	32,149,011	70,533,729		83,157,891	26,597,952	63,212,663	3,236,297	5,941,278

(2,982,524)	(3,608,172)	(2,340,943	)(2)	(2,203,494)	(5,118,095)	(12,256,532)	(412,550)	(919,719)
(217,334)	(141,929)	(113,298	)(2)	(102,886)	—	—	—	—
(8,024,711)	(7,573,720)	(31,201,850	)(2)	(32,251,533)	—	—	—	—
—	—	—		—	(21,481,691)	(50,956,131)	(2,823,409)	(5,021,273)

(11,224,569)	(11,323,821)	(33,656,091)		(34,557,913)	(26,599,786)	(63,212,663)	(3,235,959)	(5,940,992)

156,171,648	166,374,912	332,718,205		264,740,954	15,252,856,276	16,062,057,054	663,592,810	828,334,151

7,193,564	7,341,969	30,921,744		31,159,017	3,415,176	8,714,362	419,717	919,257
(121,984,007)	(94,036,984)	(265,662,007)		(366,234,660)	(14,508,723,483)	(16,270,006,965)	(685,960,999)	(802,490,834)

41,381,205	79,679,897	97,977,942		(70,334,689)	747,547,969	(199,235,549)	(21,948,472)	26,762,574

55,493,053	100,505,087	134,855,580		(21,734,711)	747,546,135	(199,235,549)	(21,948,134)	26,762,860

345,288,147	244,783,060	1,024,116,641		1,045,851,352	3,189,814,543	3,389,050,092	408,075,993	381,313,133

$400,781,200	$345,288,147	$1,158,972,221		$1,024,116,641	$3,937,360,678	$3,189,814,543	$386,127,859	$408,075,993

Statements of Changes in Net Assets

	Prime Money Market Fund		Institutional Prime Money Market Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$4,640,692	$10,005,716	$5,774,371	$12,721,627
Net realized gain (loss) on investments	616	536	3,962	1,072
Net change in unrealized appreciation/depreciation on investments	—	—	(30,643)	2,973

Change in net assets resulting from operations	4,641,308	10,006,252	5,747,690	12,725,672

Distributions to shareholders:
Investor class of shares	(1,773,854)	(4,275,427)	(12,653)	(42,124)
Premier class of shares	(2,867,506)	(5,730,825)	(5,765,731)	(12,680,593)

Change in net assets resulting from distributions to shareholders	(4,641,360)	(10,006,252)	(5,778,384)	(12,722,717)

Capital stock transactions:
Proceeds from sale of shares	844,500,735	775,417,901	2,747,935,050	2,739,102,472
Net asset value of shares issued to shareholders in payment of distributions declared	1,685,304	4,030,461	2,017,518	4,242,411
Cost of shares redeemed	(730,358,154)	(744,417,480)	(2,938,948,138)	(2,663,727,009)

Change in net assets resulting from capital stock transactions	115,827,885	35,030,882	(188,995,570)	79,617,874

Change in net assets	115,827,833	35,030,882	(189,026,264)	79,620,829

Net assets:
Beginning of period	496,523,362	461,492,480	561,435,239	481,814,410

End of period	$612,351,195	$496,523,362	$372,408,975	$561,435,239

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
												Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Large-Cap Growth Fund
2020(5)	$17.96	$0.05	$5.11	$5.16	$(0.09)		$(0.79)	$(0.88)	$22.24	29.88%		0.83%	0.79%	0.22%	$66,447	71%
2019	20.95	0.09	(0.47)	(0.38)	(0.06)		(2.55)	(2.61)	17.96	(0.62)		0.84	0.79	0.50	58,562	89
2018	17.46	0.07	4.42	4.49	—		(1.00)	(1.00)	20.95	26.78		0.92	0.91	0.28	65,365	57
2017	15.34	0.06	3.03	3.09	(0.07)		(0.90)	(0.97)	17.46	21.30		1.03	1.00	0.34	74,359	75
2016	16.26	0.03	1.44	1.47	(0.02)		(2.37)	(2.39)	15.34	9.68		1.13	1.07	0.23	163,712	70
Intermediate Tax-Free Fund
2020	11.60	0.30	(0.10)	0.20	(0.30)		—	(0.30)	11.50	1.78		0.56	0.54	2.63	440,189	52
2019	11.13	0.31	0.46	0.77	(0.30)		—	(0.30)	11.60	7.05		0.56	0.55	2.69	528,980	64
2018	11.37	0.30	(0.24)	0.06	(0.30)		(0.00)	(0.30)	11.13	0.53		0.55	0.55	2.65	870,195	45
2017	11.61	0.29	(0.21)	0.08	(0.29)		(0.03)	(0.32)	11.37	0.78		0.57	0.55	2.55	975,664	44
2016	11.26	0.25	0.37	0.62	(0.25)		(0.02)	(0.27)	11.61	5.56		0.57	0.55	2.19	1,241,387	42
Strategic Income Fund
2020	9.46	0.40	0.24	0.64	(0.66	)(8)	—	(0.66)	9.44	7.24	(10)	1.01	0.80	4.37	52,054	31
2019	9.08	0.42	0.38	0.80	(0.42)		—	(0.42)	9.46	9.08		0.96	0.80	4.41	56,576	39
2018	9.45	0.41	(0.37)	0.04	(0.41)		—	(0.41)	9.08	0.37		0.91	0.80	4.09	59,724	33
2017	9.43	0.23	0.08	0.31	(0.29)		—	(0.29)	9.45	3.32		0.90	0.80	2.46	73,488	65
2016	9.31	0.21	0.17	0.38	(0.26)		—	(0.26)	9.43	4.17		0.86	0.80	2.28	85,665	13
Corporate Income Fund
2020	13.65	0.42	0.63	1.05	(0.42)		—	(0.42)	14.28	7.86	(11)	0.66	0.59	3.02	98,766	31
2019	12.79	0.45	0.90	1.35	(0.45)		(0.04)	(0.49)	13.65	10.88		0.67	0.59	3.52	101,125	37
2018	13.20	0.40	(0.39)	0.01	(0.40)		(0.02)	(0.42)	12.79	0.05		0.63	0.59	3.08	102,523	31
2017	13.17	0.35	0.14	0.49	(0.35)		(0.11)	(0.46)	13.20	3.86		0.71	0.59	2.70	120,745	44
2016	12.33	0.45	0.89	1.34	(0.45)		(0.05)	(0.50)	13.17	11.23		0.72	0.59	3.65	82,643	62
Core Plus Bond Fund
2020	12.00	0.32	0.44	0.76	(0.34	)(9)	—	(0.34)	12.42	6.49	(12)	0.56	0.56	2.69	92,259	28
2019	11.41	0.37	0.59	0.96	(0.37)		—	(0.37)	12.00	8.63		0.58	0.58	3.24	74,970	51
2018	11.79	0.32	(0.37)	(0.05)	(0.32)		(0.01)	(0.33)	11.41	(0.45)		0.58	0.58	2.70	61,251	45
2017	11.89	0.24	(0.02)	0.22	(0.28)		(0.04)	(0.32)	11.79	1.91		0.59	0.59	2.37	68,946	34
2016	11.42	0.34	0.48	0.82	(0.35)		(0.00)	(0.35)	11.89	7.36		0.59	0.59	3.00	508,030	39
Government Money Market Fund
2020	1.00	0.01	(0.00)	0.01	(0.01)		—	(0.01)	1.00	0.71		0.50	0.45	0.77	600,043	—
2019	1.00	0.02	0.00	0.02	(0.02)		(0.00)	(0.02)	1.00	1.89		0.50	0.45	1.89	805,270	—
2018	1.00	0.01	0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	1.05		0.50	0.45	1.03	747,981	—
2017	1.00	0.00	0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.24		0.50	0.42	0.24	814,242	—
2016	1.00	0.00	0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.01		0.53	0.29	0.01	268,417	—
Tax-Free Money Market Fund
2020	1.00	0.00	0.01	0.01	(0.01)		—	(0.01)	1.00	0.66		0.56	0.45	0.65	61,100	—
2019	1.00	0.01	0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	1.20		0.55	0.45	1.20	71,794	—
2018	1.00	0.01	0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	0.80		0.56	0.45	0.79	75,889	—
2017	1.00	0.00	0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.37		0.57	0.45	0.33	76,029	—
2016	1.00	0.00	0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.06		0.53	0.26	0.03	90,098	—
Prime Money Market Fund
2020	1.00	0.01	—	0.01	(0.01)		—	(0.01)	1.00	0.83		0.50	0.45	0.73	268,054	—
2019	1.00	0.02	0.00	0.02	(0.02)		(0.00)	(0.02)	1.00	2.03		0.51	0.45	2.03	247,742	—
2018	1.00	0.01	0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	1.25		0.52	0.45	1.24	193,006	—
2017	1.00	0.00	0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.42		0.53	0.45	0.36	202,251	—
2016	1.00	0.00	0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.03		0.45	0.38	0.03	903,864	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Institutional Prime Money Market Fund
2020	$1.0001	$0.0086	$(0.0002)	$0.0084	$(0.0086)	$—	$(0.0086)	$0.9999	0.84%	0.54%	0.45%	0.64%	$2,824	—%
2019	1.0001	0.0204	—	0.0204	(0.0204)	—	(0.0204)	1.0001	2.06	0.52	0.45	2.04	1,218	—
2018	1.0001	0.0128	0.0000	0.0128	(0.0128)	(0.0000)	(0.0128)	1.0001	1.29	0.55	0.45	1.31	2,401	—
2017(6)	1.00	0.0049	0.0001	0.0050	(0.0049)	(0.0000)	(0.0049)	1.0001	0.50	0.55	0.45	0.50	1,421	—
2016(7)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.54	0.45	0.14	992	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Calculated using the average shares method.
(6)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(7)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.
(8)	Includes distribution to shareholders for return of capital in the amount of $0.24 per share.
(9)	Includes distribution to shareholders for return of capital in the amount of $0.01 per share.
(10)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.31%
(11)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.82%
(12)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.40%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2020	$15.81	$0.22	$(0.42)	$(0.20)	$(0.24)	$(0.31)	$(0.55)	$15.06	(1.25)%	0.93%	0.90%	1.50%	$41,688	51%
2019	15.72	0.22	1.43	1.65	(0.22)	(1.34)	(1.56)	15.81	11.80	1.03	0.90	1.48	29,006	32
2018	14.36	0.19	1.76	1.95	(0.20)	(0.39)	(0.59)	15.72	13.96	1.03	0.90	1.25	25,571	43
2017	13.79	0.20	0.74	0.94	(0.20)	(0.17)	(0.37)	14.36	6.94	1.03	0.90	1.47	31,624	56
2016	12.81	0.16	1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
Dividend Income Fund
2020	14.02	0.32	(0.35)	(0.03)	(0.31)	(0.02)	(0.33)	13.66	(0.01)	1.01	0.90	2.20	8,789	46
2019	15.46	0.30	(0.85)	(0.55)	(0.31)	(0.58)	(0.89)	14.02	(3.51)	1.02	0.90	2.32	15,365	43
2018	14.51	0.28	2.67	2.95	(0.30)	(1.70)	(2.00)	15.46	21.90	1.04	0.90	2.07	6,092	39
2017(5)	12.94	0.28	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
2016	12.59	0.30	1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
Large-Cap Value Fund
2020	13.72	0.22	(0.18)	0.04	(0.24)	—	(0.24)	13.52	0.43	0.85	0.79	1.62	14,047	76
2019	16.59	0.26	(1.46)	(1.20)	(0.27)	(1.40)	(1.67)	13.72	(7.15)	0.85	0.79	1.78	18,621	67
2018	15.85	0.16	2.22	2.38	(0.19)	(1.45)	(1.64)	16.59	15.57	0.91	0.89	0.82	22,602	54
2017(5)	14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
2016	15.23	0.21	0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
Large-Cap Growth Fund
2020(5)	17.94	0.04	5.12	5.16	(0.09)	(0.79)	(0.88)	22.22	29.85	0.83	0.79	0.22	687	71
2019	20.96	0.09	(0.48)	(0.39)	(0.08)	(2.55)	(2.63)	17.94	(0.63)	0.84	0.79	0.49	712	89
2018	17.46	0.05	4.45	4.50	—	(1.00)	(1.00)	20.96	26.84	0.91	0.88	0.32	860	57
2017	15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
2016	16.26	0.02	1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
Mid-Cap Value Fund
2020	9.99	0.16	(0.95)	(0.79)	(0.13)	—	(0.13)	9.07	(8.10)	1.30	1.24	1.36	28,114	47
2019	12.64	0.13	(1.34)	(1.21)	(0.11)	(1.33)	(1.44)	9.99	(9.63)	1.26	1.24	0.98	39,032	50
2018	11.91	0.11	1.17	1.28	(0.05)	(0.50)	(0.55)	12.64	10.89	1.25	1.24	0.79	55,151	64
2017	14.40	0.05	1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
Mid-Cap Growth Fund
2020	14.20	(0.06)	2.55	2.49	—	(1.82)	(1.82)	14.87	19.05	1.34	1.24	(0.37)	14,016	56
2019	17.96	(0.06)	(0.75)	(0.81)	—	(2.95)	(2.95)	14.20	(2.95)	1.32	1.24	(0.41)	14,229	61
2018	14.79	(0.08)	4.24	4.16	—	(0.99)	(0.99)	17.96	29.40	1.31	1.24	(0.43)	16,399	63
2017	16.26	(0.02)	2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
2016	20.02	0.03	(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
Small-Cap Value Fund
2020(5)	11.39	0.06	(1.03)	(0.97)	(0.07)	(0.05)	(0.12)	10.30	(8.63)	1.48	1.24	0.52	1,575	82
2019	14.78	0.08	(2.45)	(2.37)	(0.06)	(0.96)	(1.02)	11.39	(16.19)	1.39	1.24	0.53	3,140	67
2018	13.30	0.03	2.57	2.60	—	(1.12)	(1.12)	14.78	20.32	1.41	1.24	0.25	4,741	70
2017(5)	13.21	0.03	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
2016	12.72	0.03	0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39
Small-Cap Growth Fund
2020	15.32	(0.07)	1.69	1.62	—	(0.30)	(0.30)	16.64	10.60	1.34	1.24	(0.46)	27,152	70
2019	21.60	(0.02)	(3.51)	(3.53)	—	(2.75)	(2.75)	15.32	(16.12)	1.30	1.24	(0.54)	31,378	61
2018	18.37	(0.12)	5.43	5.31	—	(2.08)	(2.08)	21.60	31.55	1.28	1.24	(0.47)	53,772	80
2017(6)	17.79	(0.06)	0.64	0.58	—	—	—	18.37	3.26	1.24	1.24	(0.97)	57,737	197

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Global Low Volatility Equity Fund
2020(5)	$11.42	$0.16	$(0.74)	$(0.58)	$(0.36)	$(0.21)	$(0.57)	$10.27	(5.51)%	1.77%	1.10%	1.44%	$101	49%
2019(7)	14.00	0.52	(0.37)	0.15	(0.38)	(2.35)	(2.73)	11.42	2.21	1.62	1.10	2.50	660	44
2018	13.16	(0.15)	1.46	1.31	(0.34)	(0.13)	(0.47)	14.00	10.21	1.46	1.10	1.50	339	34
2017(7)	12.61	0.14	0.66	0.80	(0.17)	(0.08)	(0.25)	13.16	6.59	1.52	1.10	1.96	997	74
2016(7)	11.31	0.11	1.25	1.36	(0.06)	(0.00)	(0.06)	12.61	12.11	1.63	1.10	2.04	266	36
Disciplined International Equity Fund
2020(5)	10.01	0.19	(0.07)	0.12	(0.42)	—	(0.42)	9.71	0.92	1.44	1.15	1.99	139	55
2019	10.94	0.33	(1.09)	(0.76)	(0.17)	—	(0.17)	10.01	(6.91)	1.28	1.15	2.79	141	59
2018(7)	11.17	0.21	(0.22)	(0.01)	(0.22)	—	(0.22)	10.94	(0.15)	1.27	1.15	2.11	186	52
2017(7)	9.56	0.20	1.66	1.86	(0.25)	—	(0.25)	11.17	19.97	1.39	1.15	1.98	149	77
2016(7)(8)	10.00	0.23	(0.67)	(0.44)	—	—	—	9.56	(4.40)	1.45	1.15	2.53	125	64
Pyrford International Stock Fund
2020(5)(7)	13.08	0.26	0.54	0.80	(0.32)	—	(0.32)	13.56	6.11	1.20	1.19	1.95	1,816	28
2019(7)	13.43	0.32	(0.34)	(0.02)	(0.33)	—	(0.33)	13.08	0.04	1.21	1.19	2.32	4,621	16
2018(7)	13.16	(0.09)	0.36	0.27	—	—	—	13.43	2.05	1.20	1.18	2.88	6,037	20
2017(5)(7)	12.18	0.40	0.83	1.23	(0.25)	—	(0.25)	13.16	10.38	1.30	1.21	3.11	891	33
2016(7)	11.74	0.33	0.35	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31	1.24	0.92	88	12
LGM Emerging Markets Equity Fund
2020(5)(7)	14.89	0.28	0.36	0.64	(0.23)	(0.08)	(0.31)	15.22	4.30	1.51	1.40	1.90	3,896	45
2019(7)	16.04	(0.02)	(0.49)	(0.51)	(0.13)	(0.51)	(0.64)	14.89	(3.05)	1.51	1.40	1.30	5,224	24
2018(7)	15.93	0.14	(0.03)	0.11	—	—	—	16.04	0.69	1.55	1.40	0.84	4,983	22
2017(5)(7)	14.04	0.13	1.82	1.95	(0.06)	—	(0.06)	15.93	14.03	1.63	1.40	0.96	4,776	40
2016(7)	12.12	0.16	1.86	2.02	(0.10)	—	(0.10)	14.04	16.88	1.64	1.40	0.92	51,879	24
Ultra Short Tax-Free Fund
2020	10.09	0.09	0.01	0.10	(0.10)	—	(0.10)	10.09	1.06	0.63	0.55	1.05	12,998	267
2019	10.07	0.13	0.03	0.16	(0.14)	—	(0.14)	10.09	1.62	0.62	0.55	1.41	16,498	155
2018	10.08	0.10	0.00	0.10	(0.10)	(0.01)	(0.11)	10.07	0.95	0.62	0.55	0.99	27,434	156
2017	10.08	0.07	0.01	0.08	(0.07)	(0.01)	(0.08)	10.08	0.80	0.64	0.55	0.74	34,696	126
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)	(0.05)	10.08	0.50	0.64	0.55	0.39	25	56
Short Tax-Free Fund
2020	10.28	0.17	0.01	0.18	(0.17)	—	(0.17)	10.29	1.73	0.74	0.55	1.62	3,465	62
2019	10.14	0.17	0.14	0.31	(0.17)	—	(0.17)	10.28	3.10	0.72	0.55	1.68	3,668	94
2018	10.22	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.14	0.62	0.67	0.55	1.40	6,502	95
2017	10.24	0.13	(0.02)	0.11	(0.13)	(0.00)	(0.13)	10.22	1.08	0.76	0.55	1.27	7,166	93
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)	10.24	1.69	0.77	0.55	1.04	1,151	39
Short-Term Income Fund
2020	9.45	0.18	0.11	0.29	(0.19)	—	(0.19)	9.55	3.09	0.70	0.60	1.94	20,404	48
2019	9.27	0.22	0.18	0.40	(0.22)	—	(0.22)	9.45	4.34	0.70	0.60	2.30	24,531	53
2018	9.39	0.17	(0.12)	0.05	(0.17)	—	(0.17)	9.27	0.56	0.71	0.60	1.80	26,011	48
2017	9.40	0.15	(0.01)	0.14	(0.15)	—	(0.15)	9.39	1.46	0.72	0.60	1.61	33,311	53
2016	9.33	0.10	0.07	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70	0.60	0.98	157	64
Intermediate Tax-Free Fund
2020	11.60	0.29	(0.09)	0.20	(0.30)	—	(0.30)	11.50	1.78	0.56	0.54	2.63	5,016	52
2019	11.13	0.30	0.47	0.77	(0.30)	—	(0.30)	11.60	7.05	0.56	0.55	2.69	4,505	64
2018	11.37	0.30	(0.24)	0.06	(0.30)	—	(0.30)	11.13	0.53	0.55	0.55	2.65	14,701	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.79	0.57	0.55	2.57	10,842	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.18	1,693	42

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
												Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Strategic Income Fund
2020	$9.46	$0.40	$0.24	$0.64	$(0.66	)(9)	$—	$(0.66)	$9.44	7.24	(11)%	1.01%	0.80%	4.39%	$12,858	31%
2019	9.08	0.42	0.38	0.80	(0.42)		—	(0.42)	9.46	9.08		0.96	0.80	4.41	12,523	39
2018	9.45	0.37	(0.37)	0.00	(0.40)		—	(0.40)	9.08	0.37		0.92	0.80	4.09	13,602	33
2017	9.43	0.28	0.03	0.31	(0.29)		—	(0.29)	9.45	3.32		0.90	0.80	3.14	18,354	65
2016	9.31	0.22	0.16	0.38	(0.26)		—	(0.26)	9.43	4.17		0.86	0.80	2.27	32	13
Corporate Income Fund
2020	13.65	0.42	0.63	1.05	(0.42)		—	(0.42)	14.28	7.86	(12)	0.66	0.59	3.05	3,719	31
2019	12.79	0.45	0.90	1.35	(0.45)		(0.04)	(0.49)	13.65	10.89		0.67	0.59	3.48	7,208	37
2018	13.20	0.40	(0.39)	0.01	(0.40)		(0.02)	(0.42)	12.79	0.06		0.63	0.59	3.15	1,864	31
2017	13.17	0.35	0.14	0.49	(0.35)		(0.11)	(0.46)	13.20	3.86		0.71	0.59	2.63	1,384	44
2016	12.33	0.45	0.89	1.34	(0.45)		(0.05)	(0.50)	13.17	11.23		0.72	0.59	3.77	66	62
Core Plus Bond Fund
2020	12.00	0.32	0.43	0.75	(0.34	)(10)	—	(0.34)	12.41	6.49	(13)	0.56	0.56	2.69	4,438	28
2019	11.41	0.37	0.59	0.96	(0.37)		—	(0.37)	12.00	8.63		0.58	0.58	3.23	3,727	51
2018	11.79	0.31	(0.37)	(0.06)	(0.32)		(0.01)	(0.33)	11.41	(0.45)		0.58	0.58	2.69	3,032	45
2017	11.89	0.28	(0.06)	0.22	(0.28)		(0.04)	(0.32)	11.79	1.91		0.59	0.59	2.36	3,337	34
2016	11.42	0.34	0.48	0.82	(0.35)		(0.00)	(0.35)	11.89	7.36		0.59	0.59	2.99	1,434	39

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Calculated using the average shares method.
(6)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(7)	Redemption fees consisted of per share amounts less than $0.01.
(8)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(9)	Includes distribution to shareholders for return of capital in the amount of $0.24 per share.
(10)	Includes distribution to shareholders for return of capital in the amount of $0.01 per share.
(11)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.31%
(12)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.82%
(13)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.40%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2020	$15.88	$0.28	$(0.45)	$(0.17)	$(0.28)	$(0.31)	$(0.59)	$15.12	(1.06)%	0.68%	0.65%	1.76%	$217,448	51%
2019	15.77	0.25	1.46	1.71	(0.26)	(1.34)	(1.60)	15.88	12.18	0.78	0.65	1.71	184,158	32
2018	14.42	0.24	1.74	1.98	(0.24)	(0.39)	(0.63)	15.77	14.12	0.78	0.65	1.52	102,815	43
2017	13.84	0.24	0.74	0.98	(0.23)	(0.17)	(0.40)	14.42	7.24	0.78	0.65	1.69	127,837	56
2016	12.84	0.20	1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
Dividend Income Fund
2020	13.98	0.34	(0.34)	0.00	(0.34)	(0.02)	(0.36)	13.62	0.28	0.76	0.65	2.47	235,928	46
2019	15.41	0.34	(0.85)	(0.51)	(0.34)	(0.58)	(0.92)	13.98	(3.24)	0.78	0.65	2.56	297,622	43
2018	14.47	0.34	2.64	2.98	(0.34)	(1.70)	(2.04)	15.41	22.17	0.79	0.65	2.31	149,009	39
2017(5)	12.96	0.33	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
2016	12.62	0.35	1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
Large-Cap Value Fund
2020	13.74	0.27	(0.20)	0.07	(0.28)	—	(0.28)	13.53	0.70	0.60	0.54	1.90	213,466	76
2019	16.61	0.30	(1.46)	(1.16)	(0.31)	(1.40)	(1.71)	13.74	(6.97)	0.59	0.54	2.01	224,930	67
2018	15.88	0.28	2.14	2.42	(0.24)	(1.45)	(1.69)	16.61	15.83	0.67	0.64	1.64	287,685	54
2017(5)	14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
2016	15.26	0.24	0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
Large-Cap Growth Fund
2020(5)	18.15	0.09	5.18	5.27	(0.14)	(0.79)	(0.93)	22.49	30.19	0.58	0.54	0.48	121,958	71
2019	21.17	0.18	(0.53)	(0.35)	(0.12)	(2.55)	(2.67)	18.15	(0.40)	0.59	0.54	0.75	168,838	89
2018	17.60	0.11	4.48	4.59	(0.02)	(1.00)	(1.02)	21.17	27.19	0.67	0.64	0.56	279,227	57
2017	15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
2016	16.39	0.07	1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
Mid-Cap Value Fund
2020	9.92	0.16	(0.91)	(0.75)	(0.16)	—	(0.16)	9.01	(7.79)	1.05	0.99	1.62	65,345	47
2019	12.58	0.13	(1.32)	(1.19)	(0.14)	(1.33)	(1.47)	9.92	(9.47)	1.01	0.99	1.23	87,893	50
2018	11.89	0.13	1.18	1.31	(0.12)	(0.50)	(0.62)	12.58	11.21	1.00	0.99	1.04	113,786	64
2017	14.38	0.08	1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
2016	15.01	0.16	0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
Mid-Cap Growth Fund
2020	15.04	(0.01)	2.71	2.70	—	(1.82)	(1.82)	15.92	19.41	1.09	0.99	(0.12)	78,143	56
2019	18.79	(0.02)	(0.78)	(0.80)	—	(2.95)	(2.95)	15.04	(2.75)	1.07	0.99	(0.16)	74,575	61
2018	15.39	(0.03)	4.42	4.39	—	(0.99)	(0.99)	18.79	29.76	1.06	0.99	(0.18)	89,028	63
2017	16.76	0.03	2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
2016	20.51	0.04	(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
Small-Cap Value Fund
2020(5)	11.60	0.09	(1.05)	(0.96)	(0.11)	(0.05)	(0.16)	10.48	(8.40)	1.24	0.99	0.78	41,135	82
2019	15.03	0.09	(2.47)	(2.38)	(0.09)	(0.96)	(1.05)	11.60	(15.93)	1.14	0.99	0.78	44,586	67
2018	13.47	0.07	2.61	2.68	—	(1.12)	(1.12)	15.03	20.67	1.16	0.99	0.49	56,848	70
2017(5)	13.37	0.04	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
2016	12.84	0.05	1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39
Small-Cap Growth Fund
2020	16.10	(0.03)	1.78	1.75	—	(0.30)	(0.30)	17.55	10.89	1.09	0.99	(0.22)	69,926	70
2019	22.48	0.01	(3.64)	(3.63)	—	(2.75)	(2.75)	16.10	(15.92)	1.05	0.99	(0.29)	68,226	61
2018	19.00	(0.03)	5.59	5.56	—	(2.08)	(2.08)	22.48	31.83	1.02	0.99	(0.21)	99,311	80
2017	16.62	(0.14)	2.52	2.38	—	—	—	19.00	14.32	1.02	1.02	(0.37)	81,259	197
2016	18.60	(0.10)	(0.64)	(0.74)	—	(1.24)	(1.24)	16.62	(3.72)	1.18	1.18	(0.21)	179,726	63

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Global Low Volatility Equity Fund
2020(5)(6)	$11.49	$0.21	$(0.77)	$(0.56)	$(0.36)	$(0.21)	$(0.57)	$10.36	(5.29)%	1.53%	0.85%	1.95%	$13,739	49%
2019(6)	14.05	0.38	(0.19)	0.19	(0.40)	(2.35)	(2.75)	11.49	2.48	1.37	0.85	2.67	34,335	44
2018	13.20	0.30	1.05	1.35	(0.37)	(0.13)	(0.50)	14.05	10.44	1.19	0.85	1.94	30,205	34
2017(6)	12.65	0.19	0.64	0.83	(0.20)	(0.08)	(0.28)	13.20	6.76	1.27	0.85	1.98	48,221	74
2016(6)	11.34	0.07	1.33	1.40	(0.09)	(0.00)	(0.09)	12.65	12.44	1.38	0.85	2.26	38,909	36
Disciplined International Equity Fund
2020(5)	10.03	0.22	(0.06)	0.16	(0.45)	—	(0.45)	9.74	1.30	1.18	0.90	2.19	38,899	55
2019	10.96	0.34	(1.08)	(0.74)	(0.19)	—	(0.19)	10.03	(6.64)	1.03	0.90	3.00	60,828	59
2018(6)	11.19	0.26	(0.25)	0.01	(0.24)	—	(0.24)	10.96	0.05	1.03	0.90	2.33	77,339	52
2017(6)	9.58	0.25	1.64	1.89	(0.28)	—	(0.28)	11.19	20.30	1.14	0.90	2.13	72,239	77
2016(6)(7)	10.00	0.23	(0.65)	(0.42)	—	—	—	9.58	(4.20)	1.20	0.90	2.51	67,434	64
Pyrford International Stock Fund
2020(5)(6)	12.84	0.31	0.51	0.82	(0.37)	—	(0.37)	13.29	6.38	0.95	0.94	2.40	463,023	28
2019(6)	13.18	0.33	(0.33)	—	(0.34)	—	(0.34)	12.84	0.25	0.96	0.94	2.71	486,114	16
2018(6)	13.21	0.37	(0.06)	0.31	(0.34)	—	(0.34)	13.18	2.34	0.96	0.94	2.41	485,053	20
2017(5)(6)	12.22	0.32	0.94	1.26	(0.27)	—	(0.27)	13.21	10.68	1.05	0.96	2.59	593,746	33
2016(6)	11.78	0.35	0.36	0.71	(0.27)	—	(0.27)	12.22	6.21	1.06	0.99	2.44	485,787	12
LGM Emerging Markets Equity Fund
2020(5)(6)	14.82	0.29	0.39	0.68	(0.26)	(0.08)	(0.34)	15.16	4.60	1.27	1.15	2.06	255,796	45
2019(6)	15.99	0.22	(0.69)	(0.47)	(0.19)	(0.51)	(0.70)	14.82	(2.76)	1.25	1.15	1.65	286,159	24
2018(6)	15.97	0.19	(0.04)	0.15	(0.13)	—	(0.13)	15.99	0.92	1.29	1.15	1.20	201,835	22
2017(5)(6)	14.08	0.15	1.84	1.99	(0.10)	—	(0.10)	15.97	14.36	1.38	1.15	1.04	157,581	40
2016(6)	12.16	0.15	1.90	2.05	(0.13)	—	(0.13)	14.08	17.12	1.39	1.15	1.07	78,851	24
Ultra Short Tax-Free Fund
2020	10.09	0.13	(0.01)	0.12	(0.13)	—	(0.13)	10.08	1.21	0.38	0.30	1.28	523,605	267
2019	10.06	0.17	0.03	0.20	(0.17)	—	(0.17)	10.09	1.98	0.37	0.30	1.66	541,859	155
2018	10.08	0.13	(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.06	1.10	0.37	0.30	1.25	572,669	156
2017	10.07	0.10	0.02	0.12	(0.10)	(0.01)	(0.11)	10.08	1.15	0.39	0.30	0.94	625,691	126
2016	10.08	0.07	0.00	0.07	(0.07)	(0.01)	(0.08)	10.07	0.65	0.39	0.30	0.65	548,641	56
Short Tax-Free Fund
2020	10.29	0.18	0.01	0.19	(0.18)	—	(0.18)	10.30	1.88	0.49	0.40	1.78	124,485	62
2019	10.14	0.19	0.15	0.34	(0.19)	—	(0.19)	10.29	3.35	0.47	0.40	1.83	156,128	94
2018	10.22	0.16	(0.08)	0.08	(0.16)	—	(0.16)	10.14	0.77	0.48	0.40	1.56	182,022	95
2017	10.25	0.14	(0.03)	0.11	(0.14)	(0.00)	(0.14)	10.22	1.14	0.51	0.40	1.39	175,454	93
2016	10.20	0.13	0.07	0.20	(0.13)	(0.02)	(0.15)	10.25	1.94	0.52	0.40	1.18	168,592	39
Short-Term Income Fund
2020	9.47	0.20	0.11	0.31	(0.21)	—	(0.21)	9.57	3.35	0.45	0.35	2.18	216,283	48
2019	9.29	0.24	0.18	0.42	(0.24)	—	(0.24)	9.47	4.59	0.45	0.35	2.56	233,816	53
2018	9.40	0.20	(0.11)	0.09	(0.20)	—	(0.20)	9.29	0.92	0.46	0.35	2.06	214,068	48
2017	9.42	0.17	(0.02)	0.15	(0.17)	—	(0.17)	9.40	1.60	0.47	0.35	1.76	209,278	53
2016	9.35	0.11	0.09	0.20	(0.13)	—	(0.13)	9.42	2.12	0.45	0.35	1.16	234,507	64
Intermediate Tax-Free Fund
2020	11.59	0.33	(0.10)	0.23	(0.33)	—	(0.33)	11.49	2.02	0.31	0.31	2.86	1,417,833	52
2019	11.12	0.33	0.47	0.80	(0.33)	—	(0.33)	11.59	7.40	0.30	0.30	2.95	1,384,178	64
2018	11.37	0.32	(0.25)	0.07	(0.32)	—	(0.32)	11.12	0.68	0.31	0.31	2.88	894,463	45
2017	11.60	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)	11.37	1.11	0.32	0.32	2.79	631,658	44
2016	11.26	0.28	0.36	0.64	(0.28)	(0.02)	(0.30)	11.60	5.71	0.32	0.32	2.43	601,873	42

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
												Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Strategic Income Fund
2020	$9.45	$0.44	$0.23	$0.67	$(0.69	)(8)	$—	$(0.69)	$9.43	7.51	(10)%	0.75%	0.55%	4.52%	$6,313	31%
2019	9.08	0.43	0.38	0.81	(0.44)		—	(0.44)	9.45	9.23		0.70	0.55	4.65	9,117	39
2018	9.44	0.40	(0.36)	0.07	(0.43)		—	(0.43)	9.08	0.72		0.67	0.55	4.31	12,701	33
2017	9.42	0.27	0.06	0.33	(0.31)		—	(0.31)	9.44	3.58		0.65	0.55	2.68	21,550	65
2016	9.31	0.23	0.17	0.40	(0.29)		—	(0.29)	9.42	4.32		0.61	0.55	2.53	21,663	13
Corporate Income Fund
2020	13.64	0.44	0.62	1.06	(0.44)		—	(0.44)	14.26	7.98	(11)	0.41	0.41	3.19	298,296	31
2019	12.78	0.47	0.90	1.37	(0.47)		(0.04)	(0.51)	13.64	11.07		0.42	0.42	3.68	236,955	37
2018	13.19	0.42	(0.39)	0.03	(0.42)		(0.02)	(0.44)	12.78	0.19		0.45	0.45	3.24	140,395	31
2017	13.15	0.37	0.15	0.52	(0.37)		(0.11)	(0.48)	13.19	4.07		0.46	0.46	2.84	134,293	44
2016	12.32	0.46	0.88	1.34	(0.46)		(0.05)	(0.51)	13.15	11.28		0.47	0.47	3.77	129,429	62
Core Plus Bond Fund
2020	12.00	0.35	0.43	0.78	(0.37	)(9)	—	(0.37)	12.41	6.67	(12)	0.31	0.31	2.94	1,062,276	28
2019	11.40	0.40	0.60	1.00	(0.40)		—	(0.40)	12.00	8.99		0.33	0.33	3.48	945,420	51
2018	11.78	0.34	(0.37)	(0.03)	(0.34)		(0.01)	(0.35)	11.40	(0.20)		0.33	0.33	2.95	981,569	45
2017	11.89	0.31	(0.07)	0.24	(0.31)		(0.04)	(0.35)	11.78	2.08		0.34	0.34	2.62	975,051	34
2016	11.42	0.37	0.48	0.85	(0.38)		(0.00)	(0.38)	11.89	7.63		0.34	0.34	3.25	459,228	39

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Calculated using the average shares method.
(6)	Redemption fees consisted of per share amounts less than $0.01.
(7)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(8)	Includes distribution to shareholders for return of capital in the amount of $0.23 per share.
(9)	Includes distribution to shareholders for return of capital in the amount of $0.01 per share.
(10)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.58%
(11)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.94%
(12)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.58%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Government Money Market Fund
2020	$1.00	$0.01	$(0.00)	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.86%	0.25%	0.20%	0.75%	$3,337,318	—%
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.14	0.25	0.20	2.13	2,384,545	—
2018	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	0.25	0.20	1.30	2,641,069	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.45	0.25	0.20	0.45	2,269,361	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
Tax-Free Money Market Fund
2020	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.91	0.31	0.20	0.91	325,028	—
2019	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.46	0.30	0.20	1.44	336,282	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.31	0.20	1.07	305,424	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
Prime Money Market Fund
2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.02	0.25	0.20	0.93	344,297	—
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.28	0.26	0.20	2.27	248,781	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.50	0.27	0.20	1.52	268,487	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—
Institutional Prime Money Market Fund
2020	1.0001	0.0106	(0.0002)	0.0104	(0.0106)	—	(0.0106)	0.9999	1.04	0.28	0.20	1.11	369,585	—
2019	1.0001	0.0229	—	0.0229	(0.0229)	—	(0.0229)	1.0001	2.31	0.27	0.20	2.30	560,217	—
2018	1.0001	0.0153	0.00	0.0153	(0.0153)	(0.00)	(0.0153)	1.0001	1.54	0.29	0.20	1.55	479,413	—
2017(5)	1.00	0.0074	0.0001	0.0075	(0.0074)	(0.00)	(0.0074)	1.0001	0.75	0.30	0.20	0.74	400,203	—
2016(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.00	0.29	0.20	0.37	415,218	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(6)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Large-Cap Value Fund
2020	$13.75	$0.28	$(0.19)	$0.09	$(0.29)	$—	$(0.29)	$13.55	0.82%	0.45%	0.39%	2.00%	$33,318	76%
2019	16.62	0.31	(1.46)	(1.15)	(0.32)	(1.40)	(1.72)	13.75	(6.80)	0.45	0.39	2.15	53,513	67
2018	15.88	(0.48)	2.94	2.46	(0.27)	(1.45)	(1.72)	16.62	16.07	0.42	0.39	1.97	81,786	54
2017(5)	14.17	0.26	1.81	2.07	(0.24)	(0.12)	(0.36)	15.88	14.75	0.62	0.60	1.64	1,479	62
2016(6)	13.81	0.21	0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2020(5)	18.20	0.12	5.19	5.31	(0.16)	(0.79)	(0.95)	22.56	30.40	0.43	0.39	0.62	268,706	71
2019	21.21	0.13	(0.44)	(0.31)	(0.15)	(2.55)	(2.70)	18.20	(0.22)	0.43	0.39	0.94	226,978	89
2018	17.62	0.11	4.52	4.63	(0.04)	(1.00)	(1.04)	21.21	27.36	0.43	0.40	0.87	60,971	57
2017	15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
2016(6)	14.75	0.07	0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2020	9.93	0.17	(0.91)	(0.74)	(0.17)	—	(0.17)	9.02	(7.66)	0.91	0.84	1.72	12,843	47
2019	12.60	0.17	(1.35)	(1.18)	(0.16)	(1.33)	(1.49)	9.93	(9.37)	0.86	0.84	1.37	13,957	50
2018	11.90	0.14	1.19	1.33	(0.13)	(0.50)	(0.63)	12.60	11.41	0.83	0.83	1.24	31,173	64
2017	14.38	0.11	1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
2016	15.03	0.18	0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
Mid-Cap Growth Fund
2020	15.19	0.01	2.73	2.74	—	(1.82)	(1.82)	16.11	19.49	0.94	0.84	0.03	7,767	56
2019	18.91	0.02	(0.79)	(0.77)	—	(2.95)	(2.95)	15.19	(2.54)	0.92	0.84	0.01	7,980	61
2018	15.46	0.00	4.44	4.44	—	(0.99)	(0.99)	18.91	29.96	0.88	0.84	—	23,005	63
2017	16.83	0.07	2.18	2.25	(0.08)	(3.54)	(3.62)	15.46	17.22	0.97	0.84	(0.13)	592	157
2016	20.55	0.09	(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
Small-Cap Value Fund
2020(5)	11.70	0.11	(1.06)	(0.95)	(0.11)	(0.05)	(0.16)	10.59	(8.24)	1.08	0.84	0.92	7,658	82
2019	15.13	0.12	(2.50)	(2.38)	(0.09)	(0.96)	(1.05)	11.70	(15.81)	1.00	0.84	0.91	8,108	67
2018	13.53	0.04	2.68	2.72	—	(1.12)	(1.12)	15.13	20.89	0.97	0.84	0.69	14,260	70
2017(5)	13.42	0.05	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
2016	12.87	0.07	1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
Pyrford International Stock Fund
2020(5)(7)	12.86	0.34	0.50	0.84	(0.39)	—	(0.39)	13.31	6.54	0.80	0.79	2.65	230,148	28
2019(7)	13.20	0.34	(0.31)	0.03	(0.37)	—	(0.37)	12.86	0.44	0.81	0.79	2.86	163,829	16
2018(7)	13.22	0.35	(0.01)	0.34	(0.36)	—	(0.36)	13.20	2.55	0.81	0.79	3.32	155,368	20
2017(5)(7)	12.23	0.40	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33
2016(7)	11.79	0.20	0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Calculated using the average shares method.
(6)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(7)	Redemption fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

August 31, 2020

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of August 31, 2020, the Corporation consisted of 28 portfolios, including 23 diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
Corporate Income Fund (2)	December 22, 2008	To maximize total return consistent with current income.
Core Plus Bond Fund (3)	December 22, 2008	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.
(2)	Formerly BMO TCH Corporate Income Fund.
(3)	Formerly BMO TCH Core Plus Bond Fund.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Notes to Financial Statements (continued)

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Funds’ information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

BMO Funds

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Money Market Funds—Rule 2a-7 under the Act effectively includes three categories of money market funds: “Government,” “Retail,” and “Institutional.” The BMO Government Money Market Fund operates as a Government money market fund. The BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund operate as Retail money market funds. The BMO Institutional Prime Money Market Fund operates as an Institutional money market fund. Each money market fund is operated to comply with the various requirements of Rule 2a-7.

As a Government money market fund, the BMO Government Money Market Fund invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are collateralized fully (as defined in Rule 2a-7 under the Act). As Retail money market funds, BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund have adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. Each Government and Retail money market fund uses the amortized cost method of valuing portfolio instruments, which approximates fair value, and seeks to transact shares at a stable $1.00 NAV per share.

As an Institutional money market fund, BMO Institutional Prime Money Market Fund operates with a floating NAV reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which generally are valued at amortized cost. BMO Institutional Prime Money Market Fund also is required to round its NAV to four decimal places (e.g., $1.0000).

The Institutional and Retail money market funds have adopted policies and procedures imposing a fee upon the sale of shares (“Liquidity Fee”) or temporarily suspending the ability to sell shares if the Fund’s liquidity falls below designated thresholds (“Redemption Gate”). The Board of Directors has chosen not to subject the BMO Government Money Market Fund to a Liquidity Fee or a Redemption Gate, and may do so in the future only with advance notice to shareholders.

Redemption Fees—The International Funds impose a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Notes to Financial Statements (continued)

Cash collateral received as part of the International Funds’ securities lending program was invested in the following security as of August 31, 2020:

Description	Value
BMO Institutional Prime Money Market Fund – Premier Class, 0.130%	$18,697,090

Cash collateral received as part of the non-International Funds’ securities lending program was jointly pooled and invested in the following securities as of August 31, 2020 (1):

Description	Value
Atlantic Asset Securitization LLC, 0.150%, 9/23/2020 (2)	$4,999,542
Atlantic Asset Securitization LLC, 0.330%, 12/08/2020 (2)	2,997,305
Bank of Nova Scotia, 0.297% (LIBOR 3 Month + 40 Basis point), 5/04/2021 (3)	3,509,165
Bank of Nova Scotia, 0.450%, 9/03/2020 (2)	3,750,024
Bank of Nova Scotia, 0.475% (LIBOR 3 Month + 9 Basis point), 2/16/2021 (3)	3,601,813
BlackRock Liquidity Funds FedFund Portfolio, 0.130%, 9/01/2020 (2)	60,888,143
BMO Government Money Market Fund—Premier Class, 0.010%, 9/01/2020 (4)	9,000,000
BMO Institutional Prime Money Market Fund—Premier Class, 0.130%, 9/01/2020 (4)	140,033,000
Canadian Imperial Bank of Commerce, 0.320%, 3/02/2021 (2)	3,151,663
Canadian Imperial Bank of Commerce/New York NY, 0.490%, 10/09/2020 (2)	3,500,935
Collateralized Commercial Paper Co. LLC, 0.250%, 2/08/2021 (2)	3,246,389
Collateralized Commercial Paper Co. LLC, 0.306% (LIBOR 3 Month + 5 Basis point), 10/23/2020 (3)	3,500,000
Collateralized Commercial Paper Co. LLC, 0.381%, 2/09/2021 (2)	3,494,052
Collateralized Commercial Paper Co. LLC, 0.401%, 12/01/2020 (2)	3,496,461
Credit Suisse AG-New York Branch, 0.501% (LIBOR 3 Month + 25 Basis point), 11/02/2020 (3)	3,751,587
Credit Suisse AG-New York Branch, 0.623% (LIBOR 3 Month + 7 Basis point), 2/03/2021 (3)	3,751,582
Exxon Corp., 0.410%, 9/22/2020 (2)	3,499,163
Glencove Funding DAC, 0.213% (LIBOR 1 Week + 10 Basis point), 2/19/2021 (3)	5,750,000
Gotham Funding Corp, 0.170%, 11/23/2020 (2)	2,598,981
LMA Americas LLC, 0.320%, 9/10/2020 (2)	3,499,720
LMA Americas LLC, 0.350%, 12/07/2020 (2)	3,496,699
LMA Americas LLC, 0.401%, 1/15/2021 (2)	3,494,711
Manhattan Asset FDG Co LLC, 0.140%, 9/24/2020 (2)	2,654,763
Manhattan Asset FDG Co LLC, 0.160%, 9/25/2020 (2)	1,999,787
Manhattan Asset FDG Co LLC, 0.200%, 9/10/2020 (2)	3,499,825

Description	Value
Mizuho Bank Ltd., 0.255% (LIBOR 1 Month + 10 Basis point), 9/08/2020 (3)	$3,500,088
Nordea Bank, 0.347% (LIBOR 3 Month + 10 Basis point), 5/21/2021 (3)	3,402,688
Old Line Funding LLC, 0.200%, 2/09/2021 (2)	2,497,764
Old Line Funding LLC, 0.310%, 10/30/2020 (2)	4,397,765
Old Line Funding LLC, 0.331%, 3/22/2021 (2)	2,495,371
Regency Markets No 1 LLC, 0.150%, 9/15/2020 (2)	2,849,834
Regency Markets No 1 LLC, 0.160%, 9/09/2020 (2)	1,999,929
Regency Markets No 1 LLC, 0.160%, 9/25/2020 (2)	2,999,680
Royal Bank of Canada, 0.428% (LIBOR 3 Month + 12 Basis point), 6/18/2021 (3)	3,402,427
Sheffield Receivables Co. LLC, 0.400%, 11/02/2020 (2)	3,497,589
Sheffield Receivables Co. LLC, 0.400%, 11/20/2020 (2)	3,496,889
Sheffield Receivables Co. LLC, 0.410%, 11/17/2020 (2)	3,496,931
Sheffield Receivables Co. LLC, 0.450%, 12/02/2020 (2)	3,750,000
Skandinaviska Enskilda Banken AB, 0.329% (LIBOR 3 Month + 7 Basis point), 10/09/2020 (3)	5,000,513
Skandinaviska Enskilda Banken AB, 0.390% (LIBOR 3 Month + 11 Basis point), 1/04/2021 (3)	3,501,325
Skandinaviska Enskilda Banken AB, 0.452% (LIBOR 3 Month + 15 Basis point), 10/02/2020 (3)	4,750,672
Starbird Funding Corp., 0.260%, 11/09/2020 (2)	3,498,256
Sumitomo Mitsui Banking Corp., 0.384% (LIBOR 3 Month + 10 Basis point), 1/06/2021 (3)	3,501,093
Svenska Handelsbanken AB, 0.356% (LIBOR 1 Month + 25 Basis point), 1/04/2021 (3)	3,502,604
Swedish Export Credit Corp., 0.270%, 12/01/2020 (2)	3,997,270
Thunder Bay Funding LLC, 0.270%, 11/20/2020 (2)	3,298,020
Toronto-Dominion Bank, 0.428% (LIBOR 3 Month + 11 Basis point), 6/10/2021 (3)	3,501,349
Toronto-Dominion Bank, 0.490%, 9/30/2020 (2)	3,751,095
Toyota Motor Credit Corp., 0.303% (LIBOR 3 Month + 5 Basis point), 11/13/2020 (3)	3,750,000
Versailles Commercial Paper LLC, 0.280%, 9/02/2020 (2)	3,499,973
Victory Receivables Corp., 0.200%, 9/08/2020 (2)	3,499,864
Victory Receivables Corp., 0.210%, 9/10/2020 (2)	3,499,816
Victory Receivables Corp., 0.350%, 11/04/2020 (2)	3,497,822
Other	(20,049)

Total	$384,981,888

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Each issue shows the rate of the discount at the time of purchase.
(3)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of August 31, 2020.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of their income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

BMO Funds

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended August 31, 2020 the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of August 31, 2020.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$254,246,368	$—	$—	$254,246,368
Short-Term Investments	4,254,460	21,952,763	—	26,207,223

Total	$258,500,828	$21,952,763	$—	$280,453,591

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$239,011,177	$—	$—	$239,011,177
Short-Term Investments	5,160,131	45,096,198	—	50,256,329

Total	$244,171,308	$45,096,198	$—	$289,267,506

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$256,813,408	$—	$—	$256,813,408
Short-Term Investments	3,589,882	57,069,363	—	60,659,245

Total	$260,403,290	$57,069,363	$—	$317,472,653

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$455,648,400	$—	$—	$455,648,400
Short-Term Investments	2,951,726	46,454,500	—	49,406,226

Total	$458,600,126	$46,454,500	$—	$505,054,626

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$104,746,081	$—	$—	$104,746,081
Short-Term Investments	1,403,585	9,514,603	—	10,918,188

Total	$106,149,666	$9,514,603	$—	$115,664,269

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$98,390,375	$—	$—	$98,390,375
Short-Term Investments	1,582,909	13,636,803	—	15,219,712

Total	$99,973,284	$13,636,803	$—	$113,610,087

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$48,983,472	$—	$—	$48,983,472
Short-Term Investments	1,651,709	6,858,721	—	8,510,430

Total	$50,635,181	$6,858,721	$—	$57,493,902

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$95,226,964	$—	$—	$95,226,964
Short-Term Investments	1,915,098	21,305,052	—	23,220,150

Total	$97,142,062	$21,305,052	$—	$118,447,114

Notes to Financial Statements (continued)

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$109,696	$—	$—	$109,696
Bermuda	74,281	—	—	74,281
Canada	1,257,743	—	—	1,257,743
Cayman Islands	246,419	—	—	246,419
China	99,563	—	—	99,563
Czech Republic	236,292	—	—	236,292
France	101,381	—	—	101,381
Germany	35,489	—	—	35,489
Hong Kong	555,193	—	—	555,193
Hungary	35,089	—	—	35,089
Israel	191,680	—	—	191,680
Italy	579,906	—	—	579,906
Japan	2,152,691	—	—	2,152,691
Mexico	148,550	—	—	148,550
Netherlands	494,570	—	—	494,570
New Zealand	461,472	—	—	461,472
Philippines	362,429	—	—	362,429
Portugal	46,664	—	—	46,664
Singapore	440,302	—	—	440,302
South Africa	274,060	—	—	274,060
Spain	107,149	—	—	107,149
Switzerland	682,474	—	—	682,474
Taiwan	603,081	—	—	603,081
United Kingdom	217,966	—	—	217,966
United States	4,092,491	—	—	4,092,491
Short-Term Investments	602,477	—	—	602,477

Total	$14,209,108	$—	$—	$14,209,108

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,578,162	$—	$—	$3,578,162
China	597,391	—	—	597,391
Denmark	1,090,427	—	—	1,090,427
Finland	663,177	—	—	663,177
France	2,988,181	—	—	2,988,181
Germany	1,407,682	—	—	1,407,682
Hong Kong	825,061	—	—	825,061
Israel	169,382	—	—	169,382
Italy	1,989,708	—	—	1,989,708
Japan	9,929,826	—	—	9,929,826
Netherlands	2,152,617	—	—	2,152,617
New Zealand	347,138	—	—	347,138
Norway	423,240	—	—	423,240
Singapore	1,398,990	—	—	1,398,990
Spain	742,591	—	—	742,591
Sweden	649,710	—	—	649,710
Switzerland	5,198,940	—	—	5,198,940
United Kingdom	3,679,746	—	—	3,679,746
Short-Term Investments	1,417,393	—	—	1,417,393

Total	$39,249,362	$—	$—	$39,249,362

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$78,300,524	$—	$—	$78,300,524
Finland	20,615,109	—	—	20,615,109
France	50,901,142	—	—	50,901,142
Germany	51,669,589	—	—	51,669,589
Hong Kong	29,429,015	—	—	29,429,015
Indonesia	6,574,864	—	—	6,574,864
Japan	90,269,422	—	—	90,269,422
Malaysia	17,110,247	—	—	17,110,247
Netherlands	23,468,876	—	—	23,468,876
Norway	12,816,409	—	—	12,816,409
Singapore	32,860,875	—	—	32,860,875
Sweden	10,007,919	—	—	10,007,919
Switzerland	76,504,295	—	—	76,504,295
Taiwan	26,321,114	—	—	26,321,114
United Kingdom	117,128,942	—	—	117,128,942
Preferred Stocks
Germany	12,070,957	—	—	12,070,957
Short-Term Investments	48,529,250	—	—	48,529,250

Total	$704,578,549	$—	$—	$704,578,549

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,206,100	$—	$—	$6,206,100
Cayman Islands	11,328,450	—	—	11,328,450
China	33,386,581	—	—	33,386,581
Egypt	4,110,417	—	—	4,110,417
Hong Kong	23,380,708	—	—	23,380,708
India	57,596,999	—	—	57,596,999
Indonesia	9,741,987	—	—	9,741,987
Jersey	7,683,457	—	—	7,683,457
Mexico	9,866,222	—	—	9,866,222
Netherlands	6,668,865	—	—	6,668,865
Nigeria	3,198,388	—	—	3,198,388
Portugal	4,803,614	—	—	4,803,614
Russia	13,240,459	—	—	13,240,459
South Africa	15,538,132	—	—	15,538,132
Taiwan	16,788,763	—	—	16,788,763
United Kingdom	6,893,870	—	—	6,893,870
United States	5,603,215	—	—	5,603,215
Vietnam	7,145,714	—	—	7,145,714
Common Stock Units	5,650,572	—	—	5,650,572
Short-Term Investments	5,950,565	—	—	5,950,565

Total	$254,783,078	$—	$—	$254,783,078

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$506,743,541	$—	$506,743,541
Mutual Funds	20,320,000	—	—	20,320,000
Repurchase Agreements	—	6,725,349	—	6,725,349

Total	$20,320,000	$513,468,890	$—	$533,788,890

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$127,061,534	$—	$127,061,534
Repurchase Agreements	—	902,979	—	902,979

Total	$—	$127,964,513	$—	$127,964,513

BMO Funds

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$36,093,368	$—	$36,093,368
Collateralized Mortgage Obligations	—	8,977,498	—	8,977,498
Commercial Mortgage Securities	—	10,539,323	—	10,539,323
Corporate Bonds & Notes	—	121,475,617	—	121,475,617
U.S. Government & U.S. Government Agency Obligations	—	42,002,613	—	42,002,613
U.S. Government Agency-Mortgage Securities	—	5,109,568	—	5,109,568
Short-Term Investments	7,069,356	29,122,931	—	36,192,287

Total	$7,069,356	$253,320,918	$—	$260,390,274

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,835,771,591	$—	$1,835,771,591
Mutual Funds	10,000,000	—	—	10,000,000
Repurchase Agreements	—	2,334,710	—	2,334,710

Total	$10,000,000	$1,838,106,301	$—	$1,848,106,301

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$151,531	$—	$151,531
Collateralized Mortgage Obligations	—	7,745,565	—	7,745,565
Commercial Mortgage Securities	—	3,073,099	—	3,073,099
Corporate Bonds & Notes	—	56,887,700	—	56,887,700
U.S. Government Agency-Mortgage Securities	—	1,678,437	—	1,678,437
Short-Term Investments	702,920	7,990,849	—	8,693,769

Total	$702,920	$77,527,181	$—	$78,230,101

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$382,108,670	$—	$382,108,670
Short-Term Investments	18,017,006	61,602,281	—	79,619,287

Total	$18,017,006	$443,710,951	$—	$461,727,957

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$13,522,776	$—	$13,522,776
Collateralized Mortgage Obligations	—	46,763,228	—	46,763,228
Commercial Mortgage Securities	—	64,009,408	—	64,009,408
Corporate Bonds & Notes	—	462,049,126	—	462,049,126
U.S. Government & U.S. Government Agency Obligations	—	248,225,450	—	248,225,450
U.S. Government Agency-Mortgage Securities	—	296,911,445	—	296,911,445
Short-Term Investments	24,129,137	66,878,566	—	91,007,703

Total	$24,129,137	$1,198,359,999	$—	$1,222,489,136

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$172,112,215	$—	$—	$172,112,215
Repurchase Agreements	—	1,294,081,267	—	1,294,081,267
U.S. Government & U.S. Government Agency Obligations	—	1,953,635,699	—	1,953,635,699
U.S. Treasury Bills	—	568,349,444	—	568,349,444

Total	$172,112,215	$3,816,066,410	$—	$3,988,178,625

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$366,917,702	$—	$366,917,702
Mutual Funds	18,490,205	—	—	18,490,205

Total	$18,490,205	$366,917,702	$—	$385,407,907

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$85,304,138	$—	$85,304,138
Commercial Paper	—	431,964,829	—	431,964,829
Mutual Funds	37,107,182	—	—	37,107,182
Repurchase Agreements	—	47,099,699	—	47,099,699
U.S. Government & U.S. Government Agency Obligations	—	10,750,000	—	10,750,000

Total	$37,107,182	$575,118,666	$—	$612,225,848

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$82,336,531	$—	$82,336,531
Commercial Paper	—	237,394,692	—	237,394,692
Mutual Funds	22,171,040	—	—	22,171,040
Repurchase Agreements	—	25,000,000	—	25,000,000
U.S. Government & U.S. Government Agency Obligations	—	5,509,309	—	5,509,309

Total	$22,171,040	$350,240,532	$—	$372,411,572

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	32,120,308	9,668,503	2,358,690	12,698,198
Institutional class of shares	191,087,540	115,023,562	67,582,616	222,394,639
Retirement class R-6 of shares	—	—	—	—

Net proceeds from sale of shares	223,207,848	124,692,065	69,941,306	235,092,837
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	1,409,734	2,438,172	326,623	543,537
Institutional class of shares	7,319,090	10,010,513	6,188,357	11,190,903
Retirement class R-6 of shares	—	—	—	—

Net proceeds from shares issued:	8,728,824	12,448,685	6,514,980	11,734,440
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(19,107,101)	(9,069,238)	(8,587,418)	(3,157,993)
Institutional class of shares	(149,067,381)	(50,564,468)	(125,620,533)	(70,626,503)
Retirement class R-6 of shares	—	—	—	—

Net cost of shares redeemed	(168,174,482)	(59,633,706)	(134,207,951)	(73,784,496)

Net change resulting from fund share transactions in dollars	$63,762,190	$77,507,044	$(57,751,665)	$173,042,781

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	2,111,328	641,978	183,644	890,265
Institutional class of shares	12,619,398	7,766,860	5,069,501	15,839,792
Retirement class R-6 of shares	—	—	—	—

Net sale of shares	14,730,726	8,408,838	5,253,145	16,730,057
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	93,665	171,813	25,598	38,845
Institutional class of shares	489,176	700,704	487,143	803,639
Retirement class R-6 of shares	—	—	—	—

Net shares issued	582,841	872,517	512,741	842,484
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(1,270,951)	(606,674)	(661,704)	(227,462)
Institutional class of shares	(10,326,579)	(3,387,527)	(9,518,623)	(5,024,544)
Retirement class R-6 of shares	—	—	—	—

Net shares redeemed	(11,597,530)	(3,994,201)	(10,180,327)	(5,252,006)

Net change resulting from fund share transactions in shares	3,716,037	5,287,154	(4,414,441)	12,320,535

BMO Funds

Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund
Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019

$—	$—	$3,175,158	$5,143,147	$—	$—	$—	$—
691,833	702,179	56,188	754,845	1,216,861	1,384,665	722,620	805,182
114,779,390	44,351,441	26,765,540	66,582,901	11,206,657	11,581,825	10,815,063	8,697,238
13,678,690	21,893,752	72,606,416	216,486,685	5,171,945	7,761,178	717,383	6,575,320

129,149,913	66,947,372	102,603,302	288,967,578	17,595,463	20,727,668	12,255,066	16,077,740

—	—	2,703,872	7,903,690	—	—	—	—
304,418	2,194,121	29,377	116,339	445,269	5,843,113	1,745,071	2,598,569
4,481,673	28,839,817	6,990,904	31,915,301	1,285,239	12,747,841	9,036,497	12,929,680
940,488	8,385,292	11,948,943	9,011,688	215,944	3,943,242	919,723	3,595,774

5,726,579	39,419,230	21,673,096	48,947,018	1,946,452	22,534,196	11,701,291	19,124,023

—	—	(10,871,342)	(10,901,192)	—	—	—	—
(5,290,805)	(3,014,034)	(255,095)	(859,315)	(9,502,592)	(12,282,708)	(3,268,291)	(2,413,973)
(122,157,202)	(81,627,562)	(106,408,111)	(169,560,029)	(26,896,038)	(26,636,484)	(19,729,078)	(20,445,365)
(36,430,777)	(45,115,132)	(104,465,165)	(53,953,905)	(6,259,583)	(22,367,984)	(2,326,032)	(20,814,797)

(163,878,784)	(129,756,728)	(221,999,713)	(235,274,441)	(42,658,213)	(61,287,176)	(25,323,401)	(43,674,135)

$(29,002,292)	$(23,390,126)	$(97,723,315)	$102,640,155	$(23,116,298)	$(18,025,312)	$(1,367,044)	$(8,472,372)

—	—	177,230	285,200	—	—	—	—
52,253	48,101	3,152	39,698	135,941	130,653	55,974	54,552
8,186,602	3,087,120	1,466,854	3,686,092	1,203,845	1,120,182	759,578	568,485
1,031,995	1,551,696	4,175,985	12,113,349	655,855	720,902	57,779	440,599

9,270,850	4,686,917	5,823,221	16,124,339	1,995,641	1,971,737	873,331	1,063,636

—	—	149,965	481,932	—	—	—	—
24,549	158,402	1,631	7,102	41,809	581,404	131,406	200,507
357,432	2,079,204	384,116	1,928,417	121,709	1,278,620	636,821	943,084
74,135	603,955	655,455	543,856	20,449	395,511	64,092	260,186

456,116	2,841,561	1,191,167	2,961,307	183,967	2,255,535	832,319	1,403,777

—	—	(600,217)	(626,865)	—	—	—	—
(394,329)	(211,798)	(13,541)	(48,183)	(986,657)	(1,165,342)	(247,002)	(165,917)
(9,136,269)	(6,116,012)	(5,729,694)	(9,504,674)	(2,929,775)	(2,584,495)	(1,444,717)	(1,291,903)
(2,537,399)	(3,186,393)	(5,391,655)	(3,058,871)	(657,555)	(2,186,144)	(165,332)	(1,391,659)

(12,067,997)	(9,514,203)	(11,735,107)	(13,238,593)	(4,573,987)	(5,935,981)	(1,857,051)	(2,849,479)

(2,341,031)	(1,985,725)	(4,720,719)	5,847,053	(2,394,379)	(1,708,709)	(151,401)	(382,066)

Notes to Financial Statements (continued)

	Small-Cap Value Fund		Small-Cap Growth Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Advisor class of shares	$155,290	$305,655	$953,307	$2,309,900
Institutional class of shares	9,707,579	7,431,075	11,702,384	19,667,795
Retirement class R-6 of shares	2,278,731	4,775,499	—	—
Class F-3 of shares	—	—	—	—

Net proceeds from sale of shares	12,141,600	12,512,229	12,655,691	21,977,695
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	32,323	310,252	541,680	6,414,028
Institutional class of shares	590,699	3,876,070	1,216,969	11,739,150
Retirement class R-6 of shares	103,017	1,032,489	—	—
Class F-3 of shares	—	—	—	—

Net proceeds from shares issued:	726,039	5,218,811	1,758,649	18,153,178
Cost of shares redeemed:
Advisor class of shares	(1,472,641)	(1,168,307)	(7,876,028)	(16,029,451)
Institutional class of shares	(9,349,615)	(10,640,892)	(16,734,404)	(35,574,445)
Retirement class R-6 of shares	(2,371,533)	(9,068,159)	—	—
Class F-3 of shares	—	—	—	—

Net cost of shares redeemed	(13,193,789)	(20,877,358)	(24,610,432)	(51,603,896)
Redemption fees	—	—	—	—

Net change resulting from fund share transactions in dollars	$(326,150)	$(3,146,318)	$(10,196,092)	$(11,473,023)

Capital stock transactions in shares:
Sale of shares:
Advisor class of shares	17,727	24,728	63,428	132,193
Institutional class of shares	933,645	604,137	733,207	1,153,609
Retirement class R-6 of shares	235,799	384,484	—	—
Class F-3 of shares	—	—	—	—

Net sale of shares	1,187,171	1,013,349	796,635	1,285,802
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	2,639	26,815	33,160	425,898
Institutional class of shares	47,483	329,598	70,735	742,514
Retirement class R-6 of shares	8,202	87,130	—	—
Class F-3 of shares	—	—	—	—

Net shares issued	58,324	443,543	103,895	1,168,412
Shares redeemed:
Advisor class of shares	(143,070)	(96,723)	(512,950)	(999,522)
Institutional class of shares	(902,350)	(871,408)	(1,055,893)	(2,077,157)
Retirement class R-6 of shares	(214,190)	(720,951)	—	—
Class F-3 of shares	—	—	—	—

Net shares redeemed	(1,259,610)	(1,689,082)	(1,568,843)	(3,076,679)

Net change resulting from fund share transactions in shares	(14,115)	(232,190)	(668,313)	(622,465)

(1)Reflects	operations for the period from September 1, 2018, to December 28, 2018 (termination of Retirement class F-3 of shares).

BMO Funds

Global Low Volatility Equity Fund		Disciplined International Equity Fund		Pyrford International Stock Fund			LGM Emerging Markets Equity Fund
Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019		Year Ended August 31, 2020	Year Ended August 31, 2019

$116,082	$497,821	$5,905	$2,561	$430,593	$109,625		$484,183	$1,942,673
2,474,659	7,667,583	8,911,440	21,708,859	79,554,019	114,884,836		47,060,713	182,622,433
—	—	—	—	101,227,930	64,243,843		—	—
—	—	—	—	—	160,508	(1)	—	—

2,590,741	8,165,404	8,917,345	21,711,420	181,212,542	179,398,812		47,544,896	184,565,106

32,275	48,910	1,704	1,185	65,462	113,890		88,930	171,004
1,751,547	5,898,232	1,332,077	1,340,341	10,131,885	10,702,009		5,708,568	8,013,010
—	—	—	—	5,676,558	4,754,416		—	—
—	—	—	—	—	1,250	(1)	—	—

1,783,822	5,947,142	1,333,781	1,341,526	15,873,905	15,571,565		5,797,498	8,184,014

(693,070)	(177,171)	(4,672)	(33,953)	(3,395,729)	(1,449,652)		(1,954,509)	(1,548,285)
(18,527,710)	(4,378,589)	(30,679,011)	(32,796,756)	(131,364,725)	(111,399,473)		(84,857,826)	(88,760,017)
—	—	—	—	(47,624,491)	(56,842,037)		—	—
—	—	—	—	—	(7,783,586	)(1)	—	—

(19,220,780)	(4,555,760)	(30,683,683)	(32,830,709)	(182,384,945)	(177,474,748)		(86,812,335)	(90,308,302)
25	4	38,332	—	1,686	7,393		4,949	1,285

$(14,846,192)	$9,556,790	$(20,394,225)	$(9,777,763)	$14,703,188	$17,503,022		$(33,464,992)	$102,442,103

10,104	43,760	582	251	32,611	8,503		34,675	130,398
216,765	689,325	869,738	2,078,327	6,441,429	9,063,446		3,471,923	12,069,702
—	—	—	—	7,811,908	5,014,709		—	—
—	—	—	—	—	12,198	(1)	—	—

226,869	733,085	870,320	2,078,578	14,285,948	14,098,856		3,506,598	12,200,100

2,887	4,533	164	123	4,803	9,435		5,897	11,917
155,555	544,117	128,208	139,474	760,081	904,650		381,079	561,636
—	—	—	—	425,848	401,895		—	—
—	—	—	—	—	106	(1)	—	—

158,442	548,650	128,372	139,597	1,190,732	1,316,086		386,976	573,553

(60,958)	(14,712)	(465)	(3,338)	(256,802)	(113,979)		(135,602)	(102,088)
(2,035,559)	(394,255)	(3,064,886)	(3,208,824)	(10,222,850)	(8,909,877)		(6,292,131)	(5,935,508)
—	—	—	—	(3,686,312)	(4,442,295)		—	—
—	—	—	—	—	(617,942	)(1)	—	—

(2,096,517)	(408,967)	(3,065,351)	(3,212,162)	(14,165,964)	(14,084,093)		(6,427,733)	(6,037,596)

(1,711,206)	872,768	(2,066,659)	(993,987)	1,310,716	1,330,849		(2,534,159)	6,736,057

Notes to Financial Statements (continued)

	Ultra Short Tax-Free Fund		Short Tax-Free Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	1,936,853	4,379,161	1,568,044	818,333
Institutional class of shares	474,377,875	450,634,673	33,747,802	38,106,073

Net proceeds from sale of shares	476,314,728	455,013,834	35,315,846	38,924,406
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	142,124	270,051	46,765	72,771
Institutional class of shares	3,468,081	4,976,544	744,033	966,607

Net proceeds from shares issued:	3,610,205	5,246,595	790,798	1,039,378
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(5,565,487)	(15,620,257)	(1,819,799)	(3,792,675)
Institutional class of shares	(495,991,627)	(487,651,124)	(65,864,914)	(67,222,848)

Net cost of shares redeemed	(501,557,114)	(503,271,381)	(67,684,713)	(71,015,523)

Net change resulting from fund share transactions in dollars	$(21,632,181)	$(43,010,952)	$(31,578,069)	$(31,051,739)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	192,388	434,741	153,038	80,413
Institutional class of shares	47,128,522	44,771,183	3,297,297	3,745,703

Net sale of shares	47,320,910	45,205,924	3,450,335	3,826,116
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	14,103	26,801	4,572	7,159
Institutional class of shares	344,437	494,260	72,667	94,908

Net shares issued	358,540	521,061	77,239	102,067
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(553,199)	(1,551,260)	(177,891)	(372,079)
Institutional class of shares	(49,280,153)	(48,442,329)	(6,462,912)	(6,606,010)

Net shares redeemed	(49,833,352)	(49,993,589)	(6,640,803)	(6,978,089)

Net change resulting from fund share transactions in shares	(2,153,902)	(4,266,604)	(3,113,229)	(3,049,906)

BMO Funds

Short-Term Income Fund		Intermediate Tax-Free Fund		Strategic Income Fund		Corporate Income Fund
Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019

$—	$—	$74,637,725	$216,805,372	$949,227	$992,911	$21,858,490	$20,311,265
4,070,227	4,131,141	2,872,891	5,193,016	1,273,157	277,237	3,230,923	5,361,083
134,279,025	109,699,514	372,657,401	712,041,605	1,120,488	1,321,850	131,082,235	140,702,564

138,349,252	113,830,655	450,168,017	934,039,993	3,342,872	2,591,998	156,171,648	166,374,912

—	—	12,469,066	17,880,753	3,659,919	2,584,595	2,959,675	3,586,826
382,780	499,349	129,411	219,608	867,078	572,728	217,463	141,683
2,657,527	3,254,026	28,433,698	22,206,518	341,411	371,887	4,016,426	3,613,460

3,040,307	3,753,375	41,032,175	40,306,879	4,868,408	3,529,210	7,193,564	7,341,969

—	—	(169,172,197)	(598,428,311)	(8,907,781)	(8,927,747)	(30,657,413)	(31,034,788)
(8,796,687)	(6,587,838)	(2,436,241)	(15,779,341)	(1,769,963)	(2,424,528)	(6,813,290)	(608,000)
(156,380,098)	(97,838,557)	(351,331,662)	(297,206,709)	(4,216,997)	(5,551,755)	(84,513,304)	(62,394,196)

(165,176,785)	(104,426,395)	(522,940,100)	(911,414,361)	(14,894,741)	(16,904,030)	(121,984,007)	(94,036,984)

$(23,787,226)	$13,157,635	$(31,739,908)	$62,932,511	$(6,683,461)	$(10,782,822)	$41,381,205	$79,679,897

—	—	6,555,552	19,477,473	102,989	107,030	1,578,690	1,556,211
430,903	443,854	250,687	465,275	137,193	30,251	237,000	417,871
14,178,308	11,770,026	32,659,798	63,694,084	120,817	146,666	9,537,053	11,033,820

14,609,211	12,213,880	39,466,037	83,636,832	360,999	283,947	11,352,743	13,007,902

—	—	1,090,900	1,596,327	398,286	283,183	215,523	280,292
40,444	53,561	11,324	19,628	94,375	62,763	15,900	10,894
280,207	348,309	2,491,419	1,970,954	37,049	40,885	291,832	281,658

320,651	401,870	3,593,643	3,586,909	529,710	386,831	523,255	572,844

—	—	(14,981,722)	(53,682,031)	(969,104)	(982,294)	(2,284,300)	(2,442,676)
(930,304)	(708,704)	(214,322)	(1,417,837)	(193,570)	(266,152)	(520,331)	(46,572)
(16,547,806)	(10,482,728)	(31,203,613)	(26,636,202)	(453,457)	(622,082)	(6,290,520)	(4,926,377)

(17,478,110)	(11,191,432)	(46,399,657)	(81,736,070)	(1,616,131)	(1,870,528)	(9,095,151)	(7,415,625)

(2,548,248)	1,424,318	(3,339,977)	5,487,671	(725,422)	(1,199,750)	2,780,847	6,165,121

Notes to Financial Statements (continued)

	Core Plus Bond Fund		Government Money Market Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$35,968,047	$32,098,000	$2,578,764,198	$3,185,455,821
Advisor class of shares	1,171,193	905,069	—	—
Institutional class of shares	295,578,965	231,737,885	—	—
Premier class of shares	—	—	12,674,092,078	12,876,601,233

Net proceeds from sale of shares	332,718,205	264,740,954	15,252,856,276	16,062,057,054
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,330,523	2,187,496	767,390	2,297,317
Advisor class of shares	113,313	102,848	—	—
Institutional class of shares	28,477,908	28,868,673	—	—
Premier class of shares	—	—	2,647,786	6,417,045

Net proceeds from shares issued:	30,921,744	31,159,017	3,415,176	8,714,362
Cost of shares redeemed:
Investor class of shares	(23,869,582)	(24,315,803)	(2,784,757,727)	(3,130,464,509)
Advisor class of shares	(704,373)	(484,940)	—	—
Institutional class of shares	(241,088,052)	(341,433,917)	—	—
Premier class of shares	—	—	(11,723,965,756)	(13,139,542,456)

Net cost of shares redeemed	(265,662,007)	(366,234,660)	(14,508,723,483)	(16,270,006,965)

Net change resulting from fund share transactions in dollars	$97,977,942	$(70,334,689)	$747,547,969	$(199,235,549)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	2,977,900	2,807,800	2,578,764,198	3,185,455,821
Advisor class of shares	96,429	77,989	—	—
Institutional class of shares	24,547,106	20,143,950	—	—
Premier class of shares	—	—	12,674,092,078	12,876,601,233

Net sale of shares	27,621,435	23,029,739	15,252,856,276	16,062,057,054
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	192,692	190,146	767,390	2,297,317
Advisor class of shares	9,372	8,937	—	—
Institutional class of shares	2,355,842	2,515,292	—	—
Premier class of shares	—	—	2,647,786	6,417,045

Net shares issued	2,557,906	2,714,375	3,415,176	8,714,362
Shares redeemed:
Investor class of shares	(1,985,930)	(2,120,689)	(2,784,757,727)	(3,130,464,509)
Advisor class of shares	(58,845)	(42,173)	—	—
Institutional class of shares	(20,110,009)	(29,932,723)	—	—
Premier class of shares	—	—	(11,723,965,756)	(13,139,542,456)

Net shares redeemed	(22,154,784)	(32,095,585)	(14,508,723,483)	(16,270,006,965)

Net change resulting from fund share transactions in shares	8,024,557	(6,351,471)	747,547,969	(199,235,549)

BMO Funds

Tax-Free Money Market Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019

$98,378,590	$76,238,873	$306,452,583	$289,687,624	$1,802,371	$94,325
—	—	—	—	—	—
—	—	—	—	—	—
565,214,220	752,095,278	538,048,152	485,730,277	2,746,132,679	2,739,008,147

663,592,810	828,334,151	844,500,735	775,417,901	2,747,935,050	2,739,102,472

407,224	900,019	1,612,812	3,862,824	12,641	42,122
—	—	—	—	—	—
—	—	—	—	—	—
12,493	19,238	72,492	167,637	2,004,877	4,200,289

419,717	919,257	1,685,304	4,030,461	2,017,518	4,242,411

(109,479,869)	(81,235,290)	(287,753,703)	(238,814,009)	(208,888)	(1,319,323)
—	—	—	—	—	—
—	—	—	—	—	—
(576,481,130)	(721,255,544)	(442,604,451)	(505,603,471)	(2,938,739,250)	(2,662,407,686)

(685,960,999)	(802,490,834)	(730,358,154)	(744,417,480)	(2,938,948,138)	(2,663,727,009)

$(21,948,472)	$26,762,574	$115,827,885	$35,030,882	$(188,995,570)	$79,617,874

98,378,590	76,238,873	306,452,583	289,687,624	1,802,531	94,320
—	—	—	—	—	—
—	—	—	—	—	—
565,214,220	752,095,278	538,048,152	485,730,277	2,746,146,569	2,738,976,101

663,592,810	828,334,151	844,500,735	775,417,901	2,747,949,100	2,739,070,421

407,224	900,019	1,612,812	3,862,824	12,641	42,122
—	—	—	—	—	—
—	—	—	—	—	—
12,493	19,238	72,492	167,637	2,004,917	4,200,220

419,717	919,257	1,685,304	4,030,461	2,017,558	4,242,342

(109,479,869)	(81,235,290)	(287,753,703)	(238,814,024)	(208,876)	(1,319,283)
—	—	—	—	—	—
—	—	—	—	—	—
(576,481,130)	(721,255,544)	(442,604,451)	(505,603,471)	(2,938,722,858)	(2,662,374,872)

(685,960,999)	(802,490,834)	(730,358,154)	(744,417,495)	(2,938,931,734)	(2,663,694,155)

(21,948,472)	26,762,574	115,827,885	35,030,867	(188,965,076)	79,618,608

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds. Certain Officers and Directors are also employees of the Adviser.

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million		on the next $200 million		on the next $100 million		in excess of $800 million
Low Volatility Equity Fund	0.400	(1)%	0.390	(1)%	0.350	(1)%	0.300	(1)%
Dividend Income Fund	0.500		0.490		0.450		0.400
Mid-Cap Value Fund	0.685		0.670		0.570		0.510
Mid-Cap Growth Fund	0.685		0.670		0.570		0.510
Small-Cap Value Fund	0.685		0.680		0.620		0.610
Small-Cap Growth Fund	0.685		0.680		0.620		0.610
Global Low Volatility Equity Fund	0.500	(2)	0.490	(2)	0.450	(2)	0.400	(2)
Pyrford International Stock Fund	0.735		0.720		0.620		0.560
LGM Emerging Markets Equity Fund	0.900		0.890		0.850		0.800

	Fund’s ADNA
Fund	on the first $100 million		on the next $150 million		on the next $250 million		in excess of $500 million
Ultra Short Tax-Free Fund	0.200%		0.190%		0.170%		0.100%
Short Tax-Free Fund	0.200		0.190		0.170		0.150
Short-Term Income Fund	0.200		0.190		0.170		0.100
Intermediate Tax-Free Fund	0.250		0.160		0.120		0.100
Strategic Income Fund	0.250		0.200		0.200		0.200
Corporate Income Fund	0.200		0.190		0.150		0.100
Core Plus Bond Fund	0.250		0.160		0.120		0.100

	Fund’s ADNA
Fund	on the first $1 billion		on the next $1 billion		on the next $2 billion
Large-Cap Value Fund	0.350%		0.325%		0.300%
Large-Cap Growth Fund	0.350		0.325		0.300
Disciplined International Equity Fund	0.600		0.575		0.550

	Fund’s ADNA
Fund	on the first $2 billion		on the next $2 billion		on the next $2 billion		on the next $2 billion		in excess of $8 billion
Government Money Market Fund	0.200%		0.185%		0.170%		0.155%		0.140%
Tax-Free Money Market Fund	0.200		0.185		0.170		0.155		0.140
Prime Money Market Fund	0.150		0.135		0.120		0.105		0.090
Institutional Prime Money Market Fund	0.150		0.135		0.120		0.105		0.090

(1)

Effective December 27, 2019 the Advisory Rate was changed from 0.500% to 0.400% on the first $500 million, the next $200 million rate was lowered from 0.490% to 0.390%, the next $100 million the rate was lowered from 0.450% to 0.350%, and thereafter the rate was lowered from 0.400% to 0.300%.

(2)

Effective December 27, 2019 the Advisory Rate was changed from 0.650% to 0.500% on the first $500 million, the next $200 million rate was lowered from 0.640% to 0.490%, the next $100 million the rate was lowered from 0.600% to 0.450%, and thereafter the rate was lowered from 0.550% to 0.400%.

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

BMO Funds

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2021, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class	Advisor Class	Institutional Class	Premier Class	Retirement Class R-6
Low Volatility Equity Fund		0.90%	0.65%
Dividend Income Fund		0.90	0.65
Large-Cap Value Fund		0.79	0.54		0.39%
Large-Cap Growth Fund	0.79%	0.79	0.54		0.39
Mid-Cap Value Fund		1.24	0.99		0.84
Mid-Cap Growth Fund		1.24	0.99		0.84
Small-Cap Value Fund		1.24	0.99		0.84
Small-Cap Growth Fund		1.24	0.99
Global Low Volatility Equity Fund		1.10	0.85
Disciplined International Equity Fund		1.15	0.90
Pyrford International Stock Fund		1.19	0.94		0.79
LGM Emerging Markets Equity Fund		1.40	1.15
Ultra Short Tax-Free Fund		0.55	0.30
Short Tax-Free Fund		0.55	0.40
Short-Term Income Fund		0.60	0.35
Intermediate Tax-Free Fund	0.54	0.54	0.50
Strategic Income Fund	0.80	0.80	0.55
Corporate Income Fund	0.59	0.59	0.55
Core Plus Bond Fund	0.59	0.59	0.55
Government Money Market Fund	0.45			0.20%
Tax-Free Money Market Fund	0.45			0.20
Prime Money Market Fund	0.45			0.20
Institutional Prime Money Market Fund	0.45			0.20

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of the average daily net assets of the Fund’s Advisor Class shares.

Notes to Financial Statements (continued)

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
		0.0250	on the next $2 billion
		0.0200	on the next $2 billion
		0.0100	in excess of $8 billion

Fund		Fund
Low Volatility Equity Fund(1)	Ultra Short Tax-Free Fund(1)	Government Money Market Fund(1)
Dividend Income Fund(1)	Short Tax-Free Fund(1)	Tax-Free Money Market Fund(1)
Large-Cap Value Fund(1)	Short-Term Income Fund(1)	Prime Money Market Fund(1)
Large-Cap Growth Fund(1)	Intermediate Tax-Free Fund(1)	Institutional Prime Money Market Fund(1)
Mid-Cap Value Fund(1)	Strategic Income Fund(1)
Mid-Cap Growth Fund(1)	Corporate Income Fund(1)
Small-Cap Value Fund(1)	Core Plus Bond Fund(1)
Small-Cap Growth Fund(1)
Global Low Volatility Equity Fund
Disciplined International Equity(1)
Pyrford International Stock Fund(1)
LGM Emerging Markets Equity Fund

(1)	For the year ended August 31, 2020, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Premier Class
Low Volatility Equity Fund	$—	$58,653	$313,035	$—
Dividend Income Fund	—	19,930	415,797	—
Large-Cap Value Fund	—	25,653	363,229	—
Large-Cap Growth Fund	87,608	980	227,846	—
Mid-Cap Value Fund	—	49,027	113,754	—
Mid-Cap Growth Fund	—	20,066	111,408	—
Small-Cap Value Fund	—	3,812	61,033	—
Small-Cap Growth Fund	—	41,809	98,643	—
Disciplined International Equity Fund	—	209	74,770	—
Pyrford International Stock Fund	—	5,313	654,700	—
Ultra Short Tax-Free Fund	—	21,037	803,534	—
Short Tax-Free Fund	—	5,943	207,609	—
Short-Term Income Fund	—	33,879	346,996	—
Intermediate Tax-Free Fund	726,150	7,388	2,127,368	—
Strategic Income Fund	78,233	18,469	10,620	—
Corporate Income Fund	145,867	10,518	372,332	—
Core Plus Bond Fund	123,009	5,949	1,506,925	—
Government Money Market Fund	220,398	—	—	939,624
Tax-Free Money Market Fund	24,577	—	—	119,462
Prime Money Market Fund	80,562	—	—	102,381
Institutional Prime Money Market Fund	652	—	—	172,771

Securities Lending—Certain Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the year ended August 31, 2020:

Fund	Fees Paid
Low Volatility Equity Fund	$23,742
Dividend Income Fund	27,576
Large-Cap Value Fund	35,393
Large-Cap Growth Fund	40,253
Mid-Cap Value Fund	17,762
Mid-Cap Growth Fund	13,643

Fund	Fees Paid
Small-Cap Value Fund	$8,131
Small-Cap Growth Fund	15,242
Short-Term Income Fund	21,933
Strategic Income Fund	11,510
Corporate Income Fund	43,639
Core Plus Bond Fund	108,258

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Funds at year-end are noted in the Funds’ Schedules of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at year-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2020 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of year-end.

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds(1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 0.130%
Low Volatility Equity Fund	$5,840,436	$165,616,252	$167,202,360	$(988)	$1,120	$4,254,460	$54,748	$—
Dividend Income Fund	28,264,217	66,353,593	89,457,104	(1,219)	644	5,160,131	63,471	—
Large-Cap Value Fund	5,888,195	155,204,938	157,502,018	(424)	(809)	3,589,882	54,782	—
Large-Cap Growth Fund	5	116,940,022	113,990,301	(590)	2,590	2,951,726	72,019	—
Mid-Cap Value Fund	1,259,074	26,630,088	26,485,373	(282)	78	1,403,585	19,251	—
Mid-Cap Growth Fund	687,000	19,613,481	18,717,188	(320)	(64)	1,582,909	14,428	—
Small-Cap Value Fund	511,829	12,299,769	11,159,589	(293)	(7)	1,651,709	7,580	—
Small-Cap Growth Fund	1,221,390	24,564,809	23,870,730	(293)	(78)	1,915,098	12,378	—
Global Low Volatility Equity Fund	621,645	6,361,589	6,811,066	(97)	(7)	172,064	6,856	—
Disciplined International Equity Fund	182,205	16,159,309	15,456,542	(180)	211	885,003	6,081	—
Pyrford International Stock Fund	26,959,715	192,891,398	189,048,684	356	(7,821)	30,794,964	227,260	—
LGM Emerging Markets Equity Fund	16,712,847	88,910,435	99,675,524	(1,583)	4,390	5,950,565	99,229	—
Short-Term Income Fund	3,541,770	194,741,107	191,213,651	(1,428)	1,558	7,069,356	82,365	—
Strategic Income Fund	1,992,682	25,223,407	26,514,333	(112)	1,276	702,920	24,853	—
Corporate Income Fund	19,020,393	174,334,222	175,334,269	(3,207)	(133)	18,017,006	152,863	—
Core Plus Bond Fund	40,249,132	468,820,428	484,948,118	(4,910)	12,605	24,129,137	322,466	—

Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.130%
Global Low Volatility Equity Fund	743,529	8,940,816	9,253,955	—	23	430,413	—	—
Disciplined International Equity Fund	6,280,673	15,166,050	20,914,333	—	—	532,390	—	—
Pyrford International Stock Fund	12,915,868	318,951,576	314,132,948	—	(210)	17,734,286	—	—
LGM Emerging Markets Equity Fund	1,884,447	124,361,059	126,241,457	—	(4,049)	—	—	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%
Low Volatility Equity Fund	4,368,527	50,887,761	54,743,082	—	—	513,206	486	—
Dividend Income Fund	5,582,475	82,006,195	86,534,424	—	—	1,054,246	561	—
Large-Cap Value Fund	5,905,804	96,081,105	100,652,757	—	—	1,334,152	717	—
Large-Cap Growth Fund	7,435,061	95,665,730	102,014,791	—	—	1,086,000	822	—
Mid-Cap Value Fund	2,845,282	28,378,777	31,001,629	—	—	222,430	365	—
Mid-Cap Growth Fund	1,522,380	23,697,261	24,900,844	—	—	318,797	279	—
Small-Cap Value Fund	1,317,481	15,584,160	16,741,300	—	—	160,341	170	—
Small-Cap Growth Fund	2,341,531	36,777,505	38,620,972	—	—	498,064	315	—
Short-Term Income Fund	2,183,963	41,027,465	42,589,062	—	—	622,366	435	—
Strategic Income Fund	1,365,485	17,030,810	18,209,487	—	—	186,808	246	—
Corporate Income Fund	5,389,867	97,169,278	101,119,024	—	—	1,440,121	914	—
Core Plus Bond Fund	8,259,006	121,484,536	128,180,073	—	—	1,563,469	2,146	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.130%
Low Volatility Equity Fund	27,640,382	—	19,655,302	—	—	7,985,080	7,553	—
Dividend Income Fund	35,321,230	—	18,917,975	—	—	16,403,255	8,722	—
Large-Cap Value Fund	37,366,988	—	16,608,624	—	—	20,758,364	11,143	—
Large-Cap Growth Fund	47,042,842	—	30,145,520	—	—	16,897,322	12,774	—
Mid-Cap Value Fund	18,002,561	—	14,541,727	—	—	3,460,834	5,670	—
Mid-Cap Growth Fund	9,632,344	—	4,672,104	—	—	4,960,240	4,332	—
Small-Cap Value Fund	8,335,920	—	5,841,135	—	—	2,494,785	2,647	—
Small-Cap Growth Fund	14,815,253	—	7,065,770	—	—	7,749,483	4,893	—
Short-Term Income Fund	13,818,288	—	4,134,755	—	—	9,683,533	6,762	—
Strategic Income Fund	8,639,645	—	5,733,060	—	—	2,906,585	3,817	—
Corporate Income Fund	34,102,571	—	11,695,407	—	—	22,407,164	14,208	—
Core Plus Bond Fund	52,256,083	—	27,929,728	—	—	24,326,355	33,359	—

(1)	Includes adjustment for net change in Collateral Pool Pro Rata Allocation of value, at end of period.

Notes to Financial Statements (continued)

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the interfund lending program, borrowing from the BMO Government Money Market Fund during the year ended August 31, 2020, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$64,316	1.234%
Dividend Income Fund	63,704	0.755
Large-Cap Value Fund	401,360	2.081
Large-Cap Growth Fund	504,504	1.219
Mid-Cap Value Fund	24,340	1.109
Mid-Cap Growth Fund	3,052	2.005
Small-Cap Value Fund	1,579	0.753
Global Low Volatility Equity Fund	115,695	1.132
Disciplined International Equity Fund	107,569	1.897

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
LGM Emerging Markets Equity Fund	$38,061	0.762%
Ultra Short Tax-Free Fund	166,897	1.405
Short Tax-Free Fund	781	0.741
Short-Term Income Fund	149	0.739
Intermediate Tax-Free Fund	39,740	1.055
Strategic Income Fund	340	1.104
Corporate Income Fund	12,905	2.098

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank, expiring on October 15, 2020 and renewing on that same day with a new expiration date of October 14, 2021. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the year ended August 31, 2020.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2020 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$186,746,716	$123,498,326	$—	$—
Dividend Income Fund	128,360,416	175,253,596	—	—
Large-Cap Value Fund	225,363,647	252,692,913	—	—
Large-Cap Growth Fund	318,033,380	431,104,536	—	—
Mid-Cap Value Fund	56,428,328	77,931,678	—	—
Mid-Cap Growth Fund	52,581,762	65,690,035	—	—
Small-Cap Value Fund	41,166,586	42,422,819	—	—
Small-Cap Growth Fund	64,586,012	77,280,955	—	—
Global Low Volatility Equity Fund	12,661,767	28,196,205	—	—
Disciplined International Equity Fund	26,967,206	49,124,887	—	—
Pyrford International Stock Fund	184,591,848	175,448,757	—	—
LGM Emerging Markets Equity Fund	116,091,571	146,392,556	—	—
Ultra Short Tax-Free Fund	1,318,540,515	1,324,050,266	—	6,420,000
Short Tax-Free Fund	87,244,130	116,320,740	—	—
Short-Term Income Fund	75,021,676	107,810,684	36,837,092	27,891,889
Intermediate Tax-Free Fund	993,335,414	1,032,743,840	—	—
Strategic Income Fund	21,226,339	22,374,950	539,561	4,893,475
Corporate Income Fund	151,534,810	106,486,200	—	—
Core Plus Bond Fund	179,698,479	88,150,730	215,693,560	207,489,510

BMO Funds

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion and premium amortization.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). There are no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the year ended August 31, 2020. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, foreign unrealized capital gains tax, foreign currency and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$244,993,761	$40,775,193	$(5,315,360)	$35,459,833
Dividend Income Fund	248,951,203	47,383,977	(7,067,674)	40,316,303
Large-Cap Value Fund	292,336,277	38,281,174	(13,144,798)	25,136,376
Large-Cap Growth Fund	304,586,452	202,777,833	(2,309,659)	200,468,174
Mid-Cap Value Fund	114,490,200	13,438,194	(12,264,125)	1,174,069
Mid-Cap Growth Fund	93,451,684	22,886,737	(2,728,334)	20,158,403
Small-Cap Value Fund	57,557,827	5,885,693	(5,949,618)	(63,925)
Small-Cap Growth Fund	103,261,508	19,301,273	(4,115,667)	15,185,606
Global Low Volatility Equity Fund	12,600,204	2,183,628	(574,724)	1,608,904
Disciplined International Equity Fund	35,230,865	6,045,144	(2,026,647)	4,018,497
Pyrford International Stock Fund	651,389,670	115,620,749	(62,431,870)	53,188,879
LGM Emerging Markets Equity Fund	216,348,745	46,712,434	(8,278,101)	38,434,333
Ultra Short Tax-Free Fund	531,817,214	2,706,338	(734,662)	1,971,676
Short Tax-Free Fund	125,830,240	2,374,716	(240,443)	2,134,273
Short-Term Income Fund	254,903,269	5,947,748	(460,743)	5,487,005
Intermediate Tax-Free Fund	1,737,952,045	113,229,341	(3,075,085)	110,154,256
Strategic Income Fund	76,405,741	4,771,253	(2,946,893)	1,824,360
Corporate Income Fund	429,067,886	34,237,865	(1,577,794)	32,660,071
Core Plus Bond Fund	1,143,943,581	92,504,105	(13,958,551)	78,545,554
Government Money Market Fund	3,988,178,625	—	—	—
Tax-Free Money Market Fund	385,407,907	—	—	—
Prime Money Market Fund	612,225,848	—	—	—
Institutional Prime Money Market Fund	372,383,143	78,397	(49,967)	28,430

Notes to Financial Statements (continued)

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2020 and August 31, 2019, were as follows:

	2020				2019
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$5,195,768	$—	$3,805,164	$—	$3,779,573	$—	$9,447,911
Dividend Income Fund	7,319,856	—	482,254	—	4,756,191	—	7,369,330
Large-Cap Value Fund	6,030,748	—	6,437	—	9,866,179	—	30,382,182
Large-Cap Growth Fund	4,362,889	—	18,952,138	—	13,206,950	—	40,268,668
Mid-Cap Value Fund	2,007,610	—	9,401	—	3,044,221	—	19,687,022
Mid-Cap Growth Fund	—	—	11,748,650	—	8,149,700	—	11,039,782
Small-Cap Value Fund	491,203	—	243,932	—	1,961,119	—	3,300,073
Small-Cap Growth Fund	—	—	1,778,074	—	5,123,756	—	13,273,660
Global Low Volatility Equity Fund	1,147,472	—	666,600	—	1,231,016	—	4,731,437
Disciplined International Equity Fund	2,448,925	—	—	—	1,528,435	—	—
Pyrford International Stock Fund	17,790,453	—	—	—	17,771,263	—	—
LGM Emerging Markets Equity Fund	4,915,995	—	1,584,231	—	4,193,042	—	4,483,419
Ultra Short Tax-Free Fund	35,723	7,022,596	69,141	—	16,759	9,600,547	—
Short Tax-Free Fund	3,176	2,519,031	—	—	9,597	3,184,588	—
Short-Term Income Fund	5,661,786	—	—	—	6,393,700	—	—
Intermediate Tax-Free Fund	150,239	53,448,923	—	—	620,457	51,210,030	—
Strategic Income Fund	3,238,794	—	—	1,855,651	3,713,872	—	—
Corporate Income Fund	11,224,569	—	—	—	10,884,025	—	439,797
Core Plus Bond Fund	32,724,704	—	—	931,387	34,557,913	—	—
Government Money Market Fund	26,599,786	—	—	—	63,212,461	—	200
Tax-Free Money Market Fund	—	3,232,019	3,940	—	12,023	5,921,385	7,584
Prime Money Market Fund	4,641,360	—	—	—	10,006,252	—	—
Institutional Prime Money Market Fund	5,778,384	—	—	—	12,722,718	—	—

As of August 31, 2020, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
Low Volatility Equity Fund	$438,026	$—	$129,459	$—	$35,459,833
Dividend Income Fund	1,017,860	—	7,695	—	40,316,303
Large-Cap Value Fund	703,713	—	—	(8,807,481)	25,136,376
Large-Cap Growth Fund	1,698,143	—	19,123,939	—	200,468,174
Mid-Cap Value Fund	908,652	—	—	(6,326,260)	1,174,069
Mid-Cap Growth Fund	1,454,323	—	5,995,793	—	20,158,403
Small-Cap Value Fund	243,819	—	—	—	(63,925)
Small-Cap Growth Fund	—	—	3,773,842	—	15,185,606
Global Low Volatility Equity Fund	265,483	—	—	—	1,609,121
Disciplined International Equity Fund	655,732	—	—	(7,609,856)	4,034,092
Pyrford International Stock Fund	12,931,800	—	—	(17,792,371)	53,380,020
LGM Emerging Markets Equity Fund	7,430,831	—	—	(28,841,642)	38,427,738
Ultra Short Tax-Free Fund	—	126,827	—	—	1,971,676
Short Tax-Free Fund	—	115,889	—	(193,590)	2,134,273
Short-Term Income Fund	148,953	—	—	(1,752,045)	5,487,005
Intermediate Tax-Free Fund	40,471	1,277,024	—	(33,449,503)	110,154,256
Strategic Income Fund	—	—	—	(2,477,649)	1,824,360
Corporate Income Fund	144,480	—	1,001,424	—	32,660,071
Core Plus Bond Fund	—	—	—	(8,541,621)	78,545,554
Government Money Market Fund	29,107	—	—	(1,834)	—
Tax-Free Money Market Fund	—	52,596	—	—	—
Prime Money Market Fund	—	—	—	—	—
Institutional Prime Money Market Fund	28,086	—	—	—	28,430

BMO Funds

At August 31, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards are not subject to expiration and are as follows:

	Capital Loss Carryforwards
Fund	Short-Term	Long-Term	Total	Utilized in Current Year
Large-Cap Value Fund	$8,807,481	$—	$8,807,481	$—
Mid-Cap Value Fund	6,326,260	—	6,326,260	—
Disciplined International Equity Fund	2,629,685	4,980,171	7,609,856	—
Pyrford International Stock Fund	—	17,792,371	17,792,371	11,745,116
LGM Emerging Markets Equity Fund	9,126,454	19,715,188	28,841,642	—
Short Tax-Free Fund	174,478	19,112	193,590	—
Short-Term Income Fund	640,694	1,111,351	1,752,045	378,962
Intermediate Tax-Free Fund	25,520,582	7,928,921	33,449,503	—
Strategic Income Fund	—	2,477,649	2,477,649	1,601,972
Corporate Income Fund	—	—	—	1,422,345
Core Plus Bond Fund	—	8,541,621	8,541,621	952,402
Government Money Market Fund	1,834	—	1,834	—

As of August 31, 2020, the following funds had post-October losses, which are deferred until fiscal year 2021 for tax purposes, of:

	Post-October Losses
Fund	Short-Term	Long-Term
Low Volatility Equity Fund	$8,084,105	$3,446,811
Dividend Income Fund	12,610,502	10,429,675
Small-Cap Value Fund	3,318,536	1,727,299
Global Low Volatility Equity Fund	2,055,186	1,465,862
Ultra-Short Tax Free Fund	283,202	465,985

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2020, the Small-Cap Growth Fund had a late-year ordinary loss of $691,030, which is deferred until fiscal year 2021 for tax purposes. Net late-year losses incurred within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9.	Impacts of COVID-19

The COVID-19 outbreak, first detected in December 2019 and declared a pandemic by the World Health Organization in March 2020, has resulted in significant disruptions to global business activity and the global economy. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic has caused substantial market volatility and may adversely affect the value and liquidity of the Fund’s investments, negatively impact the Fund’s performance, and cause disruptions to the Funds’ service providers.

10.	Recently Issued Accounting Pronouncements

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted ASU 2017-08 and it did not have an impact on the Funds’ financial statements.

11.	Reference Rate Reform

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Notes to Financial Statements (continued)

12.	Shareholder Tax Information (unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2020, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

Low Volatility Equity Fund	60.88%
Dividend Income Fund	73.59
Large-Cap Value Fund	71.87
Large-Cap Growth Fund	57.67

Mid-Cap Value Fund	77.48%
Small-Cap Value Fund	88.46
Global Low Volatility Equity Fund	26.23
LGM Emerging Markets Equity Fund	3.08

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2020, the percentages that are designated as qualified dividend income were as follows:

Low Volatility Equity Fund	66.21%
Dividend Income Fund	74.66
Large-Cap Value Fund	72.86
Large-Cap Growth Fund	57.57
Mid-Cap Value Fund	77.86

Small-Cap Value Fund	93.85%
Global Low Volatility Equity Fund	64.61
Disciplined International Equity Fund	93.05
Pyrford International Stock Fund	82.66
LGM Emerging Markets Equity Fund	80.91

For Federal tax purposes, for the year ended August 31, 2020, the following Funds designate long-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$3,805,164
Dividend Income Fund	482,254
Large-Cap Value Fund	6,437
Large-Cap Growth Fund	18,952,138
Mid-Cap Value Fund	9,401
Mid-Cap Growth Fund	11,748,650

Small-Cap Value Fund	$243,932
Small-Cap Growth Fund	1,778,074
Global Low Volatility Equity Fund	666,600
LGM Emerging Markets Equity Fund	1,584,231
Ultra Short Tax-Free Fund	69,141
Tax-Free Money Market Fund	3,940

For Federal tax purposes, for the year ended August 31, 2020, the following Funds designate qualified short-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$923,201
Large-Cap Growth Fund	770,159
Ultra Short Tax-Free Fund	35,723
Prime Money Market Fund	616
Institutional Prime Money Market Fund	3,961

For Federal tax purposes, for the year ended August 31, 2020, the following Funds designate qualified tax-exempt dividends, or the amounts determined to be necessary, of:

Ultra Short Tax-Free Fund	$8,707,289
Short Tax-Free Fund	3,093,548
Intermediate Tax-Free Fund	60,389,237
Tax-Free Money Market Fund	4,136,003

For the year ended August 31, 2020, Pursuant to Section 853 of the Code, the following Funds designate income derived from foreign sources and foreign taxes paid, or the amounts determined to be necessary, of:

Fund	Income Derived from Foreign Sources	Foreign Source Income Distributed per Share	Foreign Taxes Paid	Foreign Taxes Paid per share
Global Low Volatility Equity Fund	$603,093	$0.45	$51,498	$0.04
Disciplined International Equity Fund	1,675,909	0.42	104,132	0.03
Pyrford International Stock Fund	22,978,794	0.44	1,004,227	0.02
LGM Emerging Markets Equity Fund	8,819,215	0.51	599,368	0.03

For the year ended August 31, 2020, Pursuant to Section 871 of the Code, the Government Money Market Fund designated interest related dividends for non-resident alien shareholders of $26,599,786.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO Low Volatility Equity Fund, BMO Dividend Income Fund, BMO Large-Cap Value Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Global Low Volatility Equity Fund, BMO Disciplined International Equity Fund, BMO Pyrford International Stock Fund, BMO LGM Emerging Markets Equity Fund, BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Intermediate Tax-Free Fund, BMO Strategic Income Fund, BMO Corporate Income Fund (formerly BMO TCH Corporate Income Fund), BMO Core Plus Bond Fund (formerly BMO TCH Core Plus Bond Fund), BMO Government Money Market Fund, BMO Tax-Free Money Market Fund, BMO Prime Money Market Fund, and BMO Institutional Prime Money Market Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments, as of August 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 27, 2020

Results of Special Meeting of Shareholders (Unaudited)

A special meeting of shareholders of BMO Funds, Inc. was held on July 10, 2020. The matter voted on by the shareholders of record as of May 14, 2020 and the results of the vote at the shareholder meeting were as follows:

To elect eight directors to the Corporation’s Board of Directors	Votes For	Votes Withheld
Marie-Renée Bakker	3,599,681,878.098	4,624,523.218
John M. Blaser	3,592,855,038.019	11,451,363.297
Ridge A. Braunschweig	3,582,755,431.607	21,550,969.709
Teresa V. Jankovic	3,600,647,931.143	3,658,470.173
John A. Lubs	3,571,368,532.405	32,937,868.911
Vincent P. Lyles	3,582,955,899.533	21,350,501.783
Daniela O’Leary-Gill	3,591,151,091.170	13,155,310.146
Barbara J. Pope	3,502,276,106.928	102,030,294.388

The approval by shareholders of the proposal resulted in the election to the Board of Directors of Ms. Bakker and Ms. Jankovic effective September 1, 2020. Each other Director continued in office following the meeting.

Directors and Officers of the Funds (continued)

The following tables provide information about each Director and Officer of the Funds as of September 1, 2020. The address of each Director is c/o BMO Funds, 790 North Water Street, 11th Floor, Milwaukee, Wisconsin 53202. There are currently 29 separate portfolios or funds in the BMO Funds complex, of which 28 are registered as BMO Funds, Inc. and one is registered as BMO LGM Frontier Markets Equity Fund with the Securities and Exchange Commission. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Marie-Renée Bakker Age: 63	Independent Director	Since September 2020	Director, National Green Fund (a Dutch “green” investment fund) since 2016; previously, Senior Finance Manager at the World Bank Group (financial institution), 2005-2019.	29	None

Ridge A. Braunschweig Age: 67	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012.	29	None

Teresa V. Jankovic Age: 65	Independent Director	Since September 2020	Founder and Independent Consultant, The Independent Consultant, LLC (a financial services consulting firm), since 2016; Managing Director, Bank of New York Mellon, from 2011 to 2016.	29	None

John A. Lubs Age: 72	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	29	None

Vincent P. Lyles Age: 59	Independent Director	Since September 2017	Vice President of Community Relations, Advocate Aurora Health Care, since 2019; President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, from 2012 to 2018.	29	None

Barbara J. Pope Age: 72	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse.	29	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John M. Blaser** Age: 63	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012.	29	None

Daniela O’Leary - Gill** Age: 55	Director	Since August 2018	Retired; formerly, Chief Operating Officer of BMO Financial Group, from 2018 to 2020; Director of the Adviser from 2018 to 2020; Head, Communications, Government & Investor Relations from 2016 to 2018; Head, AML Program Oversight from 2014 to 2016.	29	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.
** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the
Adviser. Ms. O’Leary - Gill is an “interested person” of the Corporation due to the positions that she held with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brett Black Age: 48	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; since November 2017	Vice President and Chief Compliance Officer of BMO Harris Bank, since 2017; Assistant Vice President, Deputy Chief Compliance Officer, since 2014; Senior Compliance Officer of BMO Harris Bank, since 2012.

Timothy M. Bonin Age: 47	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.

Michael J. Murphy Age: 41	Secretary	Elected by the Board annually; since May 2016	Senior Counsel and Vice President of BMO Harris Bank N.A., since 2014; Associate, Vedder Price P.C., 2010 to 2014.

Discussion of the Operation and Effectiveness of the Funds’ Liquidity Risk Management Program (Unaudited)

As required by Rule 22e-4 (the “Liquidity Rule”) adopted by the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), the Board of Directors (the “Board”) of BMO Funds, Inc., (the “Company”), approved the Liquidity Risk Management Program (the “Program”) with respect to the Funds to facilitate compliance with all requirements of the Liquidity Rule and to protect shareholders from dilution of their interests.

The Program is administered by the Liquidity Risk Management Committee (the “Committee”), which is comprised of the Chief Compliance Officer, the Chief Financial Officer, and the Secretary of the Funds. At least annually, as required by the Liquidity Rule, the Board reviews a report prepared by the Committee on the adequacy and effectiveness of the Program and, if applicable, any material changes to the Program.

On May 13, 2020, during a regularly scheduled meeting of the Board, the Committee provided the Board with a written report addressing the Program’s adequacy and effectiveness for the period December 1, 2018 to December 31, 2019 (the “Review Period”). The Committee concluded that the Program, as adopted and implemented, is reasonably designed to assess and manage each Fund’s liquidity risk.

The Committee assesses, manages, and at least monthly reviews each Fund’s liquidity risk. In assessing, managing, and reviewing a Fund’s liquidity risk, the Committee considers, as applicable, the following factors: (i) a Fund’s investment strategy, (ii) the liquidity of a Fund’s portfolio investments, (iii) a Fund’s holdings of cash and cash equivalents and borrowing arrangements, and (iv) a Fund’s short-term and long-term cash flow projections.

The Committee classifies each Fund’s portfolio investments as highly liquid, moderately liquid, less liquid, or illiquid. The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Committee makes its determination by considering relevant market and trading data provided by a third-party vendor, investment-specific considerations, and, when appropriate, input from the Funds’ portfolio managers. During the Review Period, the Committee concluded that each Fund primarily held assets that are highly liquid. Accordingly, the Committee concluded that each Fund was able to rely on the exclusion in the Liquidity Rule from the requirements related to highly liquid investment minimums.

The Committee also monitors each Fund’s compliance with the Liquidity Rule’s limit on a Fund’s investments in illiquid investments of no more than 15% of its net assets. The Committee reported that, during the Review Period, no Fund exceeded the 15% limit on illiquid investments, and as such, the Committee indicated no events occurred that would require the filing of Form N-LIQUID with the SEC.

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory and Subadvisory Agreements

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), met to discuss the advisory and subadvisory agreements, as applicable, of each portfolio of the Corporation included in this shareholder report (each, a “Fund” and collectively, the “Funds”). The Board approved the continuation of the following agreements, all for an additional year ending August 31, 2021 (except as noted): (1) the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each Fund (for an additional year ending August 26, 2020 for BMO Disciplined Equity Fund); (2) an investment subadvisory agreement with each of the following subadvisers that are affiliates of the Adviser: (i) LGM Investments Limited on behalf of BMO LGM Emerging Markets Equity Fund; and (ii) Pyrford International Ltd. on behalf of BMO Pyrford International Stock Fund. The subadvisers listed above are referred to herein each as a “Subadviser” and collectively as the “Subadvisers.” The subadvisory agreements listed above are referred to herein each as a “Subadvisory Agreement” and collectively as the “Subadvisory Agreements.”

At Board meetings held on July 8, 2020 (“July Meeting”) and August 12, 2020 (“August Meeting”), the Board met with management of the Adviser regarding the annual approval of the continuation of the Funds’ Advisory and Subadvisory Agreements. In connection with its consideration of the Advisory and Subadvisory Agreements, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement and Subadvisory Agreements in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks, absolute performance, and comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies, and procedures.

In preparation for the Board’s annual consideration of the approval of the Advisory and Subadvisory Agreements, the Board requested and received a wide variety of information and reports concerning the Adviser (and its affiliates) and the Subadvisers, including information on: (1) the nature, extent and quality of services provided to each Fund by the Adviser (and its affiliates) and the Subadvisers, as applicable; (2) the investment performance of each Fund as compared to a group of comparable funds; (3) the level of the advisory and subadvisory fees charged to each Fund as compared to: (a) other clients of the Adviser and the Subadvisers and (b) a group of comparable funds; (4) the expense ratios of each Fund as compared to a group of comparable funds; (5) profitability information for the Adviser and, to the extent made available, profitability information for the Subadvisers; and (6) the Adviser’s and each Subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser (and its affiliates) and each Subadviser as a result of their relationships with the Funds.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings and took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement and the Subadvisory Agreements.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of each Advisory and Subadvisory Agreement, as applicable. Although the Advisory Agreement and the Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of the services provided by the Adviser and each Subadviser to the Funds, the Board reviewed information describing the financial strength, experience, resources and key personnel of the Adviser and each Subadviser, including the personnel who provide investment management services to the Funds. With respect to the Adviser, the Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the Subadvisers, as applicable; monitoring of the execution of portfolio transactions; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds and the differentiation of the advisory services provided by the management team versus the portfolio management services provided by the Subadvisers, as applicable. With respect to each Subadviser, the Board noted each Subadviser’s experience in managing the strategies of its respective Fund and each Subadviser’s compliance program as it relates to the Fund. The Board considered the other services provided by the Subadvisers under the Subadvisory Agreements, including selecting broker-dealers for execution of portfolio transactions; monitoring adherence to the Fund’s investment restrictions; and assisting with portfolio compliance with securities laws, regulations, policies and procedures.

BMO Funds

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to each Fund by the Adviser and each Subadviser, as applicable, are expected to be satisfactory.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Board noted the performance of each Fund relative to its Lipper Inc. (“Lipper”) peer universe. The Directors also considered performance information for each Fund relative to its benchmark and, as applicable, its Morningstar, Inc. (“Morningstar”) ratings.

With respect to each Fund’s performance as compared to its Lipper peer universe (“peer group”), the Board reviewed each Fund’s performance percentile rankings over the year-to-date and one-, three-, five-, and ten-year trailing periods (as applicable) through May 31, 2020, as provided by the Adviser. The Board also reviewed each Fund’s performance relative to its respective benchmark over various trailing periods ended May 31, 2020. The Board considered that each Fund ranked in one of the top two quartiles for performance as compared to its peer group in at least half of the periods reviewed, except for the following Funds.

With respect to the BMO Large-Cap Growth Fund, the Board considered that its year-to-date and one- and three-year performance was in the third quartile of its peer group, while its five- and ten-year performance was in the second quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, five-, and ten-year periods. The Board noted that the Fund was ranked three stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to technology company concentration within the large-capitalization universe, as well as to the Fund’s sector positioning.

With respect to the BMO Mid-Cap Value Fund, the Board considered that its year-to-date and one-, three-, five- and ten-year performance was in the fourth quartile of its peer group. The Board observed that the Fund underperformed its benchmark for the one-, three-, five- and ten-year periods. The Board noted that the Fund was ranked two stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to stocks with energy and consumer travel exposure selling off, as well as to the management team’s incorporation of stock valuation factors into the investment selection process. The Board also noted the Adviser’s representation that the Fund remains positioned in line with strategic mandates and considered that Fund management is closely monitoring the Fund.

With respect to the BMO Mid-Cap Growth Fund, the Board considered that its year-to-date and five- and ten-year performance was in the fourth quartile of its peer group, while its one- and three-year performance was in the third quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, five- and ten-year periods. The Board noted that the Fund was ranked two stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to the management team’s incorporation of stock valuation factors into the investment selection process, as well as to the Fund’s smaller market-capitalization positioning compared to its peer group and benchmark.

With respect to the BMO Small-Cap Value Fund, the Board considered that its year-to-date and one-, three-, and five-year performance was in the fourth quartile of its peer group. The Board observed that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board noted that the Fund was ranked three stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in significant part, to the management team’s incorporation of stock valuation factors into the investment selection process.

With respect to the BMO Small-Cap Growth Fund, the Board considered that its year-to-date and one-, three-, five- and ten-year performance was in the fourth quartile of its peer group. The Board observed that the Fund underperformed its benchmark for the one-, three-, five- and ten-year periods. The Board noted that the Fund was ranked one star by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in significant part, to the management team’s incorporation of stock valuation factors into the investment selection process.

With respect to the BMO Disciplined International Equity Fund, the Board considered its limited performance history and noted that its year-to-date and one-year performance was in the third quartile of its peer group, while its three-year performance was in the fourth quartile. The Board observed that the Fund underperformed its benchmark for the one- and three-year periods. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in significant part, to the management team’s incorporation of stock valuation factors into the investment selection process. The Board also noted the Adviser’s representation that the Fund remains positioned in line with strategic mandates and considered that Fund management is closely monitoring the Fund.

With respect to the BMO LGM Emerging Markets Equity Fund, the Board considered that its year-to-date and ten-year performance was in the third quartile of its peer group, its one- and three-year performance was in the fourth quartile, and its five-year performance was in the second quartile. The Board observed that the Fund underperformed its benchmark for the one-, three- and ten-year periods, while its five-year performance was within two basis points of its benchmark. The Board noted that the Fund was ranked three stars by Morningstar. The Board considered the Adviser’s explanation that the

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited) (continued)

Fund invests in stable businesses with strong cash flows and balance sheets and that the Fund’s recent underperformance could be attributed, in part, to the recent stay-at-home consumer behavior associated with the COVID-19 pandemic, as well as to country allocation. The Board also noted the Adviser’s representation that the Fund plans to continue investing in companies with strong balance sheets, earning potential, and solid management teams and considered that Fund management is closely monitoring the Fund.

With respect to the BMO Ultra Short Tax-Free Fund, the Board considered that its year-to-date and one-, three-, five-, and ten-year performance was in the third quartile of its peer group. The Board observed that the Fund underperformed its benchmark for the one-, three-, and five-year periods. The Board noted that the Fund was ranked two stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance with respect to ultra-short municipal fund peers could be attributed, in part, to the Fund’s lower duration, higher floating rate exposure, and higher average credit quality. The Board also noted the Adviser’s explanation that the Fund’s longer-term performance compared favorably with respect to such peers and considered that Fund management is closely monitoring the Fund.

With respect to the BMO Intermediate Tax-Free Fund, the Board considered that its year-to-date and one-year performance was in the fourth quartile of its peer group, its three-year performance was in the third quartile, and its five-year performance was in the second quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, and five-year periods. The Board noted that the Fund was ranked three stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to the Fund’s “barbell” positioning with respect to the yield curve (i.e., less exposure to the two to ten-year portion of the curve), as well as to the Fund’s underweight allocation to higher quality holdings. The Board also considered that Fund management is closely monitoring the Fund.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to closely monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser and Subadvisers

The Board considered the fees payable by each Fund under the Advisory Agreement and each Subadvisory Agreement. The Board first reviewed the management fees charged to comparable accounts managed by the Adviser and the Subadvisers of each Fund, if any, taking into consideration differences in style, size and services provided to such other accounts. The Board noted that, in some cases, the fees for certain accounts or average fees for certain investment strategies were lower than the fees charged to certain Funds with similar investment strategies. The Board considered the Adviser’s explanation that registered investment companies generally require additional advisory and administrative services than other clients due to the enhanced regulatory structure and legal requirements with which investment companies must comply. With respect to the Subadvisers, the Board also considered the affiliation of each Subadviser with the Adviser.

The Board next reviewed information provided by the Adviser comparing each Fund’s contractual (gross) advisory fee to the median fee of its Morningstar peer category (“Morningstar peers”) or Strategic Insight’s Simfund peer category (“Simfund peers”). In addition, the Board reviewed information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Morningstar peer group and Lipper peer group (“Lipper peers”). With respect to the Subadvisers, the Board considered the fees payable under the Subadvisory Agreements, noting that the fees would be paid by the Adviser (not the Fund). The Board also considered the division of services provided and fee split between the Adviser and each Subadviser.

The Board considered that all of the equity and fixed income Funds’ contractual advisory fees were lower than their Morningstar peers and all of the money market Funds’ contractual advisory fees were equal to or within six basis points of their Simfund peers.

The Board considered and viewed favorably that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations.

The Board considered the methodology used by the Adviser and each Subadviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and each Subadviser, and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the Funds.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Board also reviewed the comparative profitability information provided by the Adviser from Strategic Insight regarding other public investment advisory firms. The Board also reviewed and considered profitability information it received from each Subadviser, if provided, in connection with the services provided to each Fund.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether the Funds’ fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered each Fund’s fee structure,

BMO Funds

asset size and net expense ratio giving effect to each Fund’s Expense Limitation. The Board was satisfied with the fee structures and also considered the Adviser’s commitment to continue to evaluate advisory fee breakpoints in the future.

Other Benefits to the Adviser and Subadvisers

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, shareholder service fees and securities lending revenue. In addition, the Board considered information relating to any soft dollar arrangements in connection with equity security brokerage transactions for the Funds (particularly with respect to the Funds only investing in U.S. equity securities). The Board noted that, other than the services provided by the Adviser and Subadvisers pursuant to the Advisory and Subadvisory Agreements and the related fees to be paid by each Fund, the Adviser and Subadvisers may potentially benefit from their relationship with each Fund in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory and subadvisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory and Subadvisory Agreements are fair and reasonable and that the approval of the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each applicable Fund.

NOTES

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC periodically. The schedule of portfolio holdings for the first and third quarter of the fiscal year for each Fund (other than the money market funds) is included as an exhibit on Form N-PORT. The schedule of portfolio holdings for the money market funds is filed monthly on Form N-MFP. Each Fund’s Form N-PORT or N-MFP is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

INVESTMENT ADVISER

BMO Asset Management Corp.

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2020 BMO Financial Corp. (9/20)

BMO Funds	August 31, 2020

Annual report

Conservative Allocation Fund

Moderate Allocation Fund

Balanced Allocation Fund

Growth Allocation Fund

Aggressive Allocation Fund

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report — Commentary	BMO Funds

Performance for the One-Year Period Ending August 31, 2020 (%)

	Retirement Class (R-6)	Bloomberg Barclays U.S. Aggregate Bond Index	S&P 500 Index	Lipper Mixed Asset
BMO Conservative Allocation	6.99	6.47		6.61
BMO Moderate Allocation	9.42	6.47		10.12
BMO Balanced Allocation	10.73		21.94	14.06
BMO Growth Allocation	11.63		21.94	14.62
BMO Aggressive Allocation	13.29		21.94	19.73

The BMO Target Risk Funds returns ranged from 7.0% for the BMO Conservative Allocation Fund to 13.3% for the Aggressive Allocation Fund. Performance versus Lipper peer group medians was mixed.

After a rate cut by the U.S. Federal Reserve (the Fed) in 2019, hopes were for a secular uptick in global growth. The emergence of the COVID-19 pandemic, however, defined fiscal year 2020 as economic shutdowns reeled financial markets, forcing governments across the globe to embark on sweeping monetary and fiscal stimulus. This unprecedented action allowed markets to rebound strongly from lows with all major asset classes finishing positive for the one year period. U.S. large cap equities led the way as the S&P 500 returned 21.9%, beating U.S. small caps at 6.7%. International markets were positive as well as international developed equities were up 7.0%, but trailed the 11.7% return of emerging market equities. In fixed income markets, Fed interest rate cuts, expansive quantitative easing, and outright asset purchases pushed yields downward. The 10-year treasury yield fell from 1.46% at the beginning of the fiscal year to 0.71% at the end. The Bloomberg U.S. Aggregate Bond Index returned 8.6%, while high yield and emerging market debt finished up 6.4% and 7.8%, respectively.

Fixed income managers outperformed their benchmarks on aggregate for the year. Both BMO Core Plus Bond and Metropolitan West Total Return Bond outperformed their core bond benchmark. TCW Emerging Markets Bond slightly outperformed its emerging market debt benchmark, while Federated High Yield matched its high yield benchmark. The alternatives allocation detracted value during the year as BMO Alternative Strategies lagged bonds and equities.

Domestic equity strategies broadly underperformed benchmarks. Large and mid-cap managers struggled with BMO Large-Cap Growth, BMO Low Volatility Equity and Dodge & Cox Stock the largest detractors for the period. On the positive side, Harbor Capital Appreciation and T. Rowe Price Growth Stock were able to surpass their benchmarks. Domestic small cap managers struggled in choppy markets as BMO Small-Cap Growth, BMO Small-Cap Value and Goldman Sachs Small Cap Value all underperformed benchmarks for the year.

International equity fund performance was largely positive for the year. MFS International Value and T. Rowe International Discovery added the most value. BMO Disciplined International Equity, Dodge & Cox International and BMO Pyrford International were the main laggards. On the emerging markets side, BMO LGM Emerging Markets Equity underperformed the benchmark.

Our portfolios are positioned slightly positive risk with an overweight in U.S. large cap equities and a commensurate underweight to core bonds. Within equities we are overweight U.S. equities versus international developed equities. We believe U.S. equities remain attractive due to strong government stimulus and greater exposure to growth-heavy corporations. Within fixed income we have a bias towards U.S. investment grade corporate credit due to highly supportive central bank policy.

Moving into fiscal 2021, the hopeful resolution of the COVID-19 pandemic and the aftermath will be at the forefront of global markets. Additionally, in the near term we will be keeping a close eye on the 2020 U.S. elections as there is a good possibility that Democrats take complete control of government, with significant implications for markets and sectors. Additionally, we will continue to monitor government and central bank responses to the COVID aftermath as businesses fight to survive and millions look for work.

2

Annual Report	BMO Funds

BMO Conservative Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	6.49	4.63	3.69	BDVYX	09658L299	5/30/2014	1.36	0.84
Institutional Class (I)	6.86	4.92	3.96	BDVIX	09658L331	5/30/2014	1.11	0.59
Retirement Class (R-3)	6.29	4.39	3.43	BDVRX	09658L323	5/30/2014	1.61	1.09
Retirement Class (R-6)	6.99	5.06	4.11	BDVSX	09658L315	5/30/2014	0.96	0.44
Bloomberg Barclays U.S. Aggregate Bond Index	6.47	4.33	3.86
Lipper Mixed-Asset Target Allocation Conservative Funds Index	6.61	5.39	4.15

Growth of an assumed $10,000 investment	Portfolio sector allocation**
	Sector	Fund (%)
	Large-Cap Funds	11.7
	Mid-Cap Funds	1.3
	Small-Cap Funds	1.1
	International Funds	5.6
	Fixed Income Funds	72.0
	Alternative Funds	6.8
	Other Assets & Liabilities, Net	1.5
	Total	100.0

BMO Moderate Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	9.03	5.95	4.74	BMBYX	09658L166	5/30/2014	1.16	0.82
Institutional Class (I)	9.20	6.24	5.01	BMBHX	09658L190	5/30/2014	0.91	0.57
Retirement Class (R-3)	8.76	5.70	4.49	BMBQX	09658L182	5/30/2014	1.41	1.07
Retirement Class (R-6)	9.42	6.39	5.16	BMBTX	09658L174	5/30/2014	0.76	0.42
Bloomberg Barclays U.S. Aggregate Bond Index	6.47	4.33	3.86
Lipper Mixed-Asset Target Allocation Moderate Funds Index	10.12	7.43	5.88

Growth of an assumed $10,000 investment	Portfolio sector allocation**
	Sector	Fund (%)
	Large-Cap Funds	24.9
	Mid-Cap Funds	2.5
	Small-Cap Funds	2.2
	International Funds	11.0
	Fixed Income Funds	52.9
	Alternative Funds	4.7
	Other Assets & Liabilities, Net	1.8
	Total	100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2020.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

3

Annual Report	BMO Funds

BMO Balanced Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	10.40	6.93	5.52	BGRYX	09658L216	5/30/2014	1.01	0.87
Institutional Class (I)	10.75	7.23	5.81	BGRHX	09658L240	5/30/2014	0.76	0.62
Retirement Class (R-3)	10.14	6.68	5.27	BGRRX	09658L232	5/30/2014	1.26	1.12
Retirement Class (R-6)	10.73	7.37	5.95	BGRQX	09658L224	5/30/2014	0.61	0.47
Standard & Poor’s 500 Index	21.94	14.46	12.32
Lipper Mixed-Asset Target Allocation Growth Funds Index	14.06	8.98	6.72

Growth of an assumed $10,000 investment	Portfolio sector allocation**
	Sector	Fund (%)
	Large-Cap Funds	38.7
	Mid-Cap Funds	3.7
	Small-Cap Funds	3.3
	International Funds	16.3
	Fixed Income Funds	33.6
	Alternative Funds	3.3
	Other Assets & Liabilities, Net	1.1
	Total	100.0

BMO Growth Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	11.13	7.84	6.23	BABYX	09658L380	5/30/2014	1.12	0.86
Institutional Class (I)	11.55	8.12	6.51	BABHX	09658L422	5/30/2014	0.87	0.61
Retirement Class (R-3)	10.86	7.57	5.97	BABRX	09658L414	5/30/2014	1.37	1.11
Retirement Class (R-6)	11.63	8.26	6.65	BABQX	09658L398	5/30/2014	0.72	0.46
Standard & Poor’s 500 Index	21.94	14.46	12.32
Lipper Mixed-Asset Target Allocation Aggressive Funds Index	14.62	9.06	7.85

Growth of an assumed $10,000 investment	Portfolio sector allocation**
	Sector	Fund (%)
	Large-Cap Funds	50.8
	Mid-Cap Funds	4.9
	Small-Cap Funds	4.4
	International Funds	21.2
	Fixed Income Funds	15.3
	Alternative Funds	2.2
	Other Assets & Liabilities, Net	1.2
	Total	100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2020.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

4

Annual Report	BMO Funds

BMO Aggressive Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	12.79	8.86	7.14	BDSYX	09658L257	5/30/2014	1.04	0.85
Institutional Class (I)	13.06	9.14	7.42	BDSHX	09658L281	5/30/2014	0.79	0.60
Retirement Class (R-3)	12.59	8.57	6.87	BDSRX	09658L273	5/30/2014	1.29	1.10
Retirement Class (R-6)	13.29	9.31	7.59	BDSQX	09658L265	5/30/2014	0.64	0.45
Standard & Poor’s 500 Index	21.94	14.46	12.32
Lipper Multi-Cap Core Funds Index	19.73	12.04	10.11

Growth of an assumed $10,000 investment	Portfolio sector allocation**
	Sector	Fund (%)
	Large-Cap Funds	61.5
	Mid-Cap Funds	6.0
	Small-Cap Funds	5.2
	International Funds	26.5
	Other Assets & Liabilities, Net	0.8
	Total	100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2020.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 27, 2019, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2021 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2020 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

5

Expense Example (Unaudited)

For the Six Months Ended August 31, 2020

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2020 (3/1/20-8/31/20).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/20	Ending account value 8/31/20	Expenses paid during period 3/1/20- 8/31/20(1)	Ending account value 8/31/20	Expenses paid during period 3/1/20- 8/31/20(1)	Annualized Expense Ratio(1)
Conservative Allocation Fund
Investor	$1,000.00	$1,045.80	$1.70	$1,023.48	$1.68	0.33%
Institutional	1,000.00	1,047.60	0.41	1,024.73	0.41	0.08
Retirement class R-3	1,000.00	1,044.80	2.98	1,022.22	2.95	0.58
Retirement class R-6	1,000.00	1,048.10	0.00	1,025.14	0.00	0.00
Moderate Allocation Fund
Investor	1,000.00	1,073.30	1.56	1,023.63	1.53	0.30
Institutional	1,000.00	1,075.40	0.26	1,024.89	0.25	0.05
Retirement class R-3	1,000.00	1,072.00	2.86	1,022.37	2.80	0.55
Retirement class R-6	1,000.00	1,075.30	0.00	1,025.14	0.00	0.00
Balanced Allocation Fund
Investor	1,000.00	1,093.00	1.74	1,023.48	1.68	0.33
Institutional	1,000.00	1,095.70	0.42	1,024.73	0.41	0.08
Retirement class R-3	1,000.00	1,092.90	3.05	1,022.22	2.95	0.58
Retirement class R-6	1,000.00	1,095.50	0.00	1,025.14	0.00	0.00
Growth Allocation Fund
Investor	1,000.00	1,107.30	1.59	1,023.63	1.53	0.30
Institutional	1,000.00	1,109.70	0.27	1,024.89	0.25	0.05
Retirement class R-3	1,000.00	1,105.90	2.91	1,022.37	2.80	0.55
Retirement class R-6	1,000.00	1,109.30	0.00	1,025.14	0.00	0.00
Aggressive Allocation Fund
Investor	1,000.00	1,127.20	1.76	1,023.48	1.68	0.33
Institutional	1,000.00	1,128.70	0.43	1,024.73	0.41	0.08
Retirement class R-3	1,000.00	1,126.30	3.10	1,022.22	2.95	0.58
Retirement class R-6	1,000.00	1,129.70	0.00	1,025.14	0.00	0.00

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2020 through August 31, 2020, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

6

August 31, 2020

Schedules of Investments	BMO Funds

Conservative Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 5.6%

Large-Cap Funds — 3.7%
Vanguard S&P 500 ETF	5,273	$1,692,738

Fixed Income Funds — 1.9%
Vanguard Long-Term Treasury ETF	8,928	883,872

Total Exchange Traded Funds (identified cost $2,280,637)		2,576,610

Mutual Funds — 92.9%

Large-Cap Funds — 8.0%
BMO Dividend Income Fund — Institutional Class (1)	26,776	364,683
BMO Large-Cap Growth Fund — Class R6 (1)	29,668	669,309
BMO Large-Cap Value Fund — Class R6 (1)	55,753	755,456
BMO Low Volatility Equity Fund — Institutional Class (1)	38,687	584,953
Dodge & Cox Stock Fund — Retail Class	3,465	600,019
Harbor Capital Appreciation Fund — Retirement Class	3,448	379,106
T. Rowe Price Growth Stock Fund — Institutional Class	3,646	342,792

Total Large-Cap Funds		3,696,318

Mid-Cap Funds — 1.3%
BMO Mid-Cap Growth Fund — Class R6 (1)	10,522	169,508
BMO Mid-Cap Value Fund — Class R6 (1)	19,280	173,902
Vanguard Mid-Cap Index Fund — Institutional Class	5,018	247,093

Total Mid-Cap Funds		590,503

Small-Cap Funds — 1.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	14,787	259,516
BMO Small-Cap Value Fund — Class R6 (1)	14,163	150,134
Goldman Sachs Small Cap Value Fund — Institutional Class	2,467	109,814

Total Small-Cap Funds		519,464

International Funds — 5.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	33,556	326,832
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	19,019	288,334
BMO Pyrford International Stock Fund — Class R6 (1)	37,527	499,482
Dodge & Cox International Stock Fund — Retail Class	11,675	440,736
MFS International Value Fund — Class R6	12,573	628,636
T. Rowe Price International Discovery Fund — Institutional Class	3,316	270,511
Vanguard Emerging Markets Stock Index Fund — Admiral Class	3,413	125,705

Total International Funds		2,580,236

Fixed Income Funds — 70.1%
BMO Core Plus Bond Fund — Institutional Class (1)	800,754	9,937,362
BMO Corporate Income Fund — Institutional Class (1)	63,556	906,301

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Federated Hermes Institutional High-Yield Bond Fund — Class R6	258,772	$2,512,679
Metropolitan West Total Return Bond Fund — Plan Class	911,020	9,966,552
TCW Emerging Markets Income Fund — Institutional Class	531,055	4,333,406
Vanguard Total Bond Market Index Fund — Institutional Class	397,989	4,628,616

Total Fixed Income Funds		32,284,916

Alternative Funds — 6.8%
BNY Mellon Global Real Return Fund — Institutional Class	195,646	3,134,249

Total Mutual Funds (identified cost $36,947,926)		42,805,686

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (1)	440,793	440,749

Total Short-Term Investments — 1.0% (identified cost $440,816)		440,749

Total Investments — 99.5% (identified cost $39,669,379)		45,823,045
Other Assets and Liabilities — 0.5%		230,270

Total Net Assets — 100.0%		$46,053,315

Moderate Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 8.1%

Large-Cap Funds — 6.2%
Vanguard S&P 500 ETF	15,189	$4,875,973

Fixed Income Funds — 1.9%
Vanguard Long-Term Treasury ETF	14,667	1,452,033

Total Exchange Traded Funds (identified cost $5,646,300)		6,328,006

Mutual Funds — 90.1%

Large-Cap Funds — 18.7%
BMO Dividend Income Fund — Institutional Class (1)	88,655	1,207,479
BMO Large-Cap Growth Fund — Class R6 (1)	99,755	2,250,479
BMO Large-Cap Value Fund — Class R6 (1)	188,537	2,554,673
BMO Low Volatility Equity Fund — Institutional Class (1)	126,929	1,919,171
Dodge & Cox Stock Fund — Retail Class	11,423	1,977,825
Harbor Capital Appreciation Fund — Retirement Class	11,989	1,318,142
T. Rowe Price Growth Stock Fund — Institutional Class	12,242	1,151,072
Vanguard Institutional Index Fund — Institutional Class	7,083	2,217,638

Total Large-Cap Funds		14,596,479

Mid-Cap Funds — 2.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	35,166	566,517

(See Notes which are an integral part of the Financial Statements)

7

August 31, 2020

Schedules of Investments

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds (continued)
BMO Mid-Cap Value Fund — Class R6 (1)	63,610	$573,766
Vanguard Mid-Cap Index Fund — Institutional Class	16,329	804,030

Total Mid-Cap Funds		1,944,313

Small-Cap Funds — 2.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	48,447	850,254
BMO Small-Cap Value Fund — Class R6 (1)	45,681	484,218
Goldman Sachs Small Cap Value Fund — Institutional Class	8,331	370,893

Total Small-Cap Funds		1,705,365

International Funds — 11.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	112,258	1,093,389
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	61,415	931,054
BMO Pyrford International Stock Fund — Class R6 (1)	124,877	1,662,113
Dodge & Cox International Stock Fund — Retail Class	38,857	1,466,835
MFS International Value Fund — Class R6	41,279	2,063,975
T. Rowe Price International Discovery Fund — Institutional Class	11,517	939,548
Vanguard Emerging Markets Stock Index Fund — Admiral Class	11,459	422,050

Total International Funds		8,578,964

Fixed Income Funds — 51.0%
BMO Core Plus Bond Fund — Institutional Class (1)	1,122,610	13,931,592
BMO Corporate Income Fund — Institutional Class (1)	105,871	1,509,716
Federated Hermes Institutional High-Yield Bond Fund — Class R6	318,340	3,091,085
Metropolitan West Total Return Bond Fund — Plan Class	1,214,540	13,287,066
TCW Emerging Markets Income Fund — Institutional Class	686,889	5,605,015
Vanguard Total Bond Market Index Fund — Institutional Class	203,584	2,367,679

Total Fixed Income Funds		39,792,153

Alternative Funds — 4.7%
BNY Mellon Global Real Return Fund — Institutional Class	229,134	3,670,732

Total Mutual Funds (identified cost $56,601,698)		70,288,006

Description	Shares	Value
Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (1)	647,704	$647,639

Total Short-Term Investments — 0.8% (identified cost $647,763) 647,639

Total Investments — 99.0% (identified cost $62,895,761)		77,263,651
Other Assets and Liabilities — 1.0%		805,832

Total Net Assets — 100.0%		$78,069,483

Balanced Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.8%

Large-Cap Funds — 7.4%
Vanguard S&P 500 ETF	56,562	$18,157,533

Fixed Income Funds — 2.4%
Vanguard Long-Term Treasury ETF	60,135	5,953,365

Total Exchange Traded Funds (identified cost $21,702,420)		24,110,898

Mutual Funds — 89.1%

Large-Cap Funds — 31.3%
BMO Dividend Income Fund — Institutional Class (1)	414,985	5,652,090
BMO Large-Cap Growth Fund — Class R6 (1)	478,030	10,784,362
BMO Large-Cap Value Fund — Class R6 (1)	876,158	11,871,940
BMO Low Volatility Equity Fund — Institutional Class (1)	603,396	9,123,354
Dodge & Cox Stock Fund — Retail Class	53,034	9,182,357
Harbor Capital Appreciation Fund — Retirement Class	56,518	6,214,125
T. Rowe Price Growth Stock Fund — Institutional Class	58,440	5,495,098
Vanguard Institutional Index Fund — Institutional Class	60,916	19,071,680

Total Large-Cap Funds		77,395,006

Mid-Cap Funds — 3.7%
BMO Mid-Cap Growth Fund — Class R6 (1)	166,766	2,686,603
BMO Mid-Cap Value Fund — Class R6 (1)	295,884	2,668,873
Vanguard Mid-Cap Index Fund — Institutional Class	79,251	3,902,317

Total Mid-Cap Funds		9,257,793

Small-Cap Funds — 3.3%
BMO Small-Cap Growth Fund — Institutional Class (1)	233,942	4,105,674
BMO Small-Cap Value Fund — Class R6 (1)	218,965	2,321,025
Goldman Sachs Small Cap Value Fund — Institutional Class	38,895	1,731,626

Total Small-Cap Funds		8,158,325

(See Notes which are an integral part of the Financial Statements)

8

BMO Funds

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 16.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	521,381	$5,078,247
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	286,291	4,340,167
BMO Pyrford International Stock Fund — Class R6 (1)	534,408	7,112,972
Dodge & Cox International Stock Fund — Retail Class	179,847	6,789,233
MFS International Value Fund — Class R6	178,978	8,948,899
T. Rowe Price International Discovery Fund — Institutional Class	55,658	4,540,607
Vanguard Developed Markets Index Fund — Admiral Class	99,920	1,346,921
Vanguard Emerging Markets Stock Index Fund — Admiral Class	55,922	2,059,605

Total International Funds		40,216,651

Fixed Income Funds — 31.2%
BMO Core Plus Bond Fund — Institutional Class (1)	1,854,198	23,010,598
BMO Corporate Income Fund — Institutional Class (1)	675,886	9,638,140
Federated Hermes Institutional High-Yield Bond Fund — Class R6	504,217	4,895,943
Metropolitan West Total Return Bond Fund — Plan Class	2,287,539	25,025,678
TCW Emerging Markets Income Fund — Institutional Class	1,196,486	9,763,326
Vanguard Total Bond Market Index Fund — Institutional Class	412,647	4,799,087

Total Fixed Income Funds		77,132,772

Alternative Funds — 3.3%
BNY Mellon Global Real Return Fund — Institutional Class	515,791	8,262,972

Total Mutual Funds (identified cost $154,326,209)		220,423,519

Short-Term Investments — 0.6%

Mutual Funds — 0.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (1)	1,506,003	1,505,852

Total Short-Term Investments — 0.6% (identified cost $1,506,054)		1,505,852

Total Investments — 99.5% (identified cost $177,534,683)		246,040,269
Other Assets and Liabilities — 0.5%		1,265,957

Total Net Assets — 100.0%		$247,306,226

Growth Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.7%

Large-Cap Funds — 7.1%
Vanguard S&P 500 ETF	23,295	$7,478,161

Fixed Income Funds — 2.6%
Vanguard Long-Term Treasury ETF	28,175	2,789,325

Total Exchange Traded Funds (identified cost $9,548,984)		10,267,486

Mutual Funds — 89.1%

Large-Cap Funds — 43.7%
BMO Dividend Income Fund — Institutional Class (1)	233,974	3,186,724
BMO Large-Cap Growth Fund — Class R6 (1)	274,310	6,188,434
BMO Large-Cap Value Fund — Class R6 (1)	494,851	6,705,232
BMO Low Volatility Equity Fund — Institutional Class (1)	338,536	5,118,665
Dodge & Cox Stock Fund — Retail Class	30,123	5,215,499
Harbor Capital Appreciation Fund — Retirement Class	31,479	3,461,172
T. Rowe Price Growth Stock Fund — Institutional Class	31,859	2,995,697
Vanguard Institutional Index Fund — Institutional Class	43,315	13,560,919

Total Large-Cap Funds		46,432,342

Mid-Cap Funds — 4.9%
BMO Mid-Cap Growth Fund — Class R6 (1)	96,679	1,557,505
BMO Mid-Cap Value Fund — Class R6 (1)	163,788	1,477,367
Vanguard Mid-Cap Index Fund — Institutional Class	44,207	2,176,731

Total Mid-Cap Funds		5,211,603

Small-Cap Funds — 4.4%
BMO Small-Cap Growth Fund — Institutional Class (1)	130,977	2,298,638
BMO Small-Cap Value Fund — Class R6 (1)	127,414	1,350,588
Goldman Sachs Small Cap Value Fund — Institutional Class	22,513	1,002,301

Total Small-Cap Funds		4,651,527

International Funds — 21.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	286,776	2,793,202
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	162,739	2,467,115
BMO Pyrford International Stock Fund — Class R6 (1)	300,332	3,997,413
Dodge & Cox International Stock Fund — Retail Class	102,249	3,859,909
MFS International Value Fund — Class R6	85,476	4,273,777
T. Rowe Price International Discovery Fund — Institutional Class	30,340	2,475,164
Vanguard Developed Markets Index Fund — Admiral Class	112,713	1,519,374
Vanguard Emerging Markets Stock Index Fund — Admiral Class	30,750	1,132,521

Total International Funds		22,518,475

(See Notes which are an integral part of the Financial Statements)

9

August 31, 2020

Schedules of Investments

Growth Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 12.7%
BMO Core Plus Bond Fund — Institutional Class (1)	228,943	$2,841,180
BMO Corporate Income Fund — Institutional Class (1)	347,765	4,959,139
Federated Hermes Institutional High-Yield Bond Fund — Class R6	104,640	1,016,053
Metropolitan West Total Return Bond Fund — Plan Class	235,197	2,573,054
TCW Emerging Markets Income Fund — Institutional Class	264,082	2,154,911

Total Fixed Income Funds		13,544,337

Alternative Funds — 2.2%
BNY Mellon Global Real Return Fund — Institutional Class	143,156	2,293,360

Total Mutual Funds (identified cost $61,880,502)		94,651,644

Short-Term Investments — 0.7%

Mutual Funds — 0.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (1)	755,260	755,185

Total Short-Term Investments — 0.7% (identified cost $755,336)		755,185

Total Investments — 99.5% (identified cost $72,184,822)		105,674,315
Other Assets and Liabilities — 0.5%		488,013

Total Net Assets — 100.0%		$106,162,328

Aggressive Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.5%

Large-Cap Funds — 9.5%
Vanguard S&P 500 ETF (identified cost $13,677,027)	45,426	$14,582,654
Mutual Funds — 89.7%

Large-Cap Funds — 52.0%
BMO Dividend Income Fund — Institutional Class (1)	399,925	5,446,972
BMO Large-Cap Growth Fund — Class R6 (1)	467,119	10,538,209
BMO Large-Cap Value Fund — Class R6 (1)	843,933	11,435,298
BMO Low Volatility Equity Fund — Institutional Class (1)	541,710	8,190,658
Dodge & Cox Stock Fund — Retail Class	51,475	8,912,303
Harbor Capital Appreciation Fund — Retirement Class	55,522	6,104,672
T. Rowe Price Growth Stock Fund — Institutional Class	58,174	5,470,077
Vanguard Institutional Index Fund — Institutional Class	76,446	23,933,693

Total Large-Cap Funds		80,031,882

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 6.0%
BMO Mid-Cap Growth Fund — Class R6 (1)	171,364	$2,760,667
BMO Mid-Cap Value Fund — Class R6 (1)	291,596	2,630,193
Vanguard Mid-Cap Index Fund — Institutional Class	77,248	3,803,707

Total Mid-Cap Funds		9,194,567

Small-Cap Funds — 5.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	229,322	4,024,606
BMO Small-Cap Value Fund — Class R6 (1)	215,162	2,280,714
Goldman Sachs Small Cap Value Fund — Institutional Class	37,781	1,682,025

Total Small-Cap Funds		7,987,345

International Funds — 26.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	517,139	5,036,930
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	294,321	4,461,904
BMO Pyrford International Stock Fund — Class R6 (1)	493,603	6,569,863
Dodge & Cox International Stock Fund — Retail Class	174,343	6,581,454
MFS International Value Fund — Class R6	174,218	8,710,883
T. Rowe Price International Discovery Fund — Institutional Class	51,389	4,192,351
Vanguard Developed Markets Index Fund — Admiral Class	237,415	3,200,362
Vanguard Emerging Markets Stock Index Fund — Admiral Class	56,149	2,067,957

Total International Funds		40,821,704

Total Mutual Funds (identified cost $81,886,280)		138,035,498

Short-Term Investments — 0.7%

Mutual Funds — 0.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.130% (1)	1,048,151	1,048,046

Total Short-Term Investments — 0.7% (identified cost $1,047,960)		1,048,046

Total Investments — 99.9% (identified cost $96,611,267)		153,666,198
Other Assets and Liabilities — 0.1%		122,484

Total Net Assets — 100.0%		$153,788,682

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2020.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
ETF	Exchange Traded Fund

(See Notes which are an integral part of the Financial Statements)

10

August 31, 2020

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$30,296,524	$47,081,591	$146,140,372	$59,977,928	$89,242,138
Cash sweep investments in affiliated issuers, at value	440,749	647,639	1,505,852	755,185	1,048,046
Investments in other affiliated issuers, at value	15,085,772	29,534,421	98,394,045	44,941,202	63,376,014
Dividends and interest receivable	73,403	91,634	175,810	33,607	46
Receivable for investments sold	345,413	404,536	910,629	252,742	—
Receivable for capital stock sold	8,604	280,780	211,840	171,600	109,106
Receivable from affiliates, net (Note 5)	16,609	21,061	6,516	22,566	10,968
Prepaid expenses and other receivables	37,837	38,437	38,814	38,319	38,327

Total assets	46,304,911	78,100,099	247,383,878	106,193,149	153,824,645

Liabilities:
Payable for capital stock redeemed	226,596	—	35,820	—	—
Other liabilities	25,000	30,616	41,832	30,821	35,963

Total liabilities	251,596	30,616	77,652	30,821	35,963

Total net assets	$46,053,315	$78,069,483	$247,306,226	$106,162,328	$153,788,682

Net assets consist of:
Paid-in capital	$39,179,904	$61,074,899	$163,065,402	$68,065,731	$86,837,063
Distributable earnings	6,873,411	16,994,584	84,240,824	38,096,597	66,951,619

Total net assets	$46,053,315	$78,069,483	$247,306,226	$106,162,328	$153,788,682

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$7.76	$9.37	$8.46	$9.60	$8.77
Institutional class of shares	8.14	9.41	8.47	9.61	8.77
Retirement class R-3 of shares	7.93	9.38	8.47	9.61	8.74
Retirement class R-6 of shares	7.84	9.43	8.49	9.64	8.80

Net assets:
Investor class of shares	$10,749,776	$3,486,349	$47,468,633	$2,316,374	$18,158,956
Institutional class of shares	414,865	6,377,577	37,233,009	5,171,941	9,549,153
Retirement class R-3 of shares	548,893	7,704,564	14,550,491	9,436,668	18,170,779
Retirement class R-6 of shares	34,339,781	60,500,993	148,054,093	89,237,345	107,909,794

Total net assets	$46,053,315	$78,069,483	$247,306,226	$106,162,328	$153,788,682

Shares outstanding:
Investor class of shares	1,384,521	372,032	5,609,167	241,167	2,070,480
Institutional class of shares	50,943	677,684	4,398,211	538,352	1,088,518
Retirement class R-3 of shares	69,192	821,577	1,718,559	981,834	2,078,377
Retirement class R-6 of shares	4,380,251	6,413,860	17,431,253	9,252,736	12,268,245

Total shares outstanding	5,884,907	8,285,153	29,157,190	11,014,089	17,505,620

Investments, at cost:
Investments in unaffiliated issuers	$26,810,584	$38,113,985	$100,260,459	$35,953,336	$48,019,317
Cash sweep investments in affiliated issuers	440,816	647,763	1,506,054	755,336	1,047,960
Investments in other affiliated issuers	12,417,979	24,134,013	75,768,170	35,476,150	47,543,990

Total investments, at cost	$39,669,379	$62,895,761	$177,534,683	$72,184,822	$96,611,267

(See Notes which are an integral part of the Financial Statements)

11

August 31, 2020

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$612,125	$1,005,004	$3,233,401	$1,271,270	$1,667,488
Affiliated issuers	360,763	685,927	2,304,566	989,946	1,340,347
Excess expense reimbursement from investment adviser (Note 5)	20,360	57,045	105,095	87,159	73,668

Total income	993,248	1,747,976	5,643,062	2,348,375	3,081,503

Expenses:
Shareholder servicing fees (Note 5)	26,263	8,462	132,483	9,565	50,141
Administration fees (Note 5)	17,351	25,507	155,268	33,363	70,115
Portfolio accounting fees	21,489	25,698	46,373	30,709	34,730
Recordkeeping fees	43,163	40,625	43,049	41,203	42,927
Custodian fees	396	815	1,601	960	1,147
Registration fees	63,518	64,086	64,785	63,973	63,980
Professional fees	23,358	23,358	23,358	23,358	23,358
Printing and postage	10,859	9,945	11,428	9,478	10,547
Directors’ fees	24,375	24,375	24,375	24,375	24,375
Distribution services fees (Note 5)	2,951	35,976	69,447	42,883	83,959
Miscellaneous	4,662	5,629	12,185	6,864	8,610

Total expense	238,385	264,476	584,352	286,731	413,889

Deduct:
Expense waivers (Note 5)	(199,611)	(211,268)	(298,815)	(222,737)	(241,560)

Net expenses	38,774	53,208	285,537	63,994	172,329

Net investment income	954,474	1,694,768	5,357,525	2,284,381	2,909,174

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	1,076,990	2,930,604	14,823,528	4,043,528	6,579,718
Investments in affiliated issuers	(572,438)	(631,116)	1,402,061	12,101	2,700,540
Net realized gain (loss) on capital gains distributions from:
Investments in unaffiliated issuers	167,784	451,244	2,055,116	1,078,764	1,720,653
Investments in affiliated issuers	65,845	244,683	1,324,645	768,614	1,288,753

Total net realized gain	738,181	2,995,415	19,605,350	5,903,007	12,289,664
Net change in unrealized gain (loss) appreciation/depreciation on:
Investments in unaffiliated issuers	483,666	537,491	(2,014,598)	1,373,393	3,195,731
Investments in affiliated issuers	548,392	1,107,867	1,076,979	1,285,187	373,475

Total net change in unrealized appreciation/depreciation	1,032,058	1,645,358	(937,619)	2,658,580	3,569,206

Net realized and unrealized gain	1,770,239	4,640,773	18,667,731	8,561,587	15,858,870

Change in net assets resulting from operations	$2,724,713	$6,335,541	$24,025,256	$10,845,968	$18,768,044

(See Notes which are an integral part of the Financial Statements)

12

Statements of Changes in Net Assets	BMO Funds

	Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$954,474	$981,460	$1,694,768	$1,837,031
Net realized gain (loss) on investments	738,181	976,446	2,995,415	2,627,602
Net change in unrealized appreciation/depreciation on investments	1,032,058	94,897	1,645,358	(3,037,226)

Change in net assets resulting from operations	2,724,713	2,052,803	6,335,541	1,427,407

Distributions to shareholders:
Investor class of shares	(588,913)	(1,832,308)	(210,809)	(498,960)
Institutional class of shares	(29,294)	(80,131)	(370,646)	(652,823)
Retirement class R-3 of shares	(34,543)	(138,410)	(410,410)	(807,355)
Retirement class R-6 of shares	(1,456,744)	(3,516,104)	(3,427,730)	(6,601,234)

Change in net assets resulting from distributions to shareholders	(2,109,494)	(5,566,953)	(4,419,595)	(8,560,372)

Capital stock transactions:
Proceeds from sale of shares	18,667,073	12,833,774	20,165,300	21,406,373
Net asset value of shares issued to shareholders in payment of distributions declared	2,109,494	5,566,953	4,393,582	8,560,371
Cost of shares redeemed	(13,129,292)	(14,610,744)	(20,226,156)	(32,977,344)

Change in net assets resulting from capital stock transactions	7,647,275	3,789,983	4,332,726	(3,010,600)

Change in net assets	8,262,494	275,833	6,248,672	(10,143,565)

Net assets:
Beginning of period	37,790,821	37,514,988	71,820,811	81,964,376

End of period	$46,053,315	$37,790,821	$78,069,483	$71,820,811

(See Notes which are an integral part of the Financial Statements)

13

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$5,357,525	$6,479,257	$2,284,381	$2,202,510	$2,909,174	$3,044,980
Net realized gain (loss) on investments	19,605,350	21,400,763	5,903,007	7,003,942	12,289,664	12,682,620
Net change in unrealized appreciation/depreciation on investments	(937,619)	(24,330,313)	2,658,580	(10,039,095)	3,569,206	(19,115,380)

Change in net assets resulting from operations	24,025,256	3,549,707	10,845,968	(832,643)	18,768,044	(3,387,780)

Distributions to shareholders:
Investor class of shares	(6,302,490)	(8,967,196)	(472,835)	(690,676)	(2,248,354)	(3,116,691)
Institutional class of shares	(3,952,087)	(3,335,219)	(1,063,122)	(1,735,406)	(1,042,965)	(1,541,577)
Retirement class R-3 of shares	(1,386,719)	(1,767,800)	(642,787)	(976,684)	(1,537,576)	(1,805,967)
Retirement class R-6 of shares	(15,963,209)	(17,482,928)	(7,071,756)	(8,566,608)	(10,584,450)	(13,423,510)

Change in net assets resulting from distributions to shareholders	(27,604,505)	(31,553,143)	(9,250,500)	(11,969,374)	(15,413,345)	(19,887,745)

Capital stock transactions:
Proceeds from sale of shares	37,752,942	54,213,225	23,414,834	26,450,385	26,172,980	26,760,381
Net asset value of shares issued to shareholders in payment of distributions declared	27,551,532	31,544,597	9,250,500	11,969,373	15,406,632	19,878,744
Cost of shares redeemed	(88,109,720)	(129,776,859)	(41,982,333)	(34,353,214)	(53,420,625)	(40,818,080)

Change in net assets resulting from capital stock transactions	(22,805,246)	(44,019,037)	(9,316,999)	4,066,544	(11,841,013)	5,821,045

Change in net assets	(26,384,495)	(72,022,473)	(7,721,531)	(8,735,473)	(8,486,314)	(17,454,480)

Net assets:
Beginning of period	273,690,721	345,713,194	113,883,859	122,619,332	162,274,996	179,729,476

End of period	$247,306,226	$273,690,721	$106,162,328	$113,883,859	$153,788,682	$162,274,996

(See Notes which are an integral part of the Financial Statements)

14

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributionsto shareholders from net investment income	Distributionsto shareholders from net realized gain	Total distributions	Net asset value,end of period	Total return (1)	Ratios to Average Net Assets
											Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Conservative Allocation Fund
2020	$7.72	$0.16	(3)	$0.32	$0.48	$(0.22)	$(0.22)	$(0.44)	$7.76	6.49%	0.87%	0.33%	2.08%	$10,750	77%
2019	8.67	0.18	(3)	0.14	0.32	(0.22)	(1.05)	(1.27)	7.72	5.13	0.85	0.33	2.36	10,526	50
2018	10.02	0.21		(0.03)	0.18	(0.40)	(1.13)	(1.53)	8.67	1.79	0.79	0.33	1.99	13,395	29
2017	9.80	0.18		0.28	0.46	(0.24)	(0.00)	(0.24)	10.02	4.83	0.58	0.33	1.55	15,531	40
2016	9.76	0.25		0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98	0.56	0.33	2.23	17,919	31
Moderate Allocation Fund
2020	9.13	0.19		0.60	0.79	(0.23)	(0.32)	(0.55)	9.37	9.03	0.66	0.30	2.00	3,486	82
2019	9.92	0.19	(3)	0.02	0.21	(0.26)	(0.74)	(1.00)	9.13	3.15	0.64	0.30	2.05	3,486	57
2018	10.08	0.18		0.31	0.49	(0.19)	(0.46)	(0.65)	9.92	4.94	0.60	0.30	1.69	7,126	31
2017	9.72	0.17		0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59	0.58	0.30	1.43	7,777	39
2016	9.78	0.24		0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13	0.56	0.30	1.92	13,119	38
Balanced Allocation Fund
2020	8.49	0.16		0.68	0.84	(0.19)	(0.68)	(0.87)	8.46	10.40	0.49	0.33	1.91	47,469	60
2019	9.41	0.23		(0.25)	(0.02)	(0.21)	(0.69)	(0.90)	8.49	0.94	0.47	0.33	1.87	62,662	52
2018	9.65	0.15		0.60	0.75	(0.18)	(0.81)	(0.99)	9.41	8.06	0.48	0.33	1.39	98,453	29
2017	9.42	0.13		0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33	0.48	0.33	1.19	101,517	35
2016	9.78	0.15		0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23	0.47	0.33	1.54	110,814	33
Growth Allocation Fund
2020	9.33	0.20	(3)	0.81	1.01	(0.19)	(0.55)	(0.74)	9.60	11.13	0.58	0.30	2.13	2,316	58
2019	10.58	0.15	(3)	(0.39)	(0.24)	(0.22)	(0.79)	(1.01)	9.33	(1.00)	0.56	0.30	1.63	5,883	44
2018	10.23	0.13		0.98	1.11	(0.18)	(0.58)	(0.76)	10.58	11.15	0.56	0.30	1.18	13,887	32
2017	9.57	0.10		1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27	0.57	0.30	1.10	16,758	42
2016	9.82	0.12		0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28	0.56	0.30	1.22	24,691	38
Aggressive Allocation Fund
2020	8.53	0.15	(3)	0.91	1.06	(0.16)	(0.66)	(0.82)	8.77	12.79	0.54	0.33	1.77	18,159	37
2019	10.01	0.24		(0.61)	(0.37)	(0.21)	(0.90)	(1.11)	8.53	(2.10)	0.52	0.33	1.59	23,715	47
2018	10.01	0.12		1.20	1.32	(0.19)	(1.13)	(1.32)	10.01	13.90	0.53	0.33	1.06	34,898	27
2017	9.56	0.11		1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60	0.53	0.33	1.03	37,632	33
2016	9.85	0.10		0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14	0.52	0.33	1.04	52,260	33

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

15

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributionsto shareholders from net investment income	Distributionsto shareholders from net realized gain	Total distributions	Net asset value,end of period	Total return (1)	Ratios to Average Net Assets
											Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Conservative Allocation Fund
2020	$8.05	$0.18	(3)	$0.35	$0.53	$(0.22)	$(0.22)	$(0.44)	$8.14	6.86%	0.62%	0.08%	2.29%	$415	77%
2019	8.97	0.21	(3)	0.14	0.35	(0.22)	(1.05)	(1.27)	8.05	5.32	0.60	0.08	2.57	564	50
2018	10.02	3.41		(3.20)	0.21	(0.13)	(1.13)	(1.26)	8.97	2.11	0.52	0.08	1.10	1,416	29
2017	9.81	0.18		0.30	0.48	(0.27)	(0.00)	(0.27)	10.02	5.07	0.33	0.08	1.78	26,464	40
2016	9.77	0.24		0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
Moderate Allocation Fund
2020	9.16	0.24		0.57	0.81	(0.24)	(0.32)	(0.56)	9.41	9.20	0.41	0.05	2.33	6,378	82
2019	9.94	0.21	(3)	0.02	0.23	(0.27)	(0.74)	(1.01)	9.16	3.42	0.39	0.05	2.27	6,997	57
2018	10.08	0.28		0.25	0.53	(0.21)	(0.46)	(0.67)	9.94	5.33	0.36	0.05	1.68	5,888	31
2017	9.73	0.17		0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
2016	9.79	0.23		0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
Balanced Allocation Fund
2020	8.50	0.18		0.69	0.87	(0.22)	(0.68)	(0.90)	8.47	10.75	0.24	0.08	2.11	37,233	60
2019	9.42	0.26		(0.26)	—	(0.23)	(0.69)	(0.92)	8.50	1.23	0.22	0.08	1.99	37,232	52
2018	9.66	0.19		0.58	0.77	(0.20)	(0.81)	(1.01)	9.42	8.27	0.23	0.08	1.61	47,597	29
2017	9.43	0.13		0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
2016	9.79	0.17		0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
Growth Allocation Fund
2020	9.32	0.22	(3)	0.82	1.04	(0.20)	(0.55)	(0.75)	9.61	11.55	0.33	0.05	2.37	5,172	58
2019	10.59	0.18	(3)	(0.42)	(0.24)	(0.24)	(0.79)	(1.03)	9.32	(0.88)	0.31	0.05	1.96	13,390	44
2018	10.23	0.15		1.00	1.15	(0.21)	(0.58)	(0.79)	10.59	11.59	0.31	0.05	1.42	11,441	32
2017	9.58	0.09		1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
2016	9.84	0.14		0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
Aggressive Allocation Fund
2020	8.53	0.16	(3)	0.92	1.08	(0.18)	(0.66)	(0.84)	8.77	13.06	0.29	0.08	1.99	9,549	37
2019	10.01	0.26		(0.61)	(0.35)	(0.23)	(0.90)	(1.13)	8.53	(1.79)	0.27	0.08	1.79	12,095	47
2018	10.00	0.15		1.20	1.35	(0.21)	(1.13)	(1.34)	10.01	14.26	0.28	0.08	1.23	15,878	27
2017	9.57	0.14		1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33
2016	9.87	0.11		0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

16

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value,end of period	Total return (1)	Ratios to Average Net Assets
											Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Conservative Allocation Fund
2020	$7.88	$0.14	(3)	$0.34	$0.48	$(0.21)	$(0.22)	$(0.43)	$7.93	6.29%	1.12%	0.58%	1.86%	$549	77%
2019	8.84	0.17	(3)	0.13	0.30	(0.21)	(1.05)	(1.26)	7.88	4.78	1.10	0.58	2.14	633	50
2018	10.01	0.52		(0.36)	0.16	(0.20)	(1.13)	(1.33)	8.84	1.58	1.04	0.58	1.41	956	29
2017	9.80	0.13		0.30	0.43	(0.22)	(0.00)	(0.22)	10.01	4.52	0.83	0.58	1.34	3,012	40
2016	9.74	0.21		0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
Moderate Allocation Fund
2020	9.14	0.15		0.62	0.77	(0.21)	(0.32)	(0.53)	9.38	8.76	0.91	0.55	1.73	7,705	82
2019	9.91	0.17	(3)	0.02	0.19	(0.22)	(0.74)	(0.96)	9.14	2.94	0.89	0.55	1.89	6,975	57
2018	10.08	0.20		0.26	0.46	(0.17)	(0.46)	(0.63)	9.91	4.65	0.85	0.55	1.43	8,095	31
2017	9.72	0.11		0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
2016	9.76	0.26		0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
Balanced Allocation Fund
2020	8.50	0.13		0.69	0.82	(0.17)	(0.68)	(0.85)	8.47	10.14	0.74	0.58	1.57	14,550	60
2019	9.41	0.21		(0.24)	(0.03)	(0.19)	(0.69)	(0.88)	8.50	0.75	0.72	0.58	1.73	13,632	52
2018	9.64	0.13		0.59	0.72	(0.14)	(0.81)	(0.95)	9.41	7.77	0.73	0.58	1.16	19,213	29
2017	9.40	0.09		0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
2016	9.76	0.13		0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
Growth Allocation Fund
2020	9.34	0.13	(3)	0.86	0.99	(0.17)	(0.55)	(0.72)	9.61	10.86	0.83	0.55	1.46	9,437	58
2019	10.58	0.15	(3)	(0.42)	(0.27)	(0.18)	(0.79)	(0.97)	9.34	(1.29)	0.81	0.55	1.59	8,220	44
2018	10.22	0.10		0.99	1.09	(0.15)	(0.58)	(0.73)	10.58	11.00	0.81	0.55	0.91	15,107	32
2017	9.55	0.10		1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
2016	9.81	0.09		0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
Aggressive Allocation Fund
2020	8.50	0.11	(3)	0.93	1.04	(0.14)	(0.66)	(0.80)	8.74	12.59	0.79	0.58	1.33	18,171	37
2019	9.99	0.20		(0.60)	(0.40)	(0.19)	(0.90)	(1.09)	8.50	(2.47)	0.77	0.58	1.29	16,079	47
2018	9.98	0.10		1.20	1.30	(0.16)	(1.13)	(1.29)	9.99	13.70	0.78	0.58	0.79	16,950	27
2017	9.55	0.06		1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33
2016	9.84	0.07		0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

17

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value,end of period	Total return(1)	Ratios to Average Net Assets
											Gross Expenses	Net Expenses (2)(3)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Conservative Allocation Fund
2020	$7.76	$0.19	(4)	$0.33	$0.52	$(0.22)	$(0.22)	$(0.44)	$7.84	6.99%	0.47%	0.00%	2.46%	$34,340	77%
2019	8.68	0.21	(4)	0.14	0.35	(0.22)	(1.05)	(1.27)	7.76	5.51	0.45	0.00	2.72	26,067	50
2018	10.03	0.21		0.01	0.22	(0.44)	(1.13)	(1.57)	8.68	2.28	0.39	0.00	2.42	21,748	29
2017	9.82	0.27		0.23	0.50	(0.29)	(0.00)	(0.29)	10.03	5.22	0.18	0.00	1.96	28,927	40
2016	9.79	0.25		0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34	0.16	0.00	2.61	88,818	31
Moderate Allocation Fund
2020	9.16	0.22		0.61	0.83	(0.24)	(0.32)	(0.56)	9.43	9.42	0.26	0.00	2.37	60,501	82
2019	9.92	0.23	(4)	0.02	0.25	(0.27)	(0.74)	(1.01)	9.16	3.63	0.24	0.00	2.58	54,363	57
2018	10.09	0.22		0.31	0.53	(0.24)	(0.46)	(0.70)	9.92	5.33	0.20	0.00	2.12	60,855	31
2017	9.74	0.21		0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02	0.18	0.00	1.83	80,283	39
2016	9.80	0.22		0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67	0.16	0.00	2.27	101,327	38
Balanced Allocation Fund
2020	8.52	0.19		0.68	0.87	(0.22)	(0.68)	(0.90)	8.49	10.73	0.09	0.00	2.23	148,054	60
2019	9.42	0.25		(0.23)	0.02	(0.23)	(0.69)	(0.92)	8.52	1.48	0.07	0.00	2.23	160,166	52
2018	9.66	0.18		0.61	0.79	(0.22)	(0.81)	(1.03)	9.42	8.51	0.08	0.00	1.82	180,451	29
2017	9.44	0.19		0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73	0.08	0.00	1.67	193,690	35
2016	9.80	0.18		0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70	0.07	0.00	1.87	252,982	33
Growth Allocation Fund
2020	9.34	0.19	(4)	0.86	1.05	(0.20)	(0.55)	(0.75)	9.64	11.63	0.18	0.00	2.12	89,237	58
2019	10.59	0.18	(4)	(0.40)	(0.22)	(0.24)	(0.79)	(1.03)	9.34	(0.68)	0.16	0.00	1.94	86,392	44
2018	10.24	0.17		0.99	1.16	(0.23)	(0.58)	(0.81)	10.59	11.66	0.17	0.00	1.59	82,185	32
2017	9.59	0.16		1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69	0.17	0.00	1.49	84,417	42
2016	9.85	0.15		0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67	0.16	0.00	1.51	79,852	38
Aggressive Allocation Fund
2020	8.54	0.17	(4)	0.93	1.10	(0.18)	(0.66)	(0.84)	8.80	13.29	0.14	0.00	2.03	107,910	37
2019	10.02	0.25		(0.60)	(0.35)	(0.23)	(0.90)	(1.13)	8.54	(1.77)	0.12	0.00	1.94	110,386	47
2018	10.01	0.16		1.21	1.37	(0.23)	(1.13)	(1.36)	10.02	14.51	0.13	0.00	1.47	112,003	27
2017	9.58	0.15		1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00	0.13	0.00	1.43	105,925	33
2016	9.88	0.14		0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58	0.12	0.00	1.38	123,203	33

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(4)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

18

August 31, 2020

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended as an open-end management investment company. As of August 31, 2020, the Corporation consisted of 28 portfolios, including 5 target risk diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 23 other portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Funds, based on each Fund’s total assets, is set forth below.

Fund	Equity	Fixed Income	Alternatives	Money Market Funds
Conservative Allocation Fund	10%–30%	60%–80%	0%–15%	0%–10%
Moderate Allocation Fund	30%–50%	40%–60%	0%–15%	0%–10%
Balanced Allocation Fund	50%–70%	25%–45%	0%–15%	0%–10%
Growth Allocation Fund	70%–90%	5%–25%	0%–15%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Funds’ information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

19

BMO Funds

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of their income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Funds’ risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended August 31, 2020, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 2 or Level 3 securities as of August 31, 2020.

20

Notes to Financial Statements (continued)

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,576,610	$—	$—	$2,576,610
Mutual Funds	42,805,686	—	—	42,805,686
Short-Term Investments	440,749	—	—	440,749

Total	$45,823,045	$—	$—	$45,823,045

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,328,006	$—	$—	$6,328,006
Mutual Funds	70,288,006	—	—	70,288,006
Short-Term Investments	647,639	—	—	647,639

Total	$77,263,651	$—	$—	$77,263,651

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,110,898	$—	$—	$24,110,898
Mutual Funds	220,423,519	—	—	220,423,519
Short-Term Investments	1,505,852	—	—	1,505,852

Total	$246,040,269	$—	$—	$246,040,269

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,267,486	$—	$—	$10,267,486
Mutual Funds	94,651,644	—	—	94,651,644
Short-Term Investments	755,185	—	—	755,185

Total	$105,674,315	$—	$—	$105,674,315

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,582,654	$—	$—	$14,582,654
Mutual Funds	138,035,498	—	—	138,035,498
Short-Term Investments	1,048,046	—	—	1,048,046

Total	$153,666,198	$—	$—	$153,666,198

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$3,691,990	$2,465,164	$500,150	$950,509
Institutional class of shares	187,230	117,705	4,065,438	3,116,147
Retirement class R-3 of shares	35,092	121,181	1,524,501	1,154,804
Retirement class R-6 of shares	14,752,761	10,129,724	14,075,211	16,184,913

Net proceeds from sale of shares	18,667,073	12,833,774	20,165,300	21,406,373
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	588,913	1,832,308	210,809	498,960
Institutional class of shares	29,294	80,131	344,633	652,822
Retirement class R-3 of shares	34,543	138,410	410,410	807,355
Retirement class R-6 of shares	1,456,744	3,516,104	3,427,730	6,601,234

Net proceeds from shares issued:	2,109,494	5,566,953	4,393,582	8,560,371
Cost of shares redeemed:
Investor class of shares	(3,925,708)	(5,875,859)	(797,952)	(4,670,009)
Institutional class of shares	(370,331)	(995,816)	(5,029,742)	(2,215,134)
Retirement class R-3 of shares	(154,787)	(478,752)	(1,414,577)	(2,437,709)
Retirement class R-6 of shares	(8,678,466)	(7,260,317)	(12,983,885)	(23,654,492)

Net cost of shares redeemed	(13,129,292)	(14,610,744)	(20,226,156)	(32,977,344)

Net change resulting from fund share transactions in dollars	$7,647,275	$3,789,983	$4,332,726	$(3,010,600)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	494,712	324,199	55,712	105,457
Institutional class of shares	24,097	15,097	448,767	335,532
Retirement class R-3 of shares	4,565	15,349	170,674	125,926
Retirement class R-6 of shares	1,976,871	1,296,852	1,569,198	1,750,383

Net sale of shares	2,500,245	1,651,497	2,244,351	2,317,298
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	79,475	260,642	23,687	60,701
Institutional class of shares	3,780	10,947	38,636	79,419
Retirement class R-3 of shares	4,557	19,250	46,010	97,980
Retirement class R-6 of shares	195,274	498,738	383,844	803,070

Net shares issued	283,086	789,577	492,177	1,041,170
Shares redeemed:
Investor class of shares	(553,198)	(765,774)	(89,073)	(502,486)
Institutional class of shares	(46,996)	(113,856)	(573,983)	(243,374)
Retirement class R-3 of shares	(20,273)	(62,442)	(158,332)	(277,395)
Retirement class R-6 of shares	(1,151,052)	(942,390)	(1,473,977)	(2,750,279)

Net shares redeemed	(1,771,519)	(1,884,462)	(2,295,365)	(3,773,534)

Net change resulting from fund share transactions in shares	1,011,812	556,612	441,163	(415,066)

21

BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$2,681,563	$6,856,544	$587,449	$1,098,046	$1,171,984	$2,496,835
Institutional class of shares	4,954,522	15,613,631	608,146	7,043,334	1,530,717	1,002,999
Retirement class R-3 of shares	958,720	933,516	1,104,359	1,187,845	2,223,695	1,551,068
Retirement class R-6 of shares	29,158,137	30,809,534	21,114,880	17,121,160	21,246,584	21,709,479

Net proceeds from sale of shares	37,752,942	54,213,225	23,414,834	26,450,385	26,172,980	26,760,381
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	6,302,490	8,958,651	472,835	690,675	2,241,641	3,107,692
Institutional class of shares	3,899,114	3,335,219	1,063,122	1,735,406	1,042,965	1,541,575
Retirement class R-3 of shares	1,386,719	1,767,800	642,787	976,684	1,537,576	1,805,967
Retirement class R-6 of shares	15,963,209	17,482,927	7,071,756	8,566,608	10,584,450	13,423,510

Net proceeds from shares issued:	27,551,532	31,544,597	9,250,500	11,969,373	15,406,632	19,878,744
Cost of shares redeemed:
Investor class of shares	(23,266,254)	(43,512,389)	(4,646,220)	(8,973,691)	(9,445,777)	(12,956,666)
Institutional class of shares	(8,696,477)	(26,307,153)	(9,321,898)	(4,945,775)	(5,357,121)	(4,555,850)
Retirement class R-3 of shares	(1,378,077)	(6,503,889)	(800,060)	(7,834,425)	(2,199,831)	(2,002,966)
Retirement class R-6 of shares	(54,768,912)	(53,453,428)	(27,214,155)	(12,599,323)	(36,417,896)	(21,302,598)

Net cost of shares redeemed	(88,109,720)	(129,776,859)	(41,982,333)	(34,353,214)	(53,420,625)	(40,818,080)

Net change resulting from fund share transactions in dollars	$(22,805,246)	$(44,019,037)	$(9,316,999)	$4,066,544	$(11,841,013)	$5,821,045

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	334,855	817,103	63,136	116,942	151,410	300,242
Institutional class of shares	619,828	1,817,532	69,008	676,329	194,372	118,215
Retirement class R-3 of shares	117,220	109,123	122,202	126,403	270,061	179,397
Retirement class R-6 of shares	3,578,601	3,504,426	2,308,626	1,785,288	2,551,538	2,442,138

Net sale of shares	4,650,504	6,248,184	2,562,972	2,704,962	3,167,381	3,039,992
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	780,011	1,185,007	50,952	84,023	264,033	418,826
Institutional class of shares	483,162	441,166	114,808	211,635	123,137	208,040
Retirement class R-3 of shares	171,199	233,219	69,117	118,530	181,532	243,720
Retirement class R-6 of shares	1,973,203	2,312,557	761,222	1,043,437	1,246,696	1,811,540

Net shares issued	3,407,575	4,171,949	996,099	1,457,625	1,815,398	2,682,126
Shares redeemed:
Investor class of shares	(2,882,169)	(5,090,096)	(503,576)	(882,257)	(1,126,053)	(1,422,575)
Institutional class of shares	(1,083,302)	(2,932,262)	(1,081,783)	(532,221)	(647,510)	(493,342)
Retirement class R-3 of shares	(173,567)	(780,552)	(89,998)	(792,576)	(263,860)	(229,147)
Retirement class R-6 of shares	(6,926,412)	(6,163,445)	(3,064,220)	(1,340,347)	(4,462,259)	(2,502,659)

Net shares redeemed	(11,065,450)	(14,966,355)	(4,739,577)	(3,547,401)	(6,499,682)	(4,647,723)

Net change resulting from fund share transactions in shares	(3,007,371)	(4,546,222)	(1,180,506)	615,186	(1,516,903)	1,074,395

22

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the funds. Certain Officers and Directors are also employees of the Adviser.

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2021. This agreement may not be terminated prior to December 31, 2021 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
Conservative Allocation Fund	0.33%	0.08%	0.58%	(0.07)%
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)
Growth Allocation Fund	0.30	0.05	0.55	(0.10)
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)

(1)

As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended August 31, 2020, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
Conservative Allocation Fund	$15,758	$708	$885
Moderate Allocation Fund	5,077	9,637	10,793
Balanced Allocation Fund	79,490	54,945	20,834
Growth Allocation Fund	5,739	14,759	12,865
Aggressive Allocation Fund	30,084	14,843	25,188

Custodian Fees—BMO Harris Bank N.A. (“BMO”) was the Funds’ custodian through October 10, 2019. BMO received fees of 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO, and 0.0025% on all assets in excess of $10 billion. On October 10, 2019 custody services transferred to State Street Bank and Trust.

23

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Funds at year-end are noted in the Funds’ Schedules of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at year-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2020 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of year-end. Please refer to the Schedules of Investments for which class each Fund’s underlying affiliated issuer represents.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
Large-Cap Funds — 5.2%
BMO Low Volatility Equity Fund	$475,209	$223,962	$87,678	$(23,541)	$(2,999)	$584,953	$9,220	$9,490
BMO Dividend Income Fund	292,539	193,130	116,678	3,841	(8,149)	364,683	7,775	430
BMO Large-Cap Value Fund	872,627	577,706	731,185	(12,420)	48,728	755,456	17,081	—
BMO Large-Cap Growth Fund	743,735	395,561	636,720	88,722	78,011	669,309	7,039	34,336

						2,374,401
Mid-Cap Funds — 0.7%
BMO Mid-Cap Growth Fund	137,532	81,222	61,326	13,974	(1,894)	169,508	—	16,056
BMO Mid-Cap Value Fund	138,801	92,346	45,307	(7,979)	(3,959)	173,902	2,310	11

						343,410
Small-Cap Funds — 0.9%
BMO Small-Cap Growth Fund	209,043	118,669	88,955	24,373	(3,614)	259,516	—	3,740
BMO Small-Cap Value Fund	119,570	89,051	49,234	(1,233)	(8,020)	150,134	1,045	508

						409,650
International Funds — 2.4%
BMO LGM Emerging Markets Equity Fund	234,221	124,391	79,312	13,794	(4,760)	288,334	3,957	1,274
BMO Pyrford International Stock Fund	364,133	330,938	223,455	20,644	7,222	499,482	8,707	—
BMO Disciplined International Equity Fund	397,559	283,978	335,710	(8,170)	(10,825)	326,832	13,987	—

						1,114,648
Fixed Income Funds — 23.5%
BMO Core Plus Bond Fund	7,645,843	6,016,720	4,015,704	221,815	68,688	9,937,362	257,761	—
BMO Corporate Income Fund	—	892,609	3,461	17,083	70	906,301	4,763	—

						10,843,663

Alternative Funds — 0.0%
BMO Alternative Strategies Fund	3,922,099	1,865,501	5,254,213	197,614	(731,001)	—	22,237	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	290,913	19,725,652	19,575,755	(125)	64	440,749	4,881	—

Totals	$15,843,824	$31,011,436	$31,304,693	$548,392	$(572,438)	$15,526,521	$360,763	$65,845

24

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Moderate Allocation Fund
Large-Cap Funds — 10.2%
BMO Low Volatility Equity Fund	$1,762,692	$1,724,570	$1,504,374	$(170,626)	$106,909	$1,919,171	$33,145	$35,152
BMO Dividend Income Fund	1,085,928	521,318	399,218	13,518	(14,067)	1,207,479	28,450	1,593
BMO Large-Cap Value Fund	3,248,906	1,951,654	2,746,447	17,813	82,747	2,554,673	63,992	—
BMO Large-Cap Growth Fund	2,775,255	2,348,216	3,447,382	242,058	332,332	2,250,479	26,167	127,639

						7,931,802
Mid-Cap Funds — 1.5%
BMO Mid-Cap Growth Fund	513,703	265,414	256,351	44,707	(956)	566,517	—	59,767
BMO Mid-Cap Value Fund	516,503	269,085	180,591	(16,103)	(15,128)	573,766	8,597	40

						1,140,283
Small-Cap Funds — 1.7%
BMO Small-Cap Growth Fund	791,550	380,657	428,559	96,833	9,773	850,254	—	13,925
BMO Small-Cap Value Fund	442,812	305,078	237,882	3,500	(29,290)	484,218	3,856	1,875

						1,334,472
International Funds — 4.7%
BMO LGM Emerging Markets Equity Fund	861,314	211,683	170,118	43,126	(14,951)	931,054	14,571	4,692
BMO Pyrford International Stock Fund	1,348,953	981,108	774,334	54,710	51,676	1,662,113	32,127	—
BMO Disciplined International Equity Fund	1,470,274	518,862	835,640	(28,535)	(31,572)	1,093,389	51,624	—

						3,686,556
Fixed Income Funds — 19.8%
BMO Core Plus Bond Fund	10,686,927	6,336,566	3,529,885	434,629	3,355	13,931,592	371,243	—
BMO Corporate Income Fund	—	1,513,952	33,774	28,463	1,075	1,509,716	8,033	—

						15,441,308

Alternative Funds — 0.0%
BMO Alternative Strategies Fund	6,006,630	2,128,794	7,366,772	344,002	(1,112,654)	—	34,711	—

Short-Term Investment — 0.8%
BMO Institutional Prime Money Market Fund	696,506	34,818,549	34,866,823	(228)	(365)	647,639	9,411	—

Totals	$32,207,953	$54,275,506	$56,778,150	$1,107,867	$(631,116)	$30,182,060	$685,927	$244,683

25

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
Large-Cap Funds — 15.1%
BMO Low Volatility Equity Fund	$9,840,258	$2,773,603	$3,109,040	$(634,241)	$252,774	$9,123,354	$168,722	$190,301
BMO Dividend Income Fund	6,050,960	913,164	1,317,329	(169,186)	174,481	5,652,090	143,703	8,621
BMO Large-Cap Value Fund	18,143,713	4,929,089	11,845,667	(227,563)	872,368	11,871,940	323,609	—
BMO Large-Cap Growth Fund	15,513,513	4,754,449	12,240,051	640,774	2,115,677	10,784,362	141,661	690,994

						37,431,746
Mid-Cap Funds — 2.2%
BMO Mid-Cap Growth Fund	2,886,233	561,067	941,520	55,825	124,998	2,686,603	—	323,763
BMO Mid-Cap Value Fund	2,901,971	762,859	885,222	(235,866)	125,131	2,668,873	46,563	214

						5,355,476
Small-Cap Funds — 2.6%
BMO Small-Cap Growth Fund	4,414,268	778,363	1,547,728	352,476	108,295	4,105,674	—	75,226
BMO Small-Cap Value Fund	2,482,108	825,200	861,784	13,546	(138,045)	2,321,025	20,790	10,107

						6,426,699
International Funds — 6.7%
BMO LGM Emerging Markets Equity Fund	4,812,244	489,259	1,070,236	34,324	74,576	4,340,167	78,945	25,419
BMO Pyrford International Stock Fund	7,536,704	4,038,191	4,844,647	(218,789)	601,513	7,112,972	174,341	—
BMO Disciplined International Equity Fund	8,214,534	2,577,043	5,450,290	(43,266)	(219,774)	5,078,247	280,378	—

						16,531,386
Fixed Income Funds — 13.2%
BMO Core Plus Bond Fund	23,835,921	12,840,265	14,460,454	274,545	520,321	23,010,598	737,109	—
BMO Corporate Income Fund	—	9,456,414	—	181,726	—	9,638,140	50,619	—

						32,648,738

Alternative Funds — 0.0%
BMO Alternative Strategies Fund	19,017,134	3,061,313	19,922,927	1,053,399	(3,208,919)	—	107,438	—

Short-Term Investment — 0.6%
BMO Institutional Prime Money Market Fund	2,721,496	76,697,375	77,910,959	(725)	(1,335)	1,505,852	30,688	—

Totals	$128,371,057	$125,457,654	$156,407,854	$1,076,979	$1,402,061	$99,899,897	$2,304,566	$1,324,645

26

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Growth Allocation Fund
Large-Cap Funds — 20.0%
BMO Low Volatility Equity Fund	$5,418,771	$2,193,210	$2,227,366	$(270,724)	$4,774	$5,118,665	$95,287	$110,393
BMO Dividend Income Fund	3,330,821	634,670	761,483	5,120	(22,404)	3,186,724	80,888	5,003
BMO Large-Cap Value Fund	9,987,271	3,013,980	6,574,623	117,635	160,969	6,705,232	181,722	—
BMO Large-Cap Growth Fund	8,540,272	2,509,299	6,364,777	597,852	905,788	6,188,434	82,160	400,758

						21,199,055
Mid-Cap Funds — 2.9%
BMO Mid-Cap Growth Fund	1,584,650	282,698	390,877	60,719	20,315	1,557,505	—	188,035
BMO Mid-Cap Value Fund	1,593,287	376,251	394,520	(99,244)	1,593	1,477,367	27,043	124

						3,034,872
Small-Cap Funds — 3.4%
BMO Small-Cap Growth Fund	2,425,688	332,862	692,979	232,211	856	2,298,638	—	43,717
BMO Small-Cap Value Fund	1,372,534	379,759	328,839	20,794	(93,660)	1,350,588	12,060	5,863

						3,649,226
International Funds — 8.7%
BMO LGM Emerging Markets Equity Fund	2,668,786	296,689	545,509	96,556	(49,407)	2,467,115	45,718	14,721
BMO Pyrford International Stock Fund	4,148,947	2,408,086	2,758,864	(85,689)	284,933	3,997,413	101,303	—
BMO Disciplined International Equity Fund	4,519,910	1,139,822	2,678,571	(82,500)	(105,459)	2,793,202	162,863	—

						9,257,730
Fixed Income Funds — 7.3%
BMO Core Plus Bond Fund	3,201,664	660,155	1,112,475	59,914	31,922	2,841,180	96,625	—
BMO Corporate Income Fund	—	4,929,501	236,900	269,750	(3,212)	4,959,139	53,407	—

						7,800,319

Alternative Funds — 0.0%
BMO Alternative Strategies Fund	6,309,807	1,214,185	6,762,366	363,149	(1,124,775)	—	37,708	—

Short-Term Investment — 0.7%
BMO Institutional Prime Money Market Fund	1,152,517	36,003,224	36,400,068	(356)	(132)	755,185	13,162	—

Totals	$56,254,925	$56,374,391	$68,230,217	$1,285,187	$12,101	$45,696,387	$989,946	$768,614

Aggressive Allocation Fund
Large-Cap Funds — 23.2%
BMO Low Volatility Equity Fund	$9,429,318	$1,260,456	$2,090,879	$(640,766)	$232,529	$8,190,658	$158,330	$184,978
BMO Dividend Income Fund	5,764,728	713,552	1,024,377	(16,130)	9,199	5,446,972	135,272	8,333
BMO Large-Cap Value Fund	17,286,092	3,970,761	10,366,314	49,790	494,969	11,435,298	304,902	—
BMO Large-Cap Growth Fund	14,758,236	3,219,311	10,068,267	907,534	1,721,395	10,538,209	137,533	670,856

						35,611,137
Mid-Cap Funds — 3.5%
BMO Mid-Cap Growth Fund	2,736,158	460,789	593,678	112,375	45,023	2,760,667	—	317,000
BMO Mid-Cap Value Fund	2,761,184	385,884	332,006	(203,411)	18,542	2,630,193	45,436	209

						5,390,860
Small-Cap Funds — 4.1%
BMO Small-Cap Growth Fund	4,170,031	370,611	890,771	344,067	30,668	4,024,606	—	72,934
BMO Small-Cap Value Fund	2,345,901	571,661	500,193	(35,059)	(101,596)	2,280,714	20,373	9,904

						6,305,320
International Funds — 10.4%
BMO LGM Emerging Markets Equity Fund	4,612,374	510,585	776,789	167,905	(52,171)	4,461,904	76,212	24,539
BMO Pyrford International Stock Fund	7,216,629	3,574,730	4,546,239	(213,278)	538,021	6,569,863	168,466	—
BMO Disciplined International Equity Fund	7,859,748	2,065,984	4,641,213	(144,176)	(103,413)	5,036,930	270,523	—

						16,068,697

Alternative Funds — 0.0%
BMO Alternative Strategies Fund	808,700	75,318	796,008	44,545	(132,555)	—	4,683	—

Short-Term Investment — 0.7%
BMO Institutional Prime Money Market Fund	1,351,802	54,108,213	54,411,977	79	(71)	1,048,046	18,617	—

Totals	$81,100,901	$71,287,855	$91,038,711	$373,475	$2,700,540	$64,424,060	$1,340,347	$1,288,753

27

BMO Funds

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the interfund lending program, borrowing from the BMO Government Money Market Fund during the year ended August 31, 2020, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Conservative Allocation Fund	$5,995	1.329%
Moderate Allocation Fund	12,828	2.049
Balanced Allocation Fund	39,339	1.996
Growth Allocation Fund	21,255	1.968
Aggressive Allocation Fund	35,555	2.241

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank, expiring on October 15, 2020 and renewing on that same day with a new expiraton date of October 14, 2021. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the year ended August 31, 2020.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2020 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation Fund	$37,304,283	$30,498,857	$—	$—
Moderate Allocation Fund	60,951,718	59,307,221	—	—
Balanced Allocation Fund	149,853,332	191,202,112	—	—
Growth Allocation Fund	62,165,355	76,503,172	—	—
Aggressive Allocation Fund	55,267,790	76,115,211	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, and premium amortization.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

28

Notes to Financial Statements (continued)

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds has no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended August 31, 2020. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Conservative Allocation Fund	$40,186,959	$5,639,353	$(3,267)	$5,636,086
Moderate Allocation Fund	63,910,257	13,366,259	(12,866)	13,353,393
Balanced Allocation Fund	180,456,040	65,685,731	(101,502)	65,584,229
Growth Allocation Fund	73,441,714	32,328,160	(95,559)	32,232,601
Aggressive Allocation Fund	98,227,339	55,692,057	(253,198)	55,438,859

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2020 and August 31, 2019, were as follows:

	2020		2019
Fund	Ordinary Income(1)	Long-Term Capital Gains	Ordinary Income(1)	Long-Term Capital Gains
Conservative Allocation Fund	$1,163,821	$945,673	$1,102,589	$4,464,364
Moderate Allocation Fund	1,916,162	2,503,433	2,532,120	6,028,252
Balanced Allocation Fund	7,623,682	19,980,823	8,637,637	22,915,506
Growth Allocation Fund	2,699,575	6,550,925	3,086,814	8,882,560
Aggressive Allocation Fund	3,521,173	11,892,172	4,733,699	15,154,046

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2020, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
Conservative Allocation Fund	$609,056	$—	$628,269	$—	$—	$5,636,086
Moderate Allocation Fund	887,677	—	2,753,514	—	—	13,353,393
Balanced Allocation Fund	2,167,036	—	16,489,559	—	—	65,584,229
Growth Allocation Fund	706,232	—	6,004,648	—	—	32,232,601
Aggressive Allocation Fund	620,249	—	11,681,098	—	—	55,438,859

As of August 31, 2020, the following funds had post-October losses, which are deferred until fiscal year 2021 for tax purposes, of:

Fund	Short-Term	Long-Term
Aggressive Allocation Fund	$788,587	$—
Growth Allocation Fund	846,884	—

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

9.	Impacts of COVID-19

The COVID-19 outbreak, first detected in December 2019 and declared a pandemic by the World Health Organization in March 2020, has resulted in significant disruptions to global business activity and the global economy. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic has caused substantial market volatility and may adversely affect the value and liquidity of the Funds’ investments, negatively impact the Funds’ performance, and cause disruptions to the Funds’ service providers.

29

BMO Funds

10.	Shareholder Tax Information (unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2020, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

Conservative Allocation Fund	8.23%
Moderate Allocation Fund	16.83
Balanced Allocation Fund	25.27
Growth Allocation Fund	35.84
Aggressive Allocation Fund	43.67

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2020, the percentages that are designated as qualified dividend income were as follows:

Conservative Allocation Fund	10.56%
Moderate Allocation Fund	22.13
Balanced Allocation Fund	34.98
Growth Allocation Fund	49.09
Aggressive Allocation Fund	62.28

For Federal tax purposes, for the year ended August 31, 2020, the following Funds designate long-term capital gains, or the amounts determined to be necessary, of:

Conservative Allocation Fund	$945,673
Moderate Allocation Fund	2,503,433
Balanced Allocation Fund	19,980,823
Growth Allocation Fund	6,550,925
Aggressive Allocation Fund	11,892,172

For Federal tax purposes, for the year ended August 31, 2020, the following Funds designate qualified short-term capital gains, or the amounts determined to be necessary, of:

Conservative Allocation Fund	$105,555
Moderate Allocation Fund	56,195
Balanced Allocation Fund	1,072,338
Growth Allocation Fund	253,845
Aggressive Allocation Fund	329,724

30

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO Conservative Allocation Fund, BMO Moderate Allocation Fund, BMO Balanced Allocation Fund, BMO Growth Allocation Fund, and BMO Aggressive Allocation Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments, as of August 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and transfer agents or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 27, 2020

31

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of September 1, 2020. The address of each Director is c/o BMO Funds, 790 North Water Street, 11th Floor, Milwaukee, Wisconsin 53202. There are currently 29 separate portfolios or funds in the BMO Funds complex, of which 28 are registered as BMO Funds, Inc. and one is registered as BMO LGM Frontier Markets Equity Fund with the Securities and Exchange Commission. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Marie-Renée Bakker Age: 63	Independent Director	Since September 2020	Director, National Green Fund (a Dutch “green” investment fund) since 2016; previously, Senior Finance Manager at the World Bank Group (financial institution), 2005–2019.	29	None

Ridge A. Braunschweig Age: 67	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012.	29	None

Teresa V. Jankovic Age: 65	Independent Director	Since September 2020	Founder and Independent Consultant, The Independent Consultant, LLC (a financial services consulting firm), since 2016; Managing Director, Bank of New York Mellon, from 2011 to 2016.	29	None

John A. Lubs Age: 72	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	29	None

Vincent P. Lyles Age: 59	Independent Director	Since September 2017	Vice President of Community Relations, Advocate Aurora Health Care, since 2019; President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, from 2012 to 2018.	29	None

Barbara J. Pope Age: 72	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse.	29	None

* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

32

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John M. Blaser** Age: 63	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012.	29	None

Daniela O’Leary-Gill** Age: 55	Director	Since August 2018	Retired; formerly, Chief Operating Officer of BMO Financial Group, from 2018 to 2020; Director of the Adviser from 2018 to 2020; Head, Communications, Government & Investor Relations from 2016 to 2018; Head, AML Program Oversight from 2014 to 2016.	29	None

* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the Adviser. Ms. O’Leary-Gill is an “interested person” of the Corporation due to the positions that she held with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brett Black Age: 48	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; since November 2017	Vice President and Chief Compliance Officer of BMO Harris Bank, since 2017; Assistant Vice President, Deputy Chief Compliance Officer, since 2014; Senior Compliance Officer of BMO Harris Bank, since 2012.

Timothy M. Bonin Age: 47	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.

Michael J. Murphy Age: 41	Secretary	Elected by the Board annually; since May 2016	Senior Counsel and Vice President of BMO Harris Bank N.A., since 2014; Associate, Vedder Price P.C., 2010 to 2014.

33

Results of Special Meeting of Shareholders (Unaudited)

A special meeting of shareholders of BMO Funds, Inc. was held on July 10, 2020. The matter voted on by the shareholders of record as of May 14, 2020 and the results of the vote at the shareholder meeting were as follows:

To elect eight directors to the Corporation’s Board of Directors	Votes For	Votes Withheld
Marie-Renée Bakker	3,599,681,878.098	4,624,523.218
John M. Blaser	3,592,855,038.019	11,451,363.297
Ridge A. Braunschweig	3,582,755,431.607	21,550,969.709
Teresa V. Jankovic	3,600,647,931.143	3,658,470.173
John A. Lubs	3,571,368,532.405	32,937,868.911
Vincent P. Lyles	3,582,955,899.533	21,350,501.783
Daniela O’Leary-Gill	3,591,151,091.170	13,155,310.146
Barbara J. Pope	3,502,276,106.928	102,030,294.388

The approval by shareholders of the proposal resulted in the election to the Board of Directors of Ms. Bakker and Ms. Jankovic effective September 1, 2020. Each other Director continued in office following the meeting.

34

Discussion of the Operation and Effectiveness of the Funds’ Liquidity Risk Management Program (Unaudited)

As required by Rule 22e-4 (the “Liquidity Rule”) adopted by the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), the Board of Directors (the “Board”) of BMO Funds, Inc., (the “Company”), approved the Liquidity Risk Management Program (the “Program”) with respect to the Funds to facilitate compliance with all requirements of the Liquidity Rule and to protect shareholders from dilution of their interests.

The Program is administered by the Liquidity Risk Management Committee (the “Committee”), which is comprised of the Chief Compliance Officer, the Chief Financial Officer, and the Secretary of the Funds. At least annually, as required by the Liquidity Rule, the Board reviews a report prepared by the Committee on the adequacy and effectiveness of the Program and, if applicable, any material changes to the Program.

On May 13, 2020, during a regularly scheduled meeting of the Board, the Committee provided the Board with a written report addressing the Program’s adequacy and effectiveness for the period December 1, 2018 to December 31, 2019 (the “Review Period”). The Committee concluded that the Program, as adopted and implemented, is reasonably designed to assess and manage each Fund’s liquidity risk.

The Committee assesses, manages, and at least monthly reviews each Fund’s liquidity risk. In assessing, managing, and reviewing a Fund’s liquidity risk, the Committee considers, as applicable, the following factors: (i) a Fund’s investment strategy, (ii) the liquidity of a Fund’s portfolio investments, (iii) a Fund’s holdings of cash and cash equivalents and borrowing arrangements, and (iv) a Fund’s short-term and long-term cash flow projections.

The Committee classifies each Fund’s portfolio investments as highly liquid, moderately liquid, less liquid, or illiquid. The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Committee makes its determination by considering relevant market and trading data provided by a third-party vendor, investment-specific considerations, and, when appropriate, input from the Funds’ portfolio managers. During the Review Period, the Committee concluded that each Fund primarily held assets that are highly liquid. Accordingly, the Committee concluded that each Fund was able to rely on the exclusion in the Liquidity Rule from the requirements related to highly liquid investment minimums.

The Committee also monitors each Fund’s compliance with the Liquidity Rule’s limit on a Fund’s investments in illiquid investments of no more than 15% of its net assets. The Committee reported that, during the Review Period, no Fund exceeded the 15% limit on illiquid investments, and as such, the Committee indicated no events occurred that would require the filing of Form N-LIQUID with the SEC.

35

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory Agreement

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), met to discuss the advisory agreement of each portfolio of the Corporation included in this shareholder report (each, a “Fund” and collectively, the “Funds”). The Board approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each Fund for an additional year ending August 31, 2021.

At Board meetings held on July 8, 2020 (“July Meeting”) and August 12, 2020 (“August Meeting”), the Board met with management of the Adviser regarding the annual approval of the continuation of the Funds’ Advisory Agreement. In connection with its consideration of the Advisory Agreement, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks, absolute performance, and comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies and procedures.

In preparation for the Board’s annual consideration of the approval of the Advisory Agreement, the Board requested and received a wide variety of information and reports concerning the Adviser (and its affiliates), including information on: (1) the nature, extent, and quality of services provided to each Fund by the Adviser (and its affiliates); (2) the investment performance of each Fund as compared to a group of comparable funds; (3) the expense ratios of each Fund as compared to a group of comparable funds; (4) profitability information for the Adviser; and (5) the Adviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser and its affiliates as a result of their relationships with the Funds.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings and took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of the Advisory Agreement. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of the services provided by the Adviser to the Funds, the Board reviewed information describing the financial strength, experience, resources and key personnel of the Adviser, including the personnel who provide investment management services to the Funds. The Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the underlying funds; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to each Fund by the Adviser are expected to be satisfactory.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Board noted the performance of each Fund relative to its Lipper Inc. (“Lipper”) peer universe. The Directors also considered performance information for each Fund relative to its benchmark and its Morningstar, Inc. (“Morningstar”) ratings.

With respect to each Fund’s performance as compared to its Lipper peer universe (“peer group”), the Board reviewed each Fund’s performance percentile rankings over the year-to-date and one-, three-, and five-year trailing periods through May 31, 2020, as provided by the Adviser. The Board also reviewed each Fund’s performance relative to its respective benchmark over various trailing periods ended May 31, 2020. The Board considered that each Fund ranked in one of the top two quartiles for performance as compared to its peer group in at least half of the periods reviewed, except for the following Funds.

36

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited) (continued)

With respect to the BMO Balanced Allocation Fund, the Board considered that the Fund’s year-to-date performance was in the second quartile of its peer group, while its one-, three-, and five-year performance was in the third quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, and five-year periods. The Board noted that the Fund was ranked three stars by Morningstar (except for Class R3 shares of the Fund which were ranked two stars). The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to due to higher international stock exposure as compared to its peer group.

With respect to the BMO Growth Allocation Fund, the Board considered that the Fund’s year-to-date performance was in the second quartile of its peer group, while its one-, three-, and five-year performance was in the third quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, and five-year periods. The Board noted that the Fund was ranked three stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to a slight overweight allocation to U.S. equities and an underweight allocation to fixed income.

With respect to the BMO Aggressive Allocation Fund, the Board considered that the Fund’s year-to-date performance was in the third quartile of its peer group, while its one-, three-, and five-year performance was in the fourth quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, and five-year periods. The Board noted that the Fund was ranked three stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to a slight overweight allocation to U.S. equities and an underweight allocation to fixed income.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to closely monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser

The Board considered the fees payable by each Fund under the Advisory Agreement, noting that the Funds do not pay a management fee to the Adviser.

The Board reviewed information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Lipper peer group (“Lipper peers”). The Board considered that each Fund’s net expense ratio was lower than the median of its Lipper peers for Class I, Class R3, and Class R6 shares. The Board noted that, with the exception of the BMO Growth Allocation Fund, the net expense ratios for Class Y shares of the Funds were higher than the median of its Lipper peers. The Board considered that the net expense ratios included the fees and expenses of the underlying funds in which the Funds invest. The Board also considered the size of the Funds and that economies of scale with respect to certain other expenses may not have been realized.

The Board considered and viewed favorably that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations.

The Board considered the methodology used by the Adviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the BMO Fund complex.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser would not have a profit with respect to the Funds because the Funds do not pay management fees to the Adviser.

Economies of Scale

With respect to the management fee levels for the Funds, the Board did not consider the extent to which economies of scale would be realized as the Funds grow because the Funds do not pay management fees to the Adviser.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, custody fees, and shareholder service fees. In addition, the Board considered information relating to any soft dollar arrangements in connection with equity security brokerage transactions for the underlying funds, as applicable. The Board noted that the Adviser may potentially benefit from its relationship with each Fund in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory fee was reasonable.

37

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited) (continued)

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the continuation of the Advisory Agreement is in the best interests of each Fund.

38

NOTES

39

NOTES

40

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on as an attachment to Form N-PORT. Each Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

INVESTMENT ADVISER

BMO Asset Management Corp.

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2020 BMO Financial Corp. (9/20)

Item 2. Code of Ethics.

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has four audit committee financial experts serving on its audit committee, each of whom is “independent” within the meaning of Form N-CSR: Ridge A. Braunschweig, Teresa V. Jankovic, John A. Lubs, and Barbara J. Pope. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

The aggregate fees for professional services by KPMG LLP during the fiscal year 2020 and 2019 were as follows:

(a)	Audit Fees for Registrant.

Fiscal year ended August 31, 2020	$550,100
Fiscal year ended August 31, 2019	$544,100

(b)

Audit-Related Fees for Registrant. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees”. These fees include amounts related to Form N-17f-2 filings.

Fiscal year ended August 31, 2020	$0
Fiscal year ended August 31, 2019	$5,500

(c)

Tax Fees for Registrant. These are fees for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. These fees include federal, excise and state tax reviews; performed by KPMG LLP.

Fiscal year ended August 31, 2020	$138,000
Fiscal year ended August 31, 2019	$184,080

(d)	All Other Fees.

Fiscal year ended August 31, 2020	None
Fiscal year ended August 31, 2019	None

(e)	Audit Committee’s pre-approval policies and procedures.

(1)

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2)	None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None.

(g)

During the last two fiscal years, other non-audit services rendered by the Registrant’s independent auditors to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant included the following:

Statement on Standards for Attestation Engagements No. 16 (SSAE No. 16) examinations for BMO Harris Bank N.A.

Fiscal year ended August 31, 2020	$255,000
Fiscal year ended August 31, 2019	$220,000

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Intermediate Tax-Free Fund, BMO Short Tax-Free Fund and BMO Ultra Short Tax-Free Fund are filed under this Item.

(b)	Not applicable

Intermediate Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 98.6%

Alabama — 2.3%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$309,895
4.000%, 7/1/2021	1,895,000	1,946,051
5.000%, 10/1/2020, Call 9/1/2020	230,000	230,810
Black Belt Energy Gas District:
1.015%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (1)	4,000,000	3,985,120
4.000%, 10/1/2049, Call 7/1/2026 (1)	11,500,000	13,383,700
City of Birmingham, 4.000%, 3/1/2022 (2)	1,225,000	1,240,888
Columbia Industrial Development Board, 0.200%, 12/1/2037, Call 9/1/2020 (1)	1,400,000	1,400,000
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (1)	1,400,000	1,609,496
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,891,715
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,201,040
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029	1,000,000	1,168,520
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,828,866
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,802,946
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,425,546
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,207,833

		43,632,426

Alaska — 0.4%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,153,523
5.000%, 12/1/2027, Call 6/1/2022	310,000	332,490
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,903,000
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,159,840
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	551,135
5.000%, 4/1/2031, Call 4/1/2021	150,000	154,229
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,056,924
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 9/1/2020	305,000	306,147

		7,617,288

Arizona — 2.6%
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,064,790
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (3)	1,350,000	1,345,882
3.750%, 12/15/2029, Call 12/15/2027 (3)	570,000	562,966
4.000%, 7/15/2030, Call 7/15/2028 (3)	625,000	646,650
4.000%, 7/15/2040, Call 7/15/2028 (3)	925,000	902,643
4.000%, 11/1/2045, Call 11/1/2030	1,870,000	2,146,928
4.000%, 7/15/2050, Call 7/15/2028 (3)	1,600,000	1,500,944
4.000%, 11/1/2050, Call 11/1/2030	2,000,000	2,286,660
5.000%, 3/1/2037, Call 9/1/2027 (3)	1,250,000	1,316,275
5.000%, 7/1/2039, Call 7/1/2029 (3)	780,000	824,421
5.000%, 12/15/2039, Call 12/15/2027 (3)	400,000	409,816
5.000%, 3/1/2042, Call 9/1/2027 (3)	1,000,000	1,040,690
5.000%, 7/1/2049, Call 7/1/2029 (3)	1,400,000	1,455,636
5.000%, 7/15/2049, Call 7/15/2027 (3)	3,350,000	3,485,775
5.000%, 12/15/2049, Call 12/15/2027 (3)	700,000	708,946
5.750%, 7/15/2038, Call 7/15/2026 (3)	1,750,000	1,940,557
Chandler Industrial Development Authority, 5.000%, 6/1/2049 (1)	5,000,000	5,779,400
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (2)	500,000	642,610

City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (2)	555,000	576,828
5.500%, 7/1/2036 (2)	530,000	796,791
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,569,291
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 9/1/2020	70,000	70,263
Industrial Development Authority of the City of Phoenix:
0.480%, 12/1/2035	2,500,000	2,499,800
5.000%, 7/1/2031, Call 7/1/2026 (3)	3,000,000	3,246,840
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (3)	1,000,000	1,078,040
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,306,060
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,422,603
5.000%, 7/1/2036, Call 7/1/2026	750,000	838,403
5.000%, 7/1/2039, Call 7/1/2029 (3)	1,000,000	1,082,780
5.000%, 7/1/2047, Call 7/1/2026 (3)	1,225,000	1,290,685
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,129,990
5.000%, 7/1/2024	575,000	674,021
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	120,387
Town of Marana, 5.000%, 7/1/2023	450,000	508,496
University Medical Center Corp., 5.000%, 7/1/2021	425,000	442,064
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	474,843

		48,189,774

Arkansas — 0.6%
Arkansas Development Finance Authority:
5.000%, 2/1/2021	315,000	320,399
5.000%, 2/1/2022	150,000	158,631
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	150,000	153,723
4.000%, 7/1/2025, Call 7/1/2021	335,000	343,204
Arkansas State University:
4.000%, 3/1/2021	390,000	395,905
4.000%, 3/1/2022	1,140,000	1,191,574
4.000%, 3/1/2023	985,000	1,059,781
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	415,000	418,905
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,031,460
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,101,290
Conway Health Facilities Board, 4.250%, 8/1/2021	210,000	216,367
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	975,047
5.000%, 11/1/2023, Call 11/1/2022	860,000	925,953
University of Arkansas:
5.000%, 12/1/2021	300,000	318,162
5.000%, 12/1/2022	520,000	575,562
5.000%, 12/1/2023, Call 12/1/2022	500,000	549,975
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,159,230

		10,895,168

California — 6.1%
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,275,125
Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,489,836
Bay Area Toll Authority, 1.410%, (SIFMA Municipal Swap Index Yield), 4/1/2036, Call 10/1/2026 (1)	5,000,000	4,993,750
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	498,613
0.000%, 8/1/2031	615,000	509,694
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	986,088
Burbank Unified School District, 4.340%, 8/1/2031, Call 2/1/2025 (2)	1,325,000	1,358,854
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,197,880
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,138,930

California Infrastructure & Economic Development Bank, 0.496%, (LIBOR 1 Month), 8/1/2047, Call 2/1/2021 (1)	2,500,000	2,490,950
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,735,335
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,066,530
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	892,687
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,196,902
City of Los Angeles Department of Airports, 4.000%, 5/15/2050, Call 5/15/2030	2,000,000	2,242,800
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	600,000
County of San Joaquin, 5.000%, 4/1/2022	350,000	375,225
Duarte Unified School District, 5.125%, 8/1/2026 (2)	585,000	736,117
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	479,164
5.000%, 10/1/2022	580,000	638,481
5.000%, 10/1/2023	800,000	918,768
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	703,025
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (2)	1,250,000	1,478,900
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	400,402
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,207,880
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	427,321
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,358,440
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,236,790
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,222,340
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	432,224
5.000%, 6/1/2023	400,000	449,916
5.000%, 6/1/2024	775,000	905,665
5.000%, 6/1/2025	425,000	514,089
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	294,664
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,133,600
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	129,722
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	375,000
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	272,046
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,055,830
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,839,810
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	700,581
5.000%, 8/1/2025, Call 8/1/2023	760,000	858,070
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (2)	165,000	215,929
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	557,124
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	865,458
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (2)	300,000	380,958
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,193,360
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	519,435
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,322,455
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	500,000
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (4)	1,000,000	1,170,310
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,987,727
Northern California Gas Authority No. 1, 0.918%, (LIBOR 3 Month), 7/1/2027 (1)	1,755,000	1,728,973
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	539,895
5.000%, 7/1/2032, Call 7/1/2022	700,000	746,557
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	581,457
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,781,520
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	302,554
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	283,105
5.000%, 12/1/2028, Call 12/1/2025	425,000	509,630
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,186,770
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,358,640

San Francisco City & County Airport Comm-San Francisco International Airport:
4.000%, 5/1/2050, Call 5/1/2029	2,700,000	3,023,244
5.000%, 5/1/2024, Call 5/1/2021	745,000	768,654
5.000%, 5/1/2024, Call 5/1/2021	295,000	303,685
5.000%, 5/1/2045, Call 5/1/2029	13,500,000	16,367,670
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,570,966
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,397,885
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2021	490,000	488,197
0.000%, 6/15/2022	505,000	500,076
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	497,725
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	341,998
0.000%, 8/1/2031	470,000	399,345
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,146,350
6.000%, 3/1/2033, Call 9/1/2020	520,000	523,104
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,388,758
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,536,179
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,104,900
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	298,273
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,069,800
Western Placer Unified School District:
2.000%, 6/1/2025, Call 6/1/2023	1,000,000	1,032,170
2.000%, 6/1/2025, Call 6/1/2023	5,000,000	5,138,800
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,239,215
Windsor Unified School District, AGM:
0.000%, 8/1/2023	240,000	235,154
0.000%, 8/1/2024, Call 8/1/2023	330,000	308,065
0.000%, 8/1/2025, Call 8/1/2023	270,000	239,698
0.000%, 8/1/2026, Call 8/1/2023	330,000	277,520
0.000%, 8/1/2028, Call 8/1/2023	420,000	316,331

		114,063,663
Colorado — 3.1%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	597,135
5.000%, 12/1/2026, Call 12/1/2024	355,000	424,793
5.000%, 12/1/2027, Call 12/1/2024	500,000	597,365
Arkansas River Power Authority, 5.000%, 10/1/2038, Call 10/1/2028	2,250,000	2,510,505
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,557,120
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	528,190
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,175,126
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,581,550
Colorado Bridge Enterprise:
4.000%, 12/31/2028, Call 12/31/2027	2,760,000	3,249,348
4.000%, 6/30/2029, Call 12/31/2027	4,525,000	5,313,119
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	561,268
5.000%, 9/1/2020 (2)	1,060,000	1,060,000
5.000%, 9/1/2021 (2)	865,000	899,773
Colorado Health Facilities Authority:
4.000%, 11/15/2043, Call 11/15/2029	1,000,000	1,144,130
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,218,460
4.000%, 9/1/2045, Call 9/1/2030	1,000,000	1,098,530
4.000%, 8/1/2049, Call 8/1/2029	2,265,000	2,497,027
4.000%, 9/1/2050, Call 9/1/2030	1,500,000	1,636,830
5.000%, 2/1/2021	475,000	479,783
5.000%, 9/1/2022	750,000	808,057
5.000%, 12/1/2023	215,000	233,056
5.000%, 2/1/2024	420,000	450,866
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,296,650
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	794,444
5.000%, 12/1/2021	725,000	768,891

5.000%, 12/1/2022	1,185,000	1,309,354
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	480,510
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,661,355
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,259,484
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,075,060
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,150,762

		57,418,541
Connecticut — 2.2%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	335,566
5.000%, 8/1/2023	1,765,000	1,962,857
5.000%, 2/1/2024	650,000	733,616
5.000%, 8/1/2024	1,000,000	1,146,430
5.000%, 8/1/2039, Call 8/1/2029	3,000,000	3,675,420
Connecticut Housing Finance Authority:
3.500%, 11/15/2045, Call 5/15/2029	2,500,000	2,796,850
3.600%, 11/15/2030, Call 11/15/2024	305,000	328,378
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2038, Call 7/1/2029	5,430,000	5,998,195
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,265,800
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,634,875
5.000%, 4/15/2028	1,250,000	1,613,175
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,498,887
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,658,200
5.000%, 1/15/2040, Call 1/15/2030	4,000,000	5,051,560
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,369,700
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,826,320
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,846,657

		41,742,486
Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,251,669
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	523,845
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,030,110
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,658,115

		7,463,739
District of Columbia — 1.0%
District of Columbia:
4.000%, 7/1/2044, Call 7/1/2029	3,480,000	3,738,216
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,962,204
5.000%, 6/1/2036, Call 6/1/2026	1,115,000	1,247,507
5.000%, 12/1/2036, Call 12/1/2021	165,000	174,796
5.000%, 12/1/2036, Call 12/1/2021	335,000	352,453
5.000%, 6/1/2046, Call 6/1/2026	1,385,000	1,517,586
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.000%, 10/1/2049, Call 10/1/2029	1,000,000	1,098,850
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,660,590
Washington Metropolitan Area Transit Authority, 4.000%, 7/15/2040, Call 7/15/2030	6,370,000	7,588,454

		19,340,656
Florida — 5.0%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,435,600
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,171,561
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,882,702
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,053,690
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,023,360
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,698,200
City of North Port, BAM, 5.000%, 7/1/2022	200,000	217,146
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,712,922

City of Sunrise, NATL-RE:
0.000%, 10/1/2020	975,000	974,756
0.000%, 10/1/2021	175,000	174,190
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	528,039
5.000%, 12/1/2027, Call 12/1/2025	400,000	467,364
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	459,200
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	594,881
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	817,204
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (4)	750,000	890,707
5.000%, 10/1/2031, Call 10/1/2025 (4)	1,000,000	1,164,520
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,199,220
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	604,492
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,102,190
5.000%, 10/1/2025, Call 10/1/2024	800,000	932,480
5.000%, 10/1/2044, Call 10/1/2029	3,000,000	3,629,700
5.500%, 10/1/2026, Call 10/1/2020	450,000	451,931
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,456,278
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,394,880
5.250%, 10/1/2029, Call 10/1/2023	100,000	115,434
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,181,956
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,631,175
5.000%, 10/1/2021	1,110,000	1,166,366
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,703,438
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	210,000	214,832
Florida Housing Finance Corp., GNMA/FNMA/FHLMC COLL, 3.500%, 7/1/2051, Call 7/1/2029	1,250,000	1,396,075
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,837,259
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,546,075
JPMorgan Chase Putters/Drivers Trust, 0.420%, 2/16/2022, Call 8/18/2021 (1)(3)	5,000,000	5,000,000
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,015,580
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,907,800
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,279,980
Miami-Dade County Industrial Development Authority, 1.600%, 11/1/2041 (1)	1,000,000	1,001,760
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,233,200
North Sumter County Utility Dependent District, 5.000%, 10/1/2049, Call 10/1/2029	1,350,000	1,648,188
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,079,570
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,077,730
5.000%, 11/15/2042, Call 11/15/2027	250,000	296,675
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 9/1/2020	145,000	145,255
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	390,000	421,719
5.000%, 1/1/2039, Call 1/1/2025	300,000	314,799
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,034,650
Putnam County Development Authority, 0.180%, 9/1/2024, Call 9/1/2020 (1)	300,000	300,000
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	816,593
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,014,447
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,190,673
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	6,050,000
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,593,525
Town of Davie:
5.000%, 4/1/2021	615,000	631,790
5.000%, 4/1/2022	830,000	891,055
Volusia County Educational Facility Authority:
4.000%, 10/15/2038, Call 10/15/2029	585,000	671,896

5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,178,886
5.000%, 10/15/2049, Call 10/15/2029	1,000,000	1,219,850
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	768,566

		93,614,010
Georgia — 5.4%
Bartow County Development Authority, 1.550%, 8/1/2043 (1)	2,000,000	2,017,020
Burke County Development Authority:
0.230%, 11/1/2052, Call 9/1/2020 (1)	1,800,000	1,800,000
2.250%, 10/1/2032 (1)	3,000,000	3,089,640
2.925%, 11/1/2048 (1)	4,250,000	4,532,880
City of Atlanta Airport Passenger Facility Charge:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,129,850
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,816,725
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,123,540
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,121,450
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,248,390
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,720,930
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,063,520
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,066,240
Development Authority of Appling County, 1.500%, 1/1/2038	1,000,000	1,005,650
Development Authority of Burke County, 1.500%, 1/1/2040	1,500,000	1,508,475
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2021	1,155,000	1,198,313
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,339,588
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	670,000	680,606
5.000%, 3/1/2037, Call 3/1/2027	500,000	475,935
5.125%, 3/1/2052, Call 3/1/2027	2,925,000	2,654,379
Gainesville & Hall County Hospital Authority:
4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,041,880
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,783,815
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,371,600
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,518,130
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,378,242
Main Street Natural Gas, Inc.:
0.730%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (1)	10,000,000	9,980,400
0.865%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (1)	11,500,000	11,486,775
0.945%, (LIBOR 1 Month), 8/1/2048, Call 9/1/2023 (1)	500,000	500,340
4.000%, 8/1/2049, Call 9/1/2024 (1)	6,000,000	6,817,140
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,433,347
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	4,960,640
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,090,210
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	576,305
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	885,024
5.000%, 1/1/2024	1,000,000	1,150,450
5.000%, 1/1/2025, Call 1/1/2024	700,000	804,146
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	27,897
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,091,586
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,054,670

		100,545,728
Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,480,549
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,126,390

		2,606,939
Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	550,085

5.000%, 10/1/2023	500,000	573,060

		1,123,145
Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,140,470

Illinois — 18.0%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,088,262
Chicago Board of Education:
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,657,755
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,372,550
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,752,690
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	347,721
5.250%, 12/1/2021	1,000,000	1,054,070
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	775,895
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	3,009,250
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (4)	1,500,000	1,750,830
5.000%, 1/1/2031, Call 1/1/2025 (4)	1,000,000	1,153,440
5.000%, 1/1/2037, Call 1/1/2029	1,200,000	1,455,612
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,685,895
5.000%, 1/1/2038, Call 1/1/2029	4,250,000	5,139,822
5.000%, 1/1/2039, Call 1/1/2029	1,250,000	1,507,475
5.250%, 1/1/2030, Call 9/1/2020	2,595,000	2,605,120
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 9/1/2020	775,000	778,085
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,107,488
5.000%, 1/1/2026, Call 1/1/2021	730,000	737,745
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,725,600
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,006,089
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,094,240
Chicago Transit Authority:
4.000%, 12/1/2050	3,000,000	3,303,450
5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,429,030
City of Chicago:
5.000%, 1/1/2028	6,000,000	6,838,560
5.000%, 1/1/2040, Call 1/1/2029	9,400,000	10,361,150
5.000%, 1/1/2044, Call 1/1/2029	11,750,000	12,875,650
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,344,260
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,543,000
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,291,828
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,371,100
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,878,691
5.000%, 1/1/2039, Call 1/1/2025	500,000	566,790
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,348,180
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	3,025,000
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,210,000
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,203,440
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,198,020
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 9/1/2020	60,000	60,178
City of Springfield, 5.000%, 12/1/2022	905,000	988,197
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,184,010
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,181,580
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	248,835
0.000%, 12/1/2029, Call 12/1/2024	400,000	299,992
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	806,797
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	1,015,500
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	843,854

Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	453,965
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,462,157
0.000%, 12/1/2029	2,580,000	2,180,152
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,954,728
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,148,200
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,344,320
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,466,763
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,549,375
County of Cook:
5.000%, 11/15/2028, Call 11/15/2026	3,150,000	3,783,654
5.000%, 11/15/2031, Call 11/15/2026	2,750,000	3,249,152
5.250%, 11/15/2023, Call 11/15/2020	350,000	352,972
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,136,270
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,845,386
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,630,090
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	925,584
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	179,155
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	656,084
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2021	95,000	94,890
0.000%, 1/1/2021	160,000	159,773
Illinois Finance Authority:
4.000%, 10/1/2040, Call 10/1/2030	500,000	562,815
4.000%, 10/1/2050, Call 10/1/2030	1,500,000	1,647,285
5.000%, 5/15/2023	445,000	471,967
5.000%, 11/15/2023, Call 11/15/2022	215,000	235,717
5.000%, 8/15/2024	250,000	289,578
5.000%, 5/15/2025	1,000,000	1,039,630
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,193,750
5.000%, 11/15/2027, Call 11/15/2025	500,000	594,355
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,302,420
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,047,670
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,349,080
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,098,710
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,986,800
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,865,150
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,199,070
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,079,140
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,489,937
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,038,027
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,775,544
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,072,240
Illinois Housing Development Authority, GNMA/FNMA/FHLMC:
2.450%, 6/1/2043, Call 1/1/2023	413,792	422,957
3.750%, 4/1/2050, Call 4/1/2029	4,960,000	5,565,219
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,095,980
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,095,980
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,210,200
5.000%, 1/1/2031, Call 1/1/2029	500,000	642,785
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,302,117
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,300,561
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	346,917
0.000%, 1/1/2023	650,000	641,095
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,106,780
5.000%, 1/1/2024	1,000,000	1,151,170
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,768,120

5.250%, 1/1/2033, Call 1/1/2023	900,000	991,998
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,461,949
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	470,972
0.000%, 12/1/2028	335,000	281,169
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	503,518
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	483,115
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2021	1,070,000	1,068,941
0.000%, 1/1/2021	830,000	827,593
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
5.000%, 1/1/2021	810,000	821,089
5.000%, 1/1/2022	895,000	947,223
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 12/15/2023	20,000	19,642
0.000%, 12/15/2023	835,000	778,771
0.000%, 6/15/2024	1,000,000	921,950
5.700%, 6/15/2023	1,710,000	1,960,327
5.700%, 6/15/2023	1,820,000	2,007,933
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,438,280
5.250%, 6/1/2021	1,120,000	1,159,446
Sales Tax Securitization Corp.:
5.000%, 1/1/2029	2,500,000	3,072,325
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,205,680
5.000%, 1/1/2030	2,000,000	2,491,640
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,737,912
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,378,340
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	5,864,050
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	922,380
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,308,386
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,130,589
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,591,320
State of Illinois:
4.000%, 11/1/2034, Call 11/1/2029	5,000,000	5,202,550
5.000%, 4/1/2024, Call 4/1/2023	500,000	534,110
5.000%, 2/1/2026	7,000,000	7,869,890
5.000%, 6/1/2026	5,000,000	5,644,600
5.000%, 10/1/2027	2,300,000	2,637,249
5.000%, 10/1/2029, Call 10/1/2028	2,400,000	2,759,712
5.000%, 10/1/2029, Call 10/1/2028	5,000,000	5,749,400
5.000%, 11/1/2030, Call 11/1/2026	1,000,000	1,111,780
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,823,550
5.500%, 5/1/2039, Call 5/1/2030	4,000,000	4,677,840
5.750%, 5/1/2045, Call 5/1/2030	2,000,000	2,349,760
6.500%, 6/15/2022	135,000	137,051
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,459,285
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	232,663
Town of Cicero, AGM, 5.000%, 1/1/2021	1,000,000	1,013,860
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 9/1/2020	250,000	211,625
0.000%, 3/1/2026, Call 9/1/2020	1,280,000	969,165
Village of Franklin Park, BAM:
4.000%, 10/1/2020	615,000	616,790
5.000%, 10/1/2022, Call 10/1/2021	730,000	766,566
5.000%, 10/1/2023, Call 10/1/2021	685,000	719,161
5.000%, 10/1/2024, Call 10/1/2021	425,000	445,957
5.000%, 10/1/2025, Call 10/1/2021	920,000	965,062
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	633,679

Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	598,315
5.000%, 6/1/2029, Call 6/1/2025	600,000	713,040
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,335,437
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,731,595
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,137,480
Will County Community High School District No. 210 Lincoln-Way, AGM, 4.000%, 1/1/2034, Call 1/1/2029	650,000	719,063
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	244,875
0.000%, 11/1/2020	1,755,000	1,753,561
0.000%, 11/1/2021	55,000	54,726
0.000%, 11/1/2021	245,000	243,292
0.000%, 11/1/2022	60,000	59,330
0.000%, 11/1/2022	190,000	187,078
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	630,000	629,502
0.000%, 12/1/2020	550,000	548,669
0.000%, 12/1/2023	1,600,000	1,532,016
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	509,735
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,909,830
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2027, Call 2/1/2023	4,680,000	5,040,781

		336,110,330
Indiana — 1.9%
City of Boonville, 2.600%, 1/1/2023, Call 9/1/2020	2,500,000	2,507,800
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,303,868
City of Whiting, 5.000%, 12/1/2044 (1)	2,200,000	2,698,102
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	139,351
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	603,989
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,852,639
Indiana Bond Bank:
0.000%, 1/15/2031, Call 1/15/2029	1,500,000	1,251,660
0.000%, 1/15/2032, Call 1/15/2029	1,500,000	1,202,535
0.820%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (1)	1,650,000	1,646,271
Indiana Finance Authority:
3.000%, 11/1/2030	1,000,000	1,032,910
3.000%, 11/1/2030	2,000,000	2,065,820
5.000%, 10/1/2022	300,000	321,204
5.000%, 10/1/2023	400,000	441,144
5.000%, 10/1/2024, Call 10/1/2023	275,000	302,984
5.000%, 5/1/2029, Call 5/1/2022	130,000	140,065
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,198,031
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,168,500
5.250%, 10/1/2024, Call 10/1/2021	710,000	747,879
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,303,398
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,674,250
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	177,791
5.000%, 1/1/2022, Call 1/1/2021	200,000	203,190
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	546,305
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	309,333
5.000%, 1/15/2024	215,000	246,700
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	55,000	56,599
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,390,595

		34,532,913
Iowa — 0.5%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	1,213,000	1,240,062

Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,344,997
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,063,670
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,297,713
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,569,799

		9,516,241
Kansas — 0.3%
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	4,495,000	4,513,699
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,094,780

		5,608,479
Kentucky — 1.9%
City of Berea, 0.160%, 6/1/2032, Call 9/1/2020 (1)	800,000	800,000
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,151,910
5.000%, 9/1/2025	1,250,000	1,480,862
Kentucky Economic Development Finance Authority, 5.000%, 8/15/2041, Call 8/15/2027	3,500,000	4,070,990
Kentucky Public Energy Authority:
1.235%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (1)	7,000,000	7,013,790
4.000%, 12/1/2050, Call 3/1/2026 (1)	4,000,000	4,647,360
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,559,948
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,181,695
5.000%, 10/1/2047, Call 7/1/2029 (1)	4,000,000	4,853,200
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,461,540
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,258,406

		34,479,701
Louisiana — 1.2%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,347,943
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,516,063
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	691,359
4.000%, 10/1/2021	675,000	692,719
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,474,233
4.000%, 6/1/2050, Call 6/1/2030 (5)	750,000	842,768
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,883,475
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	857,504
Parish of St. Bernard, 4.000%, 3/1/2021	3,585,000	3,649,781
Parish of St. John the Baptist:
2.125%, 6/1/2037	3,000,000	3,019,260
2.375%, 6/1/2037	2,500,000	2,536,125
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	807,549
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	105,000	100,742

		22,419,521
Maine — 0.4%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	322,791
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,216,660
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,615,000	2,631,422

		7,170,873
Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	796,717
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,010,730
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	990,680
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	809,937
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 9/1/2020	655,000	660,568
5.125%, 7/1/2037, Call 9/1/2020	3,110,000	3,136,497

		7,405,129

Massachusetts — 1.5%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	850,000	1,094,545
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,435,200
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,079,950
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,481,615
5.000%, 7/1/2027, Call 7/1/2025	125,000	149,849
5.000%, 7/1/2029, Call 1/1/2029	750,000	927,457
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,418,720
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,578,122
5.000%, 10/1/2037, Call 10/1/2022 (3)	500,000	537,745
5.000%, 6/1/2039, Call 6/1/2029	750,000	893,377
5.000%, 10/1/2047, Call 10/1/2022 (3)	500,000	534,575
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (4)	330,000	348,741
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (4)	635,000	645,065
Massachusetts Port Authority, 5.000%, 7/1/2037, Call 7/1/2029	3,100,000	3,860,492
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	891,374
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (1)	5,000,000	5,516,650

		27,393,477
Michigan — 3.5%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	917,777
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	752,186
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,519,268
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	724,410
5.000%, 5/1/2026	500,000	621,995
Charter Township of Northville:
4.000%, 4/1/2021	400,000	408,908
4.000%, 4/1/2022	240,000	254,503
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	24,565
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	200,668
5.000%, 10/1/2021	290,000	303,239
5.000%, 10/1/2022	290,000	315,491
5.000%, 10/1/2023	250,000	282,405
5.000%, 10/1/2024	300,000	349,680
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	922,168
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	412,896
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	372,078
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,292,484
5.000%, 5/1/2025	1,000,000	1,210,440
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,030,870
5.000%, 5/1/2022	1,000,000	1,077,070
5.000%, 5/1/2025	1,700,000	2,049,010
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,724,064
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	240,958
5.000%, 5/1/2027, Call 5/1/2025	230,000	276,630
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,678,966
5.250%, 5/1/2027, Call 5/1/2021	600,000	619,926
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,627,306
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,066,720
Jenison Public Schools:
5.000%, 5/1/2021	500,000	515,950
5.000%, 5/1/2022, Call 5/1/2021	560,000	578,054
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,057,380
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,040,150
Livonia Public Schools, BAM, 5.000%, 5/1/2021	1,600,000	1,649,392

Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,583,219
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,074,552
Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,542,440
5.000%, 11/1/2020	2,000,000	2,014,600
5.000%, 7/1/2026, Call 7/1/2025	175,000	210,221
5.000%, 7/1/2027, Call 7/1/2025	600,000	718,542
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,130,737
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,761,330
5.000%, 7/1/2034, Call 7/1/2025	500,000	587,625
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,228,590
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,169,480
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,729,860
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,724,355
Michigan State Housing Development Authority, 3.500%, 12/1/2050, Call 6/1/2029	3,500,000	3,905,195
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	3,815,140
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	233,314
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	464,445
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	135,000	142,487
River Rouge School District, Q-SBLF, 5.000%, 5/1/2021	1,155,000	1,191,844
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (4)	3,000,000	3,566,940
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,477,850
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,214,496

		65,604,869
Minnesota — 0.3%
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,157,720
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	530,166	545,297
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	368,528	375,707
3.500%, 7/1/2050, Call 7/1/2029	2,465,000	2,749,954
3.900%, 7/1/2030, Call 1/1/2022	430,000	443,708
5.000%, 1/1/2031, Call 7/1/2021	555,000	569,691

		5,842,077
Mississippi — 0.8%
Mississippi Business Finance Corp., 3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,198,440
Mississippi Development Bank:
3.125%, 10/1/2023	165,000	171,823
5.000%, 10/1/2023	2,270,000	2,464,425
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,276,824
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,722,270
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,259,269
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	148,250
State of Mississippi, 5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,056,618

		15,297,919
Missouri — 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,398,440
Chesterfield Valley Transportation Development District, 5.000%, 5/15/2021	490,000	505,837
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2020	500,000	501,830
5.000%, 9/1/2023, Call 9/1/2020	300,000	301,122
5.000%, 10/1/2026, Call 10/1/2025	120,000	144,038
5.000%, 10/1/2028, Call 10/1/2025	115,000	137,154
5.000%, 9/1/2032, Call 9/1/2020	1,000,000	1,003,520
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,257,500
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	2,803,130
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,804,425
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,061,886

5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,557,220
5.000%, 2/1/2042, Call 2/1/2024	3,000,000	3,253,200
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,054,820
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,049,160
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029	2,000,000	2,372,320
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,139,457
5.000%, 8/15/2051, Call 8/15/2024	2,405,000	2,440,786
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	465,000	475,597
4.000%, 5/1/2027, Call 5/1/2021	470,000	481,398
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 9/1/2020	65,000	65,290
St. Louis County Industrial Development Authority:
0.000%, 6/15/2024, Call 9/1/2020 (1)	800,000	800,000
5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,053,020

		34,661,150
Nebraska — 0.2%
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,055,090
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	891,033
5.000%, 5/1/2027, Call 5/1/2022	585,000	631,823
5.000%, 5/1/2028, Call 5/1/2022	550,000	594,022
5.000%, 5/1/2029, Call 5/1/2022	660,000	712,827

		3,884,795
Nevada — 0.8%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,117,490
City of Sparks NV, 2.500%, 6/15/2024 (3)	630,000	625,930
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,376,064
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,143,880
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,797,240
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,507,525

		14,568,129
New Hampshire — 0.2%
New Hampshire Business Finance Authority, 2.150%, 7/1/2027, Call 4/2/2024 (1)	4,000,000	4,111,560
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	475,000	479,403

		4,590,963
New Jersey — 3.2%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	4,600,000	4,815,602
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,979,125
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	30,000	30,083
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	1,074,980
4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,646,825
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,679,270
5.000%, 6/15/2022	500,000	535,400
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,156,190
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,150,230
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,536,850
5.000%, 12/15/2033, Call 12/15/2029	3,000,000	3,588,330
5.250%, 12/15/2023	240,000	270,525
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,299,450
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,156,750
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,127,781
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	414,511
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	576,950
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,742,892
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,792,874

Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,451,360
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,493,080
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,859,760
5.250%, 6/1/2046, Call 6/1/2028	2,440,000	2,890,961

		59,269,779
New Mexico — 0.6%
City of Santa Fe:
2.625%, 5/15/2025, Call 11/15/2021	750,000	732,893
4.000%, 6/1/2025, Call 6/1/2022	655,000	695,852
5.000%, 5/15/2044, Call 5/15/2026	1,350,000	1,420,929
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 1/1/2021	550,000	531,245
5.000%, 7/1/2049, Call 7/1/2026	5,225,000	5,405,942
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	557,276	574,011
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.625%, 3/1/2028, Call 9/1/2021	385,000	391,272
5.350%, 3/1/2030, Call 9/1/2020	975,000	977,964

		10,730,108
New York — 5.2%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	163,278
5.000%, 12/1/2024	200,000	222,032
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,090,710
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,377,805
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,042,660
City of New York:
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,185,340
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,371,552
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,763,410
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,126,675
City of New York, AGC, 0.790%, 10/1/2021, Call 9/1/2020 (1)(6)	400,000	400,000
Long Island Power Authority, 0.870%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (1)	5,000,000	4,985,300
Metropolitan Transportation Authority:
0.610%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (1)	1,000,000	952,450
5.000%, 5/15/2022	3,040,000	3,155,490
5.000%, 9/1/2022	8,390,000	8,762,180
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,016,755
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,537,854
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,298,159
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,204,270
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,408,540
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,884,800
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	6,930,640
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,840,760
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,432,855
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	584,115
5.000%, 6/15/2029, Call 6/15/2024	600,000	699,708
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,236,970
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029	1,000,000	961,940
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,073,802
5.000%, 12/1/2035, Call 6/1/2027 (3)	500,000	579,800
5.000%, 12/1/2037, Call 6/1/2027 (3)	500,000	575,870
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,149,887
New York State Dormitory Authority, NATL-RE, 0.180%, 7/1/2029, Call 9/1/2020 (1)(6)	2,200,000	2,200,000
New York State Urban Development Corp.:
4.000%, 3/15/2049, Call 9/15/2030	1,500,000	1,740,300

5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,113,550
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (4)	2,500,000	2,679,100
Triborough Bridge & Tunnel Authority, 5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,880,535
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,176,060
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,128,460
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	515,185

		96,448,797
North Carolina — 1.0%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	607,335
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,051,880
5.000%, 10/1/2024, Call 10/1/2021	835,000	878,320
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,569,991
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,856,564
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	20,000	20,214
North Carolina Medical Care Commission:
5.000%, 6/1/2027, Call 6/1/2022	500,000	541,105
5.000%, 1/1/2038, Call 1/1/2026	1,000,000	1,085,470
5.000%, 1/1/2044, Call 1/1/2026	1,000,000	1,075,330
North Carolina Turnpike Authority:
0.010%, 1/1/2040, Call 1/1/2030	2,000,000	1,195,060
0.010%, 1/1/2041, Call 1/1/2030	2,000,000	1,147,180
0.010%, 1/1/2042, Call 1/1/2030	1,500,000	828,255
0.010%, 1/1/2043, Call 1/1/2030	1,500,000	797,595
0.010%, 1/1/2044, Call 1/1/2030	2,000,000	1,024,980
5.000%, 1/1/2043, Call 1/1/2030	1,400,000	1,692,278
5.000%, 7/1/2047, Call 7/1/2026	750,000	844,275
5.000%, 1/1/2049, Call 1/1/2030	1,500,000	1,796,925
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,242,559

		19,255,316
North Dakota — 0.9%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	651,040
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,558,299
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,902,873
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,027,740
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,843,350
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,755,550
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,679,315
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,402,846
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,251,462

		17,072,475
Ohio — 3.4%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,052,150
Buckeye Tobacco Settlement Financing Authority, 4.000%, 6/1/2048, Call 6/1/2030	2,000,000	2,212,420
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,149,678
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,064,020
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,351,366
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,351,305
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	505,821
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,182,081
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,242,559
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,515,588
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,041,460

Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	556,045
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,125,010
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,125,010
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	385,944
0.000%, 12/1/2025	600,000	568,338
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,003,020
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,216,480
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,198,940
5.000%, 5/15/2031, Call 5/15/2023	405,000	445,897
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,020,425
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,165,954
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	961,297
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,669,506
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,411,108
Eclipse Funding Trust, 0.190%, 10/1/2040, Call 10/1/2026 (1)(3)	6,200,000	6,200,000
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,208,128
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029	1,500,000	1,441,785
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	757,914
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,623,733
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,738,966
New Albany Community Authority:
4.000%, 10/1/2020	590,000	591,823
5.000%, 10/1/2022	1,000,000	1,097,300
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,210,583
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	254,008
5.000%, 12/1/2028, Call 12/1/2023	365,000	421,422
5.000%, 12/1/2029, Call 12/1/2023	500,000	577,290
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,059,408
4.000%, 12/1/2021	795,000	830,775
4.000%, 12/1/2022	845,000	912,980
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,459,236
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	243,702
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,193,665
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	5,000,000	5,010,900
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	258,955

		63,613,995
Oklahoma — 0.6%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,176,960
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2020	975,000	976,502
4.000%, 9/1/2020	700,000	700,000
4.000%, 9/1/2021	805,000	831,106
Norman Regional Hospital Authority, 4.000%, 9/1/2045, Call 9/1/2029	1,500,000	1,587,165
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	115,000	118,434
3.300%, 3/1/2031, Call 3/1/2022	260,000	260,681
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (4)	1,405,000	1,544,587
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	2,750,000	2,938,512
5.250%, 11/15/2045, Call 11/15/2025	250,000	263,138

		11,397,085
Oregon — 0.6%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,080,480
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	749,471
City of Woodburn Wastewater Revenue, 0.000%, 3/1/2021	1,215,000	1,212,886
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,969,240

Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	260,562
5.000%, 9/1/2022	505,000	545,471
Oregon State Business Development Commission, 5.000%, 3/1/2049 (1)	1,000,000	1,061,920
Port of Morrow:
3.750%, 6/1/2021, Call 9/1/2020	220,000	220,578
4.000%, 6/1/2022, Call 9/1/2020	235,000	235,651
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,113,880
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 9/1/2020 (4)	130,000	130,120

		10,580,259
Pennsylvania — 3.6%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	571,990
4.000%, 7/15/2039, Call 7/15/2029	500,000	570,320
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,147,261
5.000%, 5/15/2038, Call 5/15/2025	255,000	272,552
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,758,355
5.000%, 5/15/2043, Call 5/15/2025	350,000	371,224
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,721,965
Berks County Municipal Authority:
5.000%, 2/1/2040, Call 8/1/2026 (1)	4,000,000	4,431,000
5.000%, 2/1/2040, Call 8/1/2029 (1)	2,000,000	2,267,600
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,347,250
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	531,370
City of Pittsburgh, 4.000%, 9/1/2021	750,000	777,532
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,252,790
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,556,975
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,241,070
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,237,550
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,318,812
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,987,550
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,476,346
Lancaster County Hospital Authority:
2.875%, 12/15/2023, Call 9/1/2020	500,000	492,655
5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,027,850
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	371,484
5.000%, 5/1/2022	430,000	464,043
Montgomery County Higher Education & Health Authority:
4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,100,680
5.000%, 9/1/2033, Call 9/1/2029	1,500,000	1,879,755
Montgomery County Industrial Development Authority:
5.000%, 11/15/2036, Call 11/15/2026	4,315,000	4,995,562
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,076,440
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2021	600,000	597,336
5.000%, 1/1/2022	305,000	321,958
Pennsylvania Turnpike Commission:
1.140%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (1)	5,000,000	5,020,100
4.000%, 12/1/2023, Call 9/1/2020	95,000	95,215
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,273,571
5.000%, 12/1/2030, Call 12/1/2020 (2)	215,000	217,561
5.000%, 12/1/2030, Call 12/1/2020 (2)	120,000	121,429
5.000%, 12/1/2030, Call 12/1/2020 (2)	250,000	253,008
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,513,225
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,263,840
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,256,310
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,375,355
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,612,300
6.000%, 12/1/2034, Call 12/1/2020 (2)	55,000	55,788
6.000%, 12/1/2034, Call 12/1/2020 (2)	70,000	71,002
6.000%, 12/1/2034, Call 12/1/2020 (2)	270,000	273,902
6.000%, 12/1/2036, Call 12/1/2020	975,000	989,089

Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,094,110
Pittsburgh Water & Sewer Authority, AGM, 0.760%, (LIBOR 1 Month), 9/1/2040, Call 9/1/2020 (1)	2,055,000	2,055,021
Sayre Health Care Facilities Authority, 1.015%, (LIBOR 3 Month), 12/1/2024, Call 9/1/2020 (1)	170,000	168,915

		66,877,016
Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	777,199
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/1/2021 (4)	2,885,000	2,960,703
4.250%, 12/1/2025, Call 12/1/2021 (4)	2,205,000	2,266,431
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	896,577
4.000%, 3/15/2026, Call 3/15/2024	460,000	513,714

		7,414,624
South Carolina — 1.5%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	778,311
5.250%, 1/1/2028, Call 1/1/2022	475,000	505,576
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	526,704
5.000%, 10/1/2026, Call 10/1/2022	400,000	439,404
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,015,820
5.000%, 11/1/2030, Call 11/1/2020	500,000	503,955
5.000%, 11/1/2031, Call 11/1/2024	360,000	412,535
Patriots Energy Group Financing Agency:
0.975%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (1)	8,000,000	8,009,280
4.000%, 10/1/2048, Call 11/1/2023 (1)	2,500,000	2,773,150
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	464,171
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,034,970
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,886,084
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,135,500
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,948,462
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (2)	1,500,000	1,677,255
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	920,349

		28,031,526
South Dakota — 0.6%
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	797,306
4.500%, 9/1/2020	900,000	900,000
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,083,164
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,007,874
5.000%, 11/1/2022	715,000	783,225
5.000%, 8/1/2023	375,000	426,315
5.000%, 11/1/2023	625,000	711,288
5.000%, 8/1/2024	195,000	230,535
5.000%, 11/1/2024	650,000	763,692
5.000%, 11/1/2025, Call 11/1/2024	600,000	702,864
5.000%, 9/1/2027, Call 9/1/2024	720,000	807,854
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,324,025

		10,538,142
Tennessee — 1.9%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,773,021
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2022 (1)	3,000,000	3,015,390
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,556,100
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,182,320

Metropolitan Nashville Airport Authority:
4.000%, 7/1/2049, Call 7/1/2030	1,250,000	1,384,050
5.000%, 7/1/2044, Call 7/1/2030	500,000	614,435
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,864,258
5.250%, 9/1/2021	3,810,000	3,987,431
5.250%, 9/1/2022	250,000	273,140
Tennessee Housing Development Agency:
3.500%, 7/1/2050, Call 7/1/2029	5,880,000	6,587,717
3.500%, 7/1/2050, Call 7/1/2029	2,500,000	2,792,275
4.000%, 7/1/2025, Call 1/1/2021	890,000	901,143
4.125%, 1/1/2025, Call 1/1/2021	555,000	562,176

		35,493,456
Texas — 5.7%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,073,880
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,260,460
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,555,725
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	700,000
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	942,160
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,207,360
5.000%, 9/1/2027, Call 9/1/2025	600,000	724,416
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,200,290
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,734,975
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,105,550
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	270,425
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	264,240
5.000%, 10/1/2027, Call 10/1/2024	240,000	281,537
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	649,182
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,328,724
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	822,319
5.000%, 8/15/2027, Call 8/15/2025	545,000	663,347
5.000%, 8/15/2028, Call 8/15/2025	835,000	1,013,590
5.000%, 8/15/2029, Call 8/15/2025	335,000	405,189
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,505,812
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,075,800
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,486,426
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,134,680
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,083,497
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,161,070
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	688,561
Dallas/Fort Worth International Airport:
4.000%, 11/1/2034, Call 11/1/2030 (5)	1,250,000	1,498,163
4.000%, 11/1/2035, Call 11/1/2030 (5)	1,000,000	1,192,590
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,096,560
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,039,950
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,229,340
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,346,880
Georgetown Independent School District, PSF:
5.000%, 8/15/2027	1,000,000	1,298,610
5.000%, 8/15/2028	1,000,000	1,331,110
Grand Parkway Transportation Corp., 5.050%, 10/1/2030, Call 10/1/2028 (2)	1,000,000	1,165,040
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,566,322

5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,647,809
Harris County Cultural Education Facilities Finance Corp., 0.990%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (1)	2,400,000	2,403,744
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	475,748
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,396,510
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	837,308
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,629,658
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,901,985
Matagorda County Navigation District No. 1, 2.600%, 11/1/2029	1,000,000	1,035,380
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	633,609
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	615,000	618,708
5.000%, 11/15/2031, Call 11/15/2024	850,000	901,689
5.000%, 8/15/2036, Call 8/15/2021 (3)	1,700,000	1,711,747
5.125%, 8/15/2047, Call 8/15/2021 (3)	1,260,000	1,266,073
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,016,210
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	479,142
North Texas Tollway Authority:
4.000%, 1/1/2036, Call 1/1/2029	1,000,000	1,180,830
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,475,563
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	6,043,250
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,172,770
Prosper Independent School District, PSF, 5.000%, 2/15/2044, Call 2/15/2029	2,880,000	3,665,866
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	520,770
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	400,000
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,265,744
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,508,058
5.000%, 5/15/2045, Call 5/15/2024	5,145,000	5,415,473
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,231,960
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,416,000
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,100,260
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,131,640
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,689,329

		106,276,613
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (3)	2,320,000	2,627,516
5.000%, 9/1/2033, Call 9/1/2025 (3)	1,000,000	1,118,640

		3,746,156
Utah — 0.5%
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	349,609
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,653,622
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,443,497
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	945,935
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	544,118
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,057,880
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,376,700

		8,371,361
Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	515,000	545,776

Virginia — 0.5%
Albermarle County Economic Development Authority, 0.180%, 10/1/2048, Call 9/1/2020 (1)	700,000	700,000
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	523,615
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,098,740

Henrico County Economic Development Authority, AGM, 0.308%, 8/23/2027, Call 9/1/2020 (1)(6)	50,000	50,000
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,188,180
5.000%, 6/15/2030, Call 6/15/2026	700,000	825,195
Virginia College Building Authority, 5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,758,008
Virginia Small Business Financing Authority, 5.000%, 7/1/2049, Call 1/1/2022	2,500,000	2,585,025

		9,728,763
Washington — 1.7%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	204,368
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,256,650
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 9/1/2020	390,000	395,756
5.500%, 12/1/2028, Call 9/1/2020	1,000,000	1,004,590
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,678,480
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	202,530
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,312,388
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,072,741
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029	1,000,000	1,077,670
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,268,650
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	689,013
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	807,218
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 7/1/2021 (3)	1,000,000	934,560
5.000%, 1/1/2029, Call 1/1/2026 (3)	840,000	933,408
5.000%, 1/1/2036, Call 1/1/2025 (3)	2,125,000	2,181,652
5.000%, 1/1/2038, Call 1/1/2026 (3)	2,000,000	2,161,600
5.000%, 1/1/2044, Call 7/1/2026 (3)	1,000,000	1,014,910
5.000%, 1/1/2049, Call 7/1/2026 (3)	1,000,000	1,009,170
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	781,898
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	912,488
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,130,171

		31,029,911
West Virginia — 0.5%
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	2,020,000	2,458,239
5.000%, 9/1/2032, Call 9/1/2029	1,000,000	1,208,240
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,302,307
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,065,647

		10,034,433
Wisconsin — 2.7%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	110,132
Public Finance Authority:
4.000%, 1/1/2046, Call 1/1/2027	2,000,000	1,890,140
4.750%, 12/1/2035, Call 12/1/2020	525,000	556,815
4.750%, 12/1/2035, Call 12/1/2020	1,475,000	1,564,385
5.000%, 11/15/2029	2,500,000	2,912,500
5.000%, 11/15/2030	1,620,000	1,893,569
5.000%, 7/1/2037, Call 7/1/2024	820,000	881,648
5.000%, 11/15/2041, Call 11/15/2027	250,000	296,310
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,063,700
5.125%, 7/15/2037, Call 7/15/2027 (3)	2,500,000	2,618,400
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	850,752
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,091,460
5.000%, 5/1/2027, Call 5/1/2022	25,000	26,979
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,706,463
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,389,080
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	4,015,196

Wisconsin Center District, AGM:
5.250%, 12/15/2023	375,000	404,059
5.250%, 12/15/2023	145,000	164,015
5.250%, 12/15/2027	420,000	530,204
5.250%, 12/15/2027	1,510,000	1,889,886
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	627,712
5.000%, 3/1/2021	240,000	243,641
5.000%, 8/15/2021	1,160,000	1,212,745
5.000%, 10/1/2022	750,000	810,727
5.000%, 12/15/2022	500,000	550,340
5.000%, 12/15/2023	500,000	571,605
5.000%, 12/15/2024	500,000	589,755
5.000%, 3/1/2025, Call 3/1/2024	315,000	345,829
5.000%, 8/15/2027, Call 8/15/2022	500,000	546,340
5.000%, 12/15/2028, Call 12/15/2024	100,000	115,561
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,857,556
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,878,744
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,051,980
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,463,400
5.125%, 4/15/2031, Call 4/15/2023	250,000	281,098
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,806,975

		49,809,701
Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,025,700

Total Municipals (identified cost $1,735,091,411)		1,845,771,591

Mutual Funds — 0.5%
Nuveen New York AMT-Free Municipal Credit Income Fund, 0.920%, 3/1/2029 (1)	10,000,000	10,000,000

Total Mutual Funds (identified cost $10,000,000)		10,000,000

Short-Term Investments — 0.1%

Repurchase Agreements — 0.1%
Agreement with Fixed Income Clearing Corp., 0.080%, dated 8/31/2020, to be repurchased at $2,334,716 on 9/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 6/30/2022, with a fair value of $2,381,414	2,334,710	2,334,710

Total Short-Term Investments (identified cost $2,334,710)		2,334,710

Total Investments — 99.2% (identified cost $1,737,426,121)		1,848,106,301

Other Assets and Liabilities — 0.8%		14,930,924

Total Net Assets — 100.0%		$1,863,037,225

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(3)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2020 these securities amounted to:

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	54,471,142	2.92

(4)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.
(5)	Purchased on a when-issued or delayed delivery basis.
(6)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 99.3%

Alabama — 3.5%
Black Belt Energy Gas District:
1.015%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (1)	$1,000,000	$996,280
4.000%, 6/1/2023	1,000,000	1,091,750
4.000%, 7/1/2046, Call 3/1/2021 (1)	1,000,000	1,023,250
Columbia Industrial Development Board, 0.200%, 12/1/2037, Call 9/1/2020 (1)	500,000	500,000
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (1)	600,000	689,784
Tuscaloosa City Board of Education, 5.000%, 8/1/2021	175,000	182,716

		4,483,780

Alaska — 1.6%
Alaska Housing Finance Corp., 3.250%, 12/1/2044, Call 6/1/2029	1,000,000	1,106,970
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 10/1/2020	1,000,000	1,002,700

		2,109,670

Arizona — 0.3%
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (2)	250,000	254,333
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	115,000	116,259
2.875%, 7/1/2021 (2)	70,000	70,133

		440,725

Arkansas — 0.2%
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	247,886

California — 5.9%
Bay Area Toll Authority, 1.260%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (1)	500,000	503,170
California Housing Finance Agency, AGM, 0.450%, 2/1/2037, Call 9/3/2020 (1)(3)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,059,650
California Public Finance Authority:
5.000%, 10/15/2021	350,000	364,574
5.000%, 10/15/2022	300,000	323,415
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2020 (1)(3)	195,000	201,686
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	677,538
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	941,246
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,077,810
Palomar Health, 5.000%, 11/1/2022	375,000	407,809
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	424,486
Tender Option Bond Trust Receipts/Certificates, 0.240%, 12/1/2030	1,500,000	1,500,000

		7,486,384

Colorado — 3.3%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/1/2021	1,000,000	1,032,550
Colorado Health Facilities Authority:
5.000%, 6/1/2021	250,000	258,763
5.000%, 6/1/2022	250,000	270,322
5.000%, 8/1/2049, Call 2/1/2025 (1)	1,000,000	1,154,060
E-470 Public Highway Authority, 1.162%, (LIBOR 1 Month), 9/1/2039, Call 3/1/2021 (1)	575,000	575,213
University of Colorado Hospital Authority, 5.000%, 11/15/2038, Call 9/1/2021 (1)	750,000	780,997
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	126,085

		4,197,990

Connecticut — 2.2%
City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,146,430
State of Connecticut:
5.000%, 3/15/2021	500,000	512,745
5.000%, 4/15/2023	1,000,000	1,122,480

		2,781,655

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024	1,000,000	1,169,990

Florida — 6.3%
Brevard County Health Facilities Authority, 5.000%, 4/1/2021	400,000	410,088
City of Atlantic Beach, 3.250%, 11/15/2024, Call 11/15/2020	1,155,000	1,157,183
City of Orlando, AGM, 4.000%, 11/1/2021	460,000	477,779
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	415,172
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	100,392
County of Escambia, 0.220%, 4/1/2039, Call 8/31/2020 (1)	100,000	100,000
County of Okeechobee, 1.550%, 7/1/2039 (1)	1,000,000	1,010,110
County of St. Lucie, 0.190%, 9/1/2028, Call 8/31/2020 (1)	300,000	300,000
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	304,815
Halifax Hospital Medical Center, 5.000%, 6/1/2021	300,000	309,501
JEA Electric System Revenue, 0.190%, 10/1/2038, Call 8/31/2020 (1)	100,000	100,000
JEA Water & Sewer System Revenue, 0.030%, 10/1/2038, Call 8/31/2020	1,300,000	1,300,000
JPMorgan Chase Putters/Drivers Trust, 0.420%, 2/16/2022, Call 8/18/2021 (1)(2)	1,000,000	1,000,000
Miami-Dade County Industrial Development Authority, 1.600%, 11/1/2041	500,000	500,880
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	515,375

		8,001,295

Georgia — 6.8%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	500,000
Bartow County Development Authority:
1.550%, 8/1/2043 (1)	500,000	504,255
2.050%, 9/1/2029 (1)	500,000	508,815
Burke County Development Authority:
0.230%, 11/1/2052, Call 9/1/2020 (1)	100,000	100,000
2.925%, 11/1/2048 (1)	1,250,000	1,333,200
City of Atlanta:
5.000%, 1/1/2021	250,000	253,970
5.000%, 1/1/2022	700,000	738,444
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	150,585
Gainesville & Hall County Hospital Authority, 5.000%, 2/15/2021	700,000	713,776
Main Street Natural Gas, Inc.:
0.865%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (1)	1,500,000	1,498,275
5.000%, 5/15/2024	1,250,000	1,418,812
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	964,338

		8,684,470

Guam — 0.4%
Territory of Guam, 5.000%, 12/1/2022	500,000	533,355

Illinois — 17.4%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,092,810
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	105,656
5.000%, 1/1/2022	200,000	211,312
Chicago Park District:
5.000%, 1/1/2022	250,000	261,750
5.000%, 1/1/2022	500,000	523,500
Chicago Transit Authority, 5.000%, 6/1/2021	750,000	772,155
City of Chicago, 5.000%, 1/1/2024	340,000	369,444
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	852,121
5.000%, 1/1/2022	500,000	528,970
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,445,000	1,518,276
City of Waukegan, 5.000%, 12/30/2020	250,000	253,778
Cook County School District No 99 Cicero, 5.000%, 12/1/2023	575,000	653,614
County of Cook, 5.000%, 11/15/2021	720,000	757,008
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	889,582

Illinois Finance Authority:
1.470%, (LIBOR 1 Month), 5/1/2036, Call 11/1/2020 (1)	1,000,000	1,000,290
5.000%, 1/1/2021	200,000	202,872
5.000%, 11/15/2021	400,000	421,356
5.000%, 1/1/2022	150,000	158,651
5.000%, 7/15/2022	750,000	812,572
5.000%, 11/15/2022	555,000	604,401
5.000%, 12/1/2022	290,000	307,304
5.000%, 5/15/2023	250,000	265,150
5.000%, 5/15/2024	450,000	485,726
Illinois Housing Development Authority, 1.900%, 10/1/2022 (1)	500,000	508,400
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 10/1/2020	20,000	20,000
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,106,780
Lake County Forest Preserve District, 0.690%, (LIBOR 3 Month), 12/15/2020 (1)	70,000	69,936
Northern Illinois University, BAM, 5.000%, 4/1/2025	400,000	467,152
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,302,552
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,084,100
State of Illinois:
5.000%, 2/1/2021	240,000	243,458
5.000%, 11/1/2022	2,000,000	2,107,220
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,063,040
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	665,286
4.000%, 3/1/2023	510,000	554,406

		22,240,628
Indiana — 1.7%
City of Boonville, 2.600%, 1/1/2023, Call 9/1/2020	500,000	501,560
City of Whiting, 5.000%, 12/1/2044 (1)	1,000,000	1,226,410
Indiana Finance Authority, 5.250%, 10/1/2022, Call 10/1/2021	150,000	158,003
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	251,742

		2,137,715
Iowa — 0.4%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	500,000	511,155
Kansas — 0.6%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	420,000
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	375,000	376,560

		796,560
Kentucky — 3.0%
City of Berea, 0.160%, 6/1/2032, Call 9/1/2020 (1)	1,000,000	1,000,000
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	560,110
Kentucky Public Energy Authority:
1.235%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (1)	1,000,000	1,001,970
4.000%, 7/1/2023	750,000	818,167
Louisville/Jefferson County Metropolitan Government, 1.850%, 10/1/2033 (1)	500,000	503,235

		3,883,482
Louisiana — 0.3%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	404,612
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 10/1/2020	5,000	5,080

		409,692
Maryland — 0.4%
City of Rockville, 5.000%, 11/1/2022	500,000	515,475
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	5,000	5,092

		520,567
Massachusetts — 2.6%
Commonwealth of Massachusetts, 1.700%, 8/1/2043 (1)	1,000,000	1,025,530
Massachusetts Development Finance Agency:
5.000%, 7/1/2021	280,000	288,856
5.000%, 7/1/2022	315,000	336,663
5.000%, 7/1/2024	260,000	295,942

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (1)	1,200,000	1,323,996

		3,270,987
Michigan — 2.0%
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	892,680
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	150,585
Michigan Finance Authority, 3.500%, 11/15/2044 (1)	1,000,000	1,060,440
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 10/1/2020	200,000	200,634
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 10/1/2020	270,000	270,823

		2,575,162
Mississippi — 2.5%
Mississippi Business Finance Corp.:
0.030%, 11/1/2035, Call 9/1/2020 (1)	1,000,000	1,000,000
2.200%, 3/1/2027 (1)	1,250,000	1,288,737
State of Mississippi, 5.000%, 10/15/2024	750,000	874,268

		3,163,005
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri:
2.875%, 2/1/2034, Call 9/21/2020	600,000	597,564
5.000%, 2/1/2022	250,000	259,687
5.000%, 2/1/2024, Call 2/1/2021	250,000	252,830

		1,110,081
Nebraska — 0.9%
Central Plains Energy Project, 5.000%, 3/1/2050, Call 10/1/2023 (1)	1,000,000	1,129,950
Nevada — 1.6%
City of Carson City, 5.000%, 9/1/2022	500,000	538,085
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,117,490
City of Sparks NV, 2.500%, 6/15/2024 (2)	450,000	447,093

		2,102,668
New Jersey — 2.6%
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	418,748
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	851,217
5.000%, 10/1/2026	650,000	741,819
New Jersey Transportation Trust Fund Authority, 5.000%, 12/15/2023	250,000	279,792
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2020	10,000	10,132
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,076,940

		3,378,648
New Mexico — 0.9%
New Mexico Hospital Equipment Loan Council:
0.020%, 8/1/2034, Call 8/31/2020	200,000	200,000
2.375%, 7/1/2024, Call 1/1/2021	1,000,000	965,900

		1,165,900
New York — 5.9%
Long Island Power Authority, 0.870%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (1)	1,000,000	997,070
Metropolitan Transportation Authority:
0.060%, 11/1/2035, Call 8/31/2020 (1)	400,000	400,000
5.000%, 9/1/2022	1,000,000	1,044,360
5.000%, 11/15/2048 (1)	1,000,000	1,079,200
New York City Water & Sewer System, 0.020%, 6/15/2049, Call 8/31/2020	200,000	200,000
New York State Dormitory Authority, 5.000%, 12/1/2022 (2)	600,000	649,554
New York State Dormitory Authority, NATL-RE, 0.180%, 7/1/2029, Call 9/1/2020 (1)(3)	425,000	425,000
New York State Housing Finance Agency, SONYMA, 1.875%, 5/1/2050, Call 9/21/2020 (1)	750,000	750,548
Triborough Bridge & Tunnel Authority, 0.815%, (LIBOR 1 Month), 1/1/2032 (1)	980,000	980,617
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,029,760

		7,556,109
North Carolina — 0.7%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (1)(3)	600,000	580,116

North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	366,898

		947,014
North Dakota — 0.0%
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	40,000	41,389
Ohio — 4.2%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	846,981
American Municipal Power, Inc., 2.300%, 2/15/2038, Call 8/15/2021 (1)	1,000,000	1,013,770
County of Hamilton:
4.000%, 1/1/2021	445,000	446,442
5.000%, 1/1/2022	465,000	476,471
Eclipse Funding Trust, 0.190%, 10/1/2040, Call 10/1/2026 (1)(2)	1,500,000	1,500,000
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	60,000	61,201
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	1,000,000	1,002,180

		5,347,045
Oklahoma — 0.5%
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	600,000	599,100
Pennsylvania — 2.9%
Allegheny County Hospital Development Authority, 1.180%, (LIBOR 3 Month), 2/1/2021, Call 11/1/2020 (1)	30,000	29,964
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	264,175
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,075,820
Lancaster County Hospital Authority, 2.875%, 12/15/2023, Call 9/1/2020	500,000	492,655
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	202,644
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	257,585
5.000%, 12/1/2023	320,000	343,136
Northampton County General Purpose Authority, 1.160%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (1)	1,000,000	995,930
Pennsylvania Turnpike Commission, 1.140%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (1)	80,000	80,322

		3,742,231
South Carolina — 1.0%
Patriots Energy Group Financing Agency, 0.975%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (1)	1,000,000	1,001,160
South Carolina Educational Facilities Authority, 0.190%, 10/1/2039, Call 9/22/2020 (1)	300,000	300,000

		1,301,160
Tennessee — 2.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2022 (1)	1,000,000	1,005,130
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2048, Call 2/1/2023 (1)	1,000,000	1,080,690
5.000%, 2/1/2023	790,000	872,460
5.250%, 9/1/2020	10,000	10,000
5.250%, 9/1/2021	55,000	57,561

		3,025,841
Texas — 5.1%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (1)	900,000	918,351
Crane County Water District, 3.000%, 2/15/2021	605,000	612,133
Fort Bend Independent School District, PSF:
0.875%, 8/1/2050 (1)	500,000	504,065
1.950%, 8/1/2049 (1)	845,000	869,125
Harris County Cultural Education Facilities Finance Corp., 0.990%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (1)	350,000	350,546
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	235,103
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (2)	140,000	140,109
4.000%, 11/15/2021	615,000	618,708
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	265,590

Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	508,320
5.000%, 11/15/2022	1,000,000	1,073,280
Texas State University System, 5.000%, 3/15/2022	350,000	375,585

		6,470,915
Virginia — 1.7%
Albermarle County Economic Development Authority, 0.180%, 10/1/2048, Call 9/1/2020	500,000	500,000
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	624,663
Henrico County Economic Development Authority, AGM, 0.308%, 8/23/2027, Call 9/1/2020 (1)(3)	1,000,000	1,000,000

		2,124,663
Washington — 1.8%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,068,470
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 7/1/2021 (2)	1,000,000	934,560
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	321,216

		2,324,246
West Virginia — 1.7%
West Virginia Economic Development Authority, 2.550%, 3/1/2040 (1)	1,000,000	1,055,280
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	547,602
5.000%, 1/1/2023	555,000	605,838

		2,208,720
Wisconsin — 2.2%
Public Finance Authority:
5.000%, 11/15/2021	610,000	630,142
5.000%, 11/15/2022	500,000	528,595
State of Wisconsin:
5.000%, 9/1/2020	175,000	175,000
5.000%, 3/1/2021	300,000	307,230
Wisconsin Health & Educational Facilities Authority:
0.750%, 2/15/2053, Call 9/1/2020 (1)	750,000	750,000
5.000%, 8/15/2022	200,000	217,262
5.000%, 8/15/2023	205,000	231,472

		2,839,701

Total Municipals (identified cost $124,927,263)		127,061,534

Short-Term Investments — 0.7%

Repurchase Agreements — 0.7%
Agreement with Fixed Income Clearing Corp., 0.080%, dated 8/31/2020, to be repurchased at $902,981 on 9/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 8/31/2022, with a fair value of $921,048	902,979	902,979

Total Short-Term Investments (identified cost $902,978)		902,979

Total Investments — 100.0% (identified cost $125,830,241)		127,964,513

Other Assets and Liabilities — (0.0)%		(14,934)

Total Net Assets — 100.0%		$127,949,579

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2020 these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	4,995,782	3.90

(3)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Ultra Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 94.4%

Alabama — 2.0%
Alabama Housing Finance Authority, 1.500%, 11/1/2022 (1)	$3,000,000	$3,047,220
Birmingham Airport Authority, BAM:
5.000%, 7/1/2023	225,000	251,201
5.000%, 7/1/2024	325,000	375,466
Black Belt Energy Gas District:
1.015%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (1)	4,500,000	4,483,260
4.000%, 6/1/2021	1,000,000	1,025,680
4.000%, 6/1/2022	1,000,000	1,059,560
Columbia Industrial Development Board, 0.200%, 12/1/2037, Call 9/1/2020 (1)	400,000	400,000

		10,642,387
Arizona — 1.0%
Arizona Industrial Development Authority, 0.020%, 2/1/2048, Call 8/31/2020	2,925,000	2,925,000
Maricopa County Pollution Control Corp., 1.050%, 1/1/2038 (1)	2,250,000	2,256,165

		5,181,165
California — 3.4%
Bay Area Toll Authority, 1.260%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (1)	1,750,000	1,761,095
California County Tobacco Securitization Agency:
3.000%, 6/1/2021	300,000	306,108
4.000%, 6/1/2022	250,000	265,967
California Pollution Control Financing Authority:
0.600%, 8/1/2040	3,700,000	3,691,897
0.600%, 11/1/2042 (1)(2)	2,000,000	2,000,100
Metropolitan Water District of Southern California, 0.020%, 7/1/2035, Call 9/1/2020	1,500,000	1,500,000
State of California:
0.450%, (SIFMA Municipal Swap Index Yield), 12/1/2028, Call 9/21/2020 (1)	750,000	750,030
0.874%, (LIBOR 1 Month), 12/1/2031, Call 6/1/2021 (1)	500,000	500,170
Tender Option Bond Trust Receipts/Certificates:
0.190%, 11/15/2049, Call 11/15/2026 (1)(2)	3,750,000	3,750,000
0.240%, 12/1/2030 (1)(2)	3,855,000	3,855,000

		18,380,367
Colorado — 1.7%
City & County of Denver Airport System Revenue, AGC, 0.990%, 11/15/2025, Call 8/31/2020 (1)(3)	475,000	475,000
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,081,290
Colorado School of Mines, 0.615%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (1)	1,165,000	1,148,352
E-470 Public Highway Authority, 0.524%, (LIBOR 1 Month), 9/1/2039, Call 9/21/2020 (1)	1,370,000	1,362,356
Tender Option Bond Trust Receipts/Certificates, 0.530%, 2/1/2021 (1)(2)	5,000,000	5,000,000

		9,066,998
Connecticut — 1.4%
City of New Haven:
5.000%, 2/1/2022	350,000	367,829
5.000%, 8/1/2022	1,025,000	1,089,811
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	634,236
5.000%, 8/1/2023	1,080,000	1,201,068
Town of Windham, 3.000%, 10/1/2020	4,000,000	4,007,480

		7,300,424

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 10/1/2020	360,000	361,397
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,504,650

		2,866,047
Florida — 6.5%
Broward County Housing Finance Authority, 1.400%, 5/1/2022 (1)	2,500,000	2,515,900
City of Atlantic Beach, 3.000%, 11/15/2023, Call 10/1/2020	2,000,000	2,001,200
City of Jacksonville, 0.180%, 5/1/2029, Call 8/31/2020 (1)	290,000	290,000
County of Escambia, 0.220%, 4/1/2039, Call 8/31/2020 (1)	5,900,000	5,900,000
County of St. Lucie, 0.190%, 9/1/2028, Call 8/31/2020 (1)	1,000,000	1,000,000
Florida Development Finance Corp., 0.550%, 1/1/2049, Call 10/1/2020 (1)	10,000,000	9,999,600
JEA Electric System Revenue, 0.190%, 10/1/2038, Call 8/31/2020 (1)	1,025,000	1,025,000
JEA Water & Sewer System Revenue, 0.030%, 10/1/2038, Call 8/31/2020 (1)	1,600,000	1,600,000
Miami-Dade County Housing Finance Authority, 0.600%, 12/1/2022, Call 6/1/2021 (1)	1,000,000	1,001,170
Miami-Dade County Industrial Development Authority, 1.600%, 11/1/2041 (1)	1,400,000	1,402,464
Tender Option Bond Trust Receipts/Certificates, 0.390%, 4/1/2053, Call 4/1/2028 (1)(2)	8,000,000	8,000,000

		34,735,334
Georgia — 4.7%
Bartow County Development Authority, 2.050%, 9/1/2029 (1)	1,400,000	1,424,682
Burke County Development Authority:
0.230%, 11/1/2052, Call 9/1/2020 (1)	1,220,000	1,220,000
1.550%, 12/1/2049 (1)	3,000,000	3,025,530
2.250%, 10/1/2032 (1)	4,000,000	4,119,520
Development Authority of Appling County, 0.240%, 9/1/2029, Call 8/31/2020 (1)	1,300,000	1,300,000
Development Authority of Monroe County, 1.500%, 1/1/2039 (1)	2,000,000	2,011,300
Main Street Natural Gas, Inc.:
0.730%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (1)	5,000,000	4,990,200
0.865%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (1)	5,000,000	4,994,250
5.000%, 5/15/2021	700,000	719,250
Municipal Electric Authority of Georgia:
5.000%, 1/1/2022	380,000	402,910
5.000%, 1/1/2023	805,000	886,201

		25,093,843
Idaho — 0.8%
Idaho Housing & Finance Association, 0.280%, 1/1/2038, Call 9/1/2020 (1)	4,490,000	4,490,000

Illinois — 10.1%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,418,228
Chicago O’Hare International Airport:
5.000%, 1/1/2023	1,000,000	1,094,760
5.000%, 1/1/2023	825,000	903,177
Chicago Park District:
5.000%, 1/1/2023	4,780,000	5,152,219
5.000%, 1/1/2023, Call 1/1/2022	285,000	297,768
City of Chicago:
5.000%, 1/1/2021	200,000	201,532
5.000%, 1/1/2022	300,000	309,186
5.000%, 1/1/2023	400,000	425,236
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,050,710
City of Granite, 2.450%, 5/1/2027 (1)	3,000,000	3,036,810
Cook County School District No 99 Cicero:
5.000%, 12/1/2020	555,000	561,493
5.000%, 12/1/2021	575,000	608,465
Illinois Development Finance Authority, 1.600%, 11/1/2044, Call 10/1/2020 (1)	5,000,000	5,008,800
Illinois Finance Authority:
0.700%, 5/1/2040	2,800,000	2,795,548
0.910%, (SIFMA Municipal Swap Index Yield), 1/1/2046, Call 7/1/2022 (1)	2,000,000	1,990,700
5.000%, 10/1/2023	250,000	279,803
5.000%, 10/1/2024	250,000	288,462
Illinois Housing Development Authority, 1.900%, 10/1/2022 (1)	1,790,000	1,820,072
Lake County Forest Preserve District, 0.690%, (LIBOR 3 Month), 12/15/2020 (1)	130,000	129,882
Northern Illinois University, BAM, 5.000%, 4/1/2024	500,000	568,055

Rockford Park District, 3.000%, 12/15/2020	1,165,000	1,172,468
Sales Tax Securitization Corp., 5.000%, 1/1/2025	500,000	574,445
Sangamon County School District No 186 Springfield, AGM:
4.000%, 6/1/2022	750,000	789,622
4.000%, 6/1/2023	1,000,000	1,081,660
State of Illinois:
4.000%, 6/15/2021	355,000	362,242
4.875%, 5/1/2021	250,000	255,448
5.000%, 10/1/2021	1,500,000	1,555,050
5.000%, 11/1/2021	7,000,000	7,259,980
5.000%, 2/1/2022	6,040,000	6,328,470
5.000%, 12/1/2022	1,000,000	1,068,080
5.125%, 5/1/2022	500,000	528,985
5.375%, 5/1/2023	250,000	271,165
5.500%, 5/1/2024	500,000	555,595
Tender Option Bond Trust Receipts/Certificates, AGM, 0.190%, 12/1/2020 (1)(2)	3,015,000	3,015,000
Will County Community High School District No 210 Lincoln-Way, AGM, 4.000%, 1/1/2022	975,000	1,003,918
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE, 0.000%, 11/1/2021	435,000	431,968

		54,195,002
Indiana — 3.4%
Center Grove Multi-Facility School Building Corp., 2.500%, 12/15/2020, Call 10/1/2020	3,000,000	3,004,890
City of Rockport:
1.350%, 7/1/2025 (1)	1,000,000	1,009,280
1.350%, 7/1/2025 (1)	1,000,000	1,009,370
City of Whiting, 5.000%, 11/1/2045 (1)	1,345,000	1,471,726
Indiana Finance Authority, 0.650%, 12/1/2037 (1)	3,000,000	3,000,000
Indianapolis Local Public Improvement Bond Bank, 1.450%, 6/1/2021, Call 10/1/2020	3,750,000	3,750,150
Lafayette School Corp., 4.000%, 1/15/2021	425,000	430,176
Noblesville Multi School Building Corp., 5.000%, 7/15/2021	2,160,000	2,226,442
Tender Option Bond Trust Receipts/Certificates, 0.470%, 10/1/2020 (1)(2)	2,125,000	2,125,000

		18,027,034
Iowa — 1.9%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	3,500,000	3,578,085
Iowa Finance Authority:
0.735%, (SIFMA Municipal Swap Index Yield), 2/15/2035, Call 3/20/2021 (1)(2)	3,995,000	3,968,313
2.875%, 5/15/2049, Call 11/15/2020	1,000,000	1,004,310
Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.460%, (SIFMA Municipal Swap Index Yield), 7/1/2047, Call 11/2/2020 (1)	1,500,000	1,500,075

		10,050,783
Kansas — 1.5%
City of Andover, 1.625%, 10/1/2022, Call 10/1/2020	2,190,000	2,192,300
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	1,245,000	1,250,179
City of Lenexa, 1.625%, 9/1/2021, Call 10/1/2020	1,000,000	1,000,770
City of Washington, 2.000%, 12/1/2022, Call 12/1/2020	3,000,000	3,012,210
State of Kansas Department of Transportation, 0.420%, (LIBOR 1 Month), 9/1/2021 (1)	400,000	399,884

		7,855,343
Kentucky — 7.8%
City of Ashland:
5.000%, 2/1/2021	385,000	390,517
5.000%, 2/1/2022	475,000	497,586
County of Carroll, 1.200%, 10/1/2034 (1)	5,000,000	5,000,550
County of Owen, 0.700%, 6/1/2040	2,300,000	2,294,963
Kentucky Economic Development Finance Authority:
0.250%, 5/1/2034, Call 8/31/2020	9,735,000	9,735,000
0.650%, 4/1/2031 (1)	2,000,000	2,000,000
Kentucky Higher Education Student Loan Corp., 5.000%, 6/1/2021	1,000,000	1,025,210
Kentucky Housing Corp., 2.000%, 4/1/2022 (1)	1,400,000	1,413,552

Kentucky Public Energy Authority, 1.235%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (1)	5,000,000	5,009,850
Kentucky Rural Water Finance Corp.:
1.250%, 2/1/2022, Call 2/1/2021	6,770,000	6,783,405
1.450%, 6/1/2021, Call 12/1/2020	5,500,000	5,514,630
Louisville/Jefferson County Metropolitan Government, 1.850%, 10/1/2033 (1)	2,000,000	2,012,940

		41,678,203
Louisiana — 1.2%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, 5.000%, 8/1/2021 (4)	1,050,000	1,091,685
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 10/1/2020	350,000	355,579
Louisiana Public Facilities Authority, 0.810%, (SIFMA Municipal Swap Index Yield), 9/1/2057, Call 3/1/2023 (1)	5,000,000	4,960,600

		6,407,864
Maryland — 0.8%
Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,087,240
Massachusetts — 0.1%
Massachusetts Development Finance Agency:
2.450%, 5/1/2027 (1)(2)	250,000	253,068
5.000%, 7/1/2021	300,000	309,720

		562,788
Michigan — 3.0%
Michigan Finance Authority:
0.652%, (LIBOR 1 Month), 12/1/2039, Call 10/1/2020 (1)	200,000	199,934
3.500%, 11/15/2044 (1)	3,175,000	3,366,897
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 10/1/2020	600,000	601,830
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 0.190%, 5/1/2028 (1)(2)	11,335,000	11,335,000
Wayne-Westland Community Schools, Q-SBLF, 4.000%, 11/1/2020	500,000	503,020

		16,006,681
Mississippi — 2.2%
Mississippi Business Finance Corp.:
0.410%, 7/1/2025, Call 8/31/2020 (1)	3,000,000	3,000,000
0.410%, 5/1/2028, Call 8/31/2020 (1)	3,000,000	3,000,000
Mississippi Development Bank:
5.000%, 9/1/2022	250,000	271,387
5.000%, 9/1/2023	700,000	787,703
5.000%, 9/1/2025	400,000	478,168
State of Mississippi:
5.000%, 10/15/2022	1,000,000	1,088,390
5.000%, 10/15/2024	2,735,000	3,168,908

		11,794,556
Missouri — 1.3%
City of St. Louis, 2.000%, 6/1/2021	3,000,000	3,031,590
Health & Educational Facilities Authority of the State of Missouri, 2.875%, 2/1/2034, Call 9/21/2020	765,000	761,894
Missouri Public Utilities Commission, 1.500%, 3/1/2021, Call 9/21/2020	3,275,000	3,276,834

		7,070,318
Nebraska — 0.4%
Central Plains Energy Project:
4.000%, 8/1/2021	1,000,000	1,032,900
4.000%, 8/1/2022	1,000,000	1,067,950

		2,100,850
New Jersey — 1.6%
City of Newark, AGM SAW, 5.000%, 10/1/2023	630,000	713,311
City of Newark, AGM School Bond Gty, 5.000%, 10/1/2023	350,000	396,284
City of Newark, SAW:
5.000%, 10/1/2021	100,000	104,498
5.000%, 10/1/2022	700,000	760,165
City of Newark, School Bond Gty:
5.000%, 10/1/2021	250,000	261,468
5.000%, 10/1/2022	400,000	434,812
Lyndhurst Township School District, 1.875%, 9/10/2020	1,100,000	1,100,440

New Jersey Economic Development Authority, 1.200%, 11/1/2034 (1)	2,500,000	2,536,975
New Jersey Turnpike Authority:
0.460%, (LIBOR 1 Month), 1/1/2021 (1)	1,750,000	1,749,020
0.600%, (LIBOR 1 Month), 1/1/2022 (1)	750,000	747,870

		8,804,843
New Mexico — 0.6%
City of Farmington, 1.200%, 6/1/2040 (1)	1,250,000	1,256,400
City of Santa Fe, 2.250%, 5/15/2024, Call 11/15/2021	500,000	485,740
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 1/1/2021	1,525,000	1,484,450

		3,226,590
New York — 9.1%
City of New York, AGC, 0.790%, 10/1/2021, Call 9/1/2020 (1)(3)	100,000	100,000
County of Suffolk, 2.000%, 9/25/2020	4,000,000	4,003,000
Hempstead Union Free School District, SAW:
1.500%, 6/30/2021	4,000,000	4,022,440
1.750%, 12/15/2020, Call 10/1/2020	1,200,000	1,203,348
Long Island Power Authority, 0.870%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (1)	4,000,000	3,988,280
Metropolitan Transportation Authority:
0.610%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (1)	3,000,000	2,857,350
0.665%, (LIBOR 1 Month), 11/1/2030 (1)	2,970,000	2,820,163
5.000%, 5/15/2021	2,500,000	2,542,825
5.000%, 9/1/2022	6,000,000	6,266,160
5.000%, 2/1/2023	2,645,000	2,780,689
New York State Dormitory Authority, 5.000%, 3/31/2021	3,000,000	3,084,630
Oyster Bay, 2.000%, 3/12/2021	2,000,000	2,017,360
Tender Option Bond Trust Receipts/Certificates, 0.240%, 8/1/2021 (1)(2)	5,335,000	5,335,000
Town of Oyster Bay, 4.000%, 8/27/2021	2,000,000	2,070,580
Town of Oyster Bay, BAM, 4.000%, 11/1/2023 (4)	1,000,000	1,110,760
Triborough Bridge & Tunnel Authority, 0.815%, (LIBOR 1 Month), 1/1/2032 (1)	4,845,000	4,848,052

		49,050,637
North Dakota — 0.1%
City of Williston, 5.000%, 7/15/2021	750,000	777,495

Ohio — 3.2%
American Municipal Power, Inc., 2.250%, 12/3/2020	765,000	768,787
City of Cleveland Airport System Revenue, 5.000%, 1/1/2023	3,100,000	3,371,932
City of North Olmsted, 2.000%, 3/10/2021	1,020,000	1,026,181
County of Lorain, 1.300%, 2/6/2021, Call 10/1/2020	805,000	805,403
County of Union, 2.000%, 9/9/2020	1,500,000	1,500,585
Ohio Housing Finance Agency, 1.750%, 6/1/2022, Call 6/1/2021 (1)	2,775,000	2,806,912
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	6,000,000	6,013,080
Village of Oakwood, 2.250%, 9/17/2020	1,000,000	1,000,880

		17,293,760
Oklahoma — 1.4%
Canadian County Educational Facilities Authority, 5.000%, 12/1/2020	1,900,000	1,916,378
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	4,400,000	4,393,400
Oklahoma Housing Finance Agency, 1.600%, 7/1/2022 (1)	1,000,000	1,010,520

		7,320,298
Pennsylvania — 5.3%
Berks County Municipal Authority:
5.000%, 2/1/2022	500,000	518,770
5.000%, 2/1/2023	1,300,000	1,378,624
Bethlehem Area School District, SAW, 0.597%, (LIBOR 1 Month), 7/1/2031, Call 11/2/2020 (1)	2,985,000	2,962,374
Delaware County Industrial Development Authority, 0.300%, 9/1/2045, Call 8/31/2020 (1)	2,300,000	2,300,000
Manheim Township School District, 0.586%, (LIBOR 1 Month), 5/1/2025, Call 5/1/2021 (1)	2,000,000	1,989,060

Montgomery County Higher Education & Health Authority, 0.880%, (SIFMA Municipal Swap Index Yield), 9/1/2051, Call 9/21/2020 (1)	2,500,000	2,500,075
Northampton County General Purpose Authority, 1.160%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (1)	1,000,000	995,930
Pennsylvania Economic Development Financing Authority:
0.600%, 4/1/2034 (1)	1,100,000	1,100,055
1.700%, 8/1/2037 (1)(4)	5,000,000	5,004,100
2.150%, 11/1/2021 (1)	2,000,000	2,033,780
2.625%, 11/1/2021	1,000,000	1,020,270
Tender Option Bond Trust Receipts/Certificates, 0.420%, 12/1/2024 (1)(2)	6,910,000	6,910,000

		28,713,038
South Carolina — 1.4%
Patriots Energy Group Financing Agency, 0.975%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (1)	6,000,000	6,006,960
South Carolina Jobs-Economic Development Authority, 0.670%, 5/1/2048, Call 8/31/2020 (1)	1,500,000	1,500,000

		7,506,960
Tennessee — 1.1%
Shelby County Health Educational & Housing Facilities Board, AGM, 0.030%, 6/1/2042, Call 8/31/2020 (1)	1,195,000	1,195,000
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2020	4,720,000	4,720,000

		5,915,000
Texas — 3.8%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (1)	3,400,000	3,469,326
Gulf Coast Authority, 2.450%, 5/1/2028 (1)	250,000	253,068
Irving Hospital Authority, 1.260%, (SIFMA Municipal Swap Index Yield), 10/15/2044, Call 4/15/2023 (1)	1,000,000	977,050
Matagorda County Navigation District No. 1, 0.900%, 5/1/2030 (4)	3,000,000	2,992,380
Mission Economic Development Corp., 1.500%, 5/1/2050 (1)(4)	10,000,000	9,999,300
Texas Municipal Gas Acquisition & Supply Corp., 5.000%, 12/15/2020	2,950,000	2,983,482

		20,674,606
Virginia — 2.1%
Halifax County Industrial Development Authority, 0.450%, 12/1/2041 (4)	2,000,000	1,999,680
Hampton Redevelopment & Housing Authority, 1.460%, 12/1/2022, Call 12/1/2021 (1)	4,000,000	4,050,520
Henrico County Economic development Authority, 5.000%, 10/1/2020	900,000	902,214
Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022, Call 12/1/2021	4,300,000	4,393,654

		11,346,068
Washington — 1.8%
Tender Option Bond Trust Receipts/Certificates, 0.560%, 7/1/2026 (1)(2)	7,500,000	7,500,000
Vancouver Housing Authority, 1.530%, 12/1/2022, Call 12/1/2021	1,795,000	1,813,471
Washington Health Care Facilities Authority, 1.212%, (LIBOR 1 Month), 1/1/2042, Call 1/1/2022 (1)	550,000	549,873

		9,863,344
West Virginia — 2.8%
County of Harrison, 3.000%, 10/15/2037 (1)	5,000,000	5,110,850
West Virginia Economic Development Authority, 3.000%, 6/1/2037 (1)	1,000,000	1,024,970
West Virginia Hospital Finance Authority:
0.560%, 6/1/2033, Call 9/1/2020 (1)	8,495,000	8,495,000
5.000%, 1/1/2021	360,000	364,795

		14,995,615
Wisconsin — 4.4%
Burlington Area School District, 2.000%, 9/24/2020	1,000,000	1,001,030
City of Lancaster, 4.000%, 5/1/2021, Call 10/1/2020	1,010,000	1,012,505
D C Everest Area School District, 2.000%, 4/1/2022, Call 10/1/2020	1,290,000	1,291,728
Edgar School District, 2.000%, 10/6/2020	1,800,000	1,802,844
Oconto Falls Public School District, 2.000%, 10/1/2020	2,450,000	2,453,528
Two Rivers Public School District, 2.000%, 9/30/2020	1,750,000	1,752,275
Wisconsin Health & Educational Facilities Authority:
0.510%, (SIFMA Municipal Swap Index Yield), 8/15/2054, Call 1/28/2021 (1)	500,000	499,150
0.750%, 2/15/2053, Call 9/1/2020 (1)	12,750,000	12,750,000

5.000%, 12/1/2022	1,000,000	1,099,000

		23,662,060

Total Municipals (identified cost $504,771,865)		506,743,541

Mutual Funds — 3.8%
Nuveen New York AMT-Free Municipal Credit Income Fund:
0.920%, Call 8/31/2020	40,000	4,000,000
0.920%, 3/1/2029	11,320,000	11,320,000
Nuveen New York AMT-Free Quality Municipal Fund, 0.920%	,5,000,000	5,000,000

Total Mutual Funds (identified cost $20,320,000)		20,320,000

Short-Term Investments — 1.3%

Repurchase Agreements — 1.3%
Agreement with Fixed Income Clearing Corp., 0.080%, dated 8/31/2020, to be repurchased at $6,725,364 on 9/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 8/31/2022, with a fair value of $6,859,927	6,725,349	6,725,349

Total Short-Term Investments (identified cost $6,725,349)		6,725,349

Total Investments — 99.5% (identified cost $531,817,214)		533,788,890

Other Assets and Liabilities — 0.5%		2,814,144

Total Net Assets — 100.0%		$536,603,034

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2020 these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	67,046,481	12.49

(3)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(4)	Purchased on a when-issued or delayed delivery basis.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1) Code of Ethics. Filed herewith.

(a) (2) Certifications required pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b)      Certification pursuant to Section  906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

By:	/s/ John M. Blaser
John M. Blaser
President

Date:  November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Blaser
John M. Blaser
President
(Principal Executive Officer)

Date:  November 6, 2020

By:	/s/ Timothy M. Bonin
Timothy M. Bonin
Treasurer
(Principal Financial Officer)

Date:  November 6, 2020